UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Focus Funds®
Class A, Class T, Class B and Class C

Biotechnology

Communications Equipment

Consumer Discretionary

Electronics

Energy

Financial Services

Health Care

Industrials

Technology

Utilities

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Biotechnology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Communications Equipment	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Discretionary	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Energy	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Industrials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Utilities	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,021.40	$ 7.11
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.10
Class T
Actual	$ 1,000.00	$ 1,020.30	$ 8.38
HypotheticalA	$ 1,000.00	$ 1,016.84	$ 8.36
Class B
Actual	$ 1,000.00	$ 1,016.50	$ 10.90
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Class C
Actual	$ 1,000.00	$ 1,018.10	$ 10.91
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Institutional Class
Actual	$ 1,000.00	$ 1,023.90	$ 5.55
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.09%

Semiannual Report

Advisor Biotechnology Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	10.9	6.0
Gilead Sciences, Inc.	8.9	6.5
Biogen Idec, Inc.	7.2	7.2
Celgene Corp.	6.9	6.3
Cephalon, Inc.	4.6	5.0
Alexion Pharmaceuticals, Inc.	4.0	5.0
BioMarin Pharmaceutical, Inc.	3.7	0.0
Elan Corp. PLC sponsored ADR	3.4	2.4
United Therapeutics Corp.	3.4	1.0
Auxilium Pharmaceuticals, Inc.	3.2	1.5
	56.2
Top Industries (% of fund's net assets)
As of January 31, 2008
Biotechnology	80.8%
Pharmaceuticals	14.2%
Life Sciences Tools & Services	2.8%
Health Care Equipment & Supplies	1.8%
Health Care Providers & Services	0.2%
All Others*	0.2%

As of July 31, 2007
Biotechnology	85.6%
Pharmaceuticals	9.3%
Life Sciences Tools & Services	3.0%
Health Care Equipment & Supplies	2.2%
Health Care Providers & Services	0.2%
All Others	(0.3)% (dagger)

* Includes short-term investments and net other assets.
(dagger) Short-term investments and net other assets are not included in the pie chart.

Biotechnology

Advisor Biotechnology Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BIOTECHNOLOGY - 80.8%
Biotechnology - 80.8%
Acadia Pharmaceuticals, Inc. (a)	31,774	$ 376,840
Acorda Therapeutics, Inc. (a)	4,754	120,561
Affymax, Inc.	8,100	162,486
Alexion Pharmaceuticals, Inc. (a)	30,626	2,000,490
Alkermes, Inc. (a)	23,500	313,020
Alnylam Pharmaceuticals, Inc. (a)	8,500	255,340
Amgen, Inc. (a)	4,206	195,958
Amylin Pharmaceuticals, Inc. (a)	38,708	1,147,692
Antigenics, Inc. unit (a)(c)	452,000	1,468,583
Arena Pharmaceuticals, Inc. (a)	8,400	60,816
Biogen Idec, Inc. (a)	59,348	3,617,261
BioMarin Pharmaceutical, Inc. (a)	49,889	1,848,886
Celgene Corp. (a)	61,825	3,469,001
Cephalon, Inc. (a)	35,099	2,303,547
Cepheid, Inc. (a)	9,300	284,022
Cougar Biotechnology, Inc. (a)	13,800	412,733
Cubist Pharmaceuticals, Inc. (a)	9,915	168,456
Dendreon Corp. (a)	12,600	77,994
Enzon Pharmaceuticals, Inc. (a)	6,100	51,057
Genentech, Inc. (a)	78,311	5,496,648
Genzyme Corp. (a)	19,122	1,494,002
Gilead Sciences, Inc. (a)	98,960	4,521,482
GTx, Inc. (a)	10,700	118,663
Halozyme Therapeutics, Inc. (a)	6,310	34,768
Human Genome Sciences, Inc. (a)	21,777	121,516
ImClone Systems, Inc. (a)	9,800	426,006
Incyte Corp. (a)	34,395	412,052
Indevus Pharmaceuticals, Inc. (a)	26,057	165,983
Isis Pharmaceuticals, Inc. (a)	28,300	441,480
LifeCell Corp. (a)	3,500	138,285
Ligand Pharmaceuticals, Inc. Class B	10,400	43,264
MannKind Corp. (a)	17,108	135,153
Martek Biosciences (a)	4,300	122,550
Medarex, Inc. (a)	8,134	81,259
Millennium Pharmaceuticals, Inc. (a)	60,319	915,039
Myriad Genetics, Inc. (a)	14,605	628,161
Neurochem, Inc. (a)	1,300	2,228
Omrix Biopharmaceuticals, Inc. (a)	3,200	74,432
ONYX Pharmaceuticals, Inc. (a)	11,494	546,310
OREXIGEN Therapeutics, Inc.	11,126	117,379
OSI Pharmaceuticals, Inc. (a)	12,600	502,488
PDL BioPharma, Inc. (a)	34,500	515,085
Pharmion Corp. (a)	9,900	682,605
Poniard Pharmaceuticals, Inc. (a)	8,500	44,370
Progenics Pharmaceuticals, Inc. (a)	6,800	111,112
Regeneron Pharmaceuticals, Inc. (a)	18,391	372,969
Rigel Pharmaceuticals, Inc. (a)	10,035	276,264
Sangamo Biosciences, Inc. (a)	12,798	146,537
Savient Pharmaceuticals, Inc. (a)	14,505	280,672

	Shares	Value
Theratechnologies, Inc. (a)	6,300	$ 57,755
Theravance, Inc. (a)	9,365	184,771
United Therapeutics Corp. (a)	20,203	1,696,648
Vanda Pharmaceuticals, Inc. (a)	63,239	270,031
Vertex Pharmaceuticals, Inc. (a)	60,400	1,229,744
Zymogenetics, Inc. (a)	12,795	129,102
		40,871,556
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Health Care Equipment - 1.8%
Alsius Corp. (a)	15,600	55,848
Clinical Data, Inc. (a)	6,747	141,485
Quidel Corp. (a)	43,600	687,572
TomoTherapy, Inc.	200	2,962
		887,867
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Oracle Healthcare Acquisition Corp. unit (a)	11,000	89,760
LIFE SCIENCES TOOLS & SERVICES - 2.8%
Life Sciences Tools & Services - 2.8%
AMAG Pharmaceuticals, Inc.	3,615	186,389
Applera Corp. - Celera Genomics Group (a)	14,100	216,012
Exelixis, Inc. (a)	41,700	305,244
Medivation, Inc. (a)	1,359	21,744
QIAGEN NV (a)	34,555	704,922
		1,434,311
PHARMACEUTICALS - 14.2%
Pharmaceuticals - 14.2%
Akorn, Inc. (a)	131,279	984,593
Auxilium Pharmaceuticals, Inc. (a)	47,658	1,629,904
Biodel, Inc.	69,770	1,243,999
Catalyst Pharmaceutical Partners, Inc. (a)	22,041	74,499
Elan Corp. PLC sponsored ADR (a)	67,400	1,712,634
Jazz Pharmaceuticals, Inc.	6,900	90,390
Sepracor, Inc. (a)	11,996	338,767
ULURU, Inc. (a)	2,100	4,914
XenoPort, Inc. (a)	18,000	1,104,480
		7,184,180
TOTAL COMMON STOCKS (Cost $47,253,494)		50,467,674
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b) (Cost $570,865)	570,865	$ 570,865
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $47,824,359)		51,038,539
NET OTHER ASSETS - (1.0)%		(481,230)
NET ASSETS - 100%		$ 50,557,309
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,468,583 or 2.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. unit	1/9/08	$ 1,356,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,939
Fidelity Securities Lending Cash Central Fund	5,335
Total	$ 12,274

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $47,253,494)	$ 50,467,674
Fidelity Central Funds (cost $570,865)	570,865
Total Investments (cost $47,824,359)		$ 51,038,539
Receivable for investments sold		1,061,773
Receivable for fund shares sold		56,096
Distributions receivable from Fidelity Central Funds		592
Prepaid expenses		163
Other receivables		123
Total assets		52,157,286

Liabilities
Payable for investments purchased	$ 1,396,075
Payable for fund shares redeemed	108,582
Accrued management fee	27,878
Distribution fees payable	28,294
Other affiliated payables	15,154
Other payables and accrued expenses	23,994
Total liabilities		1,599,977

Net Assets		$ 50,557,309
Net Assets consist of:
Paid in capital		$ 51,602,322
Accumulated net investment loss		(478,923)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,780,270)
Net unrealized appreciation (depreciation) on investments		3,214,180
Net Assets		$ 50,557,309

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,238,927 ÷ 1,923,338 shares)	$ 6.88

Maximum offering price per share (100/94.25 of $6.88)	$ 7.30
Class T: Net Asset Value and redemption price per share ($13,320,899 ÷ 1,973,076 shares)	$ 6.75

Maximum offering price per share (100/96.50 of $6.75)	$ 6.99
Class B: Net Asset Value and offering price per share ($11,465,945 ÷ 1,765,637 shares) A	$ 6.49

Class C: Net Asset Value and offering price per share ($11,458,337 ÷ 1,764,098 shares)A	$ 6.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,073,201 ÷ 152,540 shares)	$ 7.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Interest		$ 87
Income from Fidelity Central Funds (including $5,335 from security lending)		12,274
Total income		12,361

Expenses
Management fee	$ 151,327
Transfer agent fees	88,591
Distribution fees	178,921
Accounting and security lending fees	11,670
Custodian fees and expenses	5,990
Independent trustees' compensation	111
Registration fees	38,256
Audit	22,375
Legal	152
Miscellaneous	218
Total expenses before reductions	497,611
Expense reductions	(6,327)	491,284
Net investment income (loss)		(478,923)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(828,422)
Foreign currency transactions	287
Total net realized gain (loss)		(828,135)
Change in net unrealized appreciation (depreciation) on investment securities		2,303,055
Net gain (loss)		1,474,920
Net increase (decrease) in net assets resulting from operations		$ 995,997

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (478,923)	$ (966,220)
Net realized gain (loss)	(828,135)	8,930,811
Change in net unrealized appreciation (depreciation)	2,303,055	(4,482,074)
Net increase (decrease) in net assets resulting from operations	995,997	3,482,517
Distributions to shareholders from net realized gain	(3,898,929)	-
Share transactions - net increase (decrease)	1,910,148	(8,274,098)
Redemption fees	888	1,128
Total increase (decrease) in net assets	(991,896)	(4,790,453)

Net Assets
Beginning of period	51,549,205	56,339,658
End of period (including accumulated net investment loss of $478,923 and $0, respectively)	$ 50,557,309	$ 51,549,205

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 7.23	$ 6.81	$ 6.80	$ 6.00	$ 5.94	$ 4.39
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.09)	(.08) H	(.09)	(.05)
Net realized and unrealized gain (loss)	.23	.51	.10	.88	.15	1.60
Total from investment operations	.18	.42	.01	.80	.06	1.55
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Distributions from net realized gain	(.53)	-	-	-	-	-
Net asset value, end of period	$ 6.88	$ 7.23	$ 6.81	$ 6.80	$ 6.00	$ 5.94
Total Return B, C, D	2.14%	6.17%	.15%	13.33%	1.01%	35.31%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.42%	1.48%	1.56%	1.68%	2.04%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.40% A	1.40%	1.37%	1.43%	1.48%	1.47%
Net investment income (loss)	(1.35)% A	(1.25)%	(1.29)%	(1.36)% H	(1.38)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,239	$ 13,081	$ 12,539	$ 11,022	$ 10,197	$ 7,718
Portfolio turnover rate G	143% A	120%	62%	30%	50%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.37)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 7.11	$ 6.71	$ 6.72	$ 5.95	$ 5.90	$ 4.37
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.11)	(.10) H	(.10)	(.06)
Net realized and unrealized gain (loss)	.23	.51	.10	.87	.15	1.59
Total from investment operations	.17	.40	(.01)	.77	.05	1.53
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Distributions from net realized gain	(.53)	-	-	-	-	-
Net asset value, end of period	$ 6.75	$ 7.11	$ 6.71	$ 6.72	$ 5.95	$ 5.90
Total Return B, C, D	2.03%	5.96%	(.15)%	12.94%	.85%	35.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.75%	1.79%	1.93%	2.10%	2.39%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.65%	1.62%	1.68%	1.73%	1.72%
Net investment income (loss)	(1.61)% A	(1.49)%	(1.54)%	(1.61)% H	(1.63)%	(1.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,321	$ 13,008	$ 13,808	$ 14,177	$ 13,367	$ 10,281
Portfolio turnover rate G	143% A	120%	62%	30%	50%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 6.88	$ 6.52	$ 6.56	$ 5.84	$ 5.82	$ 4.33
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.14)	(.13) H	(.13)	(.09)
Net realized and unrealized gain (loss)	.21	.50	.10	.85	.15	1.58
Total from investment operations	.14	.36	(.04)	.72	.02	1.49
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Distributions from net realized gain	(.53)	-	-	-	-	-
Net asset value, end of period	$ 6.49	$ 6.88	$ 6.52	$ 6.56	$ 5.84	$ 5.82
Total Return B, C, D	1.65%	5.52%	(.61)%	12.33%	.34%	34.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.17%	2.23%	2.33%	2.46%	2.78%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.19%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.15%	2.12%	2.18%	2.22%	2.22%
Net investment income (loss)	(2.10)% A	(1.99)%	(2.04)%	(2.11)% H	(2.12)%	(1.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,466	$ 12,656	$ 14,938	$ 16,921	$ 16,819	$ 15,154
Portfolio turnover rate G	143% A	120%	62%	30%	50%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 6.88	$ 6.52	$ 6.57	$ 5.84	$ 5.82	$ 4.33
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.14)	(.13) H	(.13)	(.09)
Net realized and unrealized gain (loss)	.22	.50	.09	.86	.15	1.58
Total from investment operations	.15	.36	(.05)	.73	.02	1.49
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Distributions from net realized gain	(.53)	-	-	-	-	-
Net asset value, end of period	$ 6.50	$ 6.88	$ 6.52	$ 6.57	$ 5.84	$ 5.82
Total Return B, C, D	1.81%	5.52%	(.76)%	12.50%	.34%	34.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.16%	2.17%	2.24%	2.31%	2.58%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.19%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.15%	2.12%	2.18%	2.23%	2.22%
Net investment income (loss)	(2.11)% A	(1.99)%	(2.04)%	(2.11)% H	(2.13)%	(1.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,458	$ 11,813	$ 13,787	$ 12,538	$ 13,215	$ 10,493
Portfolio turnover rate G	143% A	120%	62%	30%	50%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 6.91	$ 6.89	$ 6.06	$ 5.97	$ 4.40
Income from Investment Operations
Net investment income (loss) D	(.04)	(.07)	(.07)	(.06) G	(.06)	(.04)
Net realized and unrealized gain (loss)	.24	.53	.09	.89	.15	1.61
Total from investment operations	.20	.46	.02	.83	.09	1.57
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Distributions from net realized gain	(.53)	-	-	-	-	-
Net asset value, end of period	$ 7.04	$ 7.37	$ 6.91	$ 6.89	$ 6.06	$ 5.97
Total Return B, C	2.39%	6.66%	.29%	13.70%	1.51%	35.68%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09% A	1.06%	1.05%	1.10%	1.16%	1.37%
Expenses net of fee waivers, if any	1.09% A	1.06%	1.05%	1.10%	1.16%	1.25%
Expenses net of all reductions	1.09% A	1.06%	1.03%	1.09%	1.14%	1.22%
Net investment income (loss)	(1.04)% A	(.91)%	(.94)%	(1.02)% G	(1.04)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073	$ 991	$ 1,268	$ 1,243	$ 1,146	$ 1,153
Portfolio turnover rate F	143% A	120%	62%	30%	50%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Biotechnology

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,184,827
Unrealized depreciation	(4,337,216)
Net unrealized appreciation (depreciation)	$ 2,847,611
Cost for federal income tax purposes	$ 48,190,928

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $38,560,673 and $41,250,005, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 17,186	$ 216
Class T	.25%	.25%	34,778	-
Class B	.75%	.25%	65,067	48,971
Class C	.75%	.25%	61,890	8,269
			$ 178,921	$ 57,456

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,220
Class T	3,918
Class B*	13,577
Class C*	969
$ 22,684

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,890.30
Class T	27,448.39
Class B	19,783.30
Class C	18,878.31
Institutional Class	1,592.24
	$ 88,591

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Biotechnology

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,023 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $72 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.65%	$ 6,204

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $123 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $6,156.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 958,767	$ -
Class T	975,567	-
Class B	968,071	-
Class C	911,566	-
Institutional Class	84,958	-
Total	$ 3,898,929	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	297,112	654,030	$ 2,195,566	$ 4,756,477
Reinvestment of distributions	116,475	-	854,207	-
Shares redeemed	(298,354)	(687,789)	(2,203,206)	(5,067,147)
Net increase (decrease)	115,233	(33,759)	$ 846,567	$ (310,670)
Class T
Shares sold	268,451	413,953	$ 1,960,575	$ 2,989,158
Reinvestment of distributions	133,154	-	959,166	-
Shares redeemed	(257,075)	(643,045)	(1,884,963)	(4,647,999)
Net increase (decrease)	144,530	(229,092)	$ 1,034,778	$ (1,658,841)
Class B
Shares sold	95,815	235,936	$ 673,854	$ 1,623,598
Reinvestment of distributions	123,818	-	860,151	-
Shares redeemed	(294,189)	(686,826)	(2,039,831)	(4,815,046)
Net increase (decrease)	(74,556)	(450,890)	$ (505,826)	$ (3,191,448)
Class C
Shares sold	196,131	294,514	$ 1,396,524	$ 2,075,073
Reinvestment of distributions	110,151	-	765,068	-
Shares redeemed	(259,392)	(691,341)	(1,807,430)	(4,822,276)
Net increase (decrease)	46,890	(396,827)	$ 354,162	$ (2,747,203)
Institutional Class
Shares sold	111,194	40,455	$ 858,271	$ 308,779
Reinvestment of distributions	6,538	-	48,898	-
Shares redeemed	(99,564)	(89,434)	(726,702)	(674,715)
Net increase (decrease)	18,168	(48,979)	$ 180,467	$ (365,936)

Biotechnology

Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 852.80	$ 6.52
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.10
Class T
Actual	$ 1,000.00	$ 851.50	$ 7.68
HypotheticalA	$ 1,000.00	$ 1,016.84	$ 8.36
Class B
Actual	$ 1,000.00	$ 849.70	$ 10.00
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Class C
Actual	$ 1,000.00	$ 849.70	$ 10.00
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Institutional Class
Actual	$ 1,000.00	$ 853.10	$ 5.36
HypotheticalA	$ 1,000.00	$ 1,019.36	$ 5.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Semiannual Report

Advisor Communications Equipment Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	15.4	6.6
Research In Motion Ltd.	10.1	10.2
Comverse Technology, Inc.	6.9	4.7
QUALCOMM, Inc.	6.6	19.6
Corning, Inc.	6.5	4.8
High Tech Computer Corp.	4.7	0.0
Juniper Networks, Inc.	4.1	5.8
Powerwave Technologies, Inc.	3.5	4.4
F5 Networks, Inc.	2.9	4.2
Sandvine Corp. (U.K.)	2.8	3.0
	63.5
Top Industries (% of fund's net assets)
As of January 31, 2008
Communications Equipment	72.9%
Software	6.1%
Semiconductors & Semiconductor Equipment	5.9%
Computers & Peripherals	5.1%
Household Durables	2.4%
All Others*	7.6%

As of July 31, 2007
Communications Equipment	79.6%
Software	6.9%
Semiconductors & Semiconductor Equipment	6.2%
Computers & Peripherals	1.6%
Household Durables	1.5%
All Others*	4.2%

* Includes short-term investments and net other assets.

Communications Equipment

Advisor Communications Equipment Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 72.7%
Communications Equipment - 72.7%
Acme Packet, Inc. (a)	100	$ 962
ADC Telecommunications, Inc. (a)	12,200	180,438
Adtran, Inc.	3,083	64,157
ADVA AG Optical Networking (a)	7,013	24,062
Airvana, Inc.	6,808	35,606
Aruba Networks, Inc.	100	946
AudioCodes Ltd. (a)	20,500	96,145
Avanex Corp. (a)	11,600	11,020
Ceragon Networks Ltd. (a)	100	909
Cisco Systems, Inc. (a)	47,669	1,167,889
Comtech Group, Inc. (a)	15,601	167,867
Comverse Technology, Inc. (a)	31,906	521,663
Corning, Inc.	20,600	495,842
F5 Networks, Inc. (a)	9,300	218,829
Finisar Corp. (a)	2,800	4,480
Foundry Networks, Inc. (a)	5,400	74,520
Foxconn International Holdings Ltd. (a)	2,000	3,299
Harris Stratex Networks, Inc. Class A (a)	15,495	168,741
Infinera Corp.	1,300	13,247
Ixia (a)	2,963	21,926
Juniper Networks, Inc. (a)	11,450	310,868
Opnext, Inc.	500	2,580
Orckit Communications Ltd. (a)	3,800	28,500
Powerwave Technologies, Inc. (a)	69,500	264,100
QUALCOMM, Inc.	11,800	500,556
Research In Motion Ltd. (a)	8,120	762,306
Riverbed Technology, Inc. (a)	2,300	51,405
Sonus Networks, Inc. (a)	34,204	139,894
Starent Networks Corp.	11,000	135,960
Symmetricom, Inc. (a)	8,145	35,594
		5,504,311
COMPUTERS & PERIPHERALS - 5.1%
Computer Hardware - 4.9%
Compal Electronics, Inc.	5,698	4,905
Concurrent Computer Corp. (a)	11,340	9,526
High Tech Computer Corp.	19,000	358,183
NEC Corp. sponsored ADR	90	369
		372,983
Computer Storage & Peripherals - 0.2%
SanDisk Corp. (a)	610	15,525
TOTAL COMPUTERS & PERIPHERALS		388,508
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
Electronic Equipment & Instruments - 1.0%
Chi Mei Optoelectronics Corp.	8,227	9,699

	Shares	Value
HannStar Display Corp. (a)	48,024	$ 18,040
Nippon Electric Glass Co. Ltd.	3,000	44,889
		72,628
Electronic Manufacturing Services - 0.2%
Trimble Navigation Ltd. (a)	600	15,870
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		88,498
HOUSEHOLD DURABLES - 2.4%
Consumer Electronics - 2.4%
Tele Atlas NV (a)	4,700	185,227
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
RADVision Ltd. (a)	3,050	30,653
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
Semiconductor Equipment - 0.8%
EMCORE Corp. (a)	4,600	62,882
Semiconductors - 5.1%
Actel Corp. (a)	451	5,371
AMIS Holdings, Inc. (a)	5,900	43,129
Applied Micro Circuits Corp. (a)	2,758	22,147
Broadcom Corp. Class A (a)	1,300	28,704
Conexant Systems, Inc. (a)	12,800	8,832
Cree, Inc. (a)	1,100	32,505
CSR PLC (a)	2,000	21,226
Exar Corp. (a)	143	1,174
Hittite Microwave Corp. (a)	600	23,892
Marvell Technology Group Ltd. (a)	5,900	70,033
Microsemi Corp. (a)	449	10,201
Mindspeed Technologies, Inc. (a)	12,509	10,220
MIPS Technologies, Inc. (a)	1,398	6,221
Pericom Semiconductor Corp. (a)	1,700	23,052
Pixelplus Co. Ltd. sponsored ADR (a)	3,600	2,160
PLX Technology, Inc. (a)	1,400	9,828
PMC-Sierra, Inc. (a)	3,100	14,539
Silicon Motion Technology Corp. sponsored ADR (a)	1,800	27,720
Silicon Storage Technology, Inc. (a)	1,200	3,408
Soitec SA (a)	2,100	18,530
Transmeta Corp. (a)	290	3,903
		386,795
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		449,677
SOFTWARE - 6.1%
Application Software - 2.3%
Smith Micro Software, Inc. (a)	6,700	50,451
Taleo Corp. Class A (a)	100	2,113
Ulticom, Inc. (a)	17,598	125,826
		178,390
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 1.0%
Ubisoft Entertainment SA (a)	800	$ 72,722
Systems Software - 2.8%
Allot Communications Ltd. (a)	300	1,191
Sandvine Corp. (U.K.) (a)	56,400	207,839
		209,030
TOTAL SOFTWARE		460,142
TOTAL COMMON STOCKS (Cost $8,040,016)		7,107,016
Convertible Bonds - 0.2%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	17,888
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 3.79% (b) (Cost $481,822)	481,822	481,822
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $8,541,838)		7,606,726
NET OTHER ASSETS - (0.4)%		(31,948)
NET ASSETS - 100%		$ 7,574,778
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,719
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.7%
Canada	12.9%
Taiwan	5.6%
Netherlands	2.4%
Israel	2.1%
France	1.2%
Others (individually less than 1%)	2.1%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2008 approximately $221,739 of losses recognized during the period November 1, 2006 to July 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,060,016)	$ 7,124,904
Fidelity Central Funds (cost $481,822)	481,822
Total Investments (cost $8,541,838)		$ 7,606,726
Receivable for investments sold		27,415
Dividends receivable		190
Interest receivable		12
Distributions receivable from Fidelity Central Funds		352
Prepaid expenses		32
Receivable from investment adviser for expense reductions		3,262
Other receivables		219
Total assets		7,638,208

Liabilities
Payable for fund shares redeemed	$ 29,334
Accrued management fee	3,619
Distribution fees payable	3,964
Other affiliated payables	2,546
Other payables and accrued expenses	23,967
Total liabilities		63,430

Net Assets		$ 7,574,778
Net Assets consist of:
Paid in capital		$ 8,938,953
Accumulated net investment loss		(73,133)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(355,930)
Net unrealized appreciation (depreciation) on investments		(935,112)
Net Assets		$ 7,574,778

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,139,712 ÷ 268,285 shares)	$ 7.98

Maximum offering price per share (100/94.25 of $7.98)	$ 8.47
Class T: Net Asset Value and redemption price per share ($2,183,189 ÷ 278,588 shares)	$ 7.84

Maximum offering price per share (100/96.50 of $7.84)	$ 8.12
Class B: Net Asset Value and offering price per share ($1,669,961 ÷ 220,930 shares) A	$ 7.56

Class C: Net Asset Value and offering price per share ($1,314,984 ÷ 174,040 shares)A	$ 7.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($266,932 ÷ 32,862 shares)	$ 8.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 10,279
Interest		81
Income from Fidelity Central Funds		3,719
Total income		14,079

Expenses
Management fee	$ 27,592
Transfer agent fees	17,923
Distribution fees	30,052
Accounting fees and expenses	1,928
Custodian fees and expenses	1,286
Independent trustees' compensation	21
Registration fees	37,741
Audit	22,979
Legal	36
Miscellaneous	43
Total expenses before reductions	139,601
Expense reductions	(52,389)	87,212
Net investment income (loss)		(73,133)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,903)
Foreign currency transactions	(38)
Total net realized gain (loss)		(15,941)
Change in net unrealized appreciation (depreciation) on investment securities		(1,282,930)
Net gain (loss)		(1,298,871)
Net increase (decrease) in net assets resulting from operations		$ (1,372,004)

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (73,133)	$ (146,568)
Net realized gain (loss)	(15,941)	337,365
Change in net unrealized appreciation (depreciation)	(1,282,930)	2,613,997
Net increase (decrease) in net assets resulting from operations	(1,372,004)	2,804,794
Distributions to shareholders from net realized gain	(150,546)	-
Share transactions - net increase (decrease)	(1,292,974)	(3,045,289)
Redemption fees	346	192
Total increase (decrease) in net assets	(2,815,178)	(240,303)

Net Assets
Beginning of period	10,389,956	10,630,259
End of period (including accumulated net investment loss of $73,133 and $0, respectively)	$ 7,574,778	$ 10,389,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.49	$ 7.29	$ 7.70	$ 6.53	$ 5.57	$ 3.96
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.09)	(.07)	(.09)	(.04)
Net realized and unrealized gain (loss)	(1.32)	2.29	(.32)	1.24	1.01	1.65
Total from investment operations	(1.37)	2.20	(.41)	1.17	.92	1.61
Distributions from net realized gain	(.14)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.04	- I
Net asset value, end of period	$ 7.98	$ 9.49	$ 7.29	$ 7.70	$ 6.53	$ 5.57
Total Return B, C, D	(14.72)%	30.18%	(5.32)%	17.92%	17.24%	40.66%
Ratios to Average Net Assets F, H
Expenses before reductions	2.43% A	2.24%	2.13%	2.32%	2.38%	6.13%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.40% A	1.40%	1.32%	1.28%	1.35%	1.36%
Net investment income (loss)	(1.11)% A	(1.00)%	(1.05)%	(.92)%	(1.18)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,140	$ 2,825	$ 3,145	$ 2,406	$ 3,480	$ 970
Portfolio turnover rate G	48% A	58%	174%	250%	306%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January, 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 7.19	$ 7.61	$ 6.48	$ 5.54	$ 3.95
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.11)	(.08)	(.10)	(.05)
Net realized and unrealized gain (loss)	(1.30)	2.26	(.31)	1.21	1.00	1.64
Total from investment operations	(1.36)	2.15	(.42)	1.13	.90	1.59
Distributions from net realized gain	(.14)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.04	- I
Net asset value, end of period	$ 7.84	$ 9.34	$ 7.19	$ 7.61	$ 6.48	$ 5.54
Total Return B, C, D	(14.85)%	29.90%	(5.52)%	17.44%	16.97%	40.25%
Ratios to Average Net Assets F, H
Expenses before reductions	2.79% A	2.57%	2.51%	2.78%	3.06%	6.82%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.71%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.64%	1.57%	1.54%	1.60%	1.61%
Net investment income (loss)	(1.37)% A	(1.25)%	(1.30)%	(1.18)%	(1.43)%	(1.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,183	$ 3,271	$ 2,932	$ 3,034	$ 3,250	$ 1,723
Portfolio turnover rate G	48% A	58%	174%	250%	306%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 6.99	$ 7.44	$ 6.36	$ 5.47	$ 3.92
Income from Investment Operations
Net investment income (loss) E	(.08)	(.14)	(.14)	(.12)	(.13)	(.07)
Net realized and unrealized gain (loss)	(1.25)	2.18	(.31)	1.20	.98	1.62
Total from investment operations	(1.33)	2.04	(.45)	1.08	.85	1.55
Distributions from net realized gain	(.14)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.04	- I
Net asset value, end of period	$ 7.56	$ 9.03	$ 6.99	$ 7.44	$ 6.36	$ 5.47
Total Return B, C, D	(15.03)%	29.18%	(6.05)%	16.98%	16.27%	39.54%
Ratios to Average Net Assets F, H
Expenses before reductions	3.16% A	3.00%	2.94%	3.14%	3.48%	6.88%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.15%	2.07%	2.04%	2.11%	2.11%
Net investment income (loss)	(1.87)% A	(1.75)%	(1.80)%	(1.68)%	(1.93)%	(1.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,670	$ 2,225	$ 2,406	$ 2,864	$ 2,998	$ 1,846
Portfolio turnover rate G	48% A	58%	174%	250%	306%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended Janaury 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 6.99	$ 7.44	$ 6.36	$ 5.47	$ 3.92
Income from Investment Operations
Net investment income (loss) E	(.08)	(.14)	(.15)	(.12)	(.14)	(.07)
Net realized and unrealized gain (loss)	(1.25)	2.18	(.30)	1.20	.99	1.62
Total from investment operations	(1.33)	2.04	(.45)	1.08	.85	1.55
Distributions from net realized gain	(.14)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.04	- I
Net asset value, end of period	$ 7.56	$ 9.03	$ 6.99	$ 7.44	$ 6.36	$ 5.47
Total Return B, C, D	(15.03)%	29.18%	(6.05)%	16.98%	16.27%	39.54%
Ratios to Average Net Assets F, H
Expenses before reductions	3.16% A	2.98%	2.86%	3.07%	3.19%	6.81%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.19%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.15%	2.07%	2.02%	2.10%	2.11%
Net investment income (loss)	(1.87)% A	(1.75)%	(1.81)%	(1.66)%	(1.93)%	(1.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,315	$ 1,745	$ 1,768	$ 1,846	$ 3,180	$ 1,009
Portfolio turnover rate G	48% A	58%	174%	250%	306%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended Janary 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 7.39	$ 7.79	$ 6.60	$ 5.61	$ 3.98
Income from Investment Operations
Net investment income (loss) D	(.04)	(.07)	(.07)	(.05)	(.07)	(.03)
Net realized and unrealized gain (loss)	(1.35)	2.33	(.33)	1.24	1.02	1.66
Total from investment operations	(1.39)	2.26	(.40)	1.19	.95	1.63
Distributions from net realized gain	(.14)	-	-	-	-	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	.04	- H
Net asset value, end of period	$ 8.12	$ 9.65	$ 7.39	$ 7.79	$ 6.60	$ 5.61
Total Return B, C	(14.69)%	30.58%	(5.13)%	18.03%	17.65%	40.95%
Ratios to Average Net Assets E, G
Expenses before reductions	2.09% A	1.87%	1.70%	1.85%	1.55%	5.34%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.18%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.15%	1.07%	1.01%	1.11%	1.11%
Net investment income (loss)	(.86)% A	(.75)%	(.80)%	(.65)%	(.93)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267	$ 324	$ 379	$ 319	$ 607	$ 154
Portfolio turnover rate F	48% A	58%	174%	250%	306%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 853,521
Unrealized depreciation	(1,872,636)
Net unrealized appreciation (depreciation)	$ (1,019,115)
Cost for federal income tax purposes	$ 8,625,841

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Communications Equipment

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,335,732 and $4,143,167, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,414	$ 17
Class T	.25%	.25%	7,662	-
Class B	.75%	.25%	10,527	7,895
Class C	.75%	.25%	8,449	1,114
			$ 30,052	$ 9,026

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 883
Class T	1,045
Class B*	1,164
Class C*	206
$ 3,298

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,501.33
Class T	6,779.44
Class B	3,452.33
Class C	2,769.33
Institutional Class	422.26
	$ 17,923

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $168 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 13,982
Class T	1.65%	17,439
Class B	2.15%	10,666
Class C	2.15%	8,552
Institutional Class	1.15%	1,532
		$ 52,171

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $218 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Communications Equipment

9. Other - continued

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $4,027.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended January 31, 2008
From net realized gain
Class A	$ 39,064
Class T	47,716
Class B	32,890
Class C	26,349
Institutional Class	4,527
Total	$ 150,546

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	55,145	81,005	$ 532,808	$ 690,457
Reinvestment of distributions	4,001	-	38,211	-
Shares redeemed	(88,520)	(214,792)	(812,836)	(1,810,328)
Net increase (decrease)	(29,374)	(133,787)	$ (241,817)	$ (1,119,871)
Class T
Shares sold	29,008	82,403	$ 266,761	$ 704,729
Reinvestment of distributions	5,010	-	47,041	-
Shares redeemed	(105,727)	(139,753)	(978,230)	(1,173,589)
Net increase (decrease)	(71,709)	(57,350)	$ (664,428)	$ (468,860)
Class B
Shares sold	13,811	24,084	$ 122,159	$ 199,321
Reinvestment of distributions	3,437	-	31,211	-
Shares redeemed	(42,635)	(121,877)	(377,724)	(1,002,926)
Net increase (decrease)	(25,387)	(97,793)	$ (224,354)	$ (803,605)
Class C
Shares sold	25,047	60,107	$ 227,235	$ 487,807
Reinvestment of distributions	2,609	-	23,659	-
Shares redeemed	(46,830)	(119,863)	(408,582)	(990,194)
Net increase (decrease)	(19,174)	(59,756)	$ (157,688)	$ (502,387)
Institutional Class
Shares sold	3,195	1,716	$ 30,324	$ 15,290
Reinvestment of distributions	356	-	3,461	-
Shares redeemed	(4,219)	(19,380)	(38,472)	(165,856)
Net increase (decrease)	(668)	(17,664)	$ (4,687)	$ (150,566)

Semiannual Report

Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 900.10	$ 6.50
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.90
Class T
Actual	$ 1,000.00	$ 899.50	$ 7.69
HypotheticalA	$ 1,000.00	$ 1,017.04	$ 8.16
Class B
Actual	$ 1,000.00	$ 896.80	$ 10.06
HypotheticalA	$ 1,000.00	$ 1,014.53	$ 10.68
Class C
Actual	$ 1,000.00	$ 897.00	$ 10.06
HypotheticalA	$ 1,000.00	$ 1,014.53	$ 10.68
Institutional Class
Actual	$ 1,000.00	$ 901.10	$ 5.30
HypotheticalA	$ 1,000.00	$ 1,019.56	$ 5.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.36%
Class T	1.61%
Class B	2.11%
Class C	2.11%
Institutional Class	1.11%

Consumer Discretionary

Advisor Consumer Discretionary Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Target Corp.	6.3	5.5
Time Warner, Inc.	5.7	6.1
McDonald's Corp.	5.1	5.0
Home Depot, Inc.	4.4	6.3
Lowe's Companies, Inc.	3.9	1.5
Comcast Corp. Class A	3.3	4.5
Staples, Inc.	3.2	3.2
Johnson Controls, Inc.	2.8	1.7
News Corp. Class A	2.7	3.2
The Walt Disney Co.	2.6	1.2
	40.0
Top Industries (% of fund's net assets)
As of January 31, 2008
Media	27.3%
Specialty Retail	24.8%
Hotels, Restaurants & Leisure	14.0%
Multiline Retail	8.3%
Food & Staples Retailing	4.7%
All Others*	20.9%

As of July 31, 2007
Media	27.2%
Specialty Retail	20.8%
Hotels, Restaurants & Leisure	16.0%
Multiline Retail	12.5%
Textiles, Apparel & Luxury Goods	6.4%
All Others*	17.1%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Consumer Discretionary Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
AUTO COMPONENTS - 2.8%
Auto Parts & Equipment - 2.8%
Johnson Controls, Inc.	31,200	$ 1,103,544
AUTOMOBILES - 1.3%
Automobile Manufacturers - 0.7%
Renault SA	1,000	114,156
Toyota Motor Corp. sponsored ADR	1,500	162,825
		276,981
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc.	6,400	259,712
TOTAL AUTOMOBILES		536,693
DISTRIBUTORS - 0.5%
Distributors - 0.5%
Li & Fung Ltd.	58,000	215,712
DIVERSIFIED CONSUMER SERVICES - 2.8%
Education Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,900	709,686
Career Education Corp. (a)	3,100	67,394
Princeton Review, Inc. (a)	5,429	42,835
Strayer Education, Inc.	900	155,322
		975,237
Specialized Consumer Services - 0.4%
Sotheby's Class A (ltd. vtg.)	4,700	146,029
TOTAL DIVERSIFIED CONSUMER SERVICES		1,121,266
FOOD & STAPLES RETAILING - 4.7%
Drug Retail - 2.2%
CVS Caremark Corp.	22,600	882,982
Food Distributors - 0.6%
Sysco Corp.	7,200	209,160
Food Retail - 0.9%
Susser Holdings Corp. (a)	15,283	360,679
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp. (d)	6,000	407,640
TOTAL FOOD & STAPLES RETAILING		1,860,461
HOTELS, RESTAURANTS & LEISURE - 14.0%
Casinos & Gaming - 4.0%
International Game Technology	21,600	921,672
Las Vegas Sands Corp. (a)	4,000	350,680
Penn National Gaming, Inc. (a)	1,900	99,085
Wynn Resorts Ltd.	1,800	206,964
		1,578,401
Hotels, Resorts & Cruise Lines - 2.9%
Carnival Corp. unit	15,800	702,942
Royal Caribbean Cruises Ltd.	11,400	459,192
		1,162,134

	Shares	Value
Restaurants - 7.1%
Burger King Holdings, Inc.	4,000	$ 105,400
Darden Restaurants, Inc.	3,600	101,952
McDonald's Corp.	38,300	2,050,965
Sonic Corp. (a)(d)	9,600	212,928
Starbucks Corp. (a)	20,200	381,982
		2,853,227
TOTAL HOTELS, RESTAURANTS & LEISURE		5,593,762
HOUSEHOLD DURABLES - 1.0%
Household Appliances - 1.0%
The Stanley Works	2,100	107,856
Whirlpool Corp.	3,400	289,374
		397,230
INTERNET & CATALOG RETAIL - 3.8%
Catalog Retail - 1.1%
Liberty Media Corp. - Interactive Series A (a)	27,800	442,298
Internet Retail - 2.7%
Amazon.com, Inc. (a)	6,700	520,590
Blue Nile, Inc. (a)(d)	10,100	558,025
		1,078,615
TOTAL INTERNET & CATALOG RETAIL		1,520,913
INTERNET SOFTWARE & SERVICES - 2.0%
Internet Software & Services - 2.0%
Google, Inc. Class A (sub. vtg.) (a)	1,000	564,300
LoopNet, Inc. (a)(d)	15,300	215,883
		780,183
LEISURE EQUIPMENT & PRODUCTS - 1.4%
Leisure Products - 1.1%
Mattel, Inc.	20,900	439,109
Photographic Products - 0.3%
Eastman Kodak Co.	7,000	139,510
TOTAL LEISURE EQUIPMENT & PRODUCTS		578,619
MEDIA - 27.3%
Advertising - 3.3%
National CineMedia, Inc.	14,800	337,292
Omnicom Group, Inc.	21,900	993,603
		1,330,895
Broadcasting & Cable TV - 7.4%
Clear Channel Communications, Inc.	10,000	307,100
Comcast Corp. Class A (a)	72,550	1,317,508
Grupo Televisa SA de CV (CPO) sponsored ADR	25,500	568,395
The DIRECTV Group, Inc. (a)	26,400	596,112
Time Warner Cable, Inc. (a)(d)	7,000	176,120
		2,965,235
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - 14.4%
Cinemark Holdings, Inc.	6,600	$ 94,380
Live Nation, Inc. (a)	16,733	182,390
News Corp.:
Class A	56,984	1,076,998
Class B	4,600	89,424
Regal Entertainment Group Class A (d)	54,400	1,008,576
The Walt Disney Co.	34,000	1,017,620
Time Warner, Inc.	145,400	2,288,596
		5,757,984
Publishing - 2.2%
McGraw-Hill Companies, Inc.	20,400	872,304
TOTAL MEDIA		10,926,418
MULTILINE RETAIL - 8.3%
Department Stores - 2.0%
Kohl's Corp. (a)	7,600	346,864
Nordstrom, Inc. (d)	11,500	447,350
		794,214
General Merchandise Stores - 6.3%
Lojas Americanas SA (PN)	150	1,142
Target Corp.	45,200	2,512,213
		2,513,355
TOTAL MULTILINE RETAIL		3,307,569
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Bare Escentuals, Inc. (a)(d)	8,900	212,176
SOFTWARE - 0.3%
Home Entertainment Software - 0.3%
Activision, Inc. (a)	4,900	126,763
SPECIALTY RETAIL - 24.8%
Apparel Retail - 5.9%
Abercrombie & Fitch Co. Class A	5,000	398,450
American Eagle Outfitters, Inc.	4,800	110,544
Casual Male Retail Group, Inc. (a)	21,600	104,976
Citi Trends, Inc. (a)	8,599	117,548
Collective Brands, Inc. (a)(d)	13,700	241,394
Ross Stores, Inc.	11,500	335,225
TJX Companies, Inc.	18,448	582,219
Tween Brands, Inc. (a)(d)	9,100	291,473
Urban Outfitters, Inc. (a)	6,600	191,400
		2,373,229

	Shares	Value
Automotive Retail - 1.6%
Advance Auto Parts, Inc.	15,400	$ 549,472
Penske Auto Group, Inc.	5,700	103,512
		652,984
Computer & Electronics Retail - 0.7%
Gamestop Corp. Class A (a)	5,700	294,861
Home Improvement Retail - 9.1%
Home Depot, Inc.	57,867	1,774,781
Lowe's Companies, Inc.	58,900	1,557,316
Sherwin-Williams Co. (d)	5,500	314,655
		3,646,752
Homefurnishing Retail - 1.4%
Williams-Sonoma, Inc. (d)	20,300	545,664
Specialty Stores - 6.1%
Jo-Ann Stores, Inc. (a)	900	11,403
PetSmart, Inc.	35,400	809,598
Staples, Inc.	52,638	1,260,154
Tiffany & Co., Inc. (d)	8,600	343,140
		2,424,295
TOTAL SPECIALTY RETAIL		9,937,785
TEXTILES, APPAREL & LUXURY GOODS - 4.7%
Apparel, Accessories & Luxury Goods - 2.7%
Burberry Group PLC	17,647	153,945
Coach, Inc. (a)	22,700	727,535
G-III Apparel Group Ltd. (a)	12,700	169,799
Lululemon Athletica, Inc.	700	23,723
		1,075,002
Footwear - 2.0%
Deckers Outdoor Corp. (a)	2,648	321,044
Iconix Brand Group, Inc. (a)	18,600	386,694
K-Swiss, Inc. Class A	4,900	88,984
		796,722
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,871,724
TOTAL COMMON STOCKS (Cost $41,924,687)		40,090,818
Money Market Funds - 11.2%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	176,746	$ 176,746
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	4,332,625	4,332,625
TOTAL MONEY MARKET FUNDS (Cost $4,509,371)		4,509,371
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $46,434,058)		44,600,189
NET OTHER ASSETS - (11.4)%		(4,577,249)
NET ASSETS - 100%		$ 40,022,940
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,446
Fidelity Securities Lending Cash Central Fund	17,748
Total	$ 25,194

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,365,004) - See accompanying schedule: Unaffiliated issuers (cost $41,924,687)	$ 40,090,818
Fidelity Central Funds (cost $4,509,371)	4,509,371
Total Investments (cost $46,434,058)		$ 44,600,189
Receivable for investments sold		673,987
Receivable for fund shares sold		40,626
Dividends receivable		10,505
Distributions receivable from Fidelity Central Funds		3,734
Prepaid expenses		149
Other receivables		8,916
Total assets		45,338,106

Liabilities
Payable for investments purchased	$ 787,190
Payable for fund shares redeemed	122,318
Accrued management fee	18,123
Distribution fees payable	18,243
Other affiliated payables	12,523
Other payables and accrued expenses	24,144
Collateral on securities loaned, at value	4,332,625
Total liabilities		5,315,166

Net Assets		$ 40,022,940
Net Assets consist of:
Paid in capital		$ 42,846,085
Accumulated net investment loss		(40,823)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(948,507)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,833,815)
Net Assets		$ 40,022,940

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,084,149 ÷ 1,156,612 shares)	$ 13.04

Maximum offering price per share (100/94.25 of $13.04)	$ 13.84
Class T: Net Asset Value and redemption price per share ($11,303,678 ÷ 892,357 shares)	$ 12.67

Maximum offering price per share (100/96.50 of $12.67)	$ 13.13
Class B: Net Asset Value and offering price per share ($7,495,512 ÷ 631,467 shares) A	$ 11.87

Class C: Net Asset Value and offering price per share ($5,427,104 ÷ 456,544 shares) A	$ 11.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($712,497 ÷ 52,718 shares)	$ 13.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Discretionary Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 339,924
Income from Fidelity Central Funds		25,194
Total income		365,118

Expenses
Management fee	$ 134,766
Transfer agent fees	74,450
Distribution fees	137,228
Accounting and security lending fees	10,200
Custodian fees and expenses	4,058
Independent trustees' compensation	106
Registration fees	23,959
Audit	22,591
Legal	171
Miscellaneous	212
Total expenses before reductions	407,741
Expense reductions	(1,812)	405,929
Net investment income (loss)		(40,811)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(563,405)
Foreign currency transactions	(234)
Total net realized gain (loss)		(563,639)
Change in net unrealized appreciation (depreciation) on investment securities		(4,441,180)
Net gain (loss)		(5,004,819)
Net increase (decrease) in net assets resulting from operations		$ (5,045,630)

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (40,811)	$ (126,710)
Net realized gain (loss)	(563,639)	8,083,666
Change in net unrealized appreciation (depreciation)	(4,441,180)	(1,699,408)
Net increase (decrease) in net assets resulting from operations	(5,045,630)	6,257,548
Distributions to shareholders from net investment income	-	(93,265)
Distributions to shareholders from net realized gain	(4,774,704)	(7,904,219)
Total distributions	(4,774,704)	(7,997,484)
Share transactions - net increase (decrease)	(5,169,792)	3,157,156
Redemption fees	286	895
Total increase (decrease) in net assets	(14,989,840)	1,418,115

Net Assets
Beginning of period	55,012,780	53,594,665
End of period (including accumulated net investment loss of $40,823 and accumulated net investment loss of $12, respectively)	$ 40,022,940	$ 55,012,780

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.89	$ 16.39	$ 16.62	$ 14.51	$ 13.71	$ 12.71
Income from Investment Operations
Net investment income (loss) E	.01	.02 H	(.04)	(.07)	(.07)	(.04)
Net realized and unrealized gain (loss)	(1.45)	1.83	(.07)	2.71	.87	1.04
Total from investment operations	(1.44)	1.85	(.11)	2.64	.80	1.00
Distributions from net investment income	-	(.05)	-	-	-	-
Distributions from net realized gain	(1.41)	(2.30)	(.12)	(.53)	-	-
Total distributions	(1.41)	(2.35)	(.12)	(.53)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.04	$ 15.89	$ 16.39	$ 16.62	$ 14.51	$ 13.71
Total Return B, C, D	(9.99)%	11.67%	(.69)%	18.85%	5.84%	7.87%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.42%	1.42%	1.47%	1.55%	1.70%
Expenses net of fee waivers, if any	1.36% A	1.40%	1.40%	1.44%	1.50%	1.53%
Expenses net of all reductions	1.36% A	1.39%	1.39%	1.42%	1.45%	1.48%
Net investment income (loss)	.14% A	.11% H	(.23)%	(.45)%	(.50)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,084	$ 19,708	$ 16,935	$ 17,887	$ 11,856	$ 9,101
Portfolio turnover rate G	76% A	164%	81%	66%	152%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.47	$ 16.03	$ 16.29	$ 14.27	$ 13.51	$ 12.57
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02) H	(.07)	(.11)	(.11)	(.07)
Net realized and unrealized gain (loss)	(1.40)	1.79	(.07)	2.66	.87	1.01
Total from investment operations	(1.41)	1.77	(.14)	2.55	.76	.94
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	(1.39)	(2.30)	(.12)	(.53)	-	-
Total distributions	(1.39)	(2.33)	(.12)	(.53)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.67	$ 15.47	$ 16.03	$ 16.29	$ 14.27	$ 13.51
Total Return B, C, D	(10.05)%	11.43%	(.89)%	18.52%	5.63%	7.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.69%	1.69%	1.75%	1.81%	1.87%
Expenses net of fee waivers, if any	1.61% A	1.65%	1.65%	1.69%	1.75%	1.78%
Expenses net of all reductions	1.58% A	1.61%	1.62%	1.67%	1.70%	1.73%
Net investment income (loss)	(.08)% A	(.10)% H	(.46)%	(.70)%	(.74)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,304	$ 14,787	$ 14,267	$ 16,782	$ 15,555	$ 13,693
Portfolio turnover rate G	76% A	164%	81%	66%	152%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ende January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.56	$ 15.26	$ 15.60	$ 13.75	$ 13.08	$ 12.22
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10) H	(.15)	(.17)	(.18)	(.13)
Net realized and unrealized gain (loss)	(1.32)	1.70	(.07)	2.55	.85	.99
Total from investment operations	(1.36)	1.60	(.22)	2.38	.67	.86
Distributions from net realized gain	(1.33)	(2.30)	(.12)	(.53)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.87	$ 14.56	$ 15.26	$ 15.60	$ 13.75	$ 13.08
Total Return B, C, D	(10.32)%	10.82%	(1.45)%	17.97%	5.12%	7.04%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.20%	2.19%	2.24%	2.29%	2.37%
Expenses net of fee waivers, if any	2.11% A	2.15%	2.15%	2.19%	2.25%	2.25%
Expenses net of all reductions	2.11% A	2.15%	2.14%	2.16%	2.20%	2.19%
Net investment income (loss)	(.61)% A	(.64)% H	(.98)%	(1.20)%	(1.25)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,496	$ 11,081	$ 14,088	$ 18,862	$ 17,302	$ 15,944
Portfolio turnover rate G	76% A	164%	81%	66%	152%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 15.28	$ 15.62	$ 13.77	$ 13.10	$ 12.24
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10) H	(.15)	(.17)	(.18)	(.13)
Net realized and unrealized gain (loss)	(1.32)	1.71	(.07)	2.55	.85	.99
Total from investment operations	(1.36)	1.61	(.22)	2.38	.67	.86
Distributions from net realized gain	(1.34)	(2.30)	(.12)	(.53)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.89	$ 14.59	$ 15.28	$ 15.62	$ 13.77	$ 13.10
Total Return B, C, D	(10.30)%	10.88%	(1.45)%	17.94%	5.11%	7.03%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.16%	2.12%	2.17%	2.24%	2.33%
Expenses net of fee waivers, if any	2.11% A	2.15%	2.12%	2.17%	2.24%	2.25%
Expenses net of all reductions	2.11% A	2.15%	2.12%	2.14%	2.19%	2.19%
Net investment income (loss)	(.61)% A	(.64)% H	(.95)%	(1.18)%	(1.24)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,427	$ 8,051	$ 7,160	$ 8,505	$ 6,992	$ 6,759
Portfolio turnover rate G	76% A	164%	81%	66%	152%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 16.82	$ 17.01	$ 14.81	$ 13.95	$ 12.91
Income from Investment Operations
Net investment income (loss) D	.03	.06 G	-	(.03)	(.04)	(.01)
Net realized and unrealized gain (loss)	(1.51)	1.89	(.07)	2.76	.90	1.05
Total from investment operations	(1.48)	1.95	(.07)	2.73	.86	1.04
Distributions from net investment income	-	(.06)	-	-	-	-
Distributions from net realized gain	(1.41)	(2.30)	(.12)	(.53)	-	-
Total distributions	(1.41)	(2.36)	(.12)	(.53)	-	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.52	$ 16.41	$ 16.82	$ 17.01	$ 14.81	$ 13.95
Total Return B, C	(9.89)%	12.04%	(.44)%	19.08%	6.16%	8.06%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.15%	1.18%	1.26%	1.34%	1.49%
Expenses net of fee waivers, if any	1.11% A	1.15%	1.15%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.11% A	1.14%	1.14%	1.17%	1.20%	1.19%
Net investment income (loss)	.40% A	.36% G	.02%	(.21)%	(.25)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 712	$ 1,385	$ 1,144	$ 1,371	$ 907	$ 766
Portfolio turnover rate F	76% A	164%	81%	66%	152%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Consumer Discretionary

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,141,956
Unrealized depreciation	(5,160,163)
Net unrealized appreciation (depreciation)	$ (2,018,207)
Cost for federal income tax purposes	$ 46,618,396

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $18,535,963 and $28,310,864, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 22,037	$ 451
Class T	.25%	.25%	33,422	-
Class B	.75%	.25%	46,887	35,174
Class C	.75%	.25%	34,882	5,069
			$ 137,228	$ 40,694

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,758
Class T	1,553
Class B*	10,851
Class C*	268
$ 15,430

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,173.31
Class T	20,379.30
Class B	14,428.31
Class C	10,867.31
Institutional Class	1,603.30
	$ 74,450

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,024 for the period.

Consumer Discretionary

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $73 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $17,748.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $86 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	$ 1,726

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $12,226.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ -	$ 58,649
Class T	-	28,339
Class C	-	505
Institutional Class	-	5,772
Total	$ -	$ 93,265
From net realized gain
Class A	$ 1,697,903	$ 2,496,425
Class T	1,304,169	2,054,841
Class B	954,937	2,079,901
Class C	712,751	1,100,868
Institutional Class	104,944	172,184
Total	$ 4,774,704	$ 7,904,219

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	129,022	540,609	$ 1,814,946	$ 8,973,622
Reinvestment of distributions	104,669	141,640	1,531,841	2,265,680
Shares redeemed	(317,043)	(475,746)	(4,477,349)	(7,950,826)
Net increase (decrease)	(83,352)	206,503	$ (1,130,562)	$ 3,288,476
Class T
Shares sold	56,361	188,336	$ 793,238	$ 3,060,088
Reinvestment of distributions	84,915	122,934	1,207,897	1,916,483
Shares redeemed	(204,629)	(245,736)	(2,771,472)	(4,018,366)
Net increase (decrease)	(63,353)	65,534	$ (770,337)	$ 958,205
Class B
Shares sold	14,584	83,325	$ 191,577	$ 1,279,468
Reinvestment of distributions	65,209	122,770	871,754	1,810,224
Shares redeemed	(209,218)	(368,667)	(2,701,977)	(5,659,191)
Net increase (decrease)	(129,425)	(162,572)	$ (1,638,646)	$ (2,569,499)
Class C
Shares sold	24,048	183,143	$ 312,213	$ 2,817,553
Reinvestment of distributions	37,921	59,948	507,490	885,827
Shares redeemed	(157,176)	(159,811)	(1,996,212)	(2,453,389)
Net increase (decrease)	(95,207)	83,280	$ (1,176,509)	$ 1,249,991
Institutional Class
Shares sold	28,906	116,522	$ 425,543	$ 1,988,792
Reinvestment of distributions	5,683	8,916	86,193	146,867
Shares redeemed	(66,288)	(109,046)	(965,474)	(1,905,676)
Net increase (decrease)	(31,699)	16,392	$ (453,738)	$ 229,983

Consumer Discretionary

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 790.30	$ 6.30
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.10
Class T
Actual	$ 1,000.00	$ 789.50	$ 7.42
HypotheticalA	$ 1,000.00	$ 1,016.84	$ 8.36
Class B
Actual	$ 1,000.00	$ 786.20	$ 9.65
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Class C
Actual	$ 1,000.00	$ 787.10	$ 9.66
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Institutional Class
Actual	$ 1,000.00	$ 790.30	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,019.36	$ 5.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Semiannual Report

Advisor Electronics Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	19.9	18.8
Applied Materials, Inc.	7.6	5.0
Texas Instruments, Inc.	6.0	4.2
Broadcom Corp. Class A	4.4	5.9
Marvell Technology Group Ltd.	4.2	4.8
Xilinx, Inc.	3.2	2.5
Microchip Technology, Inc.	2.6	0.1
Varian Semiconductor Equipment Associates, Inc.	2.2	1.4
National Semiconductor Corp.	2.2	3.0
Altera Corp.	2.1	2.4
	54.4
Top Industries (% of fund's net assets)
As of January 31, 2008
Semiconductors & Semiconductor Equipment	77.8%
Communications Equipment	5.1%
Computers & Peripherals	4.0%
Electrical Equipment	3.6%
Electronic Equipment & Instruments	3.0%
All Others*	6.5%

As of July 31, 2007
Semiconductors & Semiconductor Equipment	85.2%
Commercial Services & Supplies	4.6%
Electronic Equipment & Instruments	3.6%
Communications Equipment	2.0%
Chemicals	1.3%
All Others*	3.3%

* Includes short-term investments and net other assets.

Electronics

Advisor Electronics Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CAPITAL MARKETS - 0.7%
Asset Management & Custody Banks - 0.3%
Harris & Harris Group, Inc. (a)	8,452	$ 59,756
Diversified Capital Markets - 0.1%
Indochina Capital Vietnam Holdings Ltd.	3,100	25,188
Investment Banking & Brokerage - 0.3%
REXCAPITAL Financial Holdings Ltd. (a)	375,000	48,093
TOTAL CAPITAL MARKETS		133,037
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
Nanophase Technologies Corp. (a)	25,200	98,532
Nitto Denko Corp.	800	39,048
Tokuyama Corp.	3,000	21,414
Wacker Chemie AG	400	87,109
		246,103
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Diversified Commercial & Professional Services - 2.5%
Arrowhead Research Corp. (a)	6,800	21,352
Arrowhead Research Corp. (a)(c)	109,016	342,310
Arrowhead Research Corp. warrants 5/21/17 (a)(c)	64,879	146,853
		510,515
COMMUNICATIONS EQUIPMENT - 5.1%
Communications Equipment - 5.1%
AAC Acoustic Technology Holdings, Inc. (a)	34,000	31,787
Alcatel-Lucent SA sponsored ADR	8,700	55,071
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	14,703	60,429
Cisco Systems, Inc. (a)	8,600	210,700
Foxconn International Holdings Ltd. (a)	83,600	137,878
Nokia Corp. sponsored ADR	7,400	273,430
QUALCOMM, Inc.	5,100	216,342
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,300	52,256
		1,037,893
COMPUTERS & PERIPHERALS - 4.0%
Computer Hardware - 2.5%
Apple, Inc. (a)	1,200	162,432
Hewlett-Packard Co.	2,500	109,375
High Tech Computer Corp.	12,000	226,221
		498,028
Computer Storage & Peripherals - 1.5%
ASUSTeK Computer, Inc.	51,243	133,625
STEC, Inc. (a)	8,500	63,155
Synaptics, Inc. (a)	4,000	106,000
		302,780
TOTAL COMPUTERS & PERIPHERALS		800,808

	Shares	Value
ELECTRICAL EQUIPMENT - 3.6%
Electrical Components & Equipment - 3.6%
Evergreen Solar, Inc. (a)	10,300	$ 125,557
First Solar, Inc. (a)	1,000	181,770
JA Solar Holdings Co. Ltd. ADR	900	45,747
Neo-Neon Holdings Ltd.	68,700	41,850
Q-Cells AG (a)	1,000	94,098
Renewable Energy Corp. AS (a)	400	10,457
SolarWorld AG	2,500	110,858
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	2,100	114,933
		725,270
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.0%
Electronic Equipment & Instruments - 1.0%
Cyntec Co. Ltd.	6,000	5,551
Ibiden Co. Ltd.	200	12,602
Motech Industries, Inc.	9,850	58,807
Nan Ya Printed Circuit Board Corp.	10,000	47,756
Nidec Corp.	700	45,885
Universal Display Corp. (a)	1,100	17,787
		188,388
Electronic Manufacturing Services - 1.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	57,200	307,035
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	2,600	88,972
Wolfson Microelectronics PLC (a)	4,300	13,561
		102,533
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		597,956
MACHINERY - 0.1%
Industrial Machinery - 0.1%
NGK Insulators Ltd.	1,000	25,769
MEDIA - 0.1%
Broadcasting & Cable TV - 0.1%
JumpTV, Inc.	18,000	26,904
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
VODone Ltd. (a)	22,000	2,314
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 77.8%
Semiconductor Equipment - 16.3%
Applied Materials, Inc.	86,200	1,544,704
ASML Holding NV (NY Shares) (a)	5,200	138,268
FormFactor, Inc. (a)	5,650	136,843
Global Unichip Corp.	7,000	31,857
Lam Research Corp. (a)	8,600	330,154
MEMC Electronic Materials, Inc. (a)	5,200	371,592
Tessera Technologies, Inc. (a)	7,500	293,775
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Topco Scientific Co. Ltd.	12,840	$ 18,130
Varian Semiconductor Equipment Associates, Inc. (a)	13,900	447,719
		3,313,042
Semiconductors - 61.5%
Advanced Micro Devices, Inc. (a)	30,200	230,728
Advanced Semiconductor Engineering, Inc. sponsored ADR	37,681	160,521
Altera Corp.	25,900	437,451
ARM Holdings PLC sponsored ADR	39,200	277,536
Atheros Communications, Inc. (a)	5,000	136,550
Broadcom Corp. Class A (a)	40,500	894,240
Cavium Networks, Inc.	1,700	32,487
Ceva, Inc. (a)	1,500	12,675
Diodes, Inc. (a)	10,500	243,075
Epistar Corp.	26,153	62,658
Global Mixed-mode Technology, Inc.	13,500	60,370
Himax Technologies, Inc. sponsored ADR	16,800	82,824
Hittite Microwave Corp. (a)	4,400	175,208
Infineon Technologies AG sponsored ADR (a)	8,600	88,064
Intel Corp.	190,390	4,036,267
Intersil Corp. Class A	15,500	356,965
Linear Technology Corp.	1,900	52,573
Marvell Technology Group Ltd. (a)	72,400	859,388
Maxim Integrated Products, Inc.	10,400	204,464
Microchip Technology, Inc.	16,500	526,515
Monolithic Power Systems, Inc. (a)	2,600	40,664
National Semiconductor Corp.	24,220	446,375
NVIDIA Corp. (a)	12,200	299,998
ON Semiconductor Corp. (a)	15,100	97,848
Richtek Technology Corp.	18,550	127,986
Silicon Laboratories, Inc. (a)	7,000	218,680
Soitec SA (a)	1,300	11,471
Spreadtrum Communications, Inc. ADR	6,900	65,550
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	24,300	225,504
Texas Instruments, Inc.	39,700	1,227,921
TriQuint Semiconductor, Inc. (a)	15,400	72,996

	Shares	Value
Volterra Semiconductor Corp. (a)	7,800	$ 71,604
Xilinx, Inc.	29,500	645,165
		12,482,321
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		15,795,363
SOFTWARE - 1.2%
Home Entertainment Software - 1.2%
Nintendo Co. Ltd.	500	247,000
TOTAL COMMON STOCKS (Cost $25,497,757)		20,148,932
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 3.79% (b) (Cost $140,042)	140,042	140,042
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $25,637,799)		20,288,974
NET OTHER ASSETS - 0.0%		6,013
NET ASSETS - 100%		$ 20,294,987
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $489,163 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp.	5/18/07	$ 531,419
Arrowhead Research Corp. warrants 5/21/17	5/18/07	234,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,515
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.3%
Taiwan	7.3%
Bermuda	4.2%
Cayman Islands	2.5%
Japan	1.9%
Germany	1.8%
United Kingdom	1.5%
Finland	1.3%
Others (individually less than 1%)	2.2%
100.0%
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $7,319,181 of which $4,774,109, $2,265,871 and $279,201 will expire on July 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $25,497,757)	$ 20,148,932
Fidelity Central Funds (cost $140,042)	140,042
Total Investments (cost $25,637,799)		$ 20,288,974
Foreign currency held at value (cost $4,889)		4,880
Receivable for investments sold		621,093
Receivable for fund shares sold		35,462
Dividends receivable		3,864
Distributions receivable from Fidelity Central Funds		952
Prepaid expenses		86
Receivable from investment adviser for expense reductions		3,592
Other receivables		534
Total assets		20,959,437

Liabilities
Payable to custodian bank	$ 460,091
Payable for investments purchased	94,480
Payable for fund shares redeemed	59,502
Accrued management fee	9,859
Distribution fees payable	11,620
Other affiliated payables	7,074
Other payables and accrued expenses	21,824
Total liabilities		664,450

Net Assets		$ 20,294,987
Net Assets consist of:
Paid in capital		$ 35,004,514
Accumulated net investment loss		(88,308)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,272,403)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,348,816)
Net Assets		$ 20,294,987

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,745,739 ÷ 659,094 shares)	$ 7.20

Maximum offering price per share (100/94.25 of $7.20)	$ 7.64
Class T: Net Asset Value and redemption price per share ($5,740,809 ÷ 810,107 shares)	$ 7.09

Maximum offering price per share (100/96.50 of $7.09)	$ 7.35
Class B: Net Asset Value and offering price per share ($3,077,824 ÷ 449,697 shares) A	$ 6.84

Class C: Net Asset Value and offering price per share ($6,199,389 ÷ 906,591 shares) A	$ 6.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($531,226 ÷ 72,244 shares)	$ 7.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Electronics

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 149,399
Interest		352
Income from Fidelity Central Funds		5,515
Total income		155,266

Expenses
Management fee	$ 75,379
Transfer agent fees	44,631
Distribution fees	87,998
Accounting fees and expenses	5,267
Custodian fees and expenses	11,076
Independent trustees' compensation	58
Registration fees	38,178
Audit	23,131
Legal	84
Miscellaneous	119
Total expenses before reductions	285,921
Expense reductions	(42,347)	243,574
Net investment income (loss)		(88,308)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,662,060)
Foreign currency transactions	(1,900)
Total net realized gain (loss)		(1,663,960)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,000,880)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(4,000,877)
Net gain (loss)		(5,664,837)
Net increase (decrease) in net assets resulting from operations		$ (5,753,145)

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (88,308)	$ (226,545)
Net realized gain (loss)	(1,663,960)	4,562,227
Change in net unrealized appreciation (depreciation)	(4,000,877)	2,119,265
Net increase (decrease) in net assets resulting from operations	(5,753,145)	6,454,947
Share transactions - net increase (decrease)	(3,296,003)	(7,957,827)
Redemption fees	177	878
Total increase (decrease) in net assets	(9,048,971)	(1,502,002)

Net Assets
Beginning of period	29,343,958	30,845,960
End of period (including accumulated net investment loss of $88,308 and $0, respectively)	$ 20,294,987	$ 29,343,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 7.38	$ 8.04	$ 6.58	$ 6.59	$ 5.57
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.04)	(.07)	(.09)	(.06)
Net realized and unrealized gain (loss)	(1.90)	1.76	(.62)	1.53	.08	1.07
Total from investment operations	(1.91)	1.73	(.66)	1.46	(.01)	1.01
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 7.20	$ 9.11	$ 7.38	$ 8.04	$ 6.58	$ 6.59
Total Return B, C, D	(20.97)%	23.44%	(8.21)%	22.19%	(.15)%	18.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69% A	1.60%	1.50%	1.59%	1.55%	1.89%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.40% A	1.38%	1.36%	1.38%	1.48%	1.46%
Net investment income (loss)	(.25)% A	(.35)%	(.52)%	(.96)%	(1.15)%	(1.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,746	$ 7,551	$ 7,916	$ 11,397	$ 8,374	$ 8,116
Portfolio turnover rate G	81% A	97%	95%	128%	84%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 7.29	$ 7.96	$ 6.53	$ 6.56	$ 5.55
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.06)	(.08)	(.11)	(.07)
Net realized and unrealized gain (loss)	(1.87)	1.74	(.61)	1.51	.08	1.07
Total from investment operations	(1.89)	1.69	(.67)	1.43	(.03)	1.00
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 7.09	$ 8.98	$ 7.29	$ 7.96	$ 6.53	$ 6.56
Total Return B, C, D	(21.05)%	23.18%	(8.42)%	21.90%	(.46)%	18.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	1.89%	1.82%	1.89%	1.83%	2.14%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.69%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.64%	1.61%	1.61%	1.72%	1.71%
Net investment income (loss)	(.50)% A	(.60)%	(.77)%	(1.20)%	(1.39)%	(1.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,741	$ 8,103	$ 9,048	$ 12,085	$ 15,445	$ 14,362
Portfolio turnover rate G	81% A	97%	95%	128%	84%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 8.70	$ 7.10	$ 7.78	$ 6.42	$ 6.48	$ 5.52
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.10)	(.12)	(.14)	(.10)
Net realized and unrealized gain (loss)	(1.82)	1.69	(.58)	1.48	.08	1.06
Total from investment operations	(1.86)	1.60	(.68)	1.36	(.06)	.96
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.84	$ 8.70	$ 7.10	$ 7.78	$ 6.42	$ 6.48
Total Return B, C, D	(21.38)%	22.54%	(8.74)%	21.18%	(.93)%	17.39%
Ratios to Average Net Assets F, H
Expenses before reductions	2.44% A	2.36%	2.29%	2.41%	2.41%	2.76%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.21%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.13%	2.11%	2.13%	2.23%	2.21%
Net investment income (loss)	(1.00)% A	(1.10)%	(1.27)%	(1.72)%	(1.90)%	(1.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,078	$ 4,572	$ 6,123	$ 8,963	$ 8,498	$ 11,335
Portfolio turnover rate G	81% A	97%	95%	128%	84%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 7.09	$ 7.77	$ 6.41	$ 6.47	$ 5.51
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.10)	(.11)	(.14)	(.10)
Net realized and unrealized gain (loss)	(1.81)	1.69	(.58)	1.47	.08	1.06
Total from investment operations	(1.85)	1.60	(.68)	1.36	(.06)	.96
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.84	$ 8.69	$ 7.09	$ 7.77	$ 6.41	$ 6.47
Total Return B, C, D	(21.29)%	22.57%	(8.75)%	21.22%	(.93)%	17.42%
Ratios to Average Net Assets F, H
Expenses before reductions	2.44% A	2.34%	2.26%	2.31%	2.24%	2.52%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.18%	2.24%	2.25%
Expenses net of all reductions	2.15% A	2.13%	2.11%	2.11%	2.21%	2.21%
Net investment income (loss)	(1.00)% A	(1.10)%	(1.27)%	(1.69)%	(1.88)%	(1.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,199	$ 8,389	$ 7,009	$ 11,058	$ 12,322	$ 13,061
Portfolio turnover rate G	81% A	97%	95%	128%	84%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.51	$ 8.15	$ 6.65	$ 6.64	$ 5.60
Income from Investment Operations
Net investment income (loss) D	- H	(.01)	(.02)	(.05)	(.06)	(.04)
Net realized and unrealized gain (loss)	(1.95)	1.80	(.62)	1.55	.07	1.07
Total from investment operations	(1.95)	1.79	(.64)	1.50	.01	1.03
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 7.35	$ 9.30	$ 7.51	$ 8.15	$ 6.65	$ 6.64
Total Return B, C	(20.97)%	23.83%	(7.85)%	22.56%	.15%	18.57%
Ratios to Average Net Assets E, G
Expenses before reductions	1.43% A	1.26%	1.11%	1.16%	1.12%	1.46%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.11%	1.16%	1.12%	1.25%
Expenses net of all reductions	1.14% A	1.13%	1.07%	1.08%	1.09%	1.21%
Net investment income (loss)	.00% A	(.10)%	(.23)%	(.67)%	(.76)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 531	$ 730	$ 750	$ 899	$ 687	$ 625
Portfolio turnover rate F	81% A	97%	95%	128%	84%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B,Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 518,009
Unrealized depreciation	(6,048,613)
Net unrealized appreciation (depreciation)	$ (5,530,604)
Cost for federal income tax purposes	$ 25,819,578

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Electronics

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,925,310 and $14,447,757, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,374	$ 158
Class T	.25%	.25%	18,824	154
Class B	.75%	.25%	20,930	15,702
Class C	.75%	.25%	39,870	5,877
			$ 87,998	$ 21,891

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 808
Class T	866
Class B*	2,512
Class C*	88
$ 4,274

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,582.32
Class T	13,776.37
Class B	6,639.32
Class C	12,581.32
Institutional Class	1,053.30
	$ 44,631

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $436 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $39 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 9,768
Class T	1.65%	12,850
Class B	2.15%	6,097
Class C	2.15%	11,556
Institutional Class	1.15%	977
		$ 41,248

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,099 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Electronics

9. Other - continued

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $6,751.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	53,034	172,908	$ 444,245	$ 1,452,847
Shares redeemed	(222,366)	(416,578)	(1,889,622)	(3,518,739)
Net increase (decrease)	(169,332)	(243,670)	$ (1,445,377)	$ (2,065,892)
Class T
Shares sold	54,336	96,013	$ 462,582	$ 811,586
Shares redeemed	(146,266)	(434,383)	(1,206,300)	(3,616,000)
Net increase (decrease)	(91,930)	(338,370)	$ (743,718)	$ (2,804,414)
Class B
Shares sold	17,628	33,257	$ 147,332	$ 271,410
Shares redeemed	(93,686)	(370,189)	(750,422)	(3,005,497)
Net increase (decrease)	(76,058)	(336,932)	$ (603,090)	$ (2,734,087)
Class C
Shares sold	80,444	354,933	$ 680,602	$ 2,907,179
Shares redeemed	(139,333)	(378,058)	(1,136,751)	(3,063,507)
Net increase (decrease)	(58,889)	(23,125)	$ (456,149)	$ (156,328)
Institutional Class
Shares sold	6,197	23,807	$ 59,675	$ 203,253
Shares redeemed	(12,418)	(45,136)	(107,344)	(400,359)
Net increase (decrease)	(6,221)	(21,329)	$ (47,669)	$ (197,106)

Semiannual Report

Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,057.00	$ 5.89
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.79
Class T
Actual	$ 1,000.00	$ 1,056.00	$ 6.98
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.85
Class B
Actual	$ 1,000.00	$ 1,052.90	$ 9.91
HypotheticalA	$ 1,000.00	$ 1,015.48	$ 9.73
Class C
Actual	$ 1,000.00	$ 1,053.30	$ 9.60
HypotheticalA	$ 1,000.00	$ 1,015.79	$ 9.42
Institutional Class
Actual	$ 1,000.00	$ 1,058.70	$ 4.35
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.35%
Class B	1.92%
Class C	1.86%
Institutional Class	.84%

Energy

Advisor Energy Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	14.0	15.1
Valero Energy Corp.	6.6	6.9
National Oilwell Varco, Inc.	5.9	5.6
Range Resources Corp.	5.2	3.8
CONSOL Energy, Inc.	4.6	1.1
Schlumberger Ltd. (NY Shares)	4.3	7.4
Peabody Energy Corp.	3.8	1.0
Ultra Petroleum Corp.	3.6	3.2
Transocean, Inc.	3.2	2.4
Cabot Oil & Gas Corp.	2.9	2.6
	54.1
Top Industries (% of fund's net assets)
As of January 31, 2008
Oil, Gas & Consumable Fuels	69.9%
Energy Equipment & Services	24.9%
Electrical Equipment	3.3%
Construction & Engineering	0.7%
Chemicals	0.5%
All Others*	0.7%

As of July 31, 2007
Oil, Gas & Consumable Fuels	63.4%
Energy Equipment & Services	32.2%
Electrical Equipment	1.5%
Construction & Engineering	1.0%
Industrial Conglomerates	0.4%
All Others*	1.5%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Energy Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Albemarle Corp.	140,557	$ 5,096,597
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	16,062	305,820
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	20,400	907,596
Jacobs Engineering Group, Inc. (a)	86,800	6,634,992
		7,542,588
ELECTRICAL EQUIPMENT - 3.3%
Electrical Components & Equipment - 1.5%
Evergreen Solar, Inc. (a)	14,500	176,755
First Solar, Inc. (a)	5,100	927,027
JA Solar Holdings Co. Ltd. ADR	101,900	5,179,577
Q-Cells AG (a)	14,228	1,338,828
Renewable Energy Corp. AS (a)	57,200	1,495,365
Sunpower Corp. Class A (a)	64,500	4,456,305
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	19,000	1,039,870
		14,613,727
Heavy Electrical Equipment - 1.8%
Suzlon Energy Ltd.	351,540	2,764,529
Vestas Wind Systems AS (a)	160,600	15,601,064
		18,365,593
TOTAL ELECTRICAL EQUIPMENT		32,979,320
ENERGY EQUIPMENT & SERVICES - 24.9%
Oil & Gas Drilling - 8.1%
Atwood Oceanics, Inc. (a)	91,600	7,611,044
Diamond Offshore Drilling, Inc.	111,600	12,602,988
Nabors Industries Ltd. (a)	228,917	6,231,121
Noble Corp.	331,700	14,518,509
Pride International, Inc. (a)	269,700	8,552,187
Transocean, Inc. (a)	259,764	31,847,066
		81,362,915
Oil & Gas Equipment & Services - 16.8%
Baker Hughes, Inc.	33	2,143
Cameron International Corp. (a)	121,400	4,887,564
Compagnie Generale de Geophysique SA (a)	17,541	4,103,930
Emer International Group Ltd. (a)	1,098,000	421,038
Expro International Group PLC	165,000	3,060,053
Exterran Holdings, Inc. (a)	71,675	4,676,077
FMC Technologies, Inc. (a)	152,600	7,349,216
Fugro NV (Certificaten Van Aandelen) unit	58,500	4,010,372
NATCO Group, Inc. Class A (a)	4,200	192,276

	Shares	Value
National Oilwell Varco, Inc. (a)	977,657	$ 58,884,281
Oceaneering International, Inc. (a)	86,491	4,980,152
Oil States International, Inc. (a)	48,400	1,696,904
Petroleum Geo-Services ASA	188,400	4,048,716
Saipem SpA	117,900	4,091,501
Schlumberger Ltd. (NY Shares)	580,000	43,766,800
Smith International, Inc.	155,527	8,431,119
Superior Energy Services, Inc. (a)	177,000	7,095,930
Weatherford International Ltd. (a)	125,600	7,763,336
		169,461,408
TOTAL ENERGY EQUIPMENT & SERVICES		250,824,323
GAS UTILITIES - 0.2%
Gas Utilities - 0.2%
Questar Corp.	19,400	987,654
Zhongyu Gas Holdings Ltd. (a)	6,592,000	997,577
		1,985,231
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	41,400	789,912
Constellation Energy Group, Inc.	11,500	1,080,540
NRG Energy, Inc. (a)	21,900	845,121
		2,715,573
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	40,900	1,929,662
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Sempra Energy	4	224
OIL, GAS & CONSUMABLE FUELS - 69.9%
Coal & Consumable Fuels - 10.4%
Alpha Natural Resources, Inc. (a)	9,600	321,216
Arch Coal, Inc.	224,785	9,890,540
CONSOL Energy, Inc.	628,659	45,892,107
Foundation Coal Holdings, Inc.	131,600	6,882,680
International Coal Group, Inc. (a)	33,600	208,656
Massey Energy Co.	88,900	3,305,302
Natural Resource Partners LP	4,700	142,880
Peabody Energy Corp.	703,157	37,984,541
		104,627,922
Integrated Oil & Gas - 24.7%
Chevron Corp.	167,256	14,133,132
ConocoPhillips	350,694	28,167,742
Exxon Mobil Corp. (d)	1,631,298	140,944,148
Hess Corp.	158,800	14,423,804
Marathon Oil Corp.	298,700	13,994,095
Occidental Petroleum Corp.	254,900	17,300,063
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Petroleo Brasileiro SA - Petrobras sponsored ADR	152,200	$ 16,915,508
Suncor Energy, Inc.	28,700	2,699,696
		248,578,188
Oil & Gas Exploration & Production - 23.4%
American Oil & Gas, Inc. NV (a)	84,003	365,413
Apache Corp.	46,200	4,409,328
Aurora Oil & Gas Corp. (a)	252,174	277,391
Cabot Oil & Gas Corp.	741,625	28,693,471
Canadian Natural Resources Ltd.	47,300	3,026,389
Chesapeake Energy Corp.	412,700	15,364,821
Concho Resources, Inc.	139,000	2,821,700
EOG Resources, Inc.	193,600	16,940,000
EXCO Resources, Inc. (a)	6,300	94,437
Goodrich Petroleum Corp. (a)	29,100	579,381
Kodiak Oil & Gas Corp. (a)	168,100	347,967
Newfield Exploration Co. (a)	21,800	1,087,384
Noble Energy, Inc. (d)	86,900	6,307,202
OPTI Canada, Inc. (a)	155,600	2,566,070
Petrohawk Energy Corp. (a)(d)	818,457	12,890,698
Plains Exploration & Production Co. (a)	8,400	408,576
Quicksilver Resources, Inc. (a)	307,150	17,455,335
Range Resources Corp.	999,427	52,190,078
Southwestern Energy Co. (a)	193,600	10,824,176
Ultra Petroleum Corp. (a)	526,700	36,236,960
Vanguard Natural Resources LLC	5,600	91,000
XTO Energy, Inc.	434,125	22,548,453
		235,526,230
Oil & Gas Refining & Marketing - 9.3%
Frontier Oil Corp.	108,700	3,833,849
Holly Corp.	25,600	1,239,552
Petroplus Holdings AG (a)	29,887	1,840,258
Sunoco, Inc.	84,805	5,274,871
Tesoro Corp.	340,700	13,304,335

	Shares	Value
Valero Energy Corp.	1,125,581	$ 66,623,139
Western Refining, Inc.	83,066	1,773,459
		93,889,463
Oil & Gas Storage & Transport - 2.1%
El Paso Pipeline Partners LP	77,800	1,841,526
Williams Companies, Inc.	599,577	19,168,477
		21,010,003
TOTAL OIL, GAS & CONSUMABLE FUELS		703,631,806
TOTAL COMMON STOCKS (Cost $724,547,466)		1,007,011,144
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 3.79% (b)	2,363,810	2,363,810
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	11,233,700	11,233,700
TOTAL MONEY MARKET FUNDS (Cost $13,597,510)		13,597,510
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $738,144,976)	1,020,608,654
NET OTHER ASSETS - (1.4)%	(13,762,318)
NET ASSETS - 100%	$ 1,006,846,336
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 157,854
Fidelity Securities Lending Cash Central Fund	44,924
Total	$ 202,778
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.9%
Canada	4.5%
Netherlands Antilles	4.3%
Cayman Islands	2.1%
Brazil	1.7%
Denmark	1.5%
Others (individually less than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy

Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,155,070) - See accompanying schedule: Unaffiliated issuers (cost $724,547,466)	$ 1,007,011,144
Fidelity Central Funds (cost $13,597,510)	13,597,510
Total Investments (cost $738,144,976)		$ 1,020,608,654
Receivable for investments sold		10,271,949
Receivable for fund shares sold		2,192,697
Dividends receivable		145,022
Distributions receivable from Fidelity Central Funds		51,488
Prepaid expenses		6,712
Other receivables		9,137
Total assets		1,033,285,659

Liabilities
Payable for investments purchased	$ 11,257,723
Payable for fund shares redeemed	2,628,220
Accrued management fee	484,663
Distribution fees payable	460,881
Other affiliated payables	250,933
Other payables and accrued expenses	123,203
Collateral on securities loaned, at value	11,233,700
Total liabilities		26,439,323

Net Assets		$ 1,006,846,336
Net Assets consist of:
Paid in capital		$ 709,878,333
Accumulated net investment loss		(3,137,059)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,728,824
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		282,376,238
Net Assets		$ 1,006,846,336
Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($311,028,451 ÷ 6,531,136 shares)	$ 47.62

Maximum offering price per share (100/94.25 of $47.62)	$ 50.53
Class T: Net Asset Value and redemption price per share ($394,467,625 ÷ 8,087,316 shares)	$ 48.78

Maximum offering price per share (100/96.50 of $48.78)	$ 50.55
Class B: Net Asset Value and offering price per share ($106,804,099 ÷ 2,320,940 shares) A	$ 46.02

Class C: Net Asset Value and offering price per share ($145,163,496 ÷ 3,137,496 shares) A	$ 46.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($49,382,665 ÷ 1,007,836 shares)	$ 49.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Energy Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 3,784,076
Interest		1,824
Income from Fidelity Central Funds		202,778
Total income		3,988,678

Expenses
Management fee	$ 2,800,914
Transfer agent fees	1,282,891
Distribution fees	2,729,963
Accounting and security lending fees	168,688
Custodian fees and expenses	30,470
Independent trustees' compensation	2,101
Registration fees	65,223
Audit	25,977
Legal	2,664
Miscellaneous	2,293
Total expenses before reductions	7,111,184
Expense reductions	(11,737)	7,099,447
Net investment income (loss)		(3,110,769)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,424)	50,018,139
Foreign currency transactions	11,636
Total net realized gain (loss)		50,029,775
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $49,852)	(242,931)
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		(242,927)
Net gain (loss)		49,786,848
Net increase (decrease) in net assets resulting from operations		$ 46,676,079

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,110,769)	$ (2,803,549)
Net realized gain (loss)	50,029,775	67,298,011
Change in net unrealized appreciation (depreciation)	(242,927)	88,822,102
Net increase (decrease) in net assets resulting from operations	46,676,079	153,316,564
Distributions to shareholders from net realized gain	(64,657,618)	(117,273,909)
Share transactions - net increase (decrease)	105,792,770	40,324,071
Redemption fees	18,723	36,406
Total increase (decrease) in net assets	87,829,954	76,403,132

Net Assets
Beginning of period	919,016,382	842,613,250
End of period (including accumulated net investment loss of $3,137,059 and accumulated net investment loss of $26,290, respectively)	$ 1,006,846,336	$ 919,016,382

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 48.28	$ 46.39	$ 40.93	$ 29.12	$ 21.65	$ 20.33
Income from Investment Operations
Net investment income (loss) E	(.09)	(.02) H	(.04)	.06	.07	.13
Net realized and unrealized gain (loss)	2.89	8.42	12.30	12.21	7.50	1.30
Total from investment operations	2.80	8.40	12.26	12.27	7.57	1.43
Distributions from net investment income	-	-	-	(.06)	(.10)	(.11)
Distributions from net realized gain	(3.46)	(6.51)	(6.81)	(.41)	-	-
Total distributions	(3.46)	(6.51)	(6.81)	(.47)	(.10)	(.11)
Redemption fees added to paid in capital E	- J	- J	.01	.01	- J	- J
Net asset value, end of period	$ 47.62	$ 48.28	$ 46.39	$ 40.93	$ 29.12	$ 21.65
Total Return B, C, D	5.70%	22.08%	32.90%	42.69%	35.08%	7.07%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.19%	1.21%	1.25%	1.30%	1.36%
Expenses net of fee waivers, if any	1.14% A	1.19%	1.21%	1.25%	1.30%	1.36%
Expenses net of all reductions	1.13% A	1.19%	1.17%	1.19%	1.29%	1.32%
Net investment income (loss)	(.34)% A	(.05)% H	(.09)%	.19%	.28%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,028	$ 268,108	$ 204,391	$ 90,342	$ 44,315	$ 21,798
Portfolio turnover rate G	58% A	80%	139%	125%	40%	41%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 49.26	$ 47.18	$ 41.46	$ 29.52	$ 21.97	$ 20.61
Income from Investment Operations
Net investment income (loss) E	(.14)	(.11) H	(.13)	- J	.03	.10
Net realized and unrealized gain (loss)	2.95	8.61	12.49	12.37	7.60	1.32
Total from investment operations	2.81	8.50	12.36	12.37	7.63	1.42
Distributions from net investment income	-	-	-	(.03)	(.08)	(.06)
Distributions from net realized gain	(3.29)	(6.42)	(6.65)	(.41)	-	-
Total distributions	(3.29)	(6.42)	(6.65)	(.44)	(.08)	(.06)
Redemption fees added to paid in capital E	- J	- J	.01	.01	- J	- J
Net asset value, end of period	$ 48.78	$ 49.26	$ 47.18	$ 41.46	$ 29.52	$ 21.97
Total Return B, C, D	5.60%	21.84%	32.60%	42.41%	34.82%	6.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.40%	1.42%	1.44%	1.48%	1.50%
Expenses net of fee waivers, if any	1.35% A	1.40%	1.42%	1.44%	1.48%	1.50%
Expenses net of all reductions	1.35% A	1.39%	1.38%	1.39%	1.47%	1.47%
Net investment income (loss)	(.56)% A	(.26)% H	(.29)%	(.01)%	.10%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 394,468	$ 382,222	$ 362,272	$ 280,820	$ 201,187	$ 155,249
Portfolio turnover rate G	58% A	80%	139%	125%	40%	41%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 46.64	$ 45.10	$ 39.89	$ 28.54	$ 21.28	$ 20.02
Income from Investment Operations
Net investment income (loss) E	(.27)	(.34) H	(.35)	(.18)	(.11)	(.01)
Net realized and unrealized gain (loss)	2.79	8.17	11.98	11.93	7.37	1.27
Total from investment operations	2.52	7.83	11.63	11.75	7.26	1.26
Distributions from net realized gain	(3.14)	(6.29)	(6.43)	(.41)	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.01	- J	- J
Net asset value, end of period	$ 46.02	$ 46.64	$ 45.10	$ 39.89	$ 28.54	$ 21.28
Total Return B, C, D	5.29%	21.18%	31.86%	41.66%	34.12%	6.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92% A	1.96%	1.96%	1.98%	2.02%	2.06%
Expenses net of fee waivers, if any	1.92% A	1.96%	1.96%	1.98%	2.02%	2.06%
Expenses net of all reductions	1.92% A	1.95%	1.92%	1.93%	2.01%	2.02%
Net investment income (loss)	(1.12)% A	(.82)% H	(.84)%	(.55)%	(.44)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,804	$ 116,487	$ 130,973	$ 102,003	$ 68,347	$ 50,833
Portfolio turnover rate G	58% A	80%	139%	125%	40%	41%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 46.88	$ 45.33	$ 40.10	$ 28.68	$ 21.38	$ 20.10
Income from Investment Operations
Net investment income (loss) E	(.26)	(.32) H	(.34)	(.17)	(.10)	- J
Net realized and unrealized gain (loss)	2.81	8.20	12.06	11.99	7.40	1.28
Total from investment operations	2.55	7.88	11.72	11.82	7.30	1.28
Distributions from net realized gain	(3.16)	(6.33)	(6.50)	(.41)	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.01	- J	- J
Net asset value, end of period	$ 46.27	$ 46.88	$ 45.33	$ 40.10	$ 28.68	$ 21.38
Total Return B, C, D	5.33%	21.22%	31.96%	41.70%	34.14%	6.37%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.91%	1.92%	1.94%	1.99%	2.01%
Expenses net of fee waivers, if any	1.86% A	1.91%	1.92%	1.94%	1.99%	2.01%
Expenses net of all reductions	1.86% A	1.91%	1.88%	1.89%	1.97%	1.97%
Net investment income (loss)	(1.07)% A	(.77)% H	(.79)%	(.51)%	(.41)%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,163	$ 135,072	$ 125,424	$ 72,832	$ 37,206	$ 22,044
Portfolio turnover rate G	58% A	80%	139%	125%	40%	41%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 49.68	$ 47.48	$ 41.76	$ 29.64	$ 22.03	$ 20.67
Income from Investment Operations
Net investment income (loss) D	(.01)	.11 G	.12	.19	.18	.22
Net realized and unrealized gain (loss)	2.97	8.67	12.56	12.44	7.62	1.32
Total from investment operations	2.96	8.78	12.68	12.63	7.80	1.54
Distributions from net investment income	-	-	-	(.11)	(.19)	(.18)
Distributions from net realized gain	(3.64)	(6.58)	(6.97)	(.41)	-	-
Total distributions	(3.64)	(6.58)	(6.97)	(.52)	(.19)	(.18)
Redemption fees added to paid in capital D	- I	- I	.01	.01	- I	- I
Net asset value, end of period	$ 49.00	$ 49.68	$ 47.48	$ 41.76	$ 29.64	$ 22.03
Total Return B, C	5.87%	22.47%	33.35%	43.21%	35.60%	7.51%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.88%	.87%	.89%	.90%	.95%
Expenses net of fee waivers, if any	.84% A	.88%	.87%	.89%	.90%	.95%
Expenses net of all reductions	.84% A	.88%	.83%	.84%	.89%	.91%
Net investment income (loss)	(.04)% A	.25% G	.26%	.54%	.68%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,383	$ 17,127	$ 19,553	$ 9,433	$ 4,206	$ 2,652
Portfolio turnover rate F	58% A	80%	139%	125%	40%	41%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Energy

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 304,097,397
Unrealized depreciation	(23,381,955)
Net unrealized appreciation (depreciation)	$ 280,715,442
Cost for federal income tax purposes	$ 739,893,212

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $335,785,515 and $289,987,608, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 381,463	$ 19,304
Class T	.25%	.25%	1,022,450	5,526
Class B	.75%	.25%	582,915	437,185
Class C	.75%	.25%	743,135	134,198
			$ 2,729,963	$ 596,213

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 145,726
Class T	36,843
Class B*	73,078
Class C*	12,584
$ 268,231

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 410,688.27
Class T	482,512.24
Class B	176,942.30
Class C	182,867.25
Institutional Class	29,882.22
	$ 1,282,891

* Annualized

Energy

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,483 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,243 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $44,924.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,742 for the period. In addition,through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $804. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 76
Institutional Class	115
$ 191

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $30,652.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 20,341,404	$ 30,378,115
Class T	25,677,022	48,658,927
Class B	7,474,589	18,097,588
Class C	9,397,559	17,464,821
Institutional Class	1,767,044	2,674,458
Total	$ 64,657,618	$ 117,273,909

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,512,057	2,409,415	$ 75,995,988	$ 103,800,389
Reinvestment of distributions	375,188	718,262	18,473,319	27,810,279
Shares redeemed	(909,071)	(1,980,718)	(44,980,803)	(81,122,220)
Net increase (decrease)	978,174	1,146,959	$ 49,488,504	$ 50,488,448
Class T
Shares sold	810,145	1,250,444	$ 41,639,032	$ 54,473,563
Reinvestment of distributions	478,809	1,161,034	24,106,914	45,909,961
Shares redeemed	(960,999)	(2,330,754)	(48,728,876)	(98,273,495)
Net increase (decrease)	327,955	80,724	$ 17,017,070	$ 2,110,029
Class B
Shares sold	234,189	451,905	$ 11,343,777	$ 18,746,589
Reinvestment of distributions	135,516	414,158	6,434,106	15,588,355
Shares redeemed	(546,435)	(1,272,145)	(26,103,555)	(50,696,372)
Net increase (decrease)	(176,730)	(406,082)	$ (8,325,672)	$ (16,361,428)
Class C
Shares sold	456,064	863,338	$ 22,265,737	$ 36,256,164
Reinvestment of distributions	161,800	385,215	7,736,807	14,569,142
Shares redeemed	(361,411)	(1,134,191)	(17,253,070)	(44,464,337)
Net increase (decrease)	256,453	114,362	$ 12,749,474	$ 6,360,969
Institutional Class
Shares sold	702,855	150,039	$ 36,889,817	$ 6,836,544
Reinvestment of distributions	25,669	39,397	1,318,208	1,561,516
Shares redeemed	(65,439)	(256,502)	(3,344,631)	(10,672,007)
Net increase (decrease)	663,085	(67,066)	$ 34,863,394	$ (2,273,947)

Energy

Advisor Financial Services

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 905.70	$ 5.75
HypotheticalA	$ 1,000.00	$ 1,019.10	$ 6.09
Class T
Actual	$ 1,000.00	$ 905.00	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.35
Class B
Actual	$ 1,000.00	$ 902.60	$ 9.28
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.83
Class C
Actual	$ 1,000.00	$ 902.70	$ 9.23
HypotheticalA	$ 1,000.00	$ 1,015.43	$ 9.78
Institutional Class
Actual	$ 1,000.00	$ 907.10	$ 4.41
HypotheticalA	$ 1,000.00	$ 1,020.51	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.20%
Class T	1.45%
Class B	1.94%
Class C	1.93%
Institutional Class	.92%

Semiannual Report

Advisor Financial Services Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	6.9	5.2
American International Group, Inc.	6.5	6.0
Bank of America Corp.	5.6	5.3
Citigroup, Inc.	5.2	5.1
Wells Fargo & Co.	4.8	5.2
ACE Ltd.	2.9	3.6
Wachovia Corp.	2.4	2.1
Everest Re Group Ltd.	2.3	0.7
State Street Corp.	2.1	2.4
Goldman Sachs Group, Inc.	2.1	0.6
	40.8
Top Industries (% of fund's net assets)
As of January 31, 2008
Insurance	27.0%
Diversified Financial Services	20.7%
Capital Markets	18.8%
Commercial Banks	12.8%
Real Estate Investment Trusts	5.6%
All Others*	15.1%

As of July 31, 2007
Insurance	31.6%
Diversified Financial Services	18.4%
Capital Markets	16.3%
Commercial Banks	13.4%
Thrifts & Mortgage Finance	8.9%
All Others*	11.4%

* Includes short-term investments and net other assets.

Financial Services

Advisor Financial Services Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CAPITAL MARKETS - 18.8%
Asset Management & Custody Banks - 9.0%
Bank of New York Mellon Corp.	117,700	$ 5,488,351
EFG International	49,110	1,470,382
Fortress Investment Group LLC (d)	43,500	644,235
Franklin Resources, Inc.	34,400	3,585,512
GLG Partners, Inc. (a)	60,800	716,832
Janus Capital Group, Inc.	53,800	1,453,138
Julius Baer Holding AG	18,539	1,302,140
KKR Private Equity Investors, LP	21,200	355,100
KKR Private Equity Investors, LP Restricted Depositary Units (e)	34,300	574,525
Legg Mason, Inc.	9,200	662,400
State Street Corp.	70,182	5,763,346
T. Rowe Price Group, Inc.	28,700	1,451,933
The Blackstone Group LP	43,400	796,390
		24,264,284
Diversified Capital Markets - 0.5%
UBS AG (NY Shares)	33,500	1,383,215
Investment Banking & Brokerage - 9.3%
Bear Stearns Companies, Inc. (d)	30,300	2,736,090
Charles Schwab Corp.	156,600	3,492,180
Goldman Sachs Group, Inc.	28,400	5,701,868
Lazard Ltd. Class A	20,800	822,016
Lehman Brothers Holdings, Inc.	81,700	5,242,689
Merrill Lynch & Co., Inc.	88,800	5,008,320
MF Global Ltd.	18,600	558,930
Morgan Stanley	33,600	1,660,848
		25,222,941
TOTAL CAPITAL MARKETS		50,870,440
COMMERCIAL BANKS - 12.8%
Diversified Banks - 9.4%
ICICI Bank Ltd. sponsored ADR	10,900	662,284
U.S. Bancorp, Delaware	156,800	5,323,360
Wachovia Corp.	170,598	6,641,380
Wells Fargo & Co.	378,100	12,859,181
		25,486,205
Regional Banks - 3.4%
Associated Banc-Corp.	79,600	2,243,128
Cathay General Bancorp	184	4,771
Colonial Bancgroup, Inc. (d)	49,559	778,076
KeyCorp	35,800	936,170
PNC Financial Services Group, Inc.	75,300	4,941,186
Wintrust Financial Corp.	2,700	102,708
		9,006,039
TOTAL COMMERCIAL BANKS		34,492,244
CONSUMER FINANCE - 4.4%
Consumer Finance - 4.4%
American Express Co.	77,600	3,827,232

	Shares	Value
Capital One Financial Corp. (d)	90,630	$ 4,967,430
Discover Financial Services	106,100	1,856,750
Dollar Financial Corp. (a)	43,262	1,089,337
		11,740,749
DIVERSIFIED FINANCIAL SERVICES - 20.7%
Other Diversifed Financial Services - 17.7%
Bank of America Corp. (d)	344,072	15,259,593
Citigroup, Inc.	496,269	14,004,711
JPMorgan Chase & Co.	390,794	18,582,254
		47,846,558
Specialized Finance - 3.0%
CME Group, Inc.	7,025	4,347,773
Deutsche Boerse AG	15,700	2,747,601
JSE Ltd.	30,200	281,754
MarketAxess Holdings, Inc. (a)	85,600	808,920
		8,186,048
TOTAL DIVERSIFIED FINANCIAL SERVICES		56,032,606
INSURANCE - 27.0%
Insurance Brokers - 0.8%
National Financial Partners Corp. (d)	37,400	1,350,140
Willis Group Holdings Ltd.	19,140	674,494
		2,024,634
Life & Health Insurance - 6.5%
AFLAC, Inc.	65,700	4,029,381
MetLife, Inc.	96,500	5,690,605
Principal Financial Group, Inc.	56,500	3,367,965
Prudential Financial, Inc.	53,900	4,547,543
		17,635,494
Multi-Line Insurance - 8.4%
American International Group, Inc.	320,460	17,676,574
Assurant, Inc.	23,200	1,505,448
Hartford Financial Services Group, Inc.	44,000	3,553,880
		22,735,902
Property & Casualty Insurance - 6.5%
ACE Ltd.	134,600	7,852,564
AMBAC Financial Group, Inc.	13,700	160,564
Argo Group International Holdings, Ltd. (a)	35,211	1,438,017
Aspen Insurance Holdings Ltd.	45,800	1,292,476
Axis Capital Holdings Ltd.	20,800	832,832
First American Corp., California	16,700	727,285
LandAmerica Financial Group, Inc.	3,800	198,208
MBIA, Inc. (d)	37,800	585,900
The Travelers Companies, Inc.	31,800	1,529,580
United America Indemnity Ltd. Class A (a)	66,800	1,370,068
XL Capital Ltd. Class A	31,000	1,395,000
		17,382,494
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 4.8%
Everest Re Group Ltd.	60,200	$ 6,121,738
IPC Holdings Ltd.	45,866	1,180,132
Max Capital Group Ltd.	59,376	1,685,685
Montpelier Re Holdings Ltd.	17,900	306,806
Platinum Underwriters Holdings Ltd.	60,000	2,025,000
RenaissanceRe Holdings Ltd.	30,400	1,732,496
		13,051,857
TOTAL INSURANCE		72,830,381
REAL ESTATE INVESTMENT TRUSTS - 5.6%
Mortgage REITs - 1.7%
Annaly Capital Management, Inc.	164,100	3,236,052
Chimera Investment Corp.	62,000	1,187,300
		4,423,352
Residential REITs - 1.1%
Equity Lifestyle Properties, Inc.	37,900	1,655,093
UDR, Inc.	61,500	1,404,045
		3,059,138
Retail REITs - 2.8%
CBL & Associates Properties, Inc.	22,392	595,179
Developers Diversified Realty Corp.	68,900	2,835,235
General Growth Properties, Inc.	68,600	2,505,272
Simon Property Group, Inc.	19,000	1,698,220
		7,633,906
TOTAL REAL ESTATE INVESTMENT TRUSTS		15,116,396
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Management & Development - 1.1%
Mitsubishi Estate Co. Ltd.	115,000	3,049,939
THRIFTS & MORTGAGE FINANCE - 5.5%
Thrifts & Mortgage Finance - 5.5%
BankUnited Financial Corp. Class A (d)	38,100	225,933
Countrywide Financial Corp.	139,899	973,697
Fannie Mae	135,535	4,589,215
FirstFed Financial Corp. (a)(d)	19,300	809,635
Freddie Mac (d)	137,500	4,178,625
Hudson City Bancorp, Inc.	143,275	2,346,845
Radian Group, Inc. (d)	46,000	420,440
Washington Mutual, Inc.	70,300	1,400,376
		14,944,766
TOTAL COMMON STOCKS (Cost $227,945,727)		259,077,521
Money Market Funds - 14.6%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	13,033,841	$ 13,033,841
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	26,460,554	26,460,554
TOTAL MONEY MARKET FUNDS (Cost $39,494,395)		39,494,395
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $267,440,122)	298,571,916
NET OTHER ASSETS - (10.5)%	(28,257,860)
NET ASSETS - 100%	$ 270,314,056
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $574,525 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 125,087
Fidelity Securities Lending Cash Central Fund	83,133
Total	$ 208,220
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.4%
Bermuda	6.9%
Cayman Islands	3.4%
Switzerland	1.6%
Japan	1.1%
Germany	1.0%
Others (individually less than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,241,075) - See accompanying schedule: Unaffiliated issuers (cost $227,945,727)	$ 259,077,521
Fidelity Central Funds (cost $39,494,395)	39,494,395
Total Investments (cost $267,440,122)		$ 298,571,916
Cash		430,634
Receivable for investments sold		47,863
Receivable for fund shares sold		1,993,731
Dividends receivable		286,580
Distributions receivable from Fidelity Central Funds		40,458
Prepaid expenses		2,682
Other receivables		68
Total assets		301,373,932

Liabilities
Payable for investments purchased	$ 3,122,855
Payable for fund shares redeemed	1,133,820
Accrued management fee	120,749
Distribution fees payable	116,386
Other affiliated payables	80,424
Other payables and accrued expenses	25,088
Collateral on securities loaned, at value	26,460,554
Total liabilities		31,059,876

Net Assets		$ 270,314,056
Net Assets consist of:
Paid in capital		$ 243,018,503
Undistributed net investment income		139,464
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,976,057)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		31,132,146
Net Assets		$ 270,314,056

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($105,449,672 ÷ 6,034,555 shares)	$ 17.47

Maximum offering price per share (100/94.25 of $17.47)	$ 18.54
Class T: Net Asset Value and redemption price per share ($74,397,411 ÷ 4,263,588 shares)	$ 17.45

Maximum offering price per share (100/96.50 of $17.45)	$ 18.08
Class B: Net Asset Value and offering price per share ($35,819,419 ÷ 2,093,307 shares)A	$ 17.11

Class C: Net Asset Value and offering price per share ($46,359,328 ÷ 2,725,578 shares)A	$ 17.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,288,226 ÷ 467,901 shares)	$ 17.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 3,992,260
Income from Fidelity Central Funds		208,220
Total income		4,200,480

Expenses
Management fee	$ 845,980
Transfer agent fees	456,384
Distribution fees	849,506
Accounting and security lending fees	60,807
Custodian fees and expenses	8,437
Independent trustees' compensation	657
Registration fees	29,247
Audit	34,347
Legal	1,037
Interest	3,760
Miscellaneous	895
Total expenses before reductions	2,291,057
Expense reductions	(2,143)	2,288,914
Net investment income (loss)		1,911,566
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	544,476
Foreign currency transactions	(3,082)
Total net realized gain (loss)		541,394
Change in net unrealized appreciation (depreciation) on: Investment securities	(31,953,920)
Assets and liabilities in foreign currencies	3,877
Total change in net unrealized appreciation (depreciation)		(31,950,043)
Net gain (loss)		(31,408,649)
Net increase (decrease) in net assets resulting from operations		$ (29,497,083)

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,911,566	$ 2,504,527
Net realized gain (loss)	541,394	49,174,884
Change in net unrealized appreciation (depreciation)	(31,950,043)	(30,974,733)
Net increase (decrease) in net assets resulting from operations	(29,497,083)	20,704,678
Distributions to shareholders from net investment income	(2,830,304)	(1,993,507)
Distributions to shareholders from net realized gain	(22,361,824)	(54,831,267)
Total distributions	(25,192,128)	(56,824,774)
Share transactions - net increase (decrease)	(5,677,939)	(19,915,758)
Redemption fees	2,486	2,369
Total increase (decrease) in net assets	(60,364,664)	(56,033,485)

Net Assets
Beginning of period	330,678,720	386,712,205
End of period (including undistributed net investment income of $139,464 and undistributed net investment income of $1,282,613, respectively)	$ 270,314,056	$ 330,678,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 21.02	$ 23.34	$ 23.01	$ 22.17	$ 19.98	$ 17.83
Income from Investment Operations
Net investment income (loss) E	.15	.23	.20	.19	.14	.16
Net realized and unrealized gain (loss)	(1.97)	.92	2.02	2.48	2.20	2.07
Total from investment operations	(1.82)	1.15	2.22	2.67	2.34	2.23
Distributions from net investment income	(.27)	(.22)	(.26)	(.07)	(.15)	(.08)
Distributions from net realized gain	(1.46)	(3.25)	(1.63)	(1.76)	-	-
Total distributions	(1.73)	(3.47) J	(1.89)	(1.83)	(.15)	(.08)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.47	$ 21.02	$ 23.34	$ 23.01	$ 22.17	$ 19.98
Total Return B,C,D	(9.43)%	4.54%	10.32%	12.60%	11.76%	12.57%
Ratios to Average Net Assets F,H
Expenses before reductions	1.20% A	1.23%	1.25%	1.26%	1.27%	1.31%
Expenses net of fee waivers, if any	1.20% A	1.23%	1.25%	1.26%	1.27%	1.31%
Expenses net of all reductions	1.20% A	1.22%	1.23%	1.23%	1.25%	1.27%
Net investment income (loss)	1.56% A	1.01%	.87%	.88%	.63%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,450	$ 106,722	$ 85,356	$ 68,012	$ 58,222	$ 57,255
Portfolio turnover rate G	45% A	53%	33%	61%	74%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.47 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.250 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.94	$ 23.26	$ 22.87	$ 22.07	$ 19.90	$ 17.77
Income from Investment Operations
Net investment income (loss) E	.13	.18	.15	.14	.09	.12
Net realized and unrealized gain (loss)	(1.97)	.91	2.02	2.47	2.19	2.07
Total from investment operations	(1.84)	1.09	2.17	2.61	2.28	2.19
Distributions from net investment income	(.19)	(.16)	(.15)	(.05)	(.11)	(.06)
Distributions from net realized gain	(1.46)	(3.25)	(1.63)	(1.76)	-	-
Total distributions	(1.65)	(3.41) J	(1.78)	(1.81)	(.11)	(.06)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.45	$ 20.94	$ 23.26	$ 22.87	$ 22.07	$ 19.90
Total Return B,C,D	(9.50)%	4.25%	10.11%	12.37%	11.49%	12.37%
Ratios to Average Net Assets F,H
Expenses before reductions	1.45% A	1.46%	1.47%	1.48%	1.50%	1.53%
Expenses net of fee waivers, if any	1.45% A	1.46%	1.47%	1.48%	1.50%	1.53%
Expenses net of all reductions	1.45% A	1.46%	1.46%	1.46%	1.48%	1.49%
Net investment income (loss)	1.31% A	.77%	.65%	.66%	.41%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,397	$ 95,426	$ 113,344	$ 128,388	$ 144,887	$ 157,238
Portfolio turnover rate G	45% A	53%	33%	61%	74%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.41 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.44	$ 22.75	$ 22.33	$ 21.65	$ 19.53	$ 17.50
Income from Investment Operations
Net investment income (loss) E	.08	.06	.03	.03	(.02)	.03
Net realized and unrealized gain (loss)	(1.93)	.89	1.97	2.41	2.16	2.03
Total from investment operations	(1.85)	.95	2.00	2.44	2.14	2.06
Distributions from net investment income	(.04)	(.02)	(.01)	-	(.02)	(.03)
Distributions from net realized gain	(1.44)	(3.25)	(1.57)	(1.76)	-	-
Total distributions	(1.48)	(3.26) J	(1.58)	(1.76)	(.02)	(.03)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.11	$ 20.44	$ 22.75	$ 22.33	$ 21.65	$ 19.53
Total Return B,C,D	(9.74)%	3.71%	9.52%	11.78%	10.96%	11.80%
Ratios to Average Net Assets F,H
Expenses before reductions	1.94% A	1.98%	1.99%	2.00%	2.02%	2.03%
Expenses net of fee waivers, if any	1.94% A	1.98%	1.99%	2.00%	2.02%	2.03%
Expenses net of all reductions	1.94% A	1.98%	1.98%	1.98%	2.00%	1.99%
Net investment income (loss)	.82% A	.25%	.13%	.14%	(.11)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,819	$ 64,837	$ 113,652	$ 145,046	$ 179,873	$ 193,373
Portfolio turnover rate G	45% A	53%	33%	61%	74%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.26 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $3.247 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.40	$ 22.74	$ 22.34	$ 21.65	$ 19.53	$ 17.49
Income from Investment Operations
Net investment income (loss) E	.08	.06	.04	.04	(.01)	.04
Net realized and unrealized gain (loss)	(1.92)	.90	1.98	2.42	2.15	2.03
Total from investment operations	(1.84)	.96	2.02	2.46	2.14	2.07
Distributions from net investment income	(.09)	(.05)	(.02)	(.01)	(.02)	(.03)
Distributions from net realized gain	(1.46)	(3.25)	(1.60)	(1.76)	-	-
Total distributions	(1.55)	(3.30) J	(1.62)	(1.77)	(.02)	(.03)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.01	$ 20.40	$ 22.74	$ 22.34	$ 21.65	$ 19.53
Total Return B,C,D	(9.73)%	3.75%	9.58%	11.88%	10.96%	11.86%
Ratios to Average Net Assets F,H
Expenses before reductions	1.93% A	1.94%	1.94%	1.95%	1.97%	1.99%
Expenses net of fee waivers, if any	1.93% A	1.94%	1.94%	1.95%	1.97%	1.99%
Expenses net of all reductions	1.93% A	1.94%	1.93%	1.92%	1.95%	1.95%
Net investment income (loss)	.83% A	.29%	.18%	.19%	(.06)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,359	$ 55,219	$ 62,469	$ 72,181	$ 86,199	$ 97,434
Portfolio turnover rate G	45% A	53%	33%	61%	74%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.30 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 21.32	$ 23.63	$ 23.29	$ 22.37	$ 20.17	$ 17.95
Income from Investment Operations
Net investment income (loss) D	.18	.31	.29	.29	.23	.24
Net realized and unrealized gain (loss)	(2.00)	.93	2.05	2.50	2.21	2.09
Total from investment operations	(1.82)	1.24	2.34	2.79	2.44	2.33
Distributions from net investment income	(.33)	(.30)	(.37)	(.11)	(.24)	(.11)
Distributions from net realized gain	(1.46)	(3.25)	(1.63)	(1.76)	-	-
Total distributions	(1.79)	(3.55) I	(2.00)	(1.87)	(.24)	(.11)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 17.71	$ 21.32	$ 23.63	$ 23.29	$ 22.37	$ 20.17
Total Return B,C	(9.29)%	4.88%	10.78%	13.06%	12.18%	13.07%
Ratios to Average Net Assets E,G
Expenses before reductions	.92% A	.89%	.86%	.86%	.88%	.88%
Expenses net of fee waivers, if any	.92% A	.89%	.86%	.86%	.88%	.88%
Expenses net of all reductions	.92% A	.88%	.85%	.84%	.85%	.84%
Net investment income (loss)	1.83% A	1.34%	1.26%	1.28%	1.03%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,288	$ 8,474	$ 11,892	$ 12,629	$ 13,008	$ 14,539
Portfolio turnover rate F	45% A	53%	33%	61%	74%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.55 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 55,032,943
Unrealized depreciation	(25,253,295)
Net unrealized appreciation (depreciation)	$ 29,779,648
Cost for federal income tax purposes	$ 268,792,268

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or

Financial Services

4. Operating Policies - continued

Repurchase Agreements - continued

non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $68,317,770 and $101,998,250, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 133,243	$ 3,369
Class T	.25%	.25%	213,820	22
Class B	.75%	.25%	250,158	187,618
Class C	.75%	.25%	252,285	12,674
			$ 849,506	$ 203,683

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,894
Class T	5,847
Class B*	30,271
Class C*	2,756
$ 69,768

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 161,225.30
Class T	131,773.31
Class B	74,997.30
Class C	72,866.29
Institutional Class	15,523.28
	$ 456,384

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $364 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $448 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $83,133.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,079 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,064

Financial Services

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $95,210.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ 1,429,165	$ 867,686
Class T	833,715	765,107
Class B	103,066	69,445
Class C	241,331	139,125
Institutional Class	223,027	152,144
Total	$ 2,830,304	$ 1,993,507
From net realized gain
Class A	$ 7,600,490	$ 12,753,057
Class T	6,343,916	15,966,933
Class B	3,935,812	15,271,397
Class C	3,829,721	9,173,101
Institutional Class	651,885	1,666,779
Total	$ 22,361,824	$ 54,831,267

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,603,303	2,132,186	$ 30,346,406	$ 48,786,912
Reinvestment of distributions	413,923	548,319	8,063,132	12,292,012
Shares redeemed	(1,059,708)	(1,259,845)	(20,286,911)	(28,919,491)
Net increase (decrease)	957,518	1,420,660	$ 18,122,627	$ 32,159,433
Class T
Shares sold	291,571	372,346	$ 5,442,318	$ 8,558,636
Reinvestment of distributions	344,513	703,948	6,720,713	15,750,996
Shares redeemed	(928,699)	(1,393,386)	(18,082,298)	(31,851,718)
Net increase (decrease)	(292,615)	(317,092)	$ (5,919,267)	$ (7,542,086)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class B
Shares sold	219,885	242,400	$ 3,994,477	$ 5,428,899
Reinvestment of distributions	187,880	609,690	3,607,910	13,365,246
Shares redeemed	(1,486,247)	(2,676,523)	(28,262,637)	(59,803,637)
Net increase (decrease)	(1,078,482)	(1,824,433)	$ (20,660,250)	$ (41,009,492)
Class C
Shares sold	399,193	284,897	$ 7,074,294	$ 6,372,368
Reinvestment of distributions	173,024	345,073	3,293,938	7,545,497
Shares redeemed	(553,303)	(670,985)	(10,367,496)	(14,937,683)
Net increase (decrease)	18,914	(41,015)	$ 736	$ (1,019,818)
Institutional Class
Shares sold	884,822	75,332	$ 17,189,299	$ 1,755,195
Reinvestment of distributions	36,137	56,949	687,993	1,292,278
Shares redeemed	(850,496)	(238,050)	(15,099,077)	(5,551,268)
Net increase (decrease)	70,463	(105,769)	$ 2,778,215	$ (2,503,795)

Financial Services

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,003.40	$ 5.99
HypotheticalA	$ 1,000.00	$ 1,019.15	$ 6.04
Class T
Actual	$ 1,000.00	$ 1,002.00	$ 7.30
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.35
Class B
Actual	$ 1,000.00	$ 1,000.00	$ 9.70
HypotheticalA	$ 1,000.00	$ 1,015.43	$ 9.78
Class C
Actual	$ 1,000.00	$ 999.70	$ 9.65
HypotheticalA	$ 1,000.00	$ 1,015.48	$ 9.73
Institutional Class
Actual	$ 1,000.00	$ 1,004.90	$ 4.54
HypotheticalA	$ 1,000.00	$ 1,020.61	$ 4.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.19%
Class T	1.45%
Class B	1.93%
Class C	1.92%
Institutional Class	.90%

Semiannual Report

Advisor Health Care Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	6.2	7.6
UnitedHealth Group, Inc.	4.8	4.2
Abbott Laboratories	4.2	0.0
Wyeth	3.1	1.7
Allergan, Inc.	3.0	2.7
Thermo Fisher Scientific, Inc.	2.9	2.3
Baxter International, Inc.	2.7	1.0
Bristol-Myers Squibb Co.	2.5	3.2
Becton, Dickinson & Co.	2.5	3.1
Waters Corp.	2.4	0.8
	34.3
Top Industries (% of fund's net assets)
As of January 31, 2008
Pharmaceuticals	25.6%
Health Care Equipment & Supplies	20.3%
Health Care Providers & Services	19.9%
Biotechnology	13.6%
Life Sciences Tools & Services	11.3%
All Others*	9.3%

As of July 31, 2007
Pharmaceuticals	33.6%
Health Care Providers & Services	19.7%
Health Care Equipment & Supplies	15.5%
Biotechnology	11.3%
Life Sciences Tools & Services	9.8%
All Others*	10.1%

* Includes short-term investments and net other assets.

Health Care

Advisor Health Care Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BIOTECHNOLOGY - 13.6%
Biotechnology - 13.6%
3SBio, Inc. sponsored ADR	49,675	$ 553,380
Acorda Therapeutics, Inc. (a)	17,800	451,408
Alexion Pharmaceuticals, Inc. (a)(d)	17,900	1,169,228
Alnylam Pharmaceuticals, Inc. (a)	108,400	3,256,336
Amgen, Inc. (a)(d)	234,700	10,934,673
Amylin Pharmaceuticals, Inc. (a)	46,200	1,369,830
Arena Pharmaceuticals, Inc. (a)	36,600	264,984
Biogen Idec, Inc. (a)	174,025	10,606,824
BioMarin Pharmaceutical, Inc. (a)	125,100	4,636,206
Cephalon, Inc. (a)	21,900	1,437,297
Cepheid, Inc. (a)	22,900	699,366
Cougar Biotechnology, Inc. (a)	13,326	398,581
CSL Ltd.	162,253	4,969,739
CytRx Corp. (a)	163,200	300,288
deCODE genetics, Inc. (a)(d)	237,105	815,641
Genentech, Inc. (a)	111,987	7,860,368
Genmab AS (a)	5,600	338,646
Genzyme Corp. (a)	120,400	9,406,852
Gilead Sciences, Inc. (a)	228,592	10,444,368
Grifols SA	23,723	579,670
GTx, Inc. (a)(d)	107,417	1,191,255
Idera Pharmaceuticals, Inc. (a)(d)	9,100	92,547
ImClone Systems, Inc. (a)	54,100	2,351,727
Indevus Pharmaceuticals, Inc. (a)	58,900	375,193
Isis Pharmaceuticals, Inc. (a)	83,419	1,301,336
MannKind Corp. (a)	30,591	241,669
Millennium Pharmaceuticals, Inc. (a)	113,300	1,718,761
Molecular Insight Pharmaceuticals, Inc. (d)	80,400	682,596
Myriad Genetics, Inc. (a)	14,800	636,548
Omrix Biopharmaceuticals, Inc. (a)	2,500	58,150
Orchid Cellmark, Inc. (a)	46,000	228,620
OREXIGEN Therapeutics, Inc.	15,100	159,305
PDL BioPharma, Inc. (a)	6,900	103,017
Pharmion Corp. (a)	500	34,475
Progenics Pharmaceuticals, Inc. (a)(d)	41,599	679,728
Theravance, Inc. (a)	45,200	891,796
United Therapeutics Corp. (a)	3,700	310,726
Vertex Pharmaceuticals, Inc. (a)	75,261	1,532,314
Zymogenetics, Inc. (a)(d)	18,200	183,638
		83,267,086
CHEMICALS - 1.3%
Diversified Chemicals - 0.9%
Bayer AG	9,100	746,200
Bayer AG sponsored ADR	59,077	4,844,314
		5,590,514

	Shares	Value
Fertilizers & Agricultural Chemicals - 0.4%
Monsanto Co.	10,300	$ 1,158,132
The Mosaic Co. (a)	13,300	1,210,433
		2,368,565
TOTAL CHEMICALS		7,959,079
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Service Corp. International	57,400	690,522
FOOD & STAPLES RETAILING - 0.9%
Drug Retail - 0.9%
A&D Pharma Holdings NV (Reg. S) unit	13,800	297,539
China Nepstar Chain Drugstore Ltd. ADR	17,400	210,714
CVS Caremark Corp.	132,100	5,161,147
		5,669,400
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Bunge Ltd.	27,039	3,203,310
HEALTH CARE EQUIPMENT & SUPPLIES - 20.3%
Health Care Equipment - 16.6%
American Medical Systems Holdings, Inc. (a)(d)	183,300	2,619,357
Aspect Medical Systems, Inc. (a)(d)	237,900	2,988,024
Baxter International, Inc.	269,330	16,359,104
Beckman Coulter, Inc.	12,100	804,650
Becton, Dickinson & Co.	173,862	15,044,279
Boston Scientific Corp. (a)	249,200	3,022,796
C.R. Bard, Inc.	79,179	7,646,316
China Medical Technologies, Inc. sponsored ADR	6,700	319,389
Covidien Ltd.	230,932	10,306,495
Electro-Optical Sciences, Inc. (a)	243,923	1,209,858
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(e)	60,018	127,076
warrants 8/2/12 (a)(e)	16,500	35,482
Gen-Probe, Inc. (a)	63,500	3,629,025
Golden Meditech Co. Ltd.	5,240,000	2,123,566
Hillenbrand Industries, Inc.	18,200	941,304
I-Flow Corp. (a)(d)	174,884	2,500,841
IDEXX Laboratories, Inc. (a)	5,500	310,035
Integra LifeSciences Holdings Corp. (a)(d)	59,385	2,470,416
Intuitive Surgical, Inc. (a)	4,300	1,092,200
Kinetic Concepts, Inc. (a)	2,800	139,384
Medtronic, Inc.	73,200	3,408,924
Mentor Corp.	11,000	380,820
Meridian Bioscience, Inc.	17,300	543,393
Mindray Medical International Ltd. sponsored ADR	38,300	1,306,030
NeuroMetrix, Inc. (a)	64,400	679,420
Orthofix International NV (a)	7,700	421,036
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Quidel Corp. (a)	19,900	$ 313,823
Sirona Dental Systems, Inc. (a)	8,935	246,874
Smith & Nephew PLC	259,900	3,500,853
Smith & Nephew PLC sponsored ADR	52,900	3,562,815
St. Jude Medical, Inc. (a)	142,300	5,764,573
Stryker Corp.	94,700	6,342,059
Symmetry Medical, Inc. (a)	40,846	743,397
The Spectranetics Corp. (a)	64,309	802,576
ThermoGenesis Corp. (a)	123,934	220,603
		101,926,793
Health Care Supplies - 3.7%
Alcon, Inc.	33,391	4,741,522
Cooper Companies, Inc.	19,043	749,913
Haemonetics Corp. (a)	5,400	323,136
Immucor, Inc. (a)	36,300	1,046,892
InfuSystems Holdings, Inc. (a)	453,700	1,837,485
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	83,700	26,784
Inverness Medical Innovations, Inc. (a)	281,744	12,692,567
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	700,000	1,181,412
TranS1, Inc.	3,700	53,983
		22,653,694
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		124,580,487
HEALTH CARE PROVIDERS & SERVICES - 19.9%
Health Care Distributors & Services - 4.1%
Celesio AG	900	53,009
Henry Schein, Inc. (a)	51,800	3,011,134
McKesson Corp.	227,300	14,272,167
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	434,800	7,415,577
United Drug PLC (Ireland)	64,300	373,078
		25,124,965
Health Care Facilities - 1.7%
Acibadem Saglik Hizmetleri AS	325,923	2,294,547
Apollo Hospitals Enterprise Ltd.	103,739	1,311,263
Bumrungrad Hospital PCL (For. Reg.)	130,700	145,420
CVS Group plc	200	933
Emeritus Corp. (a)	135,290	2,996,674
Raffles Medical Group Ltd.	56,000	50,981
Sun Healthcare Group, Inc. (a)	109,825	1,892,285
Universal Health Services, Inc. Class B	16,600	782,358
VCA Antech, Inc. (a)	30,520	1,179,903
		10,654,364
Health Care Services - 4.5%
athenahealth, Inc.	500	15,700
Diagnosticos da America SA	318,500	5,451,981

	Shares	Value
Emergency Medical Services Corp. Class A (a)	100	$ 3,077
Express Scripts, Inc. (a)	145,280	9,804,947
Health Grades, Inc. (a)	356,798	2,048,021
Healthways, Inc. (a)	13,033	733,758
HMS Holdings Corp. (a)	37,400	1,181,840
Laboratory Corp. of America Holdings (a)	15,000	1,108,200
LHC Group, Inc. (a)(d)	86,497	1,994,621
Nighthawk Radiology Holdings, Inc. (a)	291,681	4,637,728
Omnicare, Inc.	31,729	702,480
Rural/Metro Corp. (a)	13,331	37,993
Virtual Radiologic Corp.	4,400	66,616
		27,786,962
Managed Health Care - 9.6%
Health Net, Inc. (a)	135,100	6,280,799
Healthspring, Inc. (a)	10,217	211,390
Humana, Inc. (a)	99,725	8,007,918
Medial Saude SA (a)	348,400	4,000,955
Triple-S Management Corp.	23,066	438,485
UnitedHealth Group, Inc.	576,509	29,309,718
Universal American Financial Corp. (a)	344,694	7,214,445
Wellcare Health Plans, Inc. (a)	20,300	953,897
WellPoint, Inc. (a)	26,000	2,033,200
		58,450,807
TOTAL HEALTH CARE PROVIDERS & SERVICES		122,017,098
HEALTH CARE TECHNOLOGY - 2.0%
Health Care Technology - 2.0%
Allscripts Healthcare Solutions, Inc. (a)	158,747	2,354,218
Cerner Corp. (a)	29,829	1,563,040
Eclipsys Corp. (a)	169,127	4,353,329
HLTH Corp. (a)	325,000	3,636,750
MedAssets, Inc.	18,100	364,715
		12,272,052
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	10,800	359,640
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
WebMD Health Corp. Class A (a)(d)	42,289	1,563,001
LIFE SCIENCES TOOLS & SERVICES - 11.3%
Life Sciences Tools & Services - 11.3%
Affymetrix, Inc. (a)	95,514	1,916,011
AMAG Pharmaceuticals, Inc.	56,801	2,928,660
Applera Corp. - Applied Biosystems Group	87,300	2,752,569
Bruker BioSciences Corp. (a)	314,210	3,220,653
Charles River Laboratories International, Inc. (a)	16,700	1,037,070
Covance, Inc. (a)	22,632	1,882,077
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Dishman Pharmaceuticals and Chemicals Ltd.	139,579	$ 1,131,059
Divi's Laboratories Ltd. (a)	14,168	508,540
Exelixis, Inc. (a)	75,713	554,219
Illumina, Inc. (a)	43,772	2,788,276
Invitrogen Corp. (a)	38,236	3,275,678
Lonza Group AG	6,935	889,953
Luminex Corp. (a)(d)	30,404	455,148
Millipore Corp. (a)	21,120	1,481,568
PAREXEL International Corp. (a)	7,200	391,752
PerkinElmer, Inc.	235,978	5,873,492
Pharmaceutical Product Development, Inc.	37,500	1,626,000
QIAGEN NV (a)	146,100	2,980,440
Techne Corp. (a)	10,135	658,775
Thermo Fisher Scientific, Inc. (a)(d)	347,225	17,878,615
Third Wave Technologies, Inc. (a)	36,700	298,738
Waters Corp. (a)	251,100	14,425,695
Wuxi Pharmatech Cayman, Inc. Sponsored ADR	5,900	148,621
		69,103,609
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	79,800	2,943,822
PERSONAL PRODUCTS - 0.2%
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	46,290	1,103,554
PHARMACEUTICALS - 25.6%
Pharmaceuticals - 25.6%
Abbott Laboratories	452,800	25,492,640
Alembic Ltd.	187,348	303,343
Allergan, Inc. (d)	273,939	18,405,961
Barr Pharmaceuticals, Inc. (a)	109,900	5,735,681
Beijing Med-Pharm Corp. (a)(d)	31,685	265,837
Biodel, Inc.	13,500	240,705
BioForm Medical, Inc.	8,600	60,200
BioMimetic Therapeutics, Inc. (a)	213,662	3,177,154
Bristol-Myers Squibb Co.	653,800	15,161,622
China Shineway Pharmaceutical Group Ltd.	1,830,000	1,253,256
Eczacibasi ILAC Sanayi TAS (a)	82,000	278,500
Elan Corp. PLC sponsored ADR (a)	78,100	1,984,521
Jazz Pharmaceuticals, Inc. (d)	58,691	768,852
Johnson & Johnson	100	6,326
Merck & Co., Inc.	814,800	37,708,941
Nexmed, Inc. (a)	401,447	578,084
Novo Nordisk AS Series B sponsored ADR	54,600	3,426,150
Perrigo Co.	40,800	1,258,272

	Shares	Value
Schering-Plough Corp.	591,400	$ 11,573,698
Shire PLC sponsored ADR	77,300	4,162,605
Simcere Pharmaceutical Group sponsored ADR	26,750	320,733
Sirtris Pharmaceuticals, Inc.	47,200	569,232
Stada Arzneimittel AG	7,300	459,616
Sun Pharmaceutical Industries Ltd.	12,775	368,420
Teva Pharmaceutical Industries Ltd. sponsored ADR	26,900	1,238,476
ULURU, Inc. (a)	24,500	57,330
Wyeth	472,342	18,799,212
XenoPort, Inc. (a)(d)	56,000	3,436,160
		157,091,527
SOFTWARE - 0.1%
Application Software - 0.1%
Nuance Communications, Inc. (a)	35,800	568,862
Systems Software - 0.0%
Quality Systems, Inc.	2,848	86,551
TOTAL SOFTWARE		655,413
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Footwear - 0.1%
China Hongxing Sports Ltd.	658,000	285,582
WATER UTILITIES - 0.5%
Water Utilities - 0.5%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	77,900	3,334,899
TOTAL COMMON STOCKS (Cost $541,619,183)		596,100,081
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 3.79% (b)	13,816,583	13,816,583
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	50,366,933	50,366,933
TOTAL MONEY MARKET FUNDS (Cost $64,183,516)		64,183,516
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $605,802,699)		660,283,597
NET OTHER ASSETS - (7.8)%		(47,602,013)
NET ASSETS - 100%		$ 612,681,584
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,558 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 6
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	17
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 234,508
Fidelity Securities Lending Cash Central Fund	118,990
Total	$ 353,498
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
Brazil	3.3%
Bermuda	2.2%
United Kingdom	1.9%
Germany	1.0%
Others (individually less than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Health Care

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,873,869) - See accompanying schedule: Unaffiliated issuers (cost $541,619,183)	$ 596,100,081
Fidelity Central Funds (cost $64,183,516)	64,183,516
Total Investments (cost $605,802,699)		$ 660,283,597
Cash		15,172
Foreign currency held at value (cost $38,117)		38,123
Receivable for investments sold		15,644,223
Receivable for fund shares sold		794,854
Dividends receivable		549,024
Distributions receivable from Fidelity Central Funds		42,040
Prepaid expenses		1,942
Other receivables		49,529
Total assets		677,418,504

Liabilities
Payable for investments purchased	$ 11,974,485
Payable for fund shares redeemed	1,580,781
Accrued management fee	299,442
Distribution fees payable	289,445
Other affiliated payables	185,360
Other payables and accrued expenses	40,474
Collateral on securities loaned, at value	50,366,933
Total liabilities		64,736,920

Net Assets		$ 612,681,584
Net Assets consist of:
Paid in capital		$ 536,175,324
Accumulated net investment loss		(1,509,141)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,512,955
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,502,446
Net Assets		$ 612,681,584

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($237,211,078 ÷ 11,312,461 shares)	$ 20.97

Maximum offering price per share (100/94.25 of $20.97)	$ 22.25
Class T: Net Asset Value and redemption price per share ($172,135,774 ÷ 8,396,957 shares)	$ 20.50

Maximum offering price per share (100/96.50 of $20.50)	$ 21.24
Class B: Net Asset Value and offering price per share ($84,037,020 ÷ 4,310,295 shares)A	$ 19.50

Class C: Net Asset Value and offering price per share ($98,230,850 ÷ 5,050,369 shares)A	$ 19.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,066,862 ÷ 973,207 shares)	$ 21.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 3,046,888
Interest		4,639
Income from Fidelity Central Funds		353,498
Total income		3,405,025

Expenses
Management fee	$ 1,860,084
Transfer agent fees	1,001,712
Distribution fees	1,827,310
Accounting and security lending fees	123,836
Custodian fees and expenses	60,211
Independent trustees' compensation	1,375
Registration fees	38,282
Audit	30,974
Legal	2,030
Interest	960
Miscellaneous	2,750
Total expenses before reductions	4,949,524
Expense reductions	(35,557)	4,913,967
Net investment income (loss)		(1,508,942)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $41,064)	38,921,983
Foreign currency transactions	(12,146)
Total net realized gain (loss)		38,909,837
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $70,753)	(33,621,860)
Assets and liabilities in foreign currencies	(10,277)
Total change in net unrealized appreciation (depreciation)		(33,632,137)
Net gain (loss)		5,277,700
Net increase (decrease) in net assets resulting from operations		$ 3,768,758

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,508,942)	$ (3,461,354)
Net realized gain (loss)	38,909,837	78,309,606
Change in net unrealized appreciation (depreciation)	(33,632,137)	(16,377,138)
Net increase (decrease) in net assets resulting from operations	3,768,758	58,471,114
Distributions to shareholders from net realized gain	(58,231,092)	(83,314,166)
Share transactions - net increase (decrease)	4,777,886	(46,973,972)
Redemption fees	5,066	16,966
Total increase (decrease) in net assets	(49,679,382)	(71,800,058)

Net Assets
Beginning of period	662,360,966	734,161,024
End of period (including accumulated net investment loss of $1,509,141 and accumulated net investment loss of $199, respectively)	$ 612,681,584	$ 662,360,966

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 22.90	$ 23.77	$ 22.94	$ 18.91	$ 18.29	$ 16.51
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.09)	(.05)	(.05)	- I
Net realized and unrealized gain (loss)	.15	1.91	.96	4.08	.67	1.78
Total from investment operations	.13	1.88	.87	4.03	.62	1.78
Distributions from net realized gain	(2.06)	(2.75)	(.04)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.97	$ 22.90	$ 23.77	$ 22.94	$ 18.91	$ 18.29
Total Return B, C, D	.34%	8.54%	3.79%	21.31%	3.39%	10.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.19% A	1.22%	1.25%	1.28%	1.32%	1.34%
Expenses net of fee waivers, if any	1.19% A	1.22%	1.25%	1.28%	1.32%	1.34%
Expenses net of all reductions	1.17% A	1.21%	1.21%	1.26%	1.29%	1.27%
Net investment income (loss)	(.15)% A	(.14)%	(.38)%	(.22)%	(.26)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 237,211	$ 234,656	$ 199,221	$ 139,158	$ 104,258	$ 108,692
Portfolio turnover rate G	118% A	141%	99%	71%	60%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 22.39	$ 23.26	$ 22.50	$ 18.60	$ 18.03	$ 16.31
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.15)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	.15	1.87	.95	3.99	.66	1.76
Total from investment operations	.10	1.78	.80	3.90	.57	1.72
Distributions from net realized gain	(1.99)	(2.65)	(.04)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.50	$ 22.39	$ 23.26	$ 22.50	$ 18.60	$ 18.03
Total Return B, C, D	.20%	8.25%	3.55%	20.97%	3.16%	10.55%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.48%	1.50%	1.53%	1.56%	1.59%
Expenses net of fee waivers, if any	1.45% A	1.48%	1.50%	1.53%	1.56%	1.59%
Expenses net of all reductions	1.44% A	1.47%	1.47%	1.51%	1.53%	1.51%
Net investment income (loss)	(.42)% A	(.40)%	(.63)%	(.47)%	(.51)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,136	$ 186,628	$ 218,280	$ 243,353	$ 243,176	$ 264,115
Portfolio turnover rate G	118% A	141%	99%	71%	60%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 21.29	$ 22.17	$ 21.55	$ 17.91	$ 17.45	$ 15.86
Income from Investment Operations
Net investment income (loss) E	(.10)	(.20)	(.25)	(.19)	(.18)	(.12)
Net realized and unrealized gain (loss)	.16	1.79	.91	3.83	.64	1.71
Total from investment operations	.06	1.59	.66	3.64	.46	1.59
Distributions from net realized gain	(1.85)	(2.47)	(.04)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.50	$ 21.29	$ 22.17	$ 21.55	$ 17.91	$ 17.45
Total Return B, C, D	0.00%	7.66%	3.06%	20.32%	2.64%	10.03%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.99%	2.01%	2.04%	2.06%	2.05%
Expenses net of fee waivers, if any	1.93% A	1.99%	2.01%	2.04%	2.06%	2.05%
Expenses net of all reductions	1.93% A	1.98%	1.98%	2.01%	2.03%	1.98%
Net investment income (loss)	(.91)% A	(.91)%	(1.14)%	(.98)%	(1.01)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,037	$ 113,384	$ 180,364	$ 266,319	$ 285,299	$ 317,906
Portfolio turnover rate G	118% A	141%	99%	71%	60%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 21.29	$ 22.24	$ 21.61	$ 17.94	$ 17.47	$ 15.87
Income from Investment Operations
Net investment income (loss) E	(.09)	(.19)	(.24)	(.17)	(.17)	(.11)
Net realized and unrealized gain (loss)	.14	1.79	.91	3.84	.64	1.71
Total from investment operations	.05	1.60	.67	3.67	.47	1.60
Distributions from net realized gain	(1.89)	(2.55)	(.04)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.45	$ 21.29	$ 22.24	$ 21.61	$ 17.94	$ 17.47
Total Return B, C, D	(.03)%	7.75%	3.10%	20.46%	2.69%	10.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.94%	1.94%	1.97%	2.00%	2.00%
Expenses net of fee waivers, if any	1.92% A	1.94%	1.94%	1.97%	2.00%	2.00%
Expenses net of all reductions	1.91% A	1.93%	1.91%	1.94%	1.97%	1.92%
Net investment income (loss)	(.89)% A	(.86)%	(1.07)%	(.91)%	(.95)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,231	$ 105,519	$ 115,644	$ 131,277	$ 130,184	$ 150,576
Portfolio turnover rate G	118% A	141%	99%	71%	60%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 23.62	$ 24.43	$ 23.48	$ 19.28	$ 18.58	$ 16.70
Income from Investment Operations
Net investment income (loss) D	.02	.05	- H	.04	.03	.06
Net realized and unrealized gain (loss)	.15	1.96	.99	4.16	.67	1.82
Total from investment operations	.17	2.01	.99	4.20	.70	1.88
Distributions from net realized gain	(2.14)	(2.82)	(.04)	-	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 21.65	$ 23.62	$ 24.43	$ 23.48	$ 19.28	$ 18.58
Total Return B, C	.49%	8.90%	4.21%	21.78%	3.77%	11.26%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.88%	.86%	.88%	.91%	.96%
Expenses net of fee waivers, if any	.90% A	.88%	.86%	.88%	.91%	.96%
Expenses net of all reductions	.89% A	.87%	.83%	.85%	.88%	.88%
Net investment income (loss)	.13% A	.19%	.01%	.18%	.14%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,067	$ 22,174	$ 20,652	$ 19,698	$ 20,358	$ 23,364
Portfolio turnover rate F	118% A	141%	99%	71%	60%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Health Care

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 91,230,100
Unrealized depreciation	(38,954,537)
Net unrealized appreciation (depreciation)	$ 52,275,563
Cost for federal income tax purposes	$ 608,008,034

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $384,547,537 and $452,390,682, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 307,239	$ 8,786
Class T	.25%	.25%	470,300	-
Class B	.75%	.25%	516,620	387,465
Class C	.75%	.25%	533,151	24,235
			$ 1,827,310	$ 420,486

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,771
Class T	11,928
Class B*	57,663
Class C*	2,519
$ 91,881

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Health Care

6. Fees and Sales of Investments - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 369,694.30
Class T	293,011.31
Class B	155,668.30
Class C	151,057.28
Institutional Class	32,282.26
	$ 1,001,712

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,572 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,555,000	5.27%	$ 960

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $902 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $118,990.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,906 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,875. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 9,051
Class C	478
Institutional Class	247
$ 9,776

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $196,360.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 21,294,002	$ 23,887,113
Class T	16,323,384	24,697,844
Class B	9,098,608	18,914,669
Class C	9,241,641	13,345,526
Institutional Class	2,273,457	2,469,014
Total	$ 58,231,092	$ 83,314,166

Health Care

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,685,557	3,628,491	$ 38,209,390	$ 84,047,399
Reinvestment of distributions	845,680	919,326	18,560,715	20,489,356
Shares redeemed	(1,467,885)	(2,679,409)	(33,397,421)	(62,216,884)
Net increase (decrease)	1,063,352	1,868,408	$ 23,372,684	$ 42,319,871
Class T
Shares sold	413,137	811,354	$ 9,151,826	$ 18,411,031
Reinvestment of distributions	718,829	1,065,004	15,418,473	23,268,418
Shares redeemed	(1,072,172)	(2,924,887)	(23,791,317)	(66,315,193)
Net increase (decrease)	59,794	(1,048,529)	$ 778,982	$ (24,635,744)
Class B
Shares sold	165,311	416,759	$ 3,471,964	$ 8,968,832
Reinvestment of distributions	400,837	800,087	8,174,993	16,715,113
Shares redeemed	(1,581,038)	(4,028,295)	(33,392,311)	(87,078,801)
Net increase (decrease)	(1,014,890)	(2,811,449)	$ (21,745,354)	$ (61,394,856)
Class C
Shares sold	241,112	498,290	$ 5,013,753	$ 10,716,280
Reinvestment of distributions	358,758	508,339	7,307,934	10,614,471
Shares redeemed	(506,780)	(1,249,593)	(10,704,480)	(26,990,765)
Net increase (decrease)	93,090	(242,964)	$ 1,617,207	$ (5,660,014)
Institutional Class
Shares sold	294,078	415,448	$ 6,933,940	$ 10,086,881
Reinvestment of distributions	64,316	77,688	1,455,613	1,779,821
Shares redeemed	(324,178)	(399,590)	(7,635,186)	(9,469,931)
Net increase (decrease)	34,216	93,546	$ 754,367	$ 2,396,771

Semiannual Report

Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 961.50	$ 5.72
HypotheticalA	$ 1,000.00	$ 1,019.30	$ 5.89
Class T
Actual	$ 1,000.00	$ 960.50	$ 6.95
HypotheticalA	$ 1,000.00	$ 1,018.05	$ 7.15
Class B
Actual	$ 1,000.00	$ 957.70	$ 9.60
HypotheticalA	$ 1,000.00	$ 1,015.33	$ 9.88
Class C
Actual	$ 1,000.00	$ 957.90	$ 9.35
HypotheticalA	$ 1,000.00	$ 1,015.58	$ 9.63
Institutional Class
Actual	$ 1,000.00	$ 963.10	$ 4.29
HypotheticalA	$ 1,000.00	$ 1,020.76	$ 4.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.16%
Class T	1.41%
Class B	1.95%
Class C	1.90%
Institutional Class	.87%

Industrials

Advisor Industrials Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	9.1	9.8
United Technologies Corp.	5.8	7.2
Honeywell International, Inc.	5.0	4.0
Lockheed Martin Corp.	3.7	2.3
Danaher Corp.	2.8	2.6
Siemens AG sponsored ADR	2.2	1.4
The Brink's Co.	2.2	1.4
Raytheon Co.	2.2	2.3
Johnson Controls, Inc.	2.1	1.0
Illinois Tool Works, Inc.	2.0	2.3
	37.1
Top Industries (% of fund's net assets)
As of January 31, 2008
Machinery	20.7%
Aerospace & Defense	19.6%
Industrial Conglomerates	13.3%
Commercial Services & Supplies	11.3%
Electrical Equipment	9.2%
All Others*	25.9%

As of July 31, 2007
Aerospace & Defense	18.8%
Machinery	17.7%
Industrial Conglomerates	16.5%
Road & Rail	8.4%
Electrical Equipment	8.1%
All Others*	30.5%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Industrials Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AEROSPACE & DEFENSE - 19.6%
Aerospace & Defense - 19.6%
Honeywell International, Inc.	309,400	$ 18,276,258
Lockheed Martin Corp.	125,300	13,522,376
Northrop Grumman Corp.	47,900	3,801,344
Raytheon Co.	120,300	7,836,342
The Boeing Co.	83,700	6,962,166
United Technologies Corp.	286,300	21,017,283
		71,415,769
AIR FREIGHT & LOGISTICS - 1.4%
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	54,600	3,032,484
FedEx Corp.	23,700	2,215,476
		5,247,960
AIRLINES - 1.5%
Airlines - 1.5%
Delta Air Lines, Inc. (a)(d)	162,247	2,730,617
UAL Corp.	68,900	2,614,755
		5,345,372
AUTO COMPONENTS - 2.8%
Auto Parts & Equipment - 2.8%
Johnson Controls, Inc.	214,800	7,597,476
WABCO Holdings, Inc.	64,100	2,582,589
		10,180,065
AUTOMOBILES - 1.6%
Automobile Manufacturers - 1.6%
DaimlerChrysler AG	28,900	2,260,847
Fiat SpA	152,600	3,571,144
		5,831,991
BUILDING PRODUCTS - 1.6%
Building Products - 1.6%
Masco Corp. (d)	247,300	5,670,589
CHEMICALS - 2.1%
Specialty Chemicals - 2.1%
Albemarle Corp.	92,000	3,335,920
Nalco Holding Co.	156,800	3,283,392
W.R. Grace & Co. (a)	42,400	959,088
		7,578,400
COMMERCIAL SERVICES & SUPPLIES - 11.3%
Commercial Printing - 0.7%
R.R. Donnelley & Sons Co.	78,900	2,752,821
Diversified Commercial & Professional Services - 4.1%
Cintas Corp.	42,000	1,378,440
Corrections Corp. of America (a)	99,000	2,627,460
Equifax, Inc.	82,900	3,074,761
The Brink's Co.	130,100	7,887,963
		14,968,624

	Shares	Value
Environmental & Facility Services - 5.0%
Allied Waste Industries, Inc. (a)	592,900	$ 5,840,065
Fuel Tech, Inc. (a)(d)	154,279	2,937,472
Waste Connections, Inc. (a)	104,800	3,055,968
Waste Management, Inc.	194,100	6,296,604
		18,130,109
Human Resource & Employment Services - 1.1%
Manpower, Inc.	69,721	3,922,503
Office Services & Supplies - 0.4%
Avery Dennison Corp.	27,900	1,445,778
TOTAL COMMERCIAL SERVICES & SUPPLIES		41,219,835
CONSTRUCTION & ENGINEERING - 3.0%
Construction & Engineering - 3.0%
Chicago Bridge & Iron Co. NV (NY Shares)	81,500	3,625,935
Quanta Services, Inc. (a)	106,534	2,335,225
Shaw Group, Inc. (a)	91,150	5,149,975
		11,111,135
ELECTRICAL EQUIPMENT - 9.2%
Electrical Components & Equipment - 6.2%
Acuity Brands, Inc.	39,700	1,806,747
AMETEK, Inc.	43,100	1,898,124
Cooper Industries Ltd. Class A	111,200	4,952,848
Emerson Electric Co.	102,700	5,221,268
First Solar, Inc. (a)	14,400	2,617,488
Nexans SA	32,200	3,558,958
SolarWorld AG	21,100	935,643
Sunpower Corp. Class A (a)(d)	22,100	1,526,889
		22,517,965
Heavy Electrical Equipment - 3.0%
ABB Ltd. sponsored ADR	136,900	3,422,500
Alstom SA	17,400	3,514,308
Suzlon Energy Ltd.	83,691	658,150
Vestas Wind Systems AS (a)	36,000	3,497,125
		11,092,083
TOTAL ELECTRICAL EQUIPMENT		33,610,048
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)(d)	10,300	848,720
HEALTH CARE PROVIDERS & SERVICES - 0.4%
Health Care Distributors & Services - 0.4%
Henry Schein, Inc. (a)	28,200	1,639,266
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Cerner Corp. (a)	14,100	738,840
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 13.3%
Industrial Conglomerates - 13.3%
General Electric Co.	943,000	$ 33,391,631
Orkla ASA (A Shares)	55,600	736,233
Siemens AG sponsored ADR (d)	63,035	8,181,943
Tyco International Ltd.	162,825	6,408,792
		48,718,599
MACHINERY - 20.7%
Construction & Farm Machinery & Heavy Trucks - 6.4%
Bucyrus International, Inc. Class A	41,400	3,838,194
CNH Global NV	36,300	1,795,398
Cummins, Inc.	113,832	5,495,809
Navistar International Corp. (a)	57,100	2,821,636
Oshkosh Truck Co.	99,608	4,558,062
Terex Corp. (a)	83,900	4,929,964
		23,439,063
Industrial Machinery - 14.3%
Danaher Corp.	137,800	10,259,210
Eaton Corp.	67,200	5,561,472
Flowserve Corp.	58,600	4,812,232
Illinois Tool Works, Inc.	145,500	7,333,200
Ingersoll-Rand Co. Ltd. Class A	151,100	5,971,472
ITT Corp.	96,600	5,740,938
Pall Corp.	69,200	2,552,788
SPX Corp.	49,100	4,939,460
Sulzer AG (Reg.)	4,715	4,985,924
		52,156,696
TOTAL MACHINERY		75,595,759
METALS & MINING - 0.5%
Diversified Metals & Mining - 0.5%
Titanium Metals Corp. (d)	87,100	1,893,554
ROAD & RAIL - 7.9%
Railroads - 2.1%
Norfolk Southern Corp.	69,710	3,791,527
Union Pacific Corp.	32,400	4,050,972
		7,842,499
Trucking - 5.8%
Con-way, Inc.	14,100	686,529
Hertz Global Holdings, Inc. (a)	196,900	2,937,748
J.B. Hunt Transport Services, Inc.	28,200	877,020
Knight Transportation, Inc.	114,800	1,969,968

	Shares	Value
Landstar System, Inc.	104,126	$ 5,209,424
Old Dominion Freight Lines, Inc. (a)	118,136	3,443,664
Ryder System, Inc.	113,600	5,914,016
		21,038,369
TOTAL ROAD & RAIL		28,880,868
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc. Class A (a)	137,205	2,302,300
TOTAL COMMON STOCKS (Cost $347,776,228)		357,829,070
Nonconvertible Bonds - 0.0%
	Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $77,750)	$ 2,690,000	134,500
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	2,086,183	2,086,183
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	23,685,098	23,685,098
TOTAL MONEY MARKET FUNDS (Cost $25,771,281)		25,771,281
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $373,625,259)	383,734,851
NET OTHER ASSETS - (5.0)%	(18,418,491)
NET ASSETS - 100%	$ 365,316,360
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 124,472
Fidelity Securities Lending Cash Central Fund	81,014
Total	$ 205,486
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.0%
Bermuda	4.8%
Germany	3.1%
Switzerland	2.3%
France	2.0%
Netherlands	1.5%
Italy	1.0%
Others (individually less than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Industrials

Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,605,335) - See accompanying schedule: Unaffiliated issuers (cost $347,853,978)	$ 357,963,570
Fidelity Central Funds (cost $25,771,281)	25,771,281
Total Investments (cost $373,625,259)		$ 383,734,851
Receivable for investments sold		14,288,607
Receivable for fund shares sold		1,478,143
Dividends receivable		292,899
Distributions receivable from Fidelity Central Funds		49,525
Prepaid expenses		1,124
Other receivables		1,565
Total assets		399,846,714

Liabilities
Payable for investments purchased	$ 9,505,505
Payable for fund shares redeemed	897,847
Accrued management fee	168,869
Distribution fees payable	147,582
Other affiliated payables	97,696
Other payables and accrued expenses	27,757
Collateral on securities loaned, at value	23,685,098
Total liabilities		34,530,354

Net Assets		$ 365,316,360
Net Assets consist of:
Paid in capital		$ 351,876,540
Undistributed net investment income		181,241
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,147,913
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,110,666
Net Assets		$ 365,316,360

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($169,386,955 ÷ 7,639,762 shares)	$ 22.17

Maximum offering price per share (100/94.25 of $22.17)	$ 23.52
Class T: Net Asset Value and redemption price per share ($73,994,892 ÷ 3,379,089 shares)	$ 21.90

Maximum offering price per share (100/96.50 of $21.90)	$ 22.69
Class B: Net Asset Value and offering price per share ($41,307,792 ÷ 1,965,751 shares)A	$ 21.01

Class C: Net Asset Value and offering price per share ($56,677,182 ÷ 2,691,003 shares)A	$ 21.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,949,539 ÷ 1,046,234 shares)	$ 22.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 2,624,444
Interest		20
Income from Fidelity Central Funds		205,486
Total income		2,829,950

Expenses
Management fee	$ 1,054,918
Transfer agent fees	507,231
Distribution fees	933,354
Accounting and security lending fees	75,483
Custodian fees and expenses	15,783
Independent trustees' compensation	763
Registration fees	41,110
Audit	23,089
Legal	969
Miscellaneous	1,172
Total expenses before reductions	2,653,872
Expense reductions	(5,169)	2,648,703
Net investment income (loss)		181,247
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $46,578)	13,485,583
Foreign currency transactions	(18,296)
Total net realized gain (loss)		13,467,287
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $60)	(30,335,998)
Assets and liabilities in foreign currencies	1,074
Total change in net unrealized appreciation (depreciation)		(30,334,924)
Net gain (loss)		(16,867,637)
Net increase (decrease) in net assets resulting from operations		$ (16,686,390)

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 181,247	$ 348,138
Net realized gain (loss)	13,467,287	35,388,071
Change in net unrealized appreciation (depreciation)	(30,334,924)	31,233,909
Net increase (decrease) in net assets resulting from operations	(16,686,390)	66,970,118
Distributions to shareholders from net investment income	-	(473,352)
Distributions to shareholders from net realized gain	(36,229,639)	(21,383,547)
Total distributions	(36,229,639)	(21,856,899)
Share transactions - net increase (decrease)	63,556,082	61,861,883
Redemption fees	5,593	14,915
Total increase (decrease) in net assets	10,645,646	106,990,017

Net Assets
Beginning of period	354,670,714	247,680,697
End of period (including undistributed net investment income of $181,241 and distributions in excess of net investment income of $6, respectively)	$ 365,316,360	$ 354,670,714

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 25.49	$ 22.16	$ 21.53	$ 18.10	$ 14.15	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.04	.09	.08	.02	(.02)	.06
Net realized and unrealized gain (loss)	(.90)	5.11	1.63	4.35	3.96	1.36
Total from investment operations	(.86)	5.20	1.71	4.37	3.94	1.42
Distributions from net investment income	-	(.06)	-	-	-	(.02)
Distributions from net realized gain	(2.46)	(1.81)	(1.08)	(.94)	-	-
Total distributions	(2.46)	(1.87)	(1.08)	(.94)	-	(.02)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 22.17	$ 25.49	$ 22.16	$ 21.53	$ 18.10	$ 14.15
Total Return B,C,D	(3.85)%	25.13%	8.40%	25.04%	27.92%	11.16%
Ratios to Average Net Assets F,H
Expenses before reductions	1.16% A	1.21%	1.26%	1.34%	1.65%	1.99%
Expenses net of fee waivers, if any	1.16% A	1.21%	1.26%	1.34%	1.50%	1.53%
Expenses net of all reductions	1.15% A	1.21%	1.24%	1.29%	1.47%	1.46%
Net investment income (loss)	.34% A	.38%	.34%	.09%	(.12)%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,387	$ 157,451	$ 99,255	$ 40,264	$ 12,612	$ 4,272
Portfolio turnover rate G	97% A	130%	94%	116%	106%	149%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 25.17	$ 21.86	$ 21.27	$ 17.90	$ 14.02	$ 12.66
Income from Investment Operations
Net investment income (loss) E	.01	.03	.02	(.03)	(.06)	.03
Net realized and unrealized gain (loss)	(.88)	5.05	1.61	4.31	3.93	1.34
Total from investment operations	(.87)	5.08	1.63	4.28	3.87	1.37
Distributions from net investment income	-	(.03)	-	-	-	(.01)
Distributions from net realized gain	(2.40)	(1.74)	(1.04)	(.91)	-	-
Total distributions	(2.40)	(1.77)	(1.04)	(.91)	-	(.01)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 21.90	$ 25.17	$ 21.86	$ 21.27	$ 17.90	$ 14.02
Total Return B,C,D	(3.95)%	24.82%	8.13%	24.78%	27.67%	10.84%
Ratios to Average Net Assets F,H
Expenses before reductions	1.41% A	1.46%	1.49%	1.57%	1.90%	2.25%
Expenses net of fee waivers, if any	1.41% A	1.46%	1.49%	1.57%	1.75%	1.78%
Expenses net of all reductions	1.41% A	1.46%	1.47%	1.52%	1.72%	1.71%
Net investment income (loss)	.09% A	.13%	.11%	(.14)%	(.36)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,995	$ 75,530	$ 55,936	$ 40,126	$ 13,089	$ 5,493
Portfolio turnover rate G	97% A	130%	94%	116%	106%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 24.19	$ 21.02	$ 20.55	$ 17.27	$ 13.61	$ 12.33
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.09)	(.13)	(.14)	(.03)
Net realized and unrealized gain (loss)	(.85)	4.87	1.55	4.17	3.79	1.31
Total from investment operations	(.90)	4.78	1.46	4.04	3.65	1.28
Distributions from net realized gain	(2.28)	(1.61)	(.99)	(.76)	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 21.01	$ 24.19	$ 21.02	$ 20.55	$ 17.27	$ 13.61
Total Return B,C,D	(4.23)%	24.18%	7.54%	24.12%	26.89%	10.38%
Ratios to Average Net Assets F,H
Expenses before reductions	1.95% A	2.00%	2.04%	2.11%	2.37%	2.68%
Expenses net of fee waivers, if any	1.95% A	2.00%	2.04%	2.11%	2.25%	2.25%
Expenses net of all reductions	1.95% A	2.00%	2.02%	2.07%	2.22%	2.18%
Net investment income (loss)	(.45)% A	(.41)%	(.44)%	(.68)%	(.87)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,308	$ 44,330	$ 37,082	$ 32,242	$ 14,722	$ 9,005
Portfolio turnover rate G	97% A	130%	94%	116%	106%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 24.26	$ 21.16	$ 20.68	$ 17.36	$ 13.67	$ 12.39
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.08)	(.12)	(.14)	(.03)
Net realized and unrealized gain (loss)	(.85)	4.88	1.56	4.19	3.82	1.31
Total from investment operations	(.90)	4.80	1.48	4.07	3.68	1.28
Distributions from net realized gain	(2.30)	(1.70)	(1.00)	(.75)	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 21.06	$ 24.26	$ 21.16	$ 20.68	$ 17.36	$ 13.67
Total Return B,C,D	(4.21)%	24.25%	7.59%	24.16%	26.99%	10.33%
Ratios to Average Net Assets F,H
Expenses before reductions	1.90% A	1.94%	1.99%	2.07%	2.28%	2.57%
Expenses net of fee waivers, if any	1.90% A	1.94%	1.99%	2.07%	2.25%	2.25%
Expenses net of all reductions	1.90% A	1.94%	1.97%	2.02%	2.22%	2.18%
Net investment income (loss)	(.40)% A	(.35)%	(.38)%	(.64)%	(.87)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,677	$ 57,862	$ 42,363	$ 20,595	$ 9,507	$ 5,307
Portfolio turnover rate G	97% A	130%	94%	116%	106%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 26.26	$ 22.77	$ 22.06	$ 18.48	$ 14.41	$ 12.96
Income from Investment Operations
Net investment income (loss) D	.08	.16	.16	.07	.02	.09
Net realized and unrealized gain (loss)	(.92)	5.27	1.66	4.46	4.04	1.39
Total from investment operations	(.84)	5.43	1.82	4.53	4.06	1.48
Distributions from net investment income	-	(.13)	-	-	-	(.03)
Distributions from net realized gain	(2.53)	(1.81)	(1.11)	(.95)	-	-
Total distributions	(2.53)	(1.94)	(1.11)	(.95)	-	(.03)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	- H
Net asset value, end of period	$ 22.89	$ 26.26	$ 22.77	$ 22.06	$ 18.48	$ 14.41
Total Return B,C	(3.69)%	25.53%	8.73%	25.41%	28.24%	11.46%
Ratios to Average Net Assets E,G
Expenses before reductions	.87% A	.92%	.91%	1.06%	1.38%	1.55%
Expenses net of fee waivers, if any	.87% A	.92%	.91%	1.06%	1.25%	1.25%
Expenses net of all reductions	.87% A	.91%	.89%	1.01%	1.22%	1.18%
Net investment income (loss)	.63% A	.67%	.69%	.37%	.13%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,950	$ 19,498	$ 13,043	$ 4,379	$ 1,490	$ 1,156
Portfolio turnover rate F	97% A	130%	94%	116%	106%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Industrials

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,705,110
Unrealized depreciation	(26,279,893)
Net unrealized appreciation (depreciation)	$ 9,425,217
Cost for federal income tax purposes	$ 374,309,634

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $207,084,220 and $182,166,086, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 215,813	$ 15,603
Class T	.25%	.25%	192,692	-
Class B	.75%	.25%	223,518	167,638
Class C	.75%	.25%	301,331	68,454
			$ 933,354	$ 251,695

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 104,635
Class T	9,830
Class B*	31,902
Class C*	3,040
$ 149,407

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 229,632.27
Class T	103,125.27
Class B	68,910.31
Class C	77,767.26
Institutional Class	27,797.23
	$ 507,231

* Annualized

Industrials

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,926 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $477 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $81,014.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,879 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,789. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 501

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $9,115.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ -	$ 317,175
Class T	-	81,458
Institutional Class	-	74,719
Total	$ -	$ 473,352
From net realized gain
Class A	$ 16,681,958	$ 9,177,798
Class T	7,329,612	4,598,164
Class B	4,260,086	2,897,402
Class C	5,759,701	3,663,404
Institutional Class	2,198,282	1,046,779
Total	$ 36,229,639	$ 21,383,547

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,900,071	3,210,590	$ 46,285,461	$ 74,239,252
Reinvestment of distributions	645,527	397,118	15,366,127	8,609,345
Shares redeemed	(1,082,770)	(1,910,674)	(25,693,196)	(44,327,457)
Net increase (decrease)	1,462,828	1,697,034	$ 35,958,392	$ 38,521,140
Class T
Shares sold	460,530	851,649	$ 11,015,906	$ 19,483,528
Reinvestment of distributions	292,360	204,709	6,876,189	4,388,662
Shares redeemed	(374,663)	(614,792)	(8,647,912)	(14,036,675)
Net increase (decrease)	378,227	441,566	$ 9,244,183	$ 9,835,515
Class B
Shares sold	227,618	490,419	$ 5,245,486	$ 10,776,085
Reinvestment of distributions	159,890	118,628	3,612,025	2,452,560
Shares redeemed	(254,224)	(540,505)	(5,732,609)	(11,926,256)
Net increase (decrease)	133,284	68,542	$ 3,124,902	$ 1,302,389
Class C
Shares sold	499,024	809,623	$ 11,520,936	$ 17,844,285
Reinvestment of distributions	198,290	135,846	4,489,227	2,814,613
Shares redeemed	(391,622)	(562,223)	(8,754,715)	(12,468,615)
Net increase (decrease)	305,692	383,246	$ 7,255,448	$ 8,190,283
Institutional Class
Shares sold	461,195	466,987	$ 11,760,754	$ 11,092,441
Reinvestment of distributions	66,827	33,033	1,640,412	737,185
Shares redeemed	(224,211)	(330,519)	(5,428,009)	(7,817,070)
Net increase (decrease)	303,811	169,501	$ 7,973,157	$ 4,012,556

Industrials

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 844.80	$ 5.56
HypotheticalA	$ 1,000.00	$ 1,019.10	$ 6.09
Class T
Actual	$ 1,000.00	$ 843.70	$ 6.72
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.35
Class B
Actual	$ 1,000.00	$ 841.40	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.83
Class C
Actual	$ 1,000.00	$ 841.50	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.83
Institutional Class
Actual	$ 1,000.00	$ 845.70	$ 4.22
HypotheticalA	$ 1,000.00	$ 1,020.56	$ 4.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.20%
Class T	1.45%
Class B	1.94%
Class C	1.94%
Institutional Class	.91%

Semiannual Report

Advisor Technology Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	10.7	2.8
Nintendo Co. Ltd.	7.5	1.4
Nokia Corp. sponsored ADR	4.5	0.5
Google, Inc. Class A (sub. vtg.)	3.5	5.9
Marvell Technology Group Ltd.	3.1	5.1
Apple, Inc.	3.0	4.3
High Tech Computer Corp.	2.4	0.2
Mindray Medical International Ltd. sponsored ADR	2.3	0.0
Research In Motion Ltd.	2.0	2.5
Corning, Inc.	2.0	0.9
	41.0
Top Industries (% of fund's net assets)
As of January 31, 2008
Communications Equipment	30.0%
Semiconductors & Semiconductor Equipment	22.0%
Software	19.4%
Computers & Peripherals	8.6%
Internet Software & Services	6.6%
All Others*	13.4%

As of July 31, 2007
Semiconductors & Semiconductor Equipment	32.0%
Communications Equipment	24.9%
Computers & Peripherals	12.0%
Internet Software & Services	9.5%
Software	9.1%
All Others*	12.5%

* Includes short-term investments and net other assets.

Technology

Advisor Technology Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Commercial & Professional Services - 0.5%
China Security & Surveillance Technology, Inc. (a)(c)	185,939	$ 2,941,555
COMMUNICATIONS EQUIPMENT - 29.8%
Communications Equipment - 29.8%
ADVA AG Optical Networking (a)	442,449	1,518,090
Airvana, Inc.	223,413	1,168,450
Arris Group, Inc. (a)	88,400	777,036
Aruba Networks, Inc.	9,800	92,708
AudioCodes Ltd. (a)	557,550	2,614,910
Balda AG (a)(c)	111,500	956,848
Cisco Systems, Inc. (a)	2,779,100	68,087,949
Comtech Group, Inc. (a)	450,667	4,849,177
Comverse Technology, Inc. (a)	326,000	5,330,100
Corning, Inc. (c)	526,200	12,665,634
Delta Networks, Inc.	1,875,000	541,042
F5 Networks, Inc. (a)	123,600	2,908,308
Finisar Corp. (a)	1,025,471	1,640,754
Foxconn International Holdings Ltd. (a)	1,756,000	2,896,096
Harris Stratex Networks, Inc. Class A (a)	190,600	2,075,634
Infinera Corp.	111,700	1,138,223
Juniper Networks, Inc. (a)	257,846	7,000,519
Mogem Co. Ltd.	309,043	1,052,681
Nokia Corp. sponsored ADR	770,000	28,451,500
Opnext, Inc.	102,700	529,932
Optium Corp. (a)	158,400	1,094,544
OZ Optics Ltd. unit (d)	68,000	821,100
Powerwave Technologies, Inc. (a)	1,060,700	4,030,660
QUALCOMM, Inc.	156,500	6,638,730
RADWARE Ltd. (a)	79,000	1,105,210
Research In Motion Ltd. (a)	136,210	12,787,396
Riverbed Technology, Inc. (a)	73,800	1,649,430
SIM Technology Group	5,180,000	856,972
Sonus Networks, Inc. (a)(c)	2,178,200	8,908,838
Starent Networks Corp.	455,212	5,626,420
		189,814,891
COMPUTERS & PERIPHERALS - 8.6%
Computer Hardware - 6.2%
3PAR, Inc.	5,900	46,787
Apple, Inc. (a)	143,155	19,377,461
Foxconn Technology Co. Ltd.	78,000	447,335
Hewlett-Packard Co.	87,100	3,810,625
High Tech Computer Corp.	795,600	14,998,429
Palm, Inc.	170,500	924,110
		39,604,747
Computer Storage & Peripherals - 2.4%
ASUSTeK Computer, Inc.	1,127,278	2,939,569
Innolux Display Corp.	639,171	1,371,923

	Shares	Value
Netezza Corp.	207,700	$ 2,035,460
Network Appliance, Inc. (a)	116,500	2,705,130
Synaptics, Inc. (a)	238,800	6,328,200
		15,380,282
TOTAL COMPUTERS & PERIPHERALS		54,985,029
DIVERSIFIED CONSUMER SERVICES - 1.4%
Education Services - 1.4%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	155,000	8,780,750
ELECTRICAL EQUIPMENT - 2.9%
Electrical Components & Equipment - 2.9%
First Solar, Inc. (a)	29,800	5,416,746
JA Solar Holdings Co. Ltd. ADR	71,400	3,629,262
Neo-Neon Holdings Ltd.	4,976,000	3,031,247
Q-Cells AG (a)	1,200	112,918
Seoul Semiconductor Co. Ltd.	26,639	396,544
Sunpower Corp. Class A (a)	29,200	2,017,428
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	68,200	3,732,586
		18,336,731
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
Electronic Equipment & Instruments - 0.5%
Chi Mei Optoelectronics Corp.	1,723,920	2,032,377
Cyntec Co. Ltd.	504,637	466,868
ENE Technology, Inc.	66,000	151,700
TXC Corp.	444,000	575,904
		3,226,849
Technology Distributors - 1.5%
Ingram Micro, Inc. Class A (a)	119,400	2,122,932
Mellanox Technologies Ltd.	193,800	3,067,854
Mingyuan Medicare Development Co. Ltd. (c)	26,750,000	4,151,037
		9,341,823
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		12,568,672
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Health Care Equipment - 2.5%
Golden Meditech Co. Ltd.	3,380,000	1,369,781
Mindray Medical International Ltd. sponsored ADR	437,900	14,932,390
		16,302,171
Health Care Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	356,000	600,832
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		16,903,003
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	600	18,840
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 2.1%
Hotels, Resorts & Cruise Lines - 2.1%
Ctrip.com International Ltd. sponsored ADR	177,100	$ 8,086,386
Home Inns & Hotels Management, Inc. ADR (a)(c)	194,700	5,449,653
		13,536,039
HOUSEHOLD DURABLES - 0.6%
Consumer Electronics - 0.6%
Harman International Industries, Inc.	65,900	3,068,963
TomTom Group BV (a)	12,900	712,100
		3,781,063
INTERNET SOFTWARE & SERVICES - 6.6%
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	167,900	5,070,580
Alibaba.com Ltd.	738,000	1,747,171
DealerTrack Holdings, Inc. (a)	12,300	331,608
Google, Inc. Class A (sub. vtg.) (a)	39,750	22,430,925
Greenfield Online, Inc. (a)	89,700	1,153,542
LivePerson, Inc. (a)	454,600	1,772,940
Omniture, Inc. (a)	262,108	6,479,310
Tencent Holdings Ltd.	555,000	3,277,706
		42,263,782
IT SERVICES - 0.8%
Data Processing & Outsourced Services - 0.6%
ExlService Holdings, Inc. (a)(c)	88,900	1,687,322
WNS Holdings Ltd. ADR (a)	114,500	1,993,445
		3,680,767
IT Consulting & Other Services - 0.2%
RightNow Technologies, Inc. (a)	170,648	1,745,729
TOTAL IT SERVICES		5,426,496
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Hi-P International Ltd.	2,622,000	767,911
Shin Zu Shing Co. Ltd.	135,000	595,031
		1,362,942
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.0%
Semiconductor Equipment - 6.6%
Applied Materials, Inc.	626,800	11,232,256
ASML Holding NV (NY Shares) (a)	185,300	4,927,127
Cymer, Inc. (a)	89,400	2,414,694
Global Unichip Corp.	362,807	1,651,120
Lam Research Corp. (a)	18,300	702,537
LTX Corp. (a)	400,965	1,082,606
MEMC Electronic Materials, Inc. (a)	22,300	1,593,558
MEMSIC, Inc.	75,700	522,330

	Shares	Value
Tessera Technologies, Inc. (a)(c)	197,300	$ 7,728,241
Varian Semiconductor Equipment Associates, Inc. (a)	318,400	10,255,664
		42,110,133
Semiconductors - 15.4%
Advanced Analog Technology, Inc.	554,500	1,527,990
Advanced Micro Devices, Inc. (a)(c)	357,236	2,729,283
Advanced Semiconductor Engineering, Inc. sponsored ADR (c)	373,000	1,588,980
Amkor Technology, Inc. (a)	215,600	1,647,184
Anpec Electronics Corp.	192,677	363,482
Applied Micro Circuits Corp. (a)	173,250	1,391,198
Atheros Communications, Inc. (a)	222,400	6,073,744
AuthenTec, Inc. (c)	154,900	1,928,505
Bright Led Electronics Corp.	170,000	321,432
Broadcom Corp. Class A (a)	344,122	7,598,214
Cavium Networks, Inc.	357,331	6,828,595
Cypress Semiconductor Corp. (a)	576,300	12,246,375
Diodes, Inc. (a)	29,100	673,665
Elan Microelectronics Corp.	195,000	252,778
Epistar Corp.	1,749,913	4,192,502
Faraday Technology Corp.	283,000	441,519
Formosa Epitaxy, Inc. (a)	1,120,000	692,670
Global Mixed-mode Technology, Inc.	400,900	1,792,755
Hittite Microwave Corp. (a)	63,600	2,532,552
Intersil Corp. Class A	27,100	624,113
Marvell Technology Group Ltd. (a)	1,668,800	19,808,656
MediaTek, Inc.	99,000	986,202
Microchip Technology, Inc.	84,200	2,686,822
Mindspeed Technologies, Inc. (a)	2,939,215	2,401,339
MoSys, Inc. (a)	32,100	116,523
Omnivision Technologies, Inc. (a)(c)	151,600	2,146,656
PLX Technology, Inc. (a)	45,400	318,708
PMC-Sierra, Inc. (a)	350,065	1,641,805
Powertech Technology, Inc.	547,000	1,599,362
Richtek Technology Corp.	512,850	3,538,407
Silicon Laboratories, Inc. (a)	46,400	1,449,536
Siliconware Precision Industries Co. Ltd. sponsored ADR	214,300	1,658,682
Spreadtrum Communications, Inc. ADR (c)	7,100	67,450
Taiwan Semiconductor Co. Ltd.	704,000	617,686
Taiwan Semiconductor Manufacturing Co. Ltd.	4,449	8,335
Xilinx, Inc.	173,900	3,803,193
		98,296,898
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		140,407,031
SOFTWARE - 19.4%
Application Software - 4.5%
Ansys, Inc. (a)	61,700	2,153,947
BladeLogic, Inc.	71,563	1,175,780
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Cadence Design Systems, Inc. (a)	92,500	$ 938,875
Callidus Software, Inc. (a)	499,298	2,461,539
Concur Technologies, Inc. (a)	137,000	4,803,220
Global Digital Creations Holdings Ltd. (a)	7,908,000	1,288,006
Longtop Financial Technologies Ltd. ADR	91,100	1,662,575
Mentor Graphics Corp. (a)	66,300	546,975
Salesforce.com, Inc. (a)	122,400	6,399,072
Smith Micro Software, Inc. (a)(c)	485,900	3,658,827
SuccessFactors, Inc.	5,200	46,852
Synopsys, Inc. (a)	52,500	1,156,050
Ulticom, Inc. (a)	359,426	2,569,896
		28,861,614
Home Entertainment Software - 10.7%
Activision, Inc. (a)	275,100	7,116,837
Nintendo Co. Ltd.	97,200	48,016,802
Nintendo Co. Ltd. ADR	66,100	4,081,675
Take-Two Interactive Software, Inc. (a)	202,100	3,322,524
THQ, Inc. (a)	323,840	5,832,358
		68,370,196
Systems Software - 4.2%
Allot Communications Ltd. (a)	100,000	397,000
Microsoft Corp.	101,900	3,321,940
Moldflow Corp. (a)	37,300	487,138
Oracle Corp. (a)	311,000	6,391,050
Sandvine Corp. (a)	1,239,900	4,608,467
Sandvine Corp. (U.K.) (a)	1,078,100	3,972,903
VMware, Inc. Class A (c)	128,600	7,285,190
		26,463,688
TOTAL SOFTWARE		123,695,498
TOTAL COMMON STOCKS (Cost $790,523,404)		634,822,322
Convertible Bonds - 0.2%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	1,135,877
Money Market Funds - 3.9%
	Shares
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c) (Cost $24,956,475)	24,956,475	24,956,475
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) # (Cost $6,794,000)	$ 6,794,319	$ 6,794,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $823,543,879)	667,708,674
NET OTHER ASSETS - (4.7)%	(29,866,978)
NET ASSETS - 100%	$ 637,841,696
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security is on loan at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $821,100 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,794,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 1,483,191
Barclays Capital, Inc.	2,139,076
ING Financial Markets LLC	3,171,733
$ 6,794,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 72,759
Fidelity Securities Lending Cash Central Fund	302,719
Total	$ 375,478
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	60.2%
Japan	8.2%
Cayman Islands	7.8%
Taiwan	7.1%
Finland	4.5%
Bermuda	4.1%
Canada	3.4%
China	1.4%
Israel	1.2%
Others (individually less than 1%)	2.1%
100.0%
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $1,419,316,323 of which $919,509,540 and $499,806,783 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Technology

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,230,139 and repurchase agreements of $6,794,000) - See accompanying schedule: Unaffiliated issuers (cost $798,587,404)	$ 642,752,199
Fidelity Central Funds (cost $24,956,475)	24,956,475
Total Investments (cost $823,543,879)		$ 667,708,674
Cash		933
Receivable for investments sold		37,104,775
Receivable for fund shares sold		1,177,320
Dividends receivable		13,563
Interest receivable		785
Distributions receivable from Fidelity Central Funds		73,818
Prepaid expenses		2,456
Other receivables		73,660
Total assets		706,155,984

Liabilities
Payable for investments purchased	$ 24,825,142
Payable for fund shares redeemed	2,139,876
Accrued management fee	316,046
Distribution fees payable	276,775
Notes payable to affiliates	15,532,000
Other affiliated payables	219,607
Other payables and accrued expenses	48,367
Collateral on securities loaned, at value	24,956,475
Total liabilities		68,314,288

Net Assets		$ 637,841,696
Net Assets consist of:
Paid in capital		$ 2,174,101,231
Accumulated net investment loss		(4,124,505)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,376,300,032)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(155,834,998)
Net Assets		$ 637,841,696

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($268,850,599 ÷ 15,487,178 shares)	$ 17.36

Maximum offering price per share (100/94.25 of $17.36)	$ 18.42
Class T: Net Asset Value and redemption price per share ($210,786,409 ÷ 12,435,352 shares)	$ 16.95

Maximum offering price per share (100/96.50 of $16.95)	$ 17.56
Class B: Net Asset Value and offering price per share ($66,193,881 ÷ 4,118,866 shares)A	$ 16.07

Class C: Net Asset Value and offering price per share ($70,718,762 ÷ 4,381,106 shares)A	$ 16.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,292,045 ÷ 1,183,963 shares)	$ 17.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 1,112,657
Interest		5,307
Income from Fidelity Central Funds (including $302,719 from security lending)		375,478
Total income		1,493,442

Expenses
Management fee	$ 2,197,058
Transfer agent fees	1,222,234
Distribution fees	1,959,982
Accounting and security lending fees	141,022
Custodian fees and expenses	87,817
Independent trustees' compensation	1,638
Registration fees	35,782
Audit	34,427
Legal	3,076
Interest	8,072
Miscellaneous	3,025
Total expenses before reductions	5,694,133
Expense reductions	(76,474)	5,617,659
Net investment income (loss)		(4,124,217)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,951,897
Foreign currency transactions	(10,619)
Total net realized gain (loss)		47,941,278
Change in net unrealized appreciation (depreciation) on: Investment securities	(164,263,370)
Assets and liabilities in foreign currencies	(1,324)
Total change in net unrealized appreciation (depreciation)		(164,264,694)
Net gain (loss)		(116,323,416)
Net increase (decrease) in net assets resulting from operations		$ (120,447,633)

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,124,217)	$ (9,596,456)
Net realized gain (loss)	47,941,278	101,139,166
Change in net unrealized appreciation (depreciation)	(164,264,694)	120,841,656
Net increase (decrease) in net assets resulting from operations	(120,447,633)	212,384,366
Share transactions - net increase (decrease)	(21,914,211)	(169,547,974)
Redemption fees	20,193	20,415
Total increase (decrease) in net assets	(142,341,651)	42,856,807

Net Assets
Beginning of period	780,183,347	737,326,540
End of period (including accumulated net investment loss of $4,124,505 and accumulated net investment loss of $288, respectively)	$ 637,841,696	$ 780,183,347

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.55	$ 15.59	$ 16.16	$ 13.98	$ 13.36	$ 10.03
Income from Investment Operations
Net investment income (loss) E	(.08)	(.17)	(.15)	.02 H	(.17)	(.11)
Net realized and unrealized gain (loss)	(3.11)	5.13	(.42)	2.24	.79	3.44
Total from investment operations	(3.19)	4.96	(.57)	2.26	.62	3.33
Distributions from net investment income	-	-	-	(.08)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 17.36	$ 20.55	$ 15.59	$ 16.16	$ 13.98	$ 13.36
Total Return B,C,D	(15.52)%	31.82%	(3.53)%	16.20%	4.64%	33.20%
Ratios to Average Net Assets F,I
Expenses before reductions	1.20% A	1.25%	1.30%	1.37%	1.44%	1.70%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.30%	1.37%	1.44%	1.59%
Expenses net of all reductions	1.17% A	1.24%	1.20%	1.26%	1.35%	1.38%
Net investment income (loss)	(.80)% A	(.91)%	(.88)%	.12% H	(1.10)%	(1.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,851	$ 309,105	$ 189,054	$ 144,970	$ 123,389	$ 123,604
Portfolio turnover rate G	236% A	208%	258%	180%	105%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.09	$ 15.28	$ 15.88	$ 13.76	$ 13.17	$ 9.91
Income from Investment Operations
Net investment income (loss) E	(.11)	(.21)	(.19)	(.02) H	(.19)	(.14)
Net realized and unrealized gain (loss)	(3.03)	5.02	(.41)	2.21	.78	3.40
Total from investment operations	(3.14)	4.81	(.60)	2.19	.59	3.26
Distributions from net investment income	-	-	-	(.07)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 16.95	$ 20.09	$ 15.28	$ 15.88	$ 13.76	$ 13.17
Total Return B,C,D	(15.63)%	31.48%	(3.78)%	15.94%	4.48%	32.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.45% A	1.51%	1.55%	1.60%	1.62%	1.85%
Expenses net of fee waivers, if any	1.45% A	1.51%	1.55%	1.60%	1.62%	1.83%
Expenses net of all reductions	1.43% A	1.49%	1.44%	1.48%	1.53%	1.63%
Net investment income (loss)	(1.05)% A	(1.16)%	(1.13)%	(.11)% H	(1.28)%	(1.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,786	$ 260,339	$ 260,966	$ 315,930	$ 363,399	$ 367,257
Portfolio turnover rate G	236% A	208%	258%	180%	105%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 19.10	$ 14.59	$ 15.24	$ 13.25	$ 12.76	$ 9.64
Income from Investment Operations
Net investment income (loss) E	(.15)	(.28)	(.27)	(.09) H	(.27)	(.17)
Net realized and unrealized gain (loss)	(2.88)	4.79	(.38)	2.12	.76	3.29
Total from investment operations	(3.03)	4.51	(.65)	2.03	.49	3.12
Distributions from net investment income	-	-	-	(.04)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 16.07	$ 19.10	$ 14.59	$ 15.24	$ 13.25	$ 12.76
Total Return B,C,D	(15.86)%	30.91%	(4.27)%	15.33%	3.84%	32.37%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	2.01%	2.05%	2.13%	2.21%	2.38%
Expenses net of fee waivers, if any	1.94% A	2.01%	2.05%	2.13%	2.21%	2.25%
Expenses net of all reductions	1.92% A	2.00%	1.94%	2.02%	2.12%	2.05%
Net investment income (loss)	(1.55)% A	(1.67)%	(1.63)%	(.65)% H	(1.87)%	(1.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,194	$ 102,655	$ 192,790	$ 309,020	$ 355,927	$ 391,832
Portfolio turnover rate G	236% A	208%	258%	180%	105%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.64)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 19.18	$ 14.66	$ 15.31	$ 13.31	$ 12.80	$ 9.67
Income from Investment Operations
Net investment income (loss) E	(.15)	(.29)	(.27)	(.08) H	(.26)	(.17)
Net realized and unrealized gain (loss)	(2.89)	4.81	(.38)	2.12	.77	3.30
Total from investment operations	(3.04)	4.52	(.65)	2.04	.51	3.13
Distributions from net investment income	-	-	-	(.04)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 16.14	$ 19.18	$ 14.66	$ 15.31	$ 13.31	$ 12.80
Total Return B,C,D	(15.85)%	30.83%	(4.25)%	15.34%	3.98%	32.37%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	2.01%	2.05%	2.10%	2.13%	2.28%
Expenses net of fee waivers, if any	1.94% A	2.01%	2.05%	2.10%	2.13%	2.25%
Expenses net of all reductions	1.92% A	1.99%	1.94%	1.99%	2.04%	2.05%
Net investment income (loss)	(1.55)% A	(1.66)%	(1.63)%	(.61)% H	(1.79)%	(1.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,719	$ 86,974	$ 82,835	$ 108,287	$ 125,926	$ 139,654
Portfolio turnover rate G	236% A	208%	258%	180%	105%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 21.26	$ 16.07	$ 16.60	$ 14.32	$ 13.61	$ 10.15
Income from Investment Operations
Net investment income (loss) D	(.06)	(.11)	(.09)	.09 G	(.09)	(.05)
Net realized and unrealized gain (loss)	(3.22)	5.30	(.44)	2.30	.80	3.51
Total from investment operations	(3.28)	5.19	(.53)	2.39	.71	3.46
Distributions from net investment income	-	-	-	(.11)	-	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 17.98	$ 21.26	$ 16.07	$ 16.60	$ 14.32	$ 13.61
Total Return B,C	(15.43)%	32.30%	(3.19)%	16.73%	5.22%	34.09%
Ratios to Average Net Assets E,H
Expenses before reductions	.91% A	.93%	.90%	.92%	.93%	.99%
Expenses net of fee waivers, if any	.91% A	.93%	.90%	.92%	.93%	.99%
Expenses net of all reductions	.89% A	.92%	.80%	.81%	.84%	.79%
Net investment income (loss)	(.51)% A	(.59)%	(.49)%	.57% G	(.59)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,292	$ 21,111	$ 11,681	$ 11,640	$ 10,984	$ 11,511
Portfolio turnover rate F	236% A	208%	258%	180%	105%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Technology

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 22,276,055
Unrealized depreciation	(181,623,293)
Net unrealized appreciation (depreciation)	$ (159,347,238)
Cost for federal income tax purposes	$ 827,055,912

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $929,762,380 and $956,887,405, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 402,371	$ 11,107
Class T	.25%	.25%	652,410	-
Class B	.75%	.25%	466,567	349,926
Class C	.75%	.25%	438,634	25,327
			$ 1,959,982	$ 386,360

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,935
Class T	13,518
Class B*	44,611
Class C*	3,749
$ 101,813

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 499,038.31
Class T	407,933.31
Class B	144,159.31
Class C	135,850.31
Institutional Class	35,254.28
	$ 1,222,234

* Annualized

Technology

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,783 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,130,000	4.53%	$ 8,072

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,044 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $68,011 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6,307
Class B	502
Class C	1,238
Institutional Class	416
$ 8,463

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $258,686.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	2,629,593	7,888,385	$ 55,246,092	$ 145,922,304
Shares redeemed	(2,182,096)	(4,978,587)	(44,675,478)	(92,460,573)
Net increase (decrease)	447,497	2,909,798	$ 10,570,614	$ 53,461,731
Class T
Shares sold	1,326,161	1,926,573	$ 27,323,427	$ 34,966,338
Shares redeemed	(1,846,396)	(6,053,307)	(37,111,253)	(109,073,221)
Net increase (decrease)	(520,235)	(4,126,734)	$ (9,787,826)	$ (74,106,883)
Class B
Shares sold	289,808	357,014	$ 5,630,459	$ 6,182,320
Shares redeemed	(1,546,226)	(8,194,716)	(30,083,371)	(140,978,328)
Net increase (decrease)	(1,256,418)	(7,837,702)	$ (24,452,912)	$ (134,796,008)
Class C
Shares sold	380,719	490,290	$ 7,562,330	$ 8,483,174
Shares redeemed	(533,581)	(1,608,094)	(10,172,311)	(27,833,773)
Net increase (decrease)	(152,862)	(1,117,804)	$ (2,609,981)	$ (19,350,599)
Institutional Class
Shares sold	407,388	640,632	$ 8,867,277	$ 12,507,491
Shares redeemed	(216,397)	(374,535)	(4,501,383)	(7,263,706)
Net increase (decrease)	190,991	266,097	$ 4,365,894	$ 5,243,785

Technology

Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,043.70	$ 6.11
HypotheticalA	$ 1,000.00	$ 1,019.15	$ 6.04
Class T
Actual	$ 1,000.00	$ 1,042.10	$ 7.49
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.41
Class B
Actual	$ 1,000.00	$ 1,039.70	$ 9.95
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.83
Class C
Actual	$ 1,000.00	$ 1,039.50	$ 9.89
HypotheticalA	$ 1,000.00	$ 1,015.43	$ 9.78
Institutional Class
Actual	$ 1,000.00	$ 1,045.50	$ 4.52
HypotheticalA	$ 1,000.00	$ 1,020.71	$ 4.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.19%
Class T	1.46%
Class B	1.94%
Class C	1.93%
Institutional Class	.88%

Semiannual Report

Advisor Utilities Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	9.3	5.2
Exelon Corp.	8.8	8.1
Public Service Enterprise Group, Inc.	7.6	5.3
Constellation Energy Group, Inc.	6.0	5.8
FPL Group, Inc.	5.3	3.8
Entergy Corp.	5.2	5.0
AES Corp.	4.9	5.4
Sempra Energy	4.8	4.1
Allegheny Energy, Inc.	4.1	1.6
Edison International	4.1	1.2
	60.1
Top Industries (% of fund's net assets)
As of January 31, 2008
Electric Utilities	50.4%
Multi-utilities	20.6%
Independent Power Producers & Energy Traders	15.9%
Gas Utilities	4.0%
Water Utilities	0.5%
All Others*	8.6%

As of July 31, 2007
Electric Utilities	42.4%
Multi-utilities	26.6%
Independent Power Producers & Energy Traders	26.0%
Gas Utilities	4.3%
Water Utilities	0.6%
All Others*	0.1%

* Includes short-term investments and net other assets.

Utilities

Advisor Utilities Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	52,100	$ 518,395
ELECTRIC UTILITIES - 50.4%
Electric Utilities - 50.4%
Allegheny Energy, Inc.	207,700	11,379,883
American Electric Power Co., Inc.	247,900	10,617,557
DPL, Inc.	50,500	1,401,880
Edison International	217,300	11,334,368
Entergy Corp.	132,000	14,279,760
Exelon Corp.	317,100	24,159,849
FirstEnergy Corp.	141,700	10,091,874
FPL Group, Inc.	228,700	14,746,576
Great Plains Energy, Inc.	37,300	1,039,924
ITC Holdings Corp.	17,500	924,700
Northeast Utilities	70,100	1,943,172
Pepco Holdings, Inc.	193,700	4,931,602
PPL Corp.	527,600	25,810,192
Reliant Energy, Inc. (a)	190,800	4,058,316
Sierra Pacific Resources	97,600	1,461,072
Westar Energy, Inc.	47,900	1,166,844
		139,347,569
GAS UTILITIES - 4.0%
Gas Utilities - 4.0%
Equitable Resources, Inc.	51,500	2,871,125
Questar Corp.	72,100	3,670,611
Southern Union Co.	163,400	4,441,212
		10,982,948
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 15.9%
Independent Power Producers & Energy Traders - 15.9%
AES Corp. (a)	710,200	13,550,616
Constellation Energy Group, Inc.	177,400	16,668,504
Dynegy, Inc. Class A (a)	264,600	1,857,492
Mirant Corp. (a)	121,500	4,476,060
NRG Energy, Inc. (a)	191,800	7,401,562
		43,954,234

	Shares	Value
MULTI-UTILITIES - 20.6%
Multi-Utilities - 20.6%
Ameren Corp.	109,000	$ 4,884,290
CenterPoint Energy, Inc.	190,700	3,053,107
CMS Energy Corp.	185,590	2,908,195
Integrys Energy Group, Inc.	32,100	1,560,702
MDU Resources Group, Inc.	71,100	1,842,912
PNM Resources, Inc.	37,500	724,500
Public Service Enterprise Group, Inc.	218,800	21,004,800
Sempra Energy	239,200	13,371,280
Wisconsin Energy Corp.	55,600	2,531,468
Xcel Energy, Inc.	239,500	4,979,205
		56,860,459
WATER UTILITIES - 0.5%
Water Utilities - 0.5%
Aqua America, Inc.	68,200	1,359,226
TOTAL COMMON STOCKS (Cost $228,362,768)		253,022,831
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 3.79% (b) (Cost $18,918,767)	18,918,767	18,918,767
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $247,281,535)		271,941,598
NET OTHER ASSETS - 1.5%		4,130,489
NET ASSETS - 100%		$ 276,072,087
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 492,535
Fidelity Securities Lending Cash Central Fund	24,852
Total	$ 517,387
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $248,189,753 of which $93,777,221 and $154,412,532 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Utilities

Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $228,362,768)	$ 253,022,831
Fidelity Central Funds (cost $18,918,767)	18,918,767
Total Investments (cost $247,281,535)		$ 271,941,598
Receivable for investments sold		8,100,403
Receivable for fund shares sold		997,197
Dividends receivable		8,625
Distributions receivable from Fidelity Central Funds		66,654
Prepaid expenses		761
Other receivables		3
Total assets		281,115,241

Liabilities
Payable for investments purchased	$ 3,674,813
Payable for fund shares redeemed	1,018,830
Accrued management fee	131,078
Distribution fees payable	116,407
Other affiliated payables	78,621
Other payables and accrued expenses	23,405
Total liabilities		5,043,154

Net Assets		$ 276,072,087
Net Assets consist of:
Paid in capital		$ 495,724,986
Distributions in excess of net investment income		(691,086)
Accumulated undistributed net realized gain (loss) on investments		(243,621,876)
Net unrealized appreciation (depreciation) on investments		24,660,063
Net Assets		$ 276,072,087

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($113,214,151 ÷ 5,305,748 shares)	$ 21.34

Maximum offering price per share (100/94.25 of $21.34)	$ 22.64
Class T: Net Asset Value and redemption price per share ($62,248,370 ÷ 2,915,247 shares)	$ 21.35

Maximum offering price per share (100/96.50 of $21.35)	$ 22.12
Class B: Net Asset Value and offering price per share ($30,412,367 ÷ 1,438,646 shares) A	$ 21.14

Class C: Net Asset Value and offering price per share ($43,846,919 ÷ 2,082,774 shares) A	$ 21.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,350,280 ÷ 1,222,386 shares)	$ 21.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Utilities Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 2,445,053
Interest		3,280
Income from Fidelity Central Funds		517,387
Total income		2,965,720

Expenses
Management fee	$ 750,010
Transfer agent fees	400,616
Distribution fees	707,094
Accounting and security lending fees	53,949
Custodian fees and expenses	6,684
Independent trustees' compensation	550
Registration fees	28,615
Audit	23,009
Legal	2,815
Miscellaneous	892
Total expenses before reductions	1,974,234
Expense reductions	(1,424)	1,972,810
Net investment income (loss)		992,910
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,666,340
Change in net unrealized appreciation (depreciation) on investment securities		2,945,765
Net gain (loss)		7,612,105
Net increase (decrease) in net assets resulting from operations		$ 8,605,015

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 992,910	$ 1,715,800
Net realized gain (loss)	4,666,340	44,242,815
Change in net unrealized appreciation (depreciation)	2,945,765	(2,387,149)
Net increase (decrease) in net assets resulting from operations	8,605,015	43,571,466
Distributions to shareholders from net investment income	(2,837,540)	(1,795,359)
Share transactions - net increase (decrease)	12,905,057	17,609,310
Redemption fees	6,550	19,962
Total increase (decrease) in net assets	18,679,082	59,405,379

Net Assets
Beginning of period	257,393,005	197,987,626
End of period (including distributions in excess of net investment income of $691,086 and undistributed net investment income of $1,153,544, respectively)	$ 276,072,087	$ 257,393,005

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.74	$ 17.20	$ 15.17	$ 12.09	$ 10.37	$ 8.74
Income from Investment Operations
Net investment income (loss) E	.11	.21	.24	.28 H	.10	.13
Net realized and unrealized gain (loss)	.81	3.56	2.06	3.01	1.72	1.69
Total from investment operations	.92	3.77	2.30	3.29	1.82	1.82
Distributions from net investment income	(.32)	(.23)	(.27)	(.21)	(.10)	(.19)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 21.34	$ 20.74	$ 17.20	$ 15.17	$ 12.09	$ 10.37
Total Return B,C,D	4.37%	22.14%	15.38%	27.48%	17.67%	21.22%
Ratios to Average Net Assets F,I
Expenses before reductions	1.19% A	1.27%	1.34%	1.39%	1.51%	1.67%
Expenses net of fee waivers, if any	1.19% A	1.27%	1.34%	1.39%	1.50%	1.58%
Expenses net of all reductions	1.19% A	1.26%	1.32%	1.36%	1.45%	1.47%
Net investment income (loss)	1.01% A	1.04%	1.51%	2.03% H	.87%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,214	$ 94,842	$ 40,599	$ 29,150	$ 21,987	$ 21,761
Portfolio turnover rate G	71% A	118%	64%	44%	38%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.39%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.71	$ 17.18	$ 15.10	$ 12.04	$ 10.33	$ 8.68
Income from Investment Operations
Net investment income (loss) E	.08	.15	.19	.24 H	.07	.11
Net realized and unrealized gain (loss)	.80	3.56	2.08	2.99	1.72	1.68
Total from investment operations	.88	3.71	2.27	3.23	1.79	1.79
Distributions from net investment income	(.24)	(.18)	(.19)	(.17)	(.08)	(.14)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 21.35	$ 20.71	$ 17.18	$ 15.10	$ 12.04	$ 10.33
Total Return B,C,D	4.21%	21.74%	15.20%	27.03%	17.42%	20.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.46% A	1.54%	1.60%	1.67%	1.79%	1.94%
Expenses net of fee waivers, if any	1.46% A	1.54%	1.60%	1.67%	1.75%	1.83%
Expenses net of all reductions	1.46% A	1.54%	1.58%	1.64%	1.70%	1.72%
Net investment income (loss)	.74% A	.76%	1.25%	1.76% H	.62%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,248	$ 62,592	$ 52,128	$ 55,683	$ 53,255	$ 55,510
Portfolio turnover rate G	71% A	118%	64%	44%	38%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.40	$ 16.90	$ 14.83	$ 11.82	$ 10.15	$ 8.49
Income from Investment Operations
Net investment income (loss) E	.03	.05	.12	.17 H	.01	.07
Net realized and unrealized gain (loss)	.79	3.52	2.03	2.95	1.69	1.65
Total from investment operations	.82	3.57	2.15	3.12	1.70	1.72
Distributions from net investment income	(.08)	(.07)	(.08)	(.11)	(.03)	(.06)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 21.14	$ 20.40	$ 16.90	$ 14.83	$ 11.82	$ 10.15
Total Return B,C,D	3.97%	21.18%	14.57%	26.51%	16.79%	20.37%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	2.04%	2.09%	2.14%	2.25%	2.32%
Expenses net of fee waivers, if any	1.94% A	2.04%	2.09%	2.14%	2.25%	2.25%
Expenses net of all reductions	1.94% A	2.03%	2.06%	2.11%	2.20%	2.13%
Net investment income (loss)	.26% A	.27%	.76%	1.28% H	.12%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,412	$ 43,845	$ 65,959	$ 82,577	$ 84,742	$ 87,868
Portfolio turnover rate G	71% A	118%	64%	44%	38%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.38	$ 16.91	$ 14.84	$ 11.84	$ 10.16	$ 8.50
Income from Investment Operations
Net investment income (loss) E	.03	.06	.13	.18 H	.02	.07
Net realized and unrealized gain (loss)	.78	3.51	2.04	2.94	1.70	1.65
Total from investment operations	.81	3.57	2.17	3.12	1.72	1.72
Distributions from net investment income	(.14)	(.10)	(.10)	(.12)	(.04)	(.06)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 21.05	$ 20.38	$ 16.91	$ 14.84	$ 11.84	$ 10.16
Total Return B,C,D	3.95%	21.23%	14.72%	26.48%	16.98%	20.35%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.99%	2.02%	2.07%	2.17%	2.23%
Expenses net of fee waivers, if any	1.93% A	1.99%	2.02%	2.07%	2.17%	2.23%
Expenses net of all reductions	1.93% A	1.99%	2.00%	2.04%	2.12%	2.12%
Net investment income (loss)	.27% A	.32%	.83%	1.36% H	.21%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,847	$ 43,292	$ 32,823	$ 34,827	$ 35,038	$ 37,530
Portfolio turnover rate G	71% A	118%	64%	44%	38%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.95	$ 17.38	$ 15.31	$ 12.20	$ 10.47	$ 8.86
Income from Investment Operations
Net investment income (loss) D	.15	.29	.30	.33 G	.15	.18
Net realized and unrealized gain (loss)	.82	3.58	2.10	3.03	1.73	1.71
Total from investment operations	.97	3.87	2.40	3.36	1.88	1.89
Distributions from net investment income	(.36)	(.30)	(.33)	(.25)	(.15)	(.28)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.56	$ 20.95	$ 17.38	$ 15.31	$ 12.20	$ 10.47
Total Return B,C	4.55%	22.54%	15.95%	27.88%	18.14%	21.94%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.92%	.94%	.99%	1.09%	1.06%
Expenses net of fee waivers, if any	.88% A	.92%	.94%	.99%	1.09%	1.06%
Expenses net of all reductions	.88% A	.92%	.92%	.96%	1.04%	.94%
Net investment income (loss)	1.33% A	1.39%	1.91%	2.44% G	1.29%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,350	$ 12,822	$ 6,479	$ 1,766	$ 2,254	$ 2,891
Portfolio turnover rate F	71% A	118%	64%	44%	38%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.80%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a

Utilities

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 33,299,816
Unrealized depreciation	(8,655,687)
Net unrealized appreciation (depreciation)	$ 24,644,129
Cost for federal income tax purposes	$ 247,297,469

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $89,438,838 and $100,804,704, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 133,603	$ 5,799
Class T	.25%	.25%	160,334	-
Class B	.75%	.25%	189,082	141,811
Class C	.75%	.25%	224,075	36,895
			$ 707,094	$ 184,505

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,121
Class T	7,661
Class B*	23,607
Class C*	6,672
$ 70,061

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 159,364.30
Class T	101,666.32
Class B	57,046.30
Class C	64,029.29
Institutional Class	18,511.23
	$ 400,616

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $427 for the period.

Utilities

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $366 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $24,852.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $271 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,009
Class C	144
$ 1,153

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $41,180.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ 1,513,481	$ 644,012
Class T	697,661	560,438
Class B	116,029	253,871
Class C	289,509	209,022
Institutional Class	220,860	128,016
Total	$ 2,837,540	$ 1,795,359

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,652,512	3,629,587	$ 37,072,261	$ 74,211,808
Reinvestment of distributions	60,065	31,700	1,341,195	573,106
Shares redeemed	(979,697)	(1,448,205)	(21,405,873)	(30,175,903)
Net increase (decrease)	732,880	2,213,082	$ 17,007,583	$ 44,609,011
Class T
Shares sold	359,873	1,035,618	$ 8,067,431	$ 20,689,420
Reinvestment of distributions	29,500	29,413	659,941	530,959
Shares redeemed	(496,158)	(1,078,012)	(10,880,547)	(22,011,808)
Net increase (decrease)	(106,785)	(12,981)	$ (2,153,175)	$ (791,429)
Class B
Shares sold	173,786	496,053	$ 3,855,870	$ 9,866,415
Reinvestment of distributions	4,528	12,604	103,786	221,292
Shares redeemed	(888,928)	(2,262,406)	(19,312,968)	(44,828,420)
Net increase (decrease)	(710,614)	(1,753,749)	$ (15,353,312)	$ (34,740,713)
Class C
Shares sold	270,248	1,008,161	$ 5,979,450	$ 20,364,886
Reinvestment of distributions	10,061	8,956	223,730	157,448
Shares redeemed	(321,909)	(834,201)	(6,937,011)	(16,902,583)
Net increase (decrease)	(41,600)	182,916	$ (733,831)	$ 3,619,751
Institutional Class
Shares sold	946,529	1,116,023	$ 21,494,099	$ 24,167,100
Reinvestment of distributions	7,559	2,016	173,189	36,805
Shares redeemed	(343,634)	(878,823)	(7,529,496)	(19,291,215)
Net increase (decrease)	610,454	239,216	$ 14,137,792	$ 4,912,690

Utilities

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

* Custodian for Fidelity Advisor Energy Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund only.

AFOC-USAN-0308
1.789279.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Focus Funds®
Institutional Class

Biotechnology

Communications Equipment

Consumer Discretionary

Electronics

Energy

Financial Services

Health Care

Industrials

Technology

Utilities

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Biotechnology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Communications Equipment	<Click Here>	Shareholder Expense Example
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	<Click Here>	Notes to the Financial Statements
Consumer Discretionary	<Click Here>	Shareholder Expense Example
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	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Shareholder Expense Example
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	<Click Here>	Notes to the Financial Statements
Energy	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
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	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Shareholder Expense Example
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	<Click Here>	Notes to the Financial Statements
Industrials	<Click Here>	Shareholder Expense Example
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Technology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
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	<Click Here>	Notes to the Financial Statements
Utilities	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,021.40	$ 7.11
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.10
Class T
Actual	$ 1,000.00	$ 1,020.30	$ 8.38
HypotheticalA	$ 1,000.00	$ 1,016.84	$ 8.36
Class B
Actual	$ 1,000.00	$ 1,016.50	$ 10.90
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Class C
Actual	$ 1,000.00	$ 1,018.10	$ 10.91
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Institutional Class
Actual	$ 1,000.00	$ 1,023.90	$ 5.55
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.09%

Semiannual Report

Advisor Biotechnology Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	10.9	6.0
Gilead Sciences, Inc.	8.9	6.5
Biogen Idec, Inc.	7.2	7.2
Celgene Corp.	6.9	6.3
Cephalon, Inc.	4.6	5.0
Alexion Pharmaceuticals, Inc.	4.0	5.0
BioMarin Pharmaceutical, Inc.	3.7	0.0
Elan Corp. PLC sponsored ADR	3.4	2.4
United Therapeutics Corp.	3.4	1.0
Auxilium Pharmaceuticals, Inc.	3.2	1.5
	56.2
Top Industries (% of fund's net assets)
As of January 31, 2008
Biotechnology	80.8%
Pharmaceuticals	14.2%
Life Sciences Tools & Services	2.8%
Health Care Equipment & Supplies	1.8%
Health Care Providers & Services	0.2%
All Others*	0.2%

As of July 31, 2007
Biotechnology	85.6%
Pharmaceuticals	9.3%
Life Sciences Tools & Services	3.0%
Health Care Equipment & Supplies	2.2%
Health Care Providers & Services	0.2%
All Others	(0.3)% (dagger)

* Includes short-term investments and net other assets.
(dagger) Short-term investments and net other assets are not included in the pie chart.

Biotechnology

Advisor Biotechnology Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BIOTECHNOLOGY - 80.8%
Biotechnology - 80.8%
Acadia Pharmaceuticals, Inc. (a)	31,774	$ 376,840
Acorda Therapeutics, Inc. (a)	4,754	120,561
Affymax, Inc.	8,100	162,486
Alexion Pharmaceuticals, Inc. (a)	30,626	2,000,490
Alkermes, Inc. (a)	23,500	313,020
Alnylam Pharmaceuticals, Inc. (a)	8,500	255,340
Amgen, Inc. (a)	4,206	195,958
Amylin Pharmaceuticals, Inc. (a)	38,708	1,147,692
Antigenics, Inc. unit (a)(c)	452,000	1,468,583
Arena Pharmaceuticals, Inc. (a)	8,400	60,816
Biogen Idec, Inc. (a)	59,348	3,617,261
BioMarin Pharmaceutical, Inc. (a)	49,889	1,848,886
Celgene Corp. (a)	61,825	3,469,001
Cephalon, Inc. (a)	35,099	2,303,547
Cepheid, Inc. (a)	9,300	284,022
Cougar Biotechnology, Inc. (a)	13,800	412,733
Cubist Pharmaceuticals, Inc. (a)	9,915	168,456
Dendreon Corp. (a)	12,600	77,994
Enzon Pharmaceuticals, Inc. (a)	6,100	51,057
Genentech, Inc. (a)	78,311	5,496,648
Genzyme Corp. (a)	19,122	1,494,002
Gilead Sciences, Inc. (a)	98,960	4,521,482
GTx, Inc. (a)	10,700	118,663
Halozyme Therapeutics, Inc. (a)	6,310	34,768
Human Genome Sciences, Inc. (a)	21,777	121,516
ImClone Systems, Inc. (a)	9,800	426,006
Incyte Corp. (a)	34,395	412,052
Indevus Pharmaceuticals, Inc. (a)	26,057	165,983
Isis Pharmaceuticals, Inc. (a)	28,300	441,480
LifeCell Corp. (a)	3,500	138,285
Ligand Pharmaceuticals, Inc. Class B	10,400	43,264
MannKind Corp. (a)	17,108	135,153
Martek Biosciences (a)	4,300	122,550
Medarex, Inc. (a)	8,134	81,259
Millennium Pharmaceuticals, Inc. (a)	60,319	915,039
Myriad Genetics, Inc. (a)	14,605	628,161
Neurochem, Inc. (a)	1,300	2,228
Omrix Biopharmaceuticals, Inc. (a)	3,200	74,432
ONYX Pharmaceuticals, Inc. (a)	11,494	546,310
OREXIGEN Therapeutics, Inc.	11,126	117,379
OSI Pharmaceuticals, Inc. (a)	12,600	502,488
PDL BioPharma, Inc. (a)	34,500	515,085
Pharmion Corp. (a)	9,900	682,605
Poniard Pharmaceuticals, Inc. (a)	8,500	44,370
Progenics Pharmaceuticals, Inc. (a)	6,800	111,112
Regeneron Pharmaceuticals, Inc. (a)	18,391	372,969
Rigel Pharmaceuticals, Inc. (a)	10,035	276,264
Sangamo Biosciences, Inc. (a)	12,798	146,537
Savient Pharmaceuticals, Inc. (a)	14,505	280,672

	Shares	Value
Theratechnologies, Inc. (a)	6,300	$ 57,755
Theravance, Inc. (a)	9,365	184,771
United Therapeutics Corp. (a)	20,203	1,696,648
Vanda Pharmaceuticals, Inc. (a)	63,239	270,031
Vertex Pharmaceuticals, Inc. (a)	60,400	1,229,744
Zymogenetics, Inc. (a)	12,795	129,102
		40,871,556
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Health Care Equipment - 1.8%
Alsius Corp. (a)	15,600	55,848
Clinical Data, Inc. (a)	6,747	141,485
Quidel Corp. (a)	43,600	687,572
TomoTherapy, Inc.	200	2,962
		887,867
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Oracle Healthcare Acquisition Corp. unit (a)	11,000	89,760
LIFE SCIENCES TOOLS & SERVICES - 2.8%
Life Sciences Tools & Services - 2.8%
AMAG Pharmaceuticals, Inc.	3,615	186,389
Applera Corp. - Celera Genomics Group (a)	14,100	216,012
Exelixis, Inc. (a)	41,700	305,244
Medivation, Inc. (a)	1,359	21,744
QIAGEN NV (a)	34,555	704,922
		1,434,311
PHARMACEUTICALS - 14.2%
Pharmaceuticals - 14.2%
Akorn, Inc. (a)	131,279	984,593
Auxilium Pharmaceuticals, Inc. (a)	47,658	1,629,904
Biodel, Inc.	69,770	1,243,999
Catalyst Pharmaceutical Partners, Inc. (a)	22,041	74,499
Elan Corp. PLC sponsored ADR (a)	67,400	1,712,634
Jazz Pharmaceuticals, Inc.	6,900	90,390
Sepracor, Inc. (a)	11,996	338,767
ULURU, Inc. (a)	2,100	4,914
XenoPort, Inc. (a)	18,000	1,104,480
		7,184,180
TOTAL COMMON STOCKS (Cost $47,253,494)		50,467,674
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b) (Cost $570,865)	570,865	$ 570,865
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $47,824,359)		51,038,539
NET OTHER ASSETS - (1.0)%		(481,230)
NET ASSETS - 100%		$ 50,557,309
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,468,583 or 2.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. unit	1/9/08	$ 1,356,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,939
Fidelity Securities Lending Cash Central Fund	5,335
Total	$ 12,274

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $47,253,494)	$ 50,467,674
Fidelity Central Funds (cost $570,865)	570,865
Total Investments (cost $47,824,359)		$ 51,038,539
Receivable for investments sold		1,061,773
Receivable for fund shares sold		56,096
Distributions receivable from Fidelity Central Funds		592
Prepaid expenses		163
Other receivables		123
Total assets		52,157,286

Liabilities
Payable for investments purchased	$ 1,396,075
Payable for fund shares redeemed	108,582
Accrued management fee	27,878
Distribution fees payable	28,294
Other affiliated payables	15,154
Other payables and accrued expenses	23,994
Total liabilities		1,599,977

Net Assets		$ 50,557,309
Net Assets consist of:
Paid in capital		$ 51,602,322
Accumulated net investment loss		(478,923)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,780,270)
Net unrealized appreciation (depreciation) on investments		3,214,180
Net Assets		$ 50,557,309

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,238,927 ÷ 1,923,338 shares)	$ 6.88

Maximum offering price per share (100/94.25 of $6.88)	$ 7.30
Class T: Net Asset Value and redemption price per share ($13,320,899 ÷ 1,973,076 shares)	$ 6.75

Maximum offering price per share (100/96.50 of $6.75)	$ 6.99
Class B: Net Asset Value and offering price per share ($11,465,945 ÷ 1,765,637 shares) A	$ 6.49

Class C: Net Asset Value and offering price per share ($11,458,337 ÷ 1,764,098 shares)A	$ 6.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,073,201 ÷ 152,540 shares)	$ 7.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Interest		$ 87
Income from Fidelity Central Funds (including $5,335 from security lending)		12,274
Total income		12,361

Expenses
Management fee	$ 151,327
Transfer agent fees	88,591
Distribution fees	178,921
Accounting and security lending fees	11,670
Custodian fees and expenses	5,990
Independent trustees' compensation	111
Registration fees	38,256
Audit	22,375
Legal	152
Miscellaneous	218
Total expenses before reductions	497,611
Expense reductions	(6,327)	491,284
Net investment income (loss)		(478,923)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(828,422)
Foreign currency transactions	287
Total net realized gain (loss)		(828,135)
Change in net unrealized appreciation (depreciation) on investment securities		2,303,055
Net gain (loss)		1,474,920
Net increase (decrease) in net assets resulting from operations		$ 995,997

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (478,923)	$ (966,220)
Net realized gain (loss)	(828,135)	8,930,811
Change in net unrealized appreciation (depreciation)	2,303,055	(4,482,074)
Net increase (decrease) in net assets resulting from operations	995,997	3,482,517
Distributions to shareholders from net realized gain	(3,898,929)	-
Share transactions - net increase (decrease)	1,910,148	(8,274,098)
Redemption fees	888	1,128
Total increase (decrease) in net assets	(991,896)	(4,790,453)

Net Assets
Beginning of period	51,549,205	56,339,658
End of period (including accumulated net investment loss of $478,923 and $0, respectively)	$ 50,557,309	$ 51,549,205

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 7.23	$ 6.81	$ 6.80	$ 6.00	$ 5.94	$ 4.39
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.09)	(.08) H	(.09)	(.05)
Net realized and unrealized gain (loss)	.23	.51	.10	.88	.15	1.60
Total from investment operations	.18	.42	.01	.80	.06	1.55
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Distributions from net realized gain	(.53)	-	-	-	-	-
Net asset value, end of period	$ 6.88	$ 7.23	$ 6.81	$ 6.80	$ 6.00	$ 5.94
Total Return B, C, D	2.14%	6.17%	.15%	13.33%	1.01%	35.31%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.42%	1.48%	1.56%	1.68%	2.04%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.40% A	1.40%	1.37%	1.43%	1.48%	1.47%
Net investment income (loss)	(1.35)% A	(1.25)%	(1.29)%	(1.36)% H	(1.38)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,239	$ 13,081	$ 12,539	$ 11,022	$ 10,197	$ 7,718
Portfolio turnover rate G	143% A	120%	62%	30%	50%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.37)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 7.11	$ 6.71	$ 6.72	$ 5.95	$ 5.90	$ 4.37
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.11)	(.10) H	(.10)	(.06)
Net realized and unrealized gain (loss)	.23	.51	.10	.87	.15	1.59
Total from investment operations	.17	.40	(.01)	.77	.05	1.53
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Distributions from net realized gain	(.53)	-	-	-	-	-
Net asset value, end of period	$ 6.75	$ 7.11	$ 6.71	$ 6.72	$ 5.95	$ 5.90
Total Return B, C, D	2.03%	5.96%	(.15)%	12.94%	.85%	35.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.75%	1.79%	1.93%	2.10%	2.39%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.70%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.65%	1.62%	1.68%	1.73%	1.72%
Net investment income (loss)	(1.61)% A	(1.49)%	(1.54)%	(1.61)% H	(1.63)%	(1.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,321	$ 13,008	$ 13,808	$ 14,177	$ 13,367	$ 10,281
Portfolio turnover rate G	143% A	120%	62%	30%	50%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 6.88	$ 6.52	$ 6.56	$ 5.84	$ 5.82	$ 4.33
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.14)	(.13) H	(.13)	(.09)
Net realized and unrealized gain (loss)	.21	.50	.10	.85	.15	1.58
Total from investment operations	.14	.36	(.04)	.72	.02	1.49
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Distributions from net realized gain	(.53)	-	-	-	-	-
Net asset value, end of period	$ 6.49	$ 6.88	$ 6.52	$ 6.56	$ 5.84	$ 5.82
Total Return B, C, D	1.65%	5.52%	(.61)%	12.33%	.34%	34.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.17%	2.23%	2.33%	2.46%	2.78%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.19%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.15%	2.12%	2.18%	2.22%	2.22%
Net investment income (loss)	(2.10)% A	(1.99)%	(2.04)%	(2.11)% H	(2.12)%	(1.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,466	$ 12,656	$ 14,938	$ 16,921	$ 16,819	$ 15,154
Portfolio turnover rate G	143% A	120%	62%	30%	50%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 6.88	$ 6.52	$ 6.57	$ 5.84	$ 5.82	$ 4.33
Income from Investment Operations
Net investment income (loss) E	(.07)	(.14)	(.14)	(.13) H	(.13)	(.09)
Net realized and unrealized gain (loss)	.22	.50	.09	.86	.15	1.58
Total from investment operations	.15	.36	(.05)	.73	.02	1.49
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Distributions from net realized gain	(.53)	-	-	-	-	-
Net asset value, end of period	$ 6.50	$ 6.88	$ 6.52	$ 6.57	$ 5.84	$ 5.82
Total Return B, C, D	1.81%	5.52%	(.76)%	12.50%	.34%	34.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.16%	2.17%	2.24%	2.31%	2.58%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.19%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.15%	2.12%	2.18%	2.23%	2.22%
Net investment income (loss)	(2.11)% A	(1.99)%	(2.04)%	(2.11)% H	(2.13)%	(1.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,458	$ 11,813	$ 13,787	$ 12,538	$ 13,215	$ 10,493
Portfolio turnover rate G	143% A	120%	62%	30%	50%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.11)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 6.91	$ 6.89	$ 6.06	$ 5.97	$ 4.40
Income from Investment Operations
Net investment income (loss) D	(.04)	(.07)	(.07)	(.06) G	(.06)	(.04)
Net realized and unrealized gain (loss)	.24	.53	.09	.89	.15	1.61
Total from investment operations	.20	.46	.02	.83	.09	1.57
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Distributions from net realized gain	(.53)	-	-	-	-	-
Net asset value, end of period	$ 7.04	$ 7.37	$ 6.91	$ 6.89	$ 6.06	$ 5.97
Total Return B, C	2.39%	6.66%	.29%	13.70%	1.51%	35.68%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09% A	1.06%	1.05%	1.10%	1.16%	1.37%
Expenses net of fee waivers, if any	1.09% A	1.06%	1.05%	1.10%	1.16%	1.25%
Expenses net of all reductions	1.09% A	1.06%	1.03%	1.09%	1.14%	1.22%
Net investment income (loss)	(1.04)% A	(.91)%	(.94)%	(1.02)% G	(1.04)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073	$ 991	$ 1,268	$ 1,243	$ 1,146	$ 1,153
Portfolio turnover rate F	143% A	120%	62%	30%	50%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Biotechnology

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,184,827
Unrealized depreciation	(4,337,216)
Net unrealized appreciation (depreciation)	$ 2,847,611
Cost for federal income tax purposes	$ 48,190,928

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $38,560,673 and $41,250,005, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 17,186	$ 216
Class T	.25%	.25%	34,778	-
Class B	.75%	.25%	65,067	48,971
Class C	.75%	.25%	61,890	8,269
			$ 178,921	$ 57,456

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,220
Class T	3,918
Class B*	13,577
Class C*	969
$ 22,684

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,890.30
Class T	27,448.39
Class B	19,783.30
Class C	18,878.31
Institutional Class	1,592.24
	$ 88,591

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Biotechnology

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,023 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $72 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.65%	$ 6,204

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $123 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $6,156.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 958,767	$ -
Class T	975,567	-
Class B	968,071	-
Class C	911,566	-
Institutional Class	84,958	-
Total	$ 3,898,929	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	297,112	654,030	$ 2,195,566	$ 4,756,477
Reinvestment of distributions	116,475	-	854,207	-
Shares redeemed	(298,354)	(687,789)	(2,203,206)	(5,067,147)
Net increase (decrease)	115,233	(33,759)	$ 846,567	$ (310,670)
Class T
Shares sold	268,451	413,953	$ 1,960,575	$ 2,989,158
Reinvestment of distributions	133,154	-	959,166	-
Shares redeemed	(257,075)	(643,045)	(1,884,963)	(4,647,999)
Net increase (decrease)	144,530	(229,092)	$ 1,034,778	$ (1,658,841)
Class B
Shares sold	95,815	235,936	$ 673,854	$ 1,623,598
Reinvestment of distributions	123,818	-	860,151	-
Shares redeemed	(294,189)	(686,826)	(2,039,831)	(4,815,046)
Net increase (decrease)	(74,556)	(450,890)	$ (505,826)	$ (3,191,448)
Class C
Shares sold	196,131	294,514	$ 1,396,524	$ 2,075,073
Reinvestment of distributions	110,151	-	765,068	-
Shares redeemed	(259,392)	(691,341)	(1,807,430)	(4,822,276)
Net increase (decrease)	46,890	(396,827)	$ 354,162	$ (2,747,203)
Institutional Class
Shares sold	111,194	40,455	$ 858,271	$ 308,779
Reinvestment of distributions	6,538	-	48,898	-
Shares redeemed	(99,564)	(89,434)	(726,702)	(674,715)
Net increase (decrease)	18,168	(48,979)	$ 180,467	$ (365,936)

Biotechnology

Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 852.80	$ 6.52
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.10
Class T
Actual	$ 1,000.00	$ 851.50	$ 7.68
HypotheticalA	$ 1,000.00	$ 1,016.84	$ 8.36
Class B
Actual	$ 1,000.00	$ 849.70	$ 10.00
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Class C
Actual	$ 1,000.00	$ 849.70	$ 10.00
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Institutional Class
Actual	$ 1,000.00	$ 853.10	$ 5.36
HypotheticalA	$ 1,000.00	$ 1,019.36	$ 5.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Semiannual Report

Advisor Communications Equipment Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	15.4	6.6
Research In Motion Ltd.	10.1	10.2
Comverse Technology, Inc.	6.9	4.7
QUALCOMM, Inc.	6.6	19.6
Corning, Inc.	6.5	4.8
High Tech Computer Corp.	4.7	0.0
Juniper Networks, Inc.	4.1	5.8
Powerwave Technologies, Inc.	3.5	4.4
F5 Networks, Inc.	2.9	4.2
Sandvine Corp. (U.K.)	2.8	3.0
	63.5
Top Industries (% of fund's net assets)
As of January 31, 2008
Communications Equipment	72.9%
Software	6.1%
Semiconductors & Semiconductor Equipment	5.9%
Computers & Peripherals	5.1%
Household Durables	2.4%
All Others*	7.6%

As of July 31, 2007
Communications Equipment	79.6%
Software	6.9%
Semiconductors & Semiconductor Equipment	6.2%
Computers & Peripherals	1.6%
Household Durables	1.5%
All Others*	4.2%

* Includes short-term investments and net other assets.

Communications Equipment

Advisor Communications Equipment Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 72.7%
Communications Equipment - 72.7%
Acme Packet, Inc. (a)	100	$ 962
ADC Telecommunications, Inc. (a)	12,200	180,438
Adtran, Inc.	3,083	64,157
ADVA AG Optical Networking (a)	7,013	24,062
Airvana, Inc.	6,808	35,606
Aruba Networks, Inc.	100	946
AudioCodes Ltd. (a)	20,500	96,145
Avanex Corp. (a)	11,600	11,020
Ceragon Networks Ltd. (a)	100	909
Cisco Systems, Inc. (a)	47,669	1,167,889
Comtech Group, Inc. (a)	15,601	167,867
Comverse Technology, Inc. (a)	31,906	521,663
Corning, Inc.	20,600	495,842
F5 Networks, Inc. (a)	9,300	218,829
Finisar Corp. (a)	2,800	4,480
Foundry Networks, Inc. (a)	5,400	74,520
Foxconn International Holdings Ltd. (a)	2,000	3,299
Harris Stratex Networks, Inc. Class A (a)	15,495	168,741
Infinera Corp.	1,300	13,247
Ixia (a)	2,963	21,926
Juniper Networks, Inc. (a)	11,450	310,868
Opnext, Inc.	500	2,580
Orckit Communications Ltd. (a)	3,800	28,500
Powerwave Technologies, Inc. (a)	69,500	264,100
QUALCOMM, Inc.	11,800	500,556
Research In Motion Ltd. (a)	8,120	762,306
Riverbed Technology, Inc. (a)	2,300	51,405
Sonus Networks, Inc. (a)	34,204	139,894
Starent Networks Corp.	11,000	135,960
Symmetricom, Inc. (a)	8,145	35,594
		5,504,311
COMPUTERS & PERIPHERALS - 5.1%
Computer Hardware - 4.9%
Compal Electronics, Inc.	5,698	4,905
Concurrent Computer Corp. (a)	11,340	9,526
High Tech Computer Corp.	19,000	358,183
NEC Corp. sponsored ADR	90	369
		372,983
Computer Storage & Peripherals - 0.2%
SanDisk Corp. (a)	610	15,525
TOTAL COMPUTERS & PERIPHERALS		388,508
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
Electronic Equipment & Instruments - 1.0%
Chi Mei Optoelectronics Corp.	8,227	9,699

	Shares	Value
HannStar Display Corp. (a)	48,024	$ 18,040
Nippon Electric Glass Co. Ltd.	3,000	44,889
		72,628
Electronic Manufacturing Services - 0.2%
Trimble Navigation Ltd. (a)	600	15,870
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		88,498
HOUSEHOLD DURABLES - 2.4%
Consumer Electronics - 2.4%
Tele Atlas NV (a)	4,700	185,227
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
RADVision Ltd. (a)	3,050	30,653
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
Semiconductor Equipment - 0.8%
EMCORE Corp. (a)	4,600	62,882
Semiconductors - 5.1%
Actel Corp. (a)	451	5,371
AMIS Holdings, Inc. (a)	5,900	43,129
Applied Micro Circuits Corp. (a)	2,758	22,147
Broadcom Corp. Class A (a)	1,300	28,704
Conexant Systems, Inc. (a)	12,800	8,832
Cree, Inc. (a)	1,100	32,505
CSR PLC (a)	2,000	21,226
Exar Corp. (a)	143	1,174
Hittite Microwave Corp. (a)	600	23,892
Marvell Technology Group Ltd. (a)	5,900	70,033
Microsemi Corp. (a)	449	10,201
Mindspeed Technologies, Inc. (a)	12,509	10,220
MIPS Technologies, Inc. (a)	1,398	6,221
Pericom Semiconductor Corp. (a)	1,700	23,052
Pixelplus Co. Ltd. sponsored ADR (a)	3,600	2,160
PLX Technology, Inc. (a)	1,400	9,828
PMC-Sierra, Inc. (a)	3,100	14,539
Silicon Motion Technology Corp. sponsored ADR (a)	1,800	27,720
Silicon Storage Technology, Inc. (a)	1,200	3,408
Soitec SA (a)	2,100	18,530
Transmeta Corp. (a)	290	3,903
		386,795
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		449,677
SOFTWARE - 6.1%
Application Software - 2.3%
Smith Micro Software, Inc. (a)	6,700	50,451
Taleo Corp. Class A (a)	100	2,113
Ulticom, Inc. (a)	17,598	125,826
		178,390
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 1.0%
Ubisoft Entertainment SA (a)	800	$ 72,722
Systems Software - 2.8%
Allot Communications Ltd. (a)	300	1,191
Sandvine Corp. (U.K.) (a)	56,400	207,839
		209,030
TOTAL SOFTWARE		460,142
TOTAL COMMON STOCKS (Cost $8,040,016)		7,107,016
Convertible Bonds - 0.2%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	17,888
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 3.79% (b) (Cost $481,822)	481,822	481,822
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $8,541,838)		7,606,726
NET OTHER ASSETS - (0.4)%		(31,948)
NET ASSETS - 100%		$ 7,574,778
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,719
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.7%
Canada	12.9%
Taiwan	5.6%
Netherlands	2.4%
Israel	2.1%
France	1.2%
Others (individually less than 1%)	2.1%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2008 approximately $221,739 of losses recognized during the period November 1, 2006 to July 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,060,016)	$ 7,124,904
Fidelity Central Funds (cost $481,822)	481,822
Total Investments (cost $8,541,838)		$ 7,606,726
Receivable for investments sold		27,415
Dividends receivable		190
Interest receivable		12
Distributions receivable from Fidelity Central Funds		352
Prepaid expenses		32
Receivable from investment adviser for expense reductions		3,262
Other receivables		219
Total assets		7,638,208

Liabilities
Payable for fund shares redeemed	$ 29,334
Accrued management fee	3,619
Distribution fees payable	3,964
Other affiliated payables	2,546
Other payables and accrued expenses	23,967
Total liabilities		63,430

Net Assets		$ 7,574,778
Net Assets consist of:
Paid in capital		$ 8,938,953
Accumulated net investment loss		(73,133)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(355,930)
Net unrealized appreciation (depreciation) on investments		(935,112)
Net Assets		$ 7,574,778

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,139,712 ÷ 268,285 shares)	$ 7.98

Maximum offering price per share (100/94.25 of $7.98)	$ 8.47
Class T: Net Asset Value and redemption price per share ($2,183,189 ÷ 278,588 shares)	$ 7.84

Maximum offering price per share (100/96.50 of $7.84)	$ 8.12
Class B: Net Asset Value and offering price per share ($1,669,961 ÷ 220,930 shares) A	$ 7.56

Class C: Net Asset Value and offering price per share ($1,314,984 ÷ 174,040 shares)A	$ 7.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($266,932 ÷ 32,862 shares)	$ 8.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 10,279
Interest		81
Income from Fidelity Central Funds		3,719
Total income		14,079

Expenses
Management fee	$ 27,592
Transfer agent fees	17,923
Distribution fees	30,052
Accounting fees and expenses	1,928
Custodian fees and expenses	1,286
Independent trustees' compensation	21
Registration fees	37,741
Audit	22,979
Legal	36
Miscellaneous	43
Total expenses before reductions	139,601
Expense reductions	(52,389)	87,212
Net investment income (loss)		(73,133)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,903)
Foreign currency transactions	(38)
Total net realized gain (loss)		(15,941)
Change in net unrealized appreciation (depreciation) on investment securities		(1,282,930)
Net gain (loss)		(1,298,871)
Net increase (decrease) in net assets resulting from operations		$ (1,372,004)

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (73,133)	$ (146,568)
Net realized gain (loss)	(15,941)	337,365
Change in net unrealized appreciation (depreciation)	(1,282,930)	2,613,997
Net increase (decrease) in net assets resulting from operations	(1,372,004)	2,804,794
Distributions to shareholders from net realized gain	(150,546)	-
Share transactions - net increase (decrease)	(1,292,974)	(3,045,289)
Redemption fees	346	192
Total increase (decrease) in net assets	(2,815,178)	(240,303)

Net Assets
Beginning of period	10,389,956	10,630,259
End of period (including accumulated net investment loss of $73,133 and $0, respectively)	$ 7,574,778	$ 10,389,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.49	$ 7.29	$ 7.70	$ 6.53	$ 5.57	$ 3.96
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.09)	(.07)	(.09)	(.04)
Net realized and unrealized gain (loss)	(1.32)	2.29	(.32)	1.24	1.01	1.65
Total from investment operations	(1.37)	2.20	(.41)	1.17	.92	1.61
Distributions from net realized gain	(.14)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.04	- I
Net asset value, end of period	$ 7.98	$ 9.49	$ 7.29	$ 7.70	$ 6.53	$ 5.57
Total Return B, C, D	(14.72)%	30.18%	(5.32)%	17.92%	17.24%	40.66%
Ratios to Average Net Assets F, H
Expenses before reductions	2.43% A	2.24%	2.13%	2.32%	2.38%	6.13%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.40% A	1.40%	1.32%	1.28%	1.35%	1.36%
Net investment income (loss)	(1.11)% A	(1.00)%	(1.05)%	(.92)%	(1.18)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,140	$ 2,825	$ 3,145	$ 2,406	$ 3,480	$ 970
Portfolio turnover rate G	48% A	58%	174%	250%	306%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January, 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 7.19	$ 7.61	$ 6.48	$ 5.54	$ 3.95
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.11)	(.08)	(.10)	(.05)
Net realized and unrealized gain (loss)	(1.30)	2.26	(.31)	1.21	1.00	1.64
Total from investment operations	(1.36)	2.15	(.42)	1.13	.90	1.59
Distributions from net realized gain	(.14)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.04	- I
Net asset value, end of period	$ 7.84	$ 9.34	$ 7.19	$ 7.61	$ 6.48	$ 5.54
Total Return B, C, D	(14.85)%	29.90%	(5.52)%	17.44%	16.97%	40.25%
Ratios to Average Net Assets F, H
Expenses before reductions	2.79% A	2.57%	2.51%	2.78%	3.06%	6.82%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.71%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.64%	1.57%	1.54%	1.60%	1.61%
Net investment income (loss)	(1.37)% A	(1.25)%	(1.30)%	(1.18)%	(1.43)%	(1.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,183	$ 3,271	$ 2,932	$ 3,034	$ 3,250	$ 1,723
Portfolio turnover rate G	48% A	58%	174%	250%	306%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 6.99	$ 7.44	$ 6.36	$ 5.47	$ 3.92
Income from Investment Operations
Net investment income (loss) E	(.08)	(.14)	(.14)	(.12)	(.13)	(.07)
Net realized and unrealized gain (loss)	(1.25)	2.18	(.31)	1.20	.98	1.62
Total from investment operations	(1.33)	2.04	(.45)	1.08	.85	1.55
Distributions from net realized gain	(.14)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.04	- I
Net asset value, end of period	$ 7.56	$ 9.03	$ 6.99	$ 7.44	$ 6.36	$ 5.47
Total Return B, C, D	(15.03)%	29.18%	(6.05)%	16.98%	16.27%	39.54%
Ratios to Average Net Assets F, H
Expenses before reductions	3.16% A	3.00%	2.94%	3.14%	3.48%	6.88%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.20%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.15%	2.07%	2.04%	2.11%	2.11%
Net investment income (loss)	(1.87)% A	(1.75)%	(1.80)%	(1.68)%	(1.93)%	(1.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,670	$ 2,225	$ 2,406	$ 2,864	$ 2,998	$ 1,846
Portfolio turnover rate G	48% A	58%	174%	250%	306%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended Janaury 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 6.99	$ 7.44	$ 6.36	$ 5.47	$ 3.92
Income from Investment Operations
Net investment income (loss) E	(.08)	(.14)	(.15)	(.12)	(.14)	(.07)
Net realized and unrealized gain (loss)	(1.25)	2.18	(.30)	1.20	.99	1.62
Total from investment operations	(1.33)	2.04	(.45)	1.08	.85	1.55
Distributions from net realized gain	(.14)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.04	- I
Net asset value, end of period	$ 7.56	$ 9.03	$ 6.99	$ 7.44	$ 6.36	$ 5.47
Total Return B, C, D	(15.03)%	29.18%	(6.05)%	16.98%	16.27%	39.54%
Ratios to Average Net Assets F, H
Expenses before reductions	3.16% A	2.98%	2.86%	3.07%	3.19%	6.81%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.19%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.15%	2.07%	2.02%	2.10%	2.11%
Net investment income (loss)	(1.87)% A	(1.75)%	(1.81)%	(1.66)%	(1.93)%	(1.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,315	$ 1,745	$ 1,768	$ 1,846	$ 3,180	$ 1,009
Portfolio turnover rate G	48% A	58%	174%	250%	306%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended Janary 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 7.39	$ 7.79	$ 6.60	$ 5.61	$ 3.98
Income from Investment Operations
Net investment income (loss) D	(.04)	(.07)	(.07)	(.05)	(.07)	(.03)
Net realized and unrealized gain (loss)	(1.35)	2.33	(.33)	1.24	1.02	1.66
Total from investment operations	(1.39)	2.26	(.40)	1.19	.95	1.63
Distributions from net realized gain	(.14)	-	-	-	-	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	.04	- H
Net asset value, end of period	$ 8.12	$ 9.65	$ 7.39	$ 7.79	$ 6.60	$ 5.61
Total Return B, C	(14.69)%	30.58%	(5.13)%	18.03%	17.65%	40.95%
Ratios to Average Net Assets E, G
Expenses before reductions	2.09% A	1.87%	1.70%	1.85%	1.55%	5.34%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.18%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.15%	1.07%	1.01%	1.11%	1.11%
Net investment income (loss)	(.86)% A	(.75)%	(.80)%	(.65)%	(.93)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267	$ 324	$ 379	$ 319	$ 607	$ 154
Portfolio turnover rate F	48% A	58%	174%	250%	306%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Communications Equipment

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 853,521
Unrealized depreciation	(1,872,636)
Net unrealized appreciation (depreciation)	$ (1,019,115)
Cost for federal income tax purposes	$ 8,625,841

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Communications Equipment

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,335,732 and $4,143,167, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,414	$ 17
Class T	.25%	.25%	7,662	-
Class B	.75%	.25%	10,527	7,895
Class C	.75%	.25%	8,449	1,114
			$ 30,052	$ 9,026

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 883
Class T	1,045
Class B*	1,164
Class C*	206
$ 3,298

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,501.33
Class T	6,779.44
Class B	3,452.33
Class C	2,769.33
Institutional Class	422.26
	$ 17,923

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $168 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 13,982
Class T	1.65%	17,439
Class B	2.15%	10,666
Class C	2.15%	8,552
Institutional Class	1.15%	1,532
		$ 52,171

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $218 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Communications Equipment

9. Other - continued

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $4,027.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended January 31, 2008
From net realized gain
Class A	$ 39,064
Class T	47,716
Class B	32,890
Class C	26,349
Institutional Class	4,527
Total	$ 150,546

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	55,145	81,005	$ 532,808	$ 690,457
Reinvestment of distributions	4,001	-	38,211	-
Shares redeemed	(88,520)	(214,792)	(812,836)	(1,810,328)
Net increase (decrease)	(29,374)	(133,787)	$ (241,817)	$ (1,119,871)
Class T
Shares sold	29,008	82,403	$ 266,761	$ 704,729
Reinvestment of distributions	5,010	-	47,041	-
Shares redeemed	(105,727)	(139,753)	(978,230)	(1,173,589)
Net increase (decrease)	(71,709)	(57,350)	$ (664,428)	$ (468,860)
Class B
Shares sold	13,811	24,084	$ 122,159	$ 199,321
Reinvestment of distributions	3,437	-	31,211	-
Shares redeemed	(42,635)	(121,877)	(377,724)	(1,002,926)
Net increase (decrease)	(25,387)	(97,793)	$ (224,354)	$ (803,605)
Class C
Shares sold	25,047	60,107	$ 227,235	$ 487,807
Reinvestment of distributions	2,609	-	23,659	-
Shares redeemed	(46,830)	(119,863)	(408,582)	(990,194)
Net increase (decrease)	(19,174)	(59,756)	$ (157,688)	$ (502,387)
Institutional Class
Shares sold	3,195	1,716	$ 30,324	$ 15,290
Reinvestment of distributions	356	-	3,461	-
Shares redeemed	(4,219)	(19,380)	(38,472)	(165,856)
Net increase (decrease)	(668)	(17,664)	$ (4,687)	$ (150,566)

Semiannual Report

Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 900.10	$ 6.50
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.90
Class T
Actual	$ 1,000.00	$ 899.50	$ 7.69
HypotheticalA	$ 1,000.00	$ 1,017.04	$ 8.16
Class B
Actual	$ 1,000.00	$ 896.80	$ 10.06
HypotheticalA	$ 1,000.00	$ 1,014.53	$ 10.68
Class C
Actual	$ 1,000.00	$ 897.00	$ 10.06
HypotheticalA	$ 1,000.00	$ 1,014.53	$ 10.68
Institutional Class
Actual	$ 1,000.00	$ 901.10	$ 5.30
HypotheticalA	$ 1,000.00	$ 1,019.56	$ 5.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.36%
Class T	1.61%
Class B	2.11%
Class C	2.11%
Institutional Class	1.11%

Consumer Discretionary

Advisor Consumer Discretionary Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Target Corp.	6.3	5.5
Time Warner, Inc.	5.7	6.1
McDonald's Corp.	5.1	5.0
Home Depot, Inc.	4.4	6.3
Lowe's Companies, Inc.	3.9	1.5
Comcast Corp. Class A	3.3	4.5
Staples, Inc.	3.2	3.2
Johnson Controls, Inc.	2.8	1.7
News Corp. Class A	2.7	3.2
The Walt Disney Co.	2.6	1.2
	40.0
Top Industries (% of fund's net assets)
As of January 31, 2008
Media	27.3%
Specialty Retail	24.8%
Hotels, Restaurants & Leisure	14.0%
Multiline Retail	8.3%
Food & Staples Retailing	4.7%
All Others*	20.9%

As of July 31, 2007
Media	27.2%
Specialty Retail	20.8%
Hotels, Restaurants & Leisure	16.0%
Multiline Retail	12.5%
Textiles, Apparel & Luxury Goods	6.4%
All Others*	17.1%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Consumer Discretionary Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
AUTO COMPONENTS - 2.8%
Auto Parts & Equipment - 2.8%
Johnson Controls, Inc.	31,200	$ 1,103,544
AUTOMOBILES - 1.3%
Automobile Manufacturers - 0.7%
Renault SA	1,000	114,156
Toyota Motor Corp. sponsored ADR	1,500	162,825
		276,981
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc.	6,400	259,712
TOTAL AUTOMOBILES		536,693
DISTRIBUTORS - 0.5%
Distributors - 0.5%
Li & Fung Ltd.	58,000	215,712
DIVERSIFIED CONSUMER SERVICES - 2.8%
Education Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,900	709,686
Career Education Corp. (a)	3,100	67,394
Princeton Review, Inc. (a)	5,429	42,835
Strayer Education, Inc.	900	155,322
		975,237
Specialized Consumer Services - 0.4%
Sotheby's Class A (ltd. vtg.)	4,700	146,029
TOTAL DIVERSIFIED CONSUMER SERVICES		1,121,266
FOOD & STAPLES RETAILING - 4.7%
Drug Retail - 2.2%
CVS Caremark Corp.	22,600	882,982
Food Distributors - 0.6%
Sysco Corp.	7,200	209,160
Food Retail - 0.9%
Susser Holdings Corp. (a)	15,283	360,679
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp. (d)	6,000	407,640
TOTAL FOOD & STAPLES RETAILING		1,860,461
HOTELS, RESTAURANTS & LEISURE - 14.0%
Casinos & Gaming - 4.0%
International Game Technology	21,600	921,672
Las Vegas Sands Corp. (a)	4,000	350,680
Penn National Gaming, Inc. (a)	1,900	99,085
Wynn Resorts Ltd.	1,800	206,964
		1,578,401
Hotels, Resorts & Cruise Lines - 2.9%
Carnival Corp. unit	15,800	702,942
Royal Caribbean Cruises Ltd.	11,400	459,192
		1,162,134

	Shares	Value
Restaurants - 7.1%
Burger King Holdings, Inc.	4,000	$ 105,400
Darden Restaurants, Inc.	3,600	101,952
McDonald's Corp.	38,300	2,050,965
Sonic Corp. (a)(d)	9,600	212,928
Starbucks Corp. (a)	20,200	381,982
		2,853,227
TOTAL HOTELS, RESTAURANTS & LEISURE		5,593,762
HOUSEHOLD DURABLES - 1.0%
Household Appliances - 1.0%
The Stanley Works	2,100	107,856
Whirlpool Corp.	3,400	289,374
		397,230
INTERNET & CATALOG RETAIL - 3.8%
Catalog Retail - 1.1%
Liberty Media Corp. - Interactive Series A (a)	27,800	442,298
Internet Retail - 2.7%
Amazon.com, Inc. (a)	6,700	520,590
Blue Nile, Inc. (a)(d)	10,100	558,025
		1,078,615
TOTAL INTERNET & CATALOG RETAIL		1,520,913
INTERNET SOFTWARE & SERVICES - 2.0%
Internet Software & Services - 2.0%
Google, Inc. Class A (sub. vtg.) (a)	1,000	564,300
LoopNet, Inc. (a)(d)	15,300	215,883
		780,183
LEISURE EQUIPMENT & PRODUCTS - 1.4%
Leisure Products - 1.1%
Mattel, Inc.	20,900	439,109
Photographic Products - 0.3%
Eastman Kodak Co.	7,000	139,510
TOTAL LEISURE EQUIPMENT & PRODUCTS		578,619
MEDIA - 27.3%
Advertising - 3.3%
National CineMedia, Inc.	14,800	337,292
Omnicom Group, Inc.	21,900	993,603
		1,330,895
Broadcasting & Cable TV - 7.4%
Clear Channel Communications, Inc.	10,000	307,100
Comcast Corp. Class A (a)	72,550	1,317,508
Grupo Televisa SA de CV (CPO) sponsored ADR	25,500	568,395
The DIRECTV Group, Inc. (a)	26,400	596,112
Time Warner Cable, Inc. (a)(d)	7,000	176,120
		2,965,235
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - 14.4%
Cinemark Holdings, Inc.	6,600	$ 94,380
Live Nation, Inc. (a)	16,733	182,390
News Corp.:
Class A	56,984	1,076,998
Class B	4,600	89,424
Regal Entertainment Group Class A (d)	54,400	1,008,576
The Walt Disney Co.	34,000	1,017,620
Time Warner, Inc.	145,400	2,288,596
		5,757,984
Publishing - 2.2%
McGraw-Hill Companies, Inc.	20,400	872,304
TOTAL MEDIA		10,926,418
MULTILINE RETAIL - 8.3%
Department Stores - 2.0%
Kohl's Corp. (a)	7,600	346,864
Nordstrom, Inc. (d)	11,500	447,350
		794,214
General Merchandise Stores - 6.3%
Lojas Americanas SA (PN)	150	1,142
Target Corp.	45,200	2,512,213
		2,513,355
TOTAL MULTILINE RETAIL		3,307,569
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Bare Escentuals, Inc. (a)(d)	8,900	212,176
SOFTWARE - 0.3%
Home Entertainment Software - 0.3%
Activision, Inc. (a)	4,900	126,763
SPECIALTY RETAIL - 24.8%
Apparel Retail - 5.9%
Abercrombie & Fitch Co. Class A	5,000	398,450
American Eagle Outfitters, Inc.	4,800	110,544
Casual Male Retail Group, Inc. (a)	21,600	104,976
Citi Trends, Inc. (a)	8,599	117,548
Collective Brands, Inc. (a)(d)	13,700	241,394
Ross Stores, Inc.	11,500	335,225
TJX Companies, Inc.	18,448	582,219
Tween Brands, Inc. (a)(d)	9,100	291,473
Urban Outfitters, Inc. (a)	6,600	191,400
		2,373,229

	Shares	Value
Automotive Retail - 1.6%
Advance Auto Parts, Inc.	15,400	$ 549,472
Penske Auto Group, Inc.	5,700	103,512
		652,984
Computer & Electronics Retail - 0.7%
Gamestop Corp. Class A (a)	5,700	294,861
Home Improvement Retail - 9.1%
Home Depot, Inc.	57,867	1,774,781
Lowe's Companies, Inc.	58,900	1,557,316
Sherwin-Williams Co. (d)	5,500	314,655
		3,646,752
Homefurnishing Retail - 1.4%
Williams-Sonoma, Inc. (d)	20,300	545,664
Specialty Stores - 6.1%
Jo-Ann Stores, Inc. (a)	900	11,403
PetSmart, Inc.	35,400	809,598
Staples, Inc.	52,638	1,260,154
Tiffany & Co., Inc. (d)	8,600	343,140
		2,424,295
TOTAL SPECIALTY RETAIL		9,937,785
TEXTILES, APPAREL & LUXURY GOODS - 4.7%
Apparel, Accessories & Luxury Goods - 2.7%
Burberry Group PLC	17,647	153,945
Coach, Inc. (a)	22,700	727,535
G-III Apparel Group Ltd. (a)	12,700	169,799
Lululemon Athletica, Inc.	700	23,723
		1,075,002
Footwear - 2.0%
Deckers Outdoor Corp. (a)	2,648	321,044
Iconix Brand Group, Inc. (a)	18,600	386,694
K-Swiss, Inc. Class A	4,900	88,984
		796,722
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,871,724
TOTAL COMMON STOCKS (Cost $41,924,687)		40,090,818
Money Market Funds - 11.2%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	176,746	$ 176,746
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	4,332,625	4,332,625
TOTAL MONEY MARKET FUNDS (Cost $4,509,371)		4,509,371
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $46,434,058)		44,600,189
NET OTHER ASSETS - (11.4)%		(4,577,249)
NET ASSETS - 100%		$ 40,022,940
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,446
Fidelity Securities Lending Cash Central Fund	17,748
Total	$ 25,194

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,365,004) - See accompanying schedule: Unaffiliated issuers (cost $41,924,687)	$ 40,090,818
Fidelity Central Funds (cost $4,509,371)	4,509,371
Total Investments (cost $46,434,058)		$ 44,600,189
Receivable for investments sold		673,987
Receivable for fund shares sold		40,626
Dividends receivable		10,505
Distributions receivable from Fidelity Central Funds		3,734
Prepaid expenses		149
Other receivables		8,916
Total assets		45,338,106

Liabilities
Payable for investments purchased	$ 787,190
Payable for fund shares redeemed	122,318
Accrued management fee	18,123
Distribution fees payable	18,243
Other affiliated payables	12,523
Other payables and accrued expenses	24,144
Collateral on securities loaned, at value	4,332,625
Total liabilities		5,315,166

Net Assets		$ 40,022,940
Net Assets consist of:
Paid in capital		$ 42,846,085
Accumulated net investment loss		(40,823)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(948,507)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,833,815)
Net Assets		$ 40,022,940

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,084,149 ÷ 1,156,612 shares)	$ 13.04

Maximum offering price per share (100/94.25 of $13.04)	$ 13.84
Class T: Net Asset Value and redemption price per share ($11,303,678 ÷ 892,357 shares)	$ 12.67

Maximum offering price per share (100/96.50 of $12.67)	$ 13.13
Class B: Net Asset Value and offering price per share ($7,495,512 ÷ 631,467 shares) A	$ 11.87

Class C: Net Asset Value and offering price per share ($5,427,104 ÷ 456,544 shares) A	$ 11.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($712,497 ÷ 52,718 shares)	$ 13.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Discretionary Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 339,924
Income from Fidelity Central Funds		25,194
Total income		365,118

Expenses
Management fee	$ 134,766
Transfer agent fees	74,450
Distribution fees	137,228
Accounting and security lending fees	10,200
Custodian fees and expenses	4,058
Independent trustees' compensation	106
Registration fees	23,959
Audit	22,591
Legal	171
Miscellaneous	212
Total expenses before reductions	407,741
Expense reductions	(1,812)	405,929
Net investment income (loss)		(40,811)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(563,405)
Foreign currency transactions	(234)
Total net realized gain (loss)		(563,639)
Change in net unrealized appreciation (depreciation) on investment securities		(4,441,180)
Net gain (loss)		(5,004,819)
Net increase (decrease) in net assets resulting from operations		$ (5,045,630)

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (40,811)	$ (126,710)
Net realized gain (loss)	(563,639)	8,083,666
Change in net unrealized appreciation (depreciation)	(4,441,180)	(1,699,408)
Net increase (decrease) in net assets resulting from operations	(5,045,630)	6,257,548
Distributions to shareholders from net investment income	-	(93,265)
Distributions to shareholders from net realized gain	(4,774,704)	(7,904,219)
Total distributions	(4,774,704)	(7,997,484)
Share transactions - net increase (decrease)	(5,169,792)	3,157,156
Redemption fees	286	895
Total increase (decrease) in net assets	(14,989,840)	1,418,115

Net Assets
Beginning of period	55,012,780	53,594,665
End of period (including accumulated net investment loss of $40,823 and accumulated net investment loss of $12, respectively)	$ 40,022,940	$ 55,012,780

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.89	$ 16.39	$ 16.62	$ 14.51	$ 13.71	$ 12.71
Income from Investment Operations
Net investment income (loss) E	.01	.02 H	(.04)	(.07)	(.07)	(.04)
Net realized and unrealized gain (loss)	(1.45)	1.83	(.07)	2.71	.87	1.04
Total from investment operations	(1.44)	1.85	(.11)	2.64	.80	1.00
Distributions from net investment income	-	(.05)	-	-	-	-
Distributions from net realized gain	(1.41)	(2.30)	(.12)	(.53)	-	-
Total distributions	(1.41)	(2.35)	(.12)	(.53)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.04	$ 15.89	$ 16.39	$ 16.62	$ 14.51	$ 13.71
Total Return B, C, D	(9.99)%	11.67%	(.69)%	18.85%	5.84%	7.87%
Ratios to Average Net Assets F, I
Expenses before reductions	1.36% A	1.42%	1.42%	1.47%	1.55%	1.70%
Expenses net of fee waivers, if any	1.36% A	1.40%	1.40%	1.44%	1.50%	1.53%
Expenses net of all reductions	1.36% A	1.39%	1.39%	1.42%	1.45%	1.48%
Net investment income (loss)	.14% A	.11% H	(.23)%	(.45)%	(.50)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,084	$ 19,708	$ 16,935	$ 17,887	$ 11,856	$ 9,101
Portfolio turnover rate G	76% A	164%	81%	66%	152%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.47	$ 16.03	$ 16.29	$ 14.27	$ 13.51	$ 12.57
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02) H	(.07)	(.11)	(.11)	(.07)
Net realized and unrealized gain (loss)	(1.40)	1.79	(.07)	2.66	.87	1.01
Total from investment operations	(1.41)	1.77	(.14)	2.55	.76	.94
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	(1.39)	(2.30)	(.12)	(.53)	-	-
Total distributions	(1.39)	(2.33)	(.12)	(.53)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.67	$ 15.47	$ 16.03	$ 16.29	$ 14.27	$ 13.51
Total Return B, C, D	(10.05)%	11.43%	(.89)%	18.52%	5.63%	7.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.69%	1.69%	1.75%	1.81%	1.87%
Expenses net of fee waivers, if any	1.61% A	1.65%	1.65%	1.69%	1.75%	1.78%
Expenses net of all reductions	1.58% A	1.61%	1.62%	1.67%	1.70%	1.73%
Net investment income (loss)	(.08)% A	(.10)% H	(.46)%	(.70)%	(.74)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,304	$ 14,787	$ 14,267	$ 16,782	$ 15,555	$ 13,693
Portfolio turnover rate G	76% A	164%	81%	66%	152%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ende January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.56	$ 15.26	$ 15.60	$ 13.75	$ 13.08	$ 12.22
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10) H	(.15)	(.17)	(.18)	(.13)
Net realized and unrealized gain (loss)	(1.32)	1.70	(.07)	2.55	.85	.99
Total from investment operations	(1.36)	1.60	(.22)	2.38	.67	.86
Distributions from net realized gain	(1.33)	(2.30)	(.12)	(.53)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.87	$ 14.56	$ 15.26	$ 15.60	$ 13.75	$ 13.08
Total Return B, C, D	(10.32)%	10.82%	(1.45)%	17.97%	5.12%	7.04%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.20%	2.19%	2.24%	2.29%	2.37%
Expenses net of fee waivers, if any	2.11% A	2.15%	2.15%	2.19%	2.25%	2.25%
Expenses net of all reductions	2.11% A	2.15%	2.14%	2.16%	2.20%	2.19%
Net investment income (loss)	(.61)% A	(.64)% H	(.98)%	(1.20)%	(1.25)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,496	$ 11,081	$ 14,088	$ 18,862	$ 17,302	$ 15,944
Portfolio turnover rate G	76% A	164%	81%	66%	152%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 15.28	$ 15.62	$ 13.77	$ 13.10	$ 12.24
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10) H	(.15)	(.17)	(.18)	(.13)
Net realized and unrealized gain (loss)	(1.32)	1.71	(.07)	2.55	.85	.99
Total from investment operations	(1.36)	1.61	(.22)	2.38	.67	.86
Distributions from net realized gain	(1.34)	(2.30)	(.12)	(.53)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.89	$ 14.59	$ 15.28	$ 15.62	$ 13.77	$ 13.10
Total Return B, C, D	(10.30)%	10.88%	(1.45)%	17.94%	5.11%	7.03%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.16%	2.12%	2.17%	2.24%	2.33%
Expenses net of fee waivers, if any	2.11% A	2.15%	2.12%	2.17%	2.24%	2.25%
Expenses net of all reductions	2.11% A	2.15%	2.12%	2.14%	2.19%	2.19%
Net investment income (loss)	(.61)% A	(.64)% H	(.95)%	(1.18)%	(1.24)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,427	$ 8,051	$ 7,160	$ 8,505	$ 6,992	$ 6,759
Portfolio turnover rate G	76% A	164%	81%	66%	152%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 16.82	$ 17.01	$ 14.81	$ 13.95	$ 12.91
Income from Investment Operations
Net investment income (loss) D	.03	.06 G	-	(.03)	(.04)	(.01)
Net realized and unrealized gain (loss)	(1.51)	1.89	(.07)	2.76	.90	1.05
Total from investment operations	(1.48)	1.95	(.07)	2.73	.86	1.04
Distributions from net investment income	-	(.06)	-	-	-	-
Distributions from net realized gain	(1.41)	(2.30)	(.12)	(.53)	-	-
Total distributions	(1.41)	(2.36)	(.12)	(.53)	-	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.52	$ 16.41	$ 16.82	$ 17.01	$ 14.81	$ 13.95
Total Return B, C	(9.89)%	12.04%	(.44)%	19.08%	6.16%	8.06%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.15%	1.18%	1.26%	1.34%	1.49%
Expenses net of fee waivers, if any	1.11% A	1.15%	1.15%	1.20%	1.25%	1.25%
Expenses net of all reductions	1.11% A	1.14%	1.14%	1.17%	1.20%	1.19%
Net investment income (loss)	.40% A	.36% G	.02%	(.21)%	(.25)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 712	$ 1,385	$ 1,144	$ 1,371	$ 907	$ 766
Portfolio turnover rate F	76% A	164%	81%	66%	152%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Consumer Discretionary

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,141,956
Unrealized depreciation	(5,160,163)
Net unrealized appreciation (depreciation)	$ (2,018,207)
Cost for federal income tax purposes	$ 46,618,396

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $18,535,963 and $28,310,864, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 22,037	$ 451
Class T	.25%	.25%	33,422	-
Class B	.75%	.25%	46,887	35,174
Class C	.75%	.25%	34,882	5,069
			$ 137,228	$ 40,694

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,758
Class T	1,553
Class B*	10,851
Class C*	268
$ 15,430

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,173.31
Class T	20,379.30
Class B	14,428.31
Class C	10,867.31
Institutional Class	1,603.30
	$ 74,450

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,024 for the period.

Consumer Discretionary

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $73 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $17,748.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $86 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	$ 1,726

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $12,226.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ -	$ 58,649
Class T	-	28,339
Class C	-	505
Institutional Class	-	5,772
Total	$ -	$ 93,265
From net realized gain
Class A	$ 1,697,903	$ 2,496,425
Class T	1,304,169	2,054,841
Class B	954,937	2,079,901
Class C	712,751	1,100,868
Institutional Class	104,944	172,184
Total	$ 4,774,704	$ 7,904,219

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	129,022	540,609	$ 1,814,946	$ 8,973,622
Reinvestment of distributions	104,669	141,640	1,531,841	2,265,680
Shares redeemed	(317,043)	(475,746)	(4,477,349)	(7,950,826)
Net increase (decrease)	(83,352)	206,503	$ (1,130,562)	$ 3,288,476
Class T
Shares sold	56,361	188,336	$ 793,238	$ 3,060,088
Reinvestment of distributions	84,915	122,934	1,207,897	1,916,483
Shares redeemed	(204,629)	(245,736)	(2,771,472)	(4,018,366)
Net increase (decrease)	(63,353)	65,534	$ (770,337)	$ 958,205
Class B
Shares sold	14,584	83,325	$ 191,577	$ 1,279,468
Reinvestment of distributions	65,209	122,770	871,754	1,810,224
Shares redeemed	(209,218)	(368,667)	(2,701,977)	(5,659,191)
Net increase (decrease)	(129,425)	(162,572)	$ (1,638,646)	$ (2,569,499)
Class C
Shares sold	24,048	183,143	$ 312,213	$ 2,817,553
Reinvestment of distributions	37,921	59,948	507,490	885,827
Shares redeemed	(157,176)	(159,811)	(1,996,212)	(2,453,389)
Net increase (decrease)	(95,207)	83,280	$ (1,176,509)	$ 1,249,991
Institutional Class
Shares sold	28,906	116,522	$ 425,543	$ 1,988,792
Reinvestment of distributions	5,683	8,916	86,193	146,867
Shares redeemed	(66,288)	(109,046)	(965,474)	(1,905,676)
Net increase (decrease)	(31,699)	16,392	$ (453,738)	$ 229,983

Consumer Discretionary

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 790.30	$ 6.30
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.10
Class T
Actual	$ 1,000.00	$ 789.50	$ 7.42
HypotheticalA	$ 1,000.00	$ 1,016.84	$ 8.36
Class B
Actual	$ 1,000.00	$ 786.20	$ 9.65
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Class C
Actual	$ 1,000.00	$ 787.10	$ 9.66
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Institutional Class
Actual	$ 1,000.00	$ 790.30	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,019.36	$ 5.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Semiannual Report

Advisor Electronics Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	19.9	18.8
Applied Materials, Inc.	7.6	5.0
Texas Instruments, Inc.	6.0	4.2
Broadcom Corp. Class A	4.4	5.9
Marvell Technology Group Ltd.	4.2	4.8
Xilinx, Inc.	3.2	2.5
Microchip Technology, Inc.	2.6	0.1
Varian Semiconductor Equipment Associates, Inc.	2.2	1.4
National Semiconductor Corp.	2.2	3.0
Altera Corp.	2.1	2.4
	54.4
Top Industries (% of fund's net assets)
As of January 31, 2008
Semiconductors & Semiconductor Equipment	77.8%
Communications Equipment	5.1%
Computers & Peripherals	4.0%
Electrical Equipment	3.6%
Electronic Equipment & Instruments	3.0%
All Others*	6.5%

As of July 31, 2007
Semiconductors & Semiconductor Equipment	85.2%
Commercial Services & Supplies	4.6%
Electronic Equipment & Instruments	3.6%
Communications Equipment	2.0%
Chemicals	1.3%
All Others*	3.3%

* Includes short-term investments and net other assets.

Electronics

Advisor Electronics Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CAPITAL MARKETS - 0.7%
Asset Management & Custody Banks - 0.3%
Harris & Harris Group, Inc. (a)	8,452	$ 59,756
Diversified Capital Markets - 0.1%
Indochina Capital Vietnam Holdings Ltd.	3,100	25,188
Investment Banking & Brokerage - 0.3%
REXCAPITAL Financial Holdings Ltd. (a)	375,000	48,093
TOTAL CAPITAL MARKETS		133,037
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
Nanophase Technologies Corp. (a)	25,200	98,532
Nitto Denko Corp.	800	39,048
Tokuyama Corp.	3,000	21,414
Wacker Chemie AG	400	87,109
		246,103
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Diversified Commercial & Professional Services - 2.5%
Arrowhead Research Corp. (a)	6,800	21,352
Arrowhead Research Corp. (a)(c)	109,016	342,310
Arrowhead Research Corp. warrants 5/21/17 (a)(c)	64,879	146,853
		510,515
COMMUNICATIONS EQUIPMENT - 5.1%
Communications Equipment - 5.1%
AAC Acoustic Technology Holdings, Inc. (a)	34,000	31,787
Alcatel-Lucent SA sponsored ADR	8,700	55,071
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	14,703	60,429
Cisco Systems, Inc. (a)	8,600	210,700
Foxconn International Holdings Ltd. (a)	83,600	137,878
Nokia Corp. sponsored ADR	7,400	273,430
QUALCOMM, Inc.	5,100	216,342
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,300	52,256
		1,037,893
COMPUTERS & PERIPHERALS - 4.0%
Computer Hardware - 2.5%
Apple, Inc. (a)	1,200	162,432
Hewlett-Packard Co.	2,500	109,375
High Tech Computer Corp.	12,000	226,221
		498,028
Computer Storage & Peripherals - 1.5%
ASUSTeK Computer, Inc.	51,243	133,625
STEC, Inc. (a)	8,500	63,155
Synaptics, Inc. (a)	4,000	106,000
		302,780
TOTAL COMPUTERS & PERIPHERALS		800,808

	Shares	Value
ELECTRICAL EQUIPMENT - 3.6%
Electrical Components & Equipment - 3.6%
Evergreen Solar, Inc. (a)	10,300	$ 125,557
First Solar, Inc. (a)	1,000	181,770
JA Solar Holdings Co. Ltd. ADR	900	45,747
Neo-Neon Holdings Ltd.	68,700	41,850
Q-Cells AG (a)	1,000	94,098
Renewable Energy Corp. AS (a)	400	10,457
SolarWorld AG	2,500	110,858
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	2,100	114,933
		725,270
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.0%
Electronic Equipment & Instruments - 1.0%
Cyntec Co. Ltd.	6,000	5,551
Ibiden Co. Ltd.	200	12,602
Motech Industries, Inc.	9,850	58,807
Nan Ya Printed Circuit Board Corp.	10,000	47,756
Nidec Corp.	700	45,885
Universal Display Corp. (a)	1,100	17,787
		188,388
Electronic Manufacturing Services - 1.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	57,200	307,035
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	2,600	88,972
Wolfson Microelectronics PLC (a)	4,300	13,561
		102,533
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		597,956
MACHINERY - 0.1%
Industrial Machinery - 0.1%
NGK Insulators Ltd.	1,000	25,769
MEDIA - 0.1%
Broadcasting & Cable TV - 0.1%
JumpTV, Inc.	18,000	26,904
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
VODone Ltd. (a)	22,000	2,314
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 77.8%
Semiconductor Equipment - 16.3%
Applied Materials, Inc.	86,200	1,544,704
ASML Holding NV (NY Shares) (a)	5,200	138,268
FormFactor, Inc. (a)	5,650	136,843
Global Unichip Corp.	7,000	31,857
Lam Research Corp. (a)	8,600	330,154
MEMC Electronic Materials, Inc. (a)	5,200	371,592
Tessera Technologies, Inc. (a)	7,500	293,775
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Topco Scientific Co. Ltd.	12,840	$ 18,130
Varian Semiconductor Equipment Associates, Inc. (a)	13,900	447,719
		3,313,042
Semiconductors - 61.5%
Advanced Micro Devices, Inc. (a)	30,200	230,728
Advanced Semiconductor Engineering, Inc. sponsored ADR	37,681	160,521
Altera Corp.	25,900	437,451
ARM Holdings PLC sponsored ADR	39,200	277,536
Atheros Communications, Inc. (a)	5,000	136,550
Broadcom Corp. Class A (a)	40,500	894,240
Cavium Networks, Inc.	1,700	32,487
Ceva, Inc. (a)	1,500	12,675
Diodes, Inc. (a)	10,500	243,075
Epistar Corp.	26,153	62,658
Global Mixed-mode Technology, Inc.	13,500	60,370
Himax Technologies, Inc. sponsored ADR	16,800	82,824
Hittite Microwave Corp. (a)	4,400	175,208
Infineon Technologies AG sponsored ADR (a)	8,600	88,064
Intel Corp.	190,390	4,036,267
Intersil Corp. Class A	15,500	356,965
Linear Technology Corp.	1,900	52,573
Marvell Technology Group Ltd. (a)	72,400	859,388
Maxim Integrated Products, Inc.	10,400	204,464
Microchip Technology, Inc.	16,500	526,515
Monolithic Power Systems, Inc. (a)	2,600	40,664
National Semiconductor Corp.	24,220	446,375
NVIDIA Corp. (a)	12,200	299,998
ON Semiconductor Corp. (a)	15,100	97,848
Richtek Technology Corp.	18,550	127,986
Silicon Laboratories, Inc. (a)	7,000	218,680
Soitec SA (a)	1,300	11,471
Spreadtrum Communications, Inc. ADR	6,900	65,550
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	24,300	225,504
Texas Instruments, Inc.	39,700	1,227,921
TriQuint Semiconductor, Inc. (a)	15,400	72,996

	Shares	Value
Volterra Semiconductor Corp. (a)	7,800	$ 71,604
Xilinx, Inc.	29,500	645,165
		12,482,321
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		15,795,363
SOFTWARE - 1.2%
Home Entertainment Software - 1.2%
Nintendo Co. Ltd.	500	247,000
TOTAL COMMON STOCKS (Cost $25,497,757)		20,148,932
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 3.79% (b) (Cost $140,042)	140,042	140,042
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $25,637,799)		20,288,974
NET OTHER ASSETS - 0.0%		6,013
NET ASSETS - 100%		$ 20,294,987
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $489,163 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp.	5/18/07	$ 531,419
Arrowhead Research Corp. warrants 5/21/17	5/18/07	234,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,515
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.3%
Taiwan	7.3%
Bermuda	4.2%
Cayman Islands	2.5%
Japan	1.9%
Germany	1.8%
United Kingdom	1.5%
Finland	1.3%
Others (individually less than 1%)	2.2%
100.0%
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $7,319,181 of which $4,774,109, $2,265,871 and $279,201 will expire on July 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $25,497,757)	$ 20,148,932
Fidelity Central Funds (cost $140,042)	140,042
Total Investments (cost $25,637,799)		$ 20,288,974
Foreign currency held at value (cost $4,889)		4,880
Receivable for investments sold		621,093
Receivable for fund shares sold		35,462
Dividends receivable		3,864
Distributions receivable from Fidelity Central Funds		952
Prepaid expenses		86
Receivable from investment adviser for expense reductions		3,592
Other receivables		534
Total assets		20,959,437

Liabilities
Payable to custodian bank	$ 460,091
Payable for investments purchased	94,480
Payable for fund shares redeemed	59,502
Accrued management fee	9,859
Distribution fees payable	11,620
Other affiliated payables	7,074
Other payables and accrued expenses	21,824
Total liabilities		664,450

Net Assets		$ 20,294,987
Net Assets consist of:
Paid in capital		$ 35,004,514
Accumulated net investment loss		(88,308)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,272,403)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,348,816)
Net Assets		$ 20,294,987

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,745,739 ÷ 659,094 shares)	$ 7.20

Maximum offering price per share (100/94.25 of $7.20)	$ 7.64
Class T: Net Asset Value and redemption price per share ($5,740,809 ÷ 810,107 shares)	$ 7.09

Maximum offering price per share (100/96.50 of $7.09)	$ 7.35
Class B: Net Asset Value and offering price per share ($3,077,824 ÷ 449,697 shares) A	$ 6.84

Class C: Net Asset Value and offering price per share ($6,199,389 ÷ 906,591 shares) A	$ 6.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($531,226 ÷ 72,244 shares)	$ 7.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Electronics

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 149,399
Interest		352
Income from Fidelity Central Funds		5,515
Total income		155,266

Expenses
Management fee	$ 75,379
Transfer agent fees	44,631
Distribution fees	87,998
Accounting fees and expenses	5,267
Custodian fees and expenses	11,076
Independent trustees' compensation	58
Registration fees	38,178
Audit	23,131
Legal	84
Miscellaneous	119
Total expenses before reductions	285,921
Expense reductions	(42,347)	243,574
Net investment income (loss)		(88,308)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,662,060)
Foreign currency transactions	(1,900)
Total net realized gain (loss)		(1,663,960)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,000,880)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(4,000,877)
Net gain (loss)		(5,664,837)
Net increase (decrease) in net assets resulting from operations		$ (5,753,145)

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (88,308)	$ (226,545)
Net realized gain (loss)	(1,663,960)	4,562,227
Change in net unrealized appreciation (depreciation)	(4,000,877)	2,119,265
Net increase (decrease) in net assets resulting from operations	(5,753,145)	6,454,947
Share transactions - net increase (decrease)	(3,296,003)	(7,957,827)
Redemption fees	177	878
Total increase (decrease) in net assets	(9,048,971)	(1,502,002)

Net Assets
Beginning of period	29,343,958	30,845,960
End of period (including accumulated net investment loss of $88,308 and $0, respectively)	$ 20,294,987	$ 29,343,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 7.38	$ 8.04	$ 6.58	$ 6.59	$ 5.57
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.04)	(.07)	(.09)	(.06)
Net realized and unrealized gain (loss)	(1.90)	1.76	(.62)	1.53	.08	1.07
Total from investment operations	(1.91)	1.73	(.66)	1.46	(.01)	1.01
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 7.20	$ 9.11	$ 7.38	$ 8.04	$ 6.58	$ 6.59
Total Return B, C, D	(20.97)%	23.44%	(8.21)%	22.19%	(.15)%	18.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69% A	1.60%	1.50%	1.59%	1.55%	1.89%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.45%	1.50%	1.50%
Expenses net of all reductions	1.40% A	1.38%	1.36%	1.38%	1.48%	1.46%
Net investment income (loss)	(.25)% A	(.35)%	(.52)%	(.96)%	(1.15)%	(1.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,746	$ 7,551	$ 7,916	$ 11,397	$ 8,374	$ 8,116
Portfolio turnover rate G	81% A	97%	95%	128%	84%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 7.29	$ 7.96	$ 6.53	$ 6.56	$ 5.55
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.06)	(.08)	(.11)	(.07)
Net realized and unrealized gain (loss)	(1.87)	1.74	(.61)	1.51	.08	1.07
Total from investment operations	(1.89)	1.69	(.67)	1.43	(.03)	1.00
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 7.09	$ 8.98	$ 7.29	$ 7.96	$ 6.53	$ 6.56
Total Return B, C, D	(21.05)%	23.18%	(8.42)%	21.90%	(.46)%	18.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	1.89%	1.82%	1.89%	1.83%	2.14%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.69%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.64%	1.61%	1.61%	1.72%	1.71%
Net investment income (loss)	(.50)% A	(.60)%	(.77)%	(1.20)%	(1.39)%	(1.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,741	$ 8,103	$ 9,048	$ 12,085	$ 15,445	$ 14,362
Portfolio turnover rate G	81% A	97%	95%	128%	84%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 8.70	$ 7.10	$ 7.78	$ 6.42	$ 6.48	$ 5.52
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.10)	(.12)	(.14)	(.10)
Net realized and unrealized gain (loss)	(1.82)	1.69	(.58)	1.48	.08	1.06
Total from investment operations	(1.86)	1.60	(.68)	1.36	(.06)	.96
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.84	$ 8.70	$ 7.10	$ 7.78	$ 6.42	$ 6.48
Total Return B, C, D	(21.38)%	22.54%	(8.74)%	21.18%	(.93)%	17.39%
Ratios to Average Net Assets F, H
Expenses before reductions	2.44% A	2.36%	2.29%	2.41%	2.41%	2.76%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.21%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.13%	2.11%	2.13%	2.23%	2.21%
Net investment income (loss)	(1.00)% A	(1.10)%	(1.27)%	(1.72)%	(1.90)%	(1.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,078	$ 4,572	$ 6,123	$ 8,963	$ 8,498	$ 11,335
Portfolio turnover rate G	81% A	97%	95%	128%	84%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 7.09	$ 7.77	$ 6.41	$ 6.47	$ 5.51
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.10)	(.11)	(.14)	(.10)
Net realized and unrealized gain (loss)	(1.81)	1.69	(.58)	1.47	.08	1.06
Total from investment operations	(1.85)	1.60	(.68)	1.36	(.06)	.96
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 6.84	$ 8.69	$ 7.09	$ 7.77	$ 6.41	$ 6.47
Total Return B, C, D	(21.29)%	22.57%	(8.75)%	21.22%	(.93)%	17.42%
Ratios to Average Net Assets F, H
Expenses before reductions	2.44% A	2.34%	2.26%	2.31%	2.24%	2.52%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.18%	2.24%	2.25%
Expenses net of all reductions	2.15% A	2.13%	2.11%	2.11%	2.21%	2.21%
Net investment income (loss)	(1.00)% A	(1.10)%	(1.27)%	(1.69)%	(1.88)%	(1.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,199	$ 8,389	$ 7,009	$ 11,058	$ 12,322	$ 13,061
Portfolio turnover rate G	81% A	97%	95%	128%	84%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.51	$ 8.15	$ 6.65	$ 6.64	$ 5.60
Income from Investment Operations
Net investment income (loss) D	- H	(.01)	(.02)	(.05)	(.06)	(.04)
Net realized and unrealized gain (loss)	(1.95)	1.80	(.62)	1.55	.07	1.07
Total from investment operations	(1.95)	1.79	(.64)	1.50	.01	1.03
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 7.35	$ 9.30	$ 7.51	$ 8.15	$ 6.65	$ 6.64
Total Return B, C	(20.97)%	23.83%	(7.85)%	22.56%	.15%	18.57%
Ratios to Average Net Assets E, G
Expenses before reductions	1.43% A	1.26%	1.11%	1.16%	1.12%	1.46%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.11%	1.16%	1.12%	1.25%
Expenses net of all reductions	1.14% A	1.13%	1.07%	1.08%	1.09%	1.21%
Net investment income (loss)	.00% A	(.10)%	(.23)%	(.67)%	(.76)%	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 531	$ 730	$ 750	$ 899	$ 687	$ 625
Portfolio turnover rate F	81% A	97%	95%	128%	84%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B,Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 518,009
Unrealized depreciation	(6,048,613)
Net unrealized appreciation (depreciation)	$ (5,530,604)
Cost for federal income tax purposes	$ 25,819,578

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Electronics

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,925,310 and $14,447,757, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,374	$ 158
Class T	.25%	.25%	18,824	154
Class B	.75%	.25%	20,930	15,702
Class C	.75%	.25%	39,870	5,877
			$ 87,998	$ 21,891

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 808
Class T	866
Class B*	2,512
Class C*	88
$ 4,274

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,582.32
Class T	13,776.37
Class B	6,639.32
Class C	12,581.32
Institutional Class	1,053.30
	$ 44,631

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $436 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $39 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 9,768
Class T	1.65%	12,850
Class B	2.15%	6,097
Class C	2.15%	11,556
Institutional Class	1.15%	977
		$ 41,248

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,099 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Electronics

9. Other - continued

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $6,751.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	53,034	172,908	$ 444,245	$ 1,452,847
Shares redeemed	(222,366)	(416,578)	(1,889,622)	(3,518,739)
Net increase (decrease)	(169,332)	(243,670)	$ (1,445,377)	$ (2,065,892)
Class T
Shares sold	54,336	96,013	$ 462,582	$ 811,586
Shares redeemed	(146,266)	(434,383)	(1,206,300)	(3,616,000)
Net increase (decrease)	(91,930)	(338,370)	$ (743,718)	$ (2,804,414)
Class B
Shares sold	17,628	33,257	$ 147,332	$ 271,410
Shares redeemed	(93,686)	(370,189)	(750,422)	(3,005,497)
Net increase (decrease)	(76,058)	(336,932)	$ (603,090)	$ (2,734,087)
Class C
Shares sold	80,444	354,933	$ 680,602	$ 2,907,179
Shares redeemed	(139,333)	(378,058)	(1,136,751)	(3,063,507)
Net increase (decrease)	(58,889)	(23,125)	$ (456,149)	$ (156,328)
Institutional Class
Shares sold	6,197	23,807	$ 59,675	$ 203,253
Shares redeemed	(12,418)	(45,136)	(107,344)	(400,359)
Net increase (decrease)	(6,221)	(21,329)	$ (47,669)	$ (197,106)

Semiannual Report

Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,057.00	$ 5.89
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.79
Class T
Actual	$ 1,000.00	$ 1,056.00	$ 6.98
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.85
Class B
Actual	$ 1,000.00	$ 1,052.90	$ 9.91
HypotheticalA	$ 1,000.00	$ 1,015.48	$ 9.73
Class C
Actual	$ 1,000.00	$ 1,053.30	$ 9.60
HypotheticalA	$ 1,000.00	$ 1,015.79	$ 9.42
Institutional Class
Actual	$ 1,000.00	$ 1,058.70	$ 4.35
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.35%
Class B	1.92%
Class C	1.86%
Institutional Class	.84%

Energy

Advisor Energy Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	14.0	15.1
Valero Energy Corp.	6.6	6.9
National Oilwell Varco, Inc.	5.9	5.6
Range Resources Corp.	5.2	3.8
CONSOL Energy, Inc.	4.6	1.1
Schlumberger Ltd. (NY Shares)	4.3	7.4
Peabody Energy Corp.	3.8	1.0
Ultra Petroleum Corp.	3.6	3.2
Transocean, Inc.	3.2	2.4
Cabot Oil & Gas Corp.	2.9	2.6
	54.1
Top Industries (% of fund's net assets)
As of January 31, 2008
Oil, Gas & Consumable Fuels	69.9%
Energy Equipment & Services	24.9%
Electrical Equipment	3.3%
Construction & Engineering	0.7%
Chemicals	0.5%
All Others*	0.7%

As of July 31, 2007
Oil, Gas & Consumable Fuels	63.4%
Energy Equipment & Services	32.2%
Electrical Equipment	1.5%
Construction & Engineering	1.0%
Industrial Conglomerates	0.4%
All Others*	1.5%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Energy Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Albemarle Corp.	140,557	$ 5,096,597
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	16,062	305,820
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	20,400	907,596
Jacobs Engineering Group, Inc. (a)	86,800	6,634,992
		7,542,588
ELECTRICAL EQUIPMENT - 3.3%
Electrical Components & Equipment - 1.5%
Evergreen Solar, Inc. (a)	14,500	176,755
First Solar, Inc. (a)	5,100	927,027
JA Solar Holdings Co. Ltd. ADR	101,900	5,179,577
Q-Cells AG (a)	14,228	1,338,828
Renewable Energy Corp. AS (a)	57,200	1,495,365
Sunpower Corp. Class A (a)	64,500	4,456,305
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	19,000	1,039,870
		14,613,727
Heavy Electrical Equipment - 1.8%
Suzlon Energy Ltd.	351,540	2,764,529
Vestas Wind Systems AS (a)	160,600	15,601,064
		18,365,593
TOTAL ELECTRICAL EQUIPMENT		32,979,320
ENERGY EQUIPMENT & SERVICES - 24.9%
Oil & Gas Drilling - 8.1%
Atwood Oceanics, Inc. (a)	91,600	7,611,044
Diamond Offshore Drilling, Inc.	111,600	12,602,988
Nabors Industries Ltd. (a)	228,917	6,231,121
Noble Corp.	331,700	14,518,509
Pride International, Inc. (a)	269,700	8,552,187
Transocean, Inc. (a)	259,764	31,847,066
		81,362,915
Oil & Gas Equipment & Services - 16.8%
Baker Hughes, Inc.	33	2,143
Cameron International Corp. (a)	121,400	4,887,564
Compagnie Generale de Geophysique SA (a)	17,541	4,103,930
Emer International Group Ltd. (a)	1,098,000	421,038
Expro International Group PLC	165,000	3,060,053
Exterran Holdings, Inc. (a)	71,675	4,676,077
FMC Technologies, Inc. (a)	152,600	7,349,216
Fugro NV (Certificaten Van Aandelen) unit	58,500	4,010,372
NATCO Group, Inc. Class A (a)	4,200	192,276

	Shares	Value
National Oilwell Varco, Inc. (a)	977,657	$ 58,884,281
Oceaneering International, Inc. (a)	86,491	4,980,152
Oil States International, Inc. (a)	48,400	1,696,904
Petroleum Geo-Services ASA	188,400	4,048,716
Saipem SpA	117,900	4,091,501
Schlumberger Ltd. (NY Shares)	580,000	43,766,800
Smith International, Inc.	155,527	8,431,119
Superior Energy Services, Inc. (a)	177,000	7,095,930
Weatherford International Ltd. (a)	125,600	7,763,336
		169,461,408
TOTAL ENERGY EQUIPMENT & SERVICES		250,824,323
GAS UTILITIES - 0.2%
Gas Utilities - 0.2%
Questar Corp.	19,400	987,654
Zhongyu Gas Holdings Ltd. (a)	6,592,000	997,577
		1,985,231
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	41,400	789,912
Constellation Energy Group, Inc.	11,500	1,080,540
NRG Energy, Inc. (a)	21,900	845,121
		2,715,573
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	40,900	1,929,662
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Sempra Energy	4	224
OIL, GAS & CONSUMABLE FUELS - 69.9%
Coal & Consumable Fuels - 10.4%
Alpha Natural Resources, Inc. (a)	9,600	321,216
Arch Coal, Inc.	224,785	9,890,540
CONSOL Energy, Inc.	628,659	45,892,107
Foundation Coal Holdings, Inc.	131,600	6,882,680
International Coal Group, Inc. (a)	33,600	208,656
Massey Energy Co.	88,900	3,305,302
Natural Resource Partners LP	4,700	142,880
Peabody Energy Corp.	703,157	37,984,541
		104,627,922
Integrated Oil & Gas - 24.7%
Chevron Corp.	167,256	14,133,132
ConocoPhillips	350,694	28,167,742
Exxon Mobil Corp. (d)	1,631,298	140,944,148
Hess Corp.	158,800	14,423,804
Marathon Oil Corp.	298,700	13,994,095
Occidental Petroleum Corp.	254,900	17,300,063
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Petroleo Brasileiro SA - Petrobras sponsored ADR	152,200	$ 16,915,508
Suncor Energy, Inc.	28,700	2,699,696
		248,578,188
Oil & Gas Exploration & Production - 23.4%
American Oil & Gas, Inc. NV (a)	84,003	365,413
Apache Corp.	46,200	4,409,328
Aurora Oil & Gas Corp. (a)	252,174	277,391
Cabot Oil & Gas Corp.	741,625	28,693,471
Canadian Natural Resources Ltd.	47,300	3,026,389
Chesapeake Energy Corp.	412,700	15,364,821
Concho Resources, Inc.	139,000	2,821,700
EOG Resources, Inc.	193,600	16,940,000
EXCO Resources, Inc. (a)	6,300	94,437
Goodrich Petroleum Corp. (a)	29,100	579,381
Kodiak Oil & Gas Corp. (a)	168,100	347,967
Newfield Exploration Co. (a)	21,800	1,087,384
Noble Energy, Inc. (d)	86,900	6,307,202
OPTI Canada, Inc. (a)	155,600	2,566,070
Petrohawk Energy Corp. (a)(d)	818,457	12,890,698
Plains Exploration & Production Co. (a)	8,400	408,576
Quicksilver Resources, Inc. (a)	307,150	17,455,335
Range Resources Corp.	999,427	52,190,078
Southwestern Energy Co. (a)	193,600	10,824,176
Ultra Petroleum Corp. (a)	526,700	36,236,960
Vanguard Natural Resources LLC	5,600	91,000
XTO Energy, Inc.	434,125	22,548,453
		235,526,230
Oil & Gas Refining & Marketing - 9.3%
Frontier Oil Corp.	108,700	3,833,849
Holly Corp.	25,600	1,239,552
Petroplus Holdings AG (a)	29,887	1,840,258
Sunoco, Inc.	84,805	5,274,871
Tesoro Corp.	340,700	13,304,335

	Shares	Value
Valero Energy Corp.	1,125,581	$ 66,623,139
Western Refining, Inc.	83,066	1,773,459
		93,889,463
Oil & Gas Storage & Transport - 2.1%
El Paso Pipeline Partners LP	77,800	1,841,526
Williams Companies, Inc.	599,577	19,168,477
		21,010,003
TOTAL OIL, GAS & CONSUMABLE FUELS		703,631,806
TOTAL COMMON STOCKS (Cost $724,547,466)		1,007,011,144
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 3.79% (b)	2,363,810	2,363,810
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	11,233,700	11,233,700
TOTAL MONEY MARKET FUNDS (Cost $13,597,510)		13,597,510
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $738,144,976)	1,020,608,654
NET OTHER ASSETS - (1.4)%	(13,762,318)
NET ASSETS - 100%	$ 1,006,846,336
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 157,854
Fidelity Securities Lending Cash Central Fund	44,924
Total	$ 202,778
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.9%
Canada	4.5%
Netherlands Antilles	4.3%
Cayman Islands	2.1%
Brazil	1.7%
Denmark	1.5%
Others (individually less than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy

Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,155,070) - See accompanying schedule: Unaffiliated issuers (cost $724,547,466)	$ 1,007,011,144
Fidelity Central Funds (cost $13,597,510)	13,597,510
Total Investments (cost $738,144,976)		$ 1,020,608,654
Receivable for investments sold		10,271,949
Receivable for fund shares sold		2,192,697
Dividends receivable		145,022
Distributions receivable from Fidelity Central Funds		51,488
Prepaid expenses		6,712
Other receivables		9,137
Total assets		1,033,285,659

Liabilities
Payable for investments purchased	$ 11,257,723
Payable for fund shares redeemed	2,628,220
Accrued management fee	484,663
Distribution fees payable	460,881
Other affiliated payables	250,933
Other payables and accrued expenses	123,203
Collateral on securities loaned, at value	11,233,700
Total liabilities		26,439,323

Net Assets		$ 1,006,846,336
Net Assets consist of:
Paid in capital		$ 709,878,333
Accumulated net investment loss		(3,137,059)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,728,824
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		282,376,238
Net Assets		$ 1,006,846,336

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($311,028,451 ÷ 6,531,136 shares)	$ 47.62

Maximum offering price per share (100/94.25 of $47.62)	$ 50.53
Class T: Net Asset Value and redemption price per share ($394,467,625 ÷ 8,087,316 shares)	$ 48.78

Maximum offering price per share (100/96.50 of $48.78)	$ 50.55
Class B: Net Asset Value and offering price per share ($106,804,099 ÷ 2,320,940 shares) A	$ 46.02

Class C: Net Asset Value and offering price per share ($145,163,496 ÷ 3,137,496 shares) A	$ 46.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($49,382,665 ÷ 1,007,836 shares)	$ 49.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Energy Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 3,784,076
Interest		1,824
Income from Fidelity Central Funds		202,778
Total income		3,988,678

Expenses
Management fee	$ 2,800,914
Transfer agent fees	1,282,891
Distribution fees	2,729,963
Accounting and security lending fees	168,688
Custodian fees and expenses	30,470
Independent trustees' compensation	2,101
Registration fees	65,223
Audit	25,977
Legal	2,664
Miscellaneous	2,293
Total expenses before reductions	7,111,184
Expense reductions	(11,737)	7,099,447
Net investment income (loss)		(3,110,769)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,424)	50,018,139
Foreign currency transactions	11,636
Total net realized gain (loss)		50,029,775
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $49,852)	(242,931)
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		(242,927)
Net gain (loss)		49,786,848
Net increase (decrease) in net assets resulting from operations		$ 46,676,079

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,110,769)	$ (2,803,549)
Net realized gain (loss)	50,029,775	67,298,011
Change in net unrealized appreciation (depreciation)	(242,927)	88,822,102
Net increase (decrease) in net assets resulting from operations	46,676,079	153,316,564
Distributions to shareholders from net realized gain	(64,657,618)	(117,273,909)
Share transactions - net increase (decrease)	105,792,770	40,324,071
Redemption fees	18,723	36,406
Total increase (decrease) in net assets	87,829,954	76,403,132

Net Assets
Beginning of period	919,016,382	842,613,250
End of period (including accumulated net investment loss of $3,137,059 and accumulated net investment loss of $26,290, respectively)	$ 1,006,846,336	$ 919,016,382

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 48.28	$ 46.39	$ 40.93	$ 29.12	$ 21.65	$ 20.33
Income from Investment Operations
Net investment income (loss) E	(.09)	(.02) H	(.04)	.06	.07	.13
Net realized and unrealized gain (loss)	2.89	8.42	12.30	12.21	7.50	1.30
Total from investment operations	2.80	8.40	12.26	12.27	7.57	1.43
Distributions from net investment income	-	-	-	(.06)	(.10)	(.11)
Distributions from net realized gain	(3.46)	(6.51)	(6.81)	(.41)	-	-
Total distributions	(3.46)	(6.51)	(6.81)	(.47)	(.10)	(.11)
Redemption fees added to paid in capital E	- J	- J	.01	.01	- J	- J
Net asset value, end of period	$ 47.62	$ 48.28	$ 46.39	$ 40.93	$ 29.12	$ 21.65
Total Return B, C, D	5.70%	22.08%	32.90%	42.69%	35.08%	7.07%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.19%	1.21%	1.25%	1.30%	1.36%
Expenses net of fee waivers, if any	1.14% A	1.19%	1.21%	1.25%	1.30%	1.36%
Expenses net of all reductions	1.13% A	1.19%	1.17%	1.19%	1.29%	1.32%
Net investment income (loss)	(.34)% A	(.05)% H	(.09)%	.19%	.28%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,028	$ 268,108	$ 204,391	$ 90,342	$ 44,315	$ 21,798
Portfolio turnover rate G	58% A	80%	139%	125%	40%	41%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 49.26	$ 47.18	$ 41.46	$ 29.52	$ 21.97	$ 20.61
Income from Investment Operations
Net investment income (loss) E	(.14)	(.11) H	(.13)	- J	.03	.10
Net realized and unrealized gain (loss)	2.95	8.61	12.49	12.37	7.60	1.32
Total from investment operations	2.81	8.50	12.36	12.37	7.63	1.42
Distributions from net investment income	-	-	-	(.03)	(.08)	(.06)
Distributions from net realized gain	(3.29)	(6.42)	(6.65)	(.41)	-	-
Total distributions	(3.29)	(6.42)	(6.65)	(.44)	(.08)	(.06)
Redemption fees added to paid in capital E	- J	- J	.01	.01	- J	- J
Net asset value, end of period	$ 48.78	$ 49.26	$ 47.18	$ 41.46	$ 29.52	$ 21.97
Total Return B, C, D	5.60%	21.84%	32.60%	42.41%	34.82%	6.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.40%	1.42%	1.44%	1.48%	1.50%
Expenses net of fee waivers, if any	1.35% A	1.40%	1.42%	1.44%	1.48%	1.50%
Expenses net of all reductions	1.35% A	1.39%	1.38%	1.39%	1.47%	1.47%
Net investment income (loss)	(.56)% A	(.26)% H	(.29)%	(.01)%	.10%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 394,468	$ 382,222	$ 362,272	$ 280,820	$ 201,187	$ 155,249
Portfolio turnover rate G	58% A	80%	139%	125%	40%	41%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 46.64	$ 45.10	$ 39.89	$ 28.54	$ 21.28	$ 20.02
Income from Investment Operations
Net investment income (loss) E	(.27)	(.34) H	(.35)	(.18)	(.11)	(.01)
Net realized and unrealized gain (loss)	2.79	8.17	11.98	11.93	7.37	1.27
Total from investment operations	2.52	7.83	11.63	11.75	7.26	1.26
Distributions from net realized gain	(3.14)	(6.29)	(6.43)	(.41)	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.01	- J	- J
Net asset value, end of period	$ 46.02	$ 46.64	$ 45.10	$ 39.89	$ 28.54	$ 21.28
Total Return B, C, D	5.29%	21.18%	31.86%	41.66%	34.12%	6.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92% A	1.96%	1.96%	1.98%	2.02%	2.06%
Expenses net of fee waivers, if any	1.92% A	1.96%	1.96%	1.98%	2.02%	2.06%
Expenses net of all reductions	1.92% A	1.95%	1.92%	1.93%	2.01%	2.02%
Net investment income (loss)	(1.12)% A	(.82)% H	(.84)%	(.55)%	(.44)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,804	$ 116,487	$ 130,973	$ 102,003	$ 68,347	$ 50,833
Portfolio turnover rate G	58% A	80%	139%	125%	40%	41%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 46.88	$ 45.33	$ 40.10	$ 28.68	$ 21.38	$ 20.10
Income from Investment Operations
Net investment income (loss) E	(.26)	(.32) H	(.34)	(.17)	(.10)	- J
Net realized and unrealized gain (loss)	2.81	8.20	12.06	11.99	7.40	1.28
Total from investment operations	2.55	7.88	11.72	11.82	7.30	1.28
Distributions from net realized gain	(3.16)	(6.33)	(6.50)	(.41)	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.01	- J	- J
Net asset value, end of period	$ 46.27	$ 46.88	$ 45.33	$ 40.10	$ 28.68	$ 21.38
Total Return B, C, D	5.33%	21.22%	31.96%	41.70%	34.14%	6.37%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.91%	1.92%	1.94%	1.99%	2.01%
Expenses net of fee waivers, if any	1.86% A	1.91%	1.92%	1.94%	1.99%	2.01%
Expenses net of all reductions	1.86% A	1.91%	1.88%	1.89%	1.97%	1.97%
Net investment income (loss)	(1.07)% A	(.77)% H	(.79)%	(.51)%	(.41)%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,163	$ 135,072	$ 125,424	$ 72,832	$ 37,206	$ 22,044
Portfolio turnover rate G	58% A	80%	139%	125%	40%	41%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Energy

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 49.68	$ 47.48	$ 41.76	$ 29.64	$ 22.03	$ 20.67
Income from Investment Operations
Net investment income (loss) D	(.01)	.11 G	.12	.19	.18	.22
Net realized and unrealized gain (loss)	2.97	8.67	12.56	12.44	7.62	1.32
Total from investment operations	2.96	8.78	12.68	12.63	7.80	1.54
Distributions from net investment income	-	-	-	(.11)	(.19)	(.18)
Distributions from net realized gain	(3.64)	(6.58)	(6.97)	(.41)	-	-
Total distributions	(3.64)	(6.58)	(6.97)	(.52)	(.19)	(.18)
Redemption fees added to paid in capital D	- I	- I	.01	.01	- I	- I
Net asset value, end of period	$ 49.00	$ 49.68	$ 47.48	$ 41.76	$ 29.64	$ 22.03
Total Return B, C	5.87%	22.47%	33.35%	43.21%	35.60%	7.51%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.88%	.87%	.89%	.90%	.95%
Expenses net of fee waivers, if any	.84% A	.88%	.87%	.89%	.90%	.95%
Expenses net of all reductions	.84% A	.88%	.83%	.84%	.89%	.91%
Net investment income (loss)	(.04)% A	.25% G	.26%	.54%	.68%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,383	$ 17,127	$ 19,553	$ 9,433	$ 4,206	$ 2,652
Portfolio turnover rate F	58% A	80%	139%	125%	40%	41%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Energy

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 304,097,397
Unrealized depreciation	(23,381,955)
Net unrealized appreciation (depreciation)	$ 280,715,442
Cost for federal income tax purposes	$ 739,893,212

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $335,785,515 and $289,987,608, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 381,463	$ 19,304
Class T	.25%	.25%	1,022,450	5,526
Class B	.75%	.25%	582,915	437,185
Class C	.75%	.25%	743,135	134,198
			$ 2,729,963	$ 596,213

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 145,726
Class T	36,843
Class B*	73,078
Class C*	12,584
$ 268,231

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 410,688.27
Class T	482,512.24
Class B	176,942.30
Class C	182,867.25
Institutional Class	29,882.22
	$ 1,282,891

* Annualized

Energy

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,483 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,243 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $44,924.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,742 for the period. In addition,through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $804. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 76
Institutional Class	115
$ 191

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $30,652.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 20,341,404	$ 30,378,115
Class T	25,677,022	48,658,927
Class B	7,474,589	18,097,588
Class C	9,397,559	17,464,821
Institutional Class	1,767,044	2,674,458
Total	$ 64,657,618	$ 117,273,909

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,512,057	2,409,415	$ 75,995,988	$ 103,800,389
Reinvestment of distributions	375,188	718,262	18,473,319	27,810,279
Shares redeemed	(909,071)	(1,980,718)	(44,980,803)	(81,122,220)
Net increase (decrease)	978,174	1,146,959	$ 49,488,504	$ 50,488,448
Class T
Shares sold	810,145	1,250,444	$ 41,639,032	$ 54,473,563
Reinvestment of distributions	478,809	1,161,034	24,106,914	45,909,961
Shares redeemed	(960,999)	(2,330,754)	(48,728,876)	(98,273,495)
Net increase (decrease)	327,955	80,724	$ 17,017,070	$ 2,110,029
Class B
Shares sold	234,189	451,905	$ 11,343,777	$ 18,746,589
Reinvestment of distributions	135,516	414,158	6,434,106	15,588,355
Shares redeemed	(546,435)	(1,272,145)	(26,103,555)	(50,696,372)
Net increase (decrease)	(176,730)	(406,082)	$ (8,325,672)	$ (16,361,428)
Class C
Shares sold	456,064	863,338	$ 22,265,737	$ 36,256,164
Reinvestment of distributions	161,800	385,215	7,736,807	14,569,142
Shares redeemed	(361,411)	(1,134,191)	(17,253,070)	(44,464,337)
Net increase (decrease)	256,453	114,362	$ 12,749,474	$ 6,360,969
Institutional Class
Shares sold	702,855	150,039	$ 36,889,817	$ 6,836,544
Reinvestment of distributions	25,669	39,397	1,318,208	1,561,516
Shares redeemed	(65,439)	(256,502)	(3,344,631)	(10,672,007)
Net increase (decrease)	663,085	(67,066)	$ 34,863,394	$ (2,273,947)

Energy

Advisor Financial Services

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 905.70	$ 5.75
HypotheticalA	$ 1,000.00	$ 1,019.10	$ 6.09
Class T
Actual	$ 1,000.00	$ 905.00	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.35
Class B
Actual	$ 1,000.00	$ 902.60	$ 9.28
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.83
Class C
Actual	$ 1,000.00	$ 902.70	$ 9.23
HypotheticalA	$ 1,000.00	$ 1,015.43	$ 9.78
Institutional Class
Actual	$ 1,000.00	$ 907.10	$ 4.41
HypotheticalA	$ 1,000.00	$ 1,020.51	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.20%
Class T	1.45%
Class B	1.94%
Class C	1.93%
Institutional Class	.92%

Semiannual Report

Advisor Financial Services Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	6.9	5.2
American International Group, Inc.	6.5	6.0
Bank of America Corp.	5.6	5.3
Citigroup, Inc.	5.2	5.1
Wells Fargo & Co.	4.8	5.2
ACE Ltd.	2.9	3.6
Wachovia Corp.	2.4	2.1
Everest Re Group Ltd.	2.3	0.7
State Street Corp.	2.1	2.4
Goldman Sachs Group, Inc.	2.1	0.6
	40.8
Top Industries (% of fund's net assets)
As of January 31, 2008
Insurance	27.0%
Diversified Financial Services	20.7%
Capital Markets	18.8%
Commercial Banks	12.8%
Real Estate Investment Trusts	5.6%
All Others*	15.1%

As of July 31, 2007
Insurance	31.6%
Diversified Financial Services	18.4%
Capital Markets	16.3%
Commercial Banks	13.4%
Thrifts & Mortgage Finance	8.9%
All Others*	11.4%

* Includes short-term investments and net other assets.

Financial Services

Advisor Financial Services Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CAPITAL MARKETS - 18.8%
Asset Management & Custody Banks - 9.0%
Bank of New York Mellon Corp.	117,700	$ 5,488,351
EFG International	49,110	1,470,382
Fortress Investment Group LLC (d)	43,500	644,235
Franklin Resources, Inc.	34,400	3,585,512
GLG Partners, Inc. (a)	60,800	716,832
Janus Capital Group, Inc.	53,800	1,453,138
Julius Baer Holding AG	18,539	1,302,140
KKR Private Equity Investors, LP	21,200	355,100
KKR Private Equity Investors, LP Restricted Depositary Units (e)	34,300	574,525
Legg Mason, Inc.	9,200	662,400
State Street Corp.	70,182	5,763,346
T. Rowe Price Group, Inc.	28,700	1,451,933
The Blackstone Group LP	43,400	796,390
		24,264,284
Diversified Capital Markets - 0.5%
UBS AG (NY Shares)	33,500	1,383,215
Investment Banking & Brokerage - 9.3%
Bear Stearns Companies, Inc. (d)	30,300	2,736,090
Charles Schwab Corp.	156,600	3,492,180
Goldman Sachs Group, Inc.	28,400	5,701,868
Lazard Ltd. Class A	20,800	822,016
Lehman Brothers Holdings, Inc.	81,700	5,242,689
Merrill Lynch & Co., Inc.	88,800	5,008,320
MF Global Ltd.	18,600	558,930
Morgan Stanley	33,600	1,660,848
		25,222,941
TOTAL CAPITAL MARKETS		50,870,440
COMMERCIAL BANKS - 12.8%
Diversified Banks - 9.4%
ICICI Bank Ltd. sponsored ADR	10,900	662,284
U.S. Bancorp, Delaware	156,800	5,323,360
Wachovia Corp.	170,598	6,641,380
Wells Fargo & Co.	378,100	12,859,181
		25,486,205
Regional Banks - 3.4%
Associated Banc-Corp.	79,600	2,243,128
Cathay General Bancorp	184	4,771
Colonial Bancgroup, Inc. (d)	49,559	778,076
KeyCorp	35,800	936,170
PNC Financial Services Group, Inc.	75,300	4,941,186
Wintrust Financial Corp.	2,700	102,708
		9,006,039
TOTAL COMMERCIAL BANKS		34,492,244
CONSUMER FINANCE - 4.4%
Consumer Finance - 4.4%
American Express Co.	77,600	3,827,232

	Shares	Value
Capital One Financial Corp. (d)	90,630	$ 4,967,430
Discover Financial Services	106,100	1,856,750
Dollar Financial Corp. (a)	43,262	1,089,337
		11,740,749
DIVERSIFIED FINANCIAL SERVICES - 20.7%
Other Diversifed Financial Services - 17.7%
Bank of America Corp. (d)	344,072	15,259,593
Citigroup, Inc.	496,269	14,004,711
JPMorgan Chase & Co.	390,794	18,582,254
		47,846,558
Specialized Finance - 3.0%
CME Group, Inc.	7,025	4,347,773
Deutsche Boerse AG	15,700	2,747,601
JSE Ltd.	30,200	281,754
MarketAxess Holdings, Inc. (a)	85,600	808,920
		8,186,048
TOTAL DIVERSIFIED FINANCIAL SERVICES		56,032,606
INSURANCE - 27.0%
Insurance Brokers - 0.8%
National Financial Partners Corp. (d)	37,400	1,350,140
Willis Group Holdings Ltd.	19,140	674,494
		2,024,634
Life & Health Insurance - 6.5%
AFLAC, Inc.	65,700	4,029,381
MetLife, Inc.	96,500	5,690,605
Principal Financial Group, Inc.	56,500	3,367,965
Prudential Financial, Inc.	53,900	4,547,543
		17,635,494
Multi-Line Insurance - 8.4%
American International Group, Inc.	320,460	17,676,574
Assurant, Inc.	23,200	1,505,448
Hartford Financial Services Group, Inc.	44,000	3,553,880
		22,735,902
Property & Casualty Insurance - 6.5%
ACE Ltd.	134,600	7,852,564
AMBAC Financial Group, Inc.	13,700	160,564
Argo Group International Holdings, Ltd. (a)	35,211	1,438,017
Aspen Insurance Holdings Ltd.	45,800	1,292,476
Axis Capital Holdings Ltd.	20,800	832,832
First American Corp., California	16,700	727,285
LandAmerica Financial Group, Inc.	3,800	198,208
MBIA, Inc. (d)	37,800	585,900
The Travelers Companies, Inc.	31,800	1,529,580
United America Indemnity Ltd. Class A (a)	66,800	1,370,068
XL Capital Ltd. Class A	31,000	1,395,000
		17,382,494
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 4.8%
Everest Re Group Ltd.	60,200	$ 6,121,738
IPC Holdings Ltd.	45,866	1,180,132
Max Capital Group Ltd.	59,376	1,685,685
Montpelier Re Holdings Ltd.	17,900	306,806
Platinum Underwriters Holdings Ltd.	60,000	2,025,000
RenaissanceRe Holdings Ltd.	30,400	1,732,496
		13,051,857
TOTAL INSURANCE		72,830,381
REAL ESTATE INVESTMENT TRUSTS - 5.6%
Mortgage REITs - 1.7%
Annaly Capital Management, Inc.	164,100	3,236,052
Chimera Investment Corp.	62,000	1,187,300
		4,423,352
Residential REITs - 1.1%
Equity Lifestyle Properties, Inc.	37,900	1,655,093
UDR, Inc.	61,500	1,404,045
		3,059,138
Retail REITs - 2.8%
CBL & Associates Properties, Inc.	22,392	595,179
Developers Diversified Realty Corp.	68,900	2,835,235
General Growth Properties, Inc.	68,600	2,505,272
Simon Property Group, Inc.	19,000	1,698,220
		7,633,906
TOTAL REAL ESTATE INVESTMENT TRUSTS		15,116,396
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Management & Development - 1.1%
Mitsubishi Estate Co. Ltd.	115,000	3,049,939
THRIFTS & MORTGAGE FINANCE - 5.5%
Thrifts & Mortgage Finance - 5.5%
BankUnited Financial Corp. Class A (d)	38,100	225,933
Countrywide Financial Corp.	139,899	973,697
Fannie Mae	135,535	4,589,215
FirstFed Financial Corp. (a)(d)	19,300	809,635
Freddie Mac (d)	137,500	4,178,625
Hudson City Bancorp, Inc.	143,275	2,346,845
Radian Group, Inc. (d)	46,000	420,440
Washington Mutual, Inc.	70,300	1,400,376
		14,944,766
TOTAL COMMON STOCKS (Cost $227,945,727)		259,077,521
Money Market Funds - 14.6%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	13,033,841	$ 13,033,841
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	26,460,554	26,460,554
TOTAL MONEY MARKET FUNDS (Cost $39,494,395)		39,494,395
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $267,440,122)	298,571,916
NET OTHER ASSETS - (10.5)%	(28,257,860)
NET ASSETS - 100%	$ 270,314,056
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $574,525 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 125,087
Fidelity Securities Lending Cash Central Fund	83,133
Total	$ 208,220
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.4%
Bermuda	6.9%
Cayman Islands	3.4%
Switzerland	1.6%
Japan	1.1%
Germany	1.0%
Others (individually less than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,241,075) - See accompanying schedule: Unaffiliated issuers (cost $227,945,727)	$ 259,077,521
Fidelity Central Funds (cost $39,494,395)	39,494,395
Total Investments (cost $267,440,122)		$ 298,571,916
Cash		430,634
Receivable for investments sold		47,863
Receivable for fund shares sold		1,993,731
Dividends receivable		286,580
Distributions receivable from Fidelity Central Funds		40,458
Prepaid expenses		2,682
Other receivables		68
Total assets		301,373,932

Liabilities
Payable for investments purchased	$ 3,122,855
Payable for fund shares redeemed	1,133,820
Accrued management fee	120,749
Distribution fees payable	116,386
Other affiliated payables	80,424
Other payables and accrued expenses	25,088
Collateral on securities loaned, at value	26,460,554
Total liabilities		31,059,876

Net Assets		$ 270,314,056
Net Assets consist of:
Paid in capital		$ 243,018,503
Undistributed net investment income		139,464
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,976,057)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		31,132,146
Net Assets		$ 270,314,056

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($105,449,672 ÷ 6,034,555 shares)	$ 17.47

Maximum offering price per share (100/94.25 of $17.47)	$ 18.54
Class T: Net Asset Value and redemption price per share ($74,397,411 ÷ 4,263,588 shares)	$ 17.45

Maximum offering price per share (100/96.50 of $17.45)	$ 18.08
Class B: Net Asset Value and offering price per share ($35,819,419 ÷ 2,093,307 shares)A	$ 17.11

Class C: Net Asset Value and offering price per share ($46,359,328 ÷ 2,725,578 shares)A	$ 17.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,288,226 ÷ 467,901 shares)	$ 17.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 3,992,260
Income from Fidelity Central Funds		208,220
Total income		4,200,480

Expenses
Management fee	$ 845,980
Transfer agent fees	456,384
Distribution fees	849,506
Accounting and security lending fees	60,807
Custodian fees and expenses	8,437
Independent trustees' compensation	657
Registration fees	29,247
Audit	34,347
Legal	1,037
Interest	3,760
Miscellaneous	895
Total expenses before reductions	2,291,057
Expense reductions	(2,143)	2,288,914
Net investment income (loss)		1,911,566
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	544,476
Foreign currency transactions	(3,082)
Total net realized gain (loss)		541,394
Change in net unrealized appreciation (depreciation) on: Investment securities	(31,953,920)
Assets and liabilities in foreign currencies	3,877
Total change in net unrealized appreciation (depreciation)		(31,950,043)
Net gain (loss)		(31,408,649)
Net increase (decrease) in net assets resulting from operations		$ (29,497,083)

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,911,566	$ 2,504,527
Net realized gain (loss)	541,394	49,174,884
Change in net unrealized appreciation (depreciation)	(31,950,043)	(30,974,733)
Net increase (decrease) in net assets resulting from operations	(29,497,083)	20,704,678
Distributions to shareholders from net investment income	(2,830,304)	(1,993,507)
Distributions to shareholders from net realized gain	(22,361,824)	(54,831,267)
Total distributions	(25,192,128)	(56,824,774)
Share transactions - net increase (decrease)	(5,677,939)	(19,915,758)
Redemption fees	2,486	2,369
Total increase (decrease) in net assets	(60,364,664)	(56,033,485)

Net Assets
Beginning of period	330,678,720	386,712,205
End of period (including undistributed net investment income of $139,464 and undistributed net investment income of $1,282,613, respectively)	$ 270,314,056	$ 330,678,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 21.02	$ 23.34	$ 23.01	$ 22.17	$ 19.98	$ 17.83
Income from Investment Operations
Net investment income (loss) E	.15	.23	.20	.19	.14	.16
Net realized and unrealized gain (loss)	(1.97)	.92	2.02	2.48	2.20	2.07
Total from investment operations	(1.82)	1.15	2.22	2.67	2.34	2.23
Distributions from net investment income	(.27)	(.22)	(.26)	(.07)	(.15)	(.08)
Distributions from net realized gain	(1.46)	(3.25)	(1.63)	(1.76)	-	-
Total distributions	(1.73)	(3.47) J	(1.89)	(1.83)	(.15)	(.08)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.47	$ 21.02	$ 23.34	$ 23.01	$ 22.17	$ 19.98
Total Return B,C,D	(9.43)%	4.54%	10.32%	12.60%	11.76%	12.57%
Ratios to Average Net Assets F,H
Expenses before reductions	1.20% A	1.23%	1.25%	1.26%	1.27%	1.31%
Expenses net of fee waivers, if any	1.20% A	1.23%	1.25%	1.26%	1.27%	1.31%
Expenses net of all reductions	1.20% A	1.22%	1.23%	1.23%	1.25%	1.27%
Net investment income (loss)	1.56% A	1.01%	.87%	.88%	.63%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,450	$ 106,722	$ 85,356	$ 68,012	$ 58,222	$ 57,255
Portfolio turnover rate G	45% A	53%	33%	61%	74%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.47 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.250 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.94	$ 23.26	$ 22.87	$ 22.07	$ 19.90	$ 17.77
Income from Investment Operations
Net investment income (loss) E	.13	.18	.15	.14	.09	.12
Net realized and unrealized gain (loss)	(1.97)	.91	2.02	2.47	2.19	2.07
Total from investment operations	(1.84)	1.09	2.17	2.61	2.28	2.19
Distributions from net investment income	(.19)	(.16)	(.15)	(.05)	(.11)	(.06)
Distributions from net realized gain	(1.46)	(3.25)	(1.63)	(1.76)	-	-
Total distributions	(1.65)	(3.41) J	(1.78)	(1.81)	(.11)	(.06)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.45	$ 20.94	$ 23.26	$ 22.87	$ 22.07	$ 19.90
Total Return B,C,D	(9.50)%	4.25%	10.11%	12.37%	11.49%	12.37%
Ratios to Average Net Assets F,H
Expenses before reductions	1.45% A	1.46%	1.47%	1.48%	1.50%	1.53%
Expenses net of fee waivers, if any	1.45% A	1.46%	1.47%	1.48%	1.50%	1.53%
Expenses net of all reductions	1.45% A	1.46%	1.46%	1.46%	1.48%	1.49%
Net investment income (loss)	1.31% A	.77%	.65%	.66%	.41%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,397	$ 95,426	$ 113,344	$ 128,388	$ 144,887	$ 157,238
Portfolio turnover rate G	45% A	53%	33%	61%	74%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.41 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.44	$ 22.75	$ 22.33	$ 21.65	$ 19.53	$ 17.50
Income from Investment Operations
Net investment income (loss) E	.08	.06	.03	.03	(.02)	.03
Net realized and unrealized gain (loss)	(1.93)	.89	1.97	2.41	2.16	2.03
Total from investment operations	(1.85)	.95	2.00	2.44	2.14	2.06
Distributions from net investment income	(.04)	(.02)	(.01)	-	(.02)	(.03)
Distributions from net realized gain	(1.44)	(3.25)	(1.57)	(1.76)	-	-
Total distributions	(1.48)	(3.26) J	(1.58)	(1.76)	(.02)	(.03)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.11	$ 20.44	$ 22.75	$ 22.33	$ 21.65	$ 19.53
Total Return B,C,D	(9.74)%	3.71%	9.52%	11.78%	10.96%	11.80%
Ratios to Average Net Assets F,H
Expenses before reductions	1.94% A	1.98%	1.99%	2.00%	2.02%	2.03%
Expenses net of fee waivers, if any	1.94% A	1.98%	1.99%	2.00%	2.02%	2.03%
Expenses net of all reductions	1.94% A	1.98%	1.98%	1.98%	2.00%	1.99%
Net investment income (loss)	.82% A	.25%	.13%	.14%	(.11)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,819	$ 64,837	$ 113,652	$ 145,046	$ 179,873	$ 193,373
Portfolio turnover rate G	45% A	53%	33%	61%	74%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.26 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $3.247 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.40	$ 22.74	$ 22.34	$ 21.65	$ 19.53	$ 17.49
Income from Investment Operations
Net investment income (loss) E	.08	.06	.04	.04	(.01)	.04
Net realized and unrealized gain (loss)	(1.92)	.90	1.98	2.42	2.15	2.03
Total from investment operations	(1.84)	.96	2.02	2.46	2.14	2.07
Distributions from net investment income	(.09)	(.05)	(.02)	(.01)	(.02)	(.03)
Distributions from net realized gain	(1.46)	(3.25)	(1.60)	(1.76)	-	-
Total distributions	(1.55)	(3.30) J	(1.62)	(1.77)	(.02)	(.03)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 17.01	$ 20.40	$ 22.74	$ 22.34	$ 21.65	$ 19.53
Total Return B,C,D	(9.73)%	3.75%	9.58%	11.88%	10.96%	11.86%
Ratios to Average Net Assets F,H
Expenses before reductions	1.93% A	1.94%	1.94%	1.95%	1.97%	1.99%
Expenses net of fee waivers, if any	1.93% A	1.94%	1.94%	1.95%	1.97%	1.99%
Expenses net of all reductions	1.93% A	1.94%	1.93%	1.92%	1.95%	1.95%
Net investment income (loss)	.83% A	.29%	.18%	.19%	(.06)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,359	$ 55,219	$ 62,469	$ 72,181	$ 86,199	$ 97,434
Portfolio turnover rate G	45% A	53%	33%	61%	74%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.30 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 21.32	$ 23.63	$ 23.29	$ 22.37	$ 20.17	$ 17.95
Income from Investment Operations
Net investment income (loss) D	.18	.31	.29	.29	.23	.24
Net realized and unrealized gain (loss)	(2.00)	.93	2.05	2.50	2.21	2.09
Total from investment operations	(1.82)	1.24	2.34	2.79	2.44	2.33
Distributions from net investment income	(.33)	(.30)	(.37)	(.11)	(.24)	(.11)
Distributions from net realized gain	(1.46)	(3.25)	(1.63)	(1.76)	-	-
Total distributions	(1.79)	(3.55) I	(2.00)	(1.87)	(.24)	(.11)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 17.71	$ 21.32	$ 23.63	$ 23.29	$ 22.37	$ 20.17
Total Return B,C	(9.29)%	4.88%	10.78%	13.06%	12.18%	13.07%
Ratios to Average Net Assets E,G
Expenses before reductions	.92% A	.89%	.86%	.86%	.88%	.88%
Expenses net of fee waivers, if any	.92% A	.89%	.86%	.86%	.88%	.88%
Expenses net of all reductions	.92% A	.88%	.85%	.84%	.85%	.84%
Net investment income (loss)	1.83% A	1.34%	1.26%	1.28%	1.03%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,288	$ 8,474	$ 11,892	$ 12,629	$ 13,008	$ 14,539
Portfolio turnover rate F	45% A	53%	33%	61%	74%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.55 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 55,032,943
Unrealized depreciation	(25,253,295)
Net unrealized appreciation (depreciation)	$ 29,779,648
Cost for federal income tax purposes	$ 268,792,268

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or

Financial Services

4. Operating Policies - continued

Repurchase Agreements - continued

non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $68,317,770 and $101,998,250, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 133,243	$ 3,369
Class T	.25%	.25%	213,820	22
Class B	.75%	.25%	250,158	187,618
Class C	.75%	.25%	252,285	12,674
			$ 849,506	$ 203,683

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,894
Class T	5,847
Class B*	30,271
Class C*	2,756
$ 69,768

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 161,225.30
Class T	131,773.31
Class B	74,997.30
Class C	72,866.29
Institutional Class	15,523.28
	$ 456,384

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $364 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $448 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $83,133.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,079 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,064

Financial Services

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $95,210.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ 1,429,165	$ 867,686
Class T	833,715	765,107
Class B	103,066	69,445
Class C	241,331	139,125
Institutional Class	223,027	152,144
Total	$ 2,830,304	$ 1,993,507
From net realized gain
Class A	$ 7,600,490	$ 12,753,057
Class T	6,343,916	15,966,933
Class B	3,935,812	15,271,397
Class C	3,829,721	9,173,101
Institutional Class	651,885	1,666,779
Total	$ 22,361,824	$ 54,831,267

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,603,303	2,132,186	$ 30,346,406	$ 48,786,912
Reinvestment of distributions	413,923	548,319	8,063,132	12,292,012
Shares redeemed	(1,059,708)	(1,259,845)	(20,286,911)	(28,919,491)
Net increase (decrease)	957,518	1,420,660	$ 18,122,627	$ 32,159,433
Class T
Shares sold	291,571	372,346	$ 5,442,318	$ 8,558,636
Reinvestment of distributions	344,513	703,948	6,720,713	15,750,996
Shares redeemed	(928,699)	(1,393,386)	(18,082,298)	(31,851,718)
Net increase (decrease)	(292,615)	(317,092)	$ (5,919,267)	$ (7,542,086)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class B
Shares sold	219,885	242,400	$ 3,994,477	$ 5,428,899
Reinvestment of distributions	187,880	609,690	3,607,910	13,365,246
Shares redeemed	(1,486,247)	(2,676,523)	(28,262,637)	(59,803,637)
Net increase (decrease)	(1,078,482)	(1,824,433)	$ (20,660,250)	$ (41,009,492)
Class C
Shares sold	399,193	284,897	$ 7,074,294	$ 6,372,368
Reinvestment of distributions	173,024	345,073	3,293,938	7,545,497
Shares redeemed	(553,303)	(670,985)	(10,367,496)	(14,937,683)
Net increase (decrease)	18,914	(41,015)	$ 736	$ (1,019,818)
Institutional Class
Shares sold	884,822	75,332	$ 17,189,299	$ 1,755,195
Reinvestment of distributions	36,137	56,949	687,993	1,292,278
Shares redeemed	(850,496)	(238,050)	(15,099,077)	(5,551,268)
Net increase (decrease)	70,463	(105,769)	$ 2,778,215	$ (2,503,795)

Financial Services

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,003.40	$ 5.99
HypotheticalA	$ 1,000.00	$ 1,019.15	$ 6.04
Class T
Actual	$ 1,000.00	$ 1,002.00	$ 7.30
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.35
Class B
Actual	$ 1,000.00	$ 1,000.00	$ 9.70
HypotheticalA	$ 1,000.00	$ 1,015.43	$ 9.78
Class C
Actual	$ 1,000.00	$ 999.70	$ 9.65
HypotheticalA	$ 1,000.00	$ 1,015.48	$ 9.73
Institutional Class
Actual	$ 1,000.00	$ 1,004.90	$ 4.54
HypotheticalA	$ 1,000.00	$ 1,020.61	$ 4.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.19%
Class T	1.45%
Class B	1.93%
Class C	1.92%
Institutional Class	.90%

Semiannual Report

Advisor Health Care Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	6.2	7.6
UnitedHealth Group, Inc.	4.8	4.2
Abbott Laboratories	4.2	0.0
Wyeth	3.1	1.7
Allergan, Inc.	3.0	2.7
Thermo Fisher Scientific, Inc.	2.9	2.3
Baxter International, Inc.	2.7	1.0
Bristol-Myers Squibb Co.	2.5	3.2
Becton, Dickinson & Co.	2.5	3.1
Waters Corp.	2.4	0.8
	34.3
Top Industries (% of fund's net assets)
As of January 31, 2008
Pharmaceuticals	25.6%
Health Care Equipment & Supplies	20.3%
Health Care Providers & Services	19.9%
Biotechnology	13.6%
Life Sciences Tools & Services	11.3%
All Others*	9.3%

As of July 31, 2007
Pharmaceuticals	33.6%
Health Care Providers & Services	19.7%
Health Care Equipment & Supplies	15.5%
Biotechnology	11.3%
Life Sciences Tools & Services	9.8%
All Others*	10.1%

* Includes short-term investments and net other assets.

Health Care

Advisor Health Care Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BIOTECHNOLOGY - 13.6%
Biotechnology - 13.6%
3SBio, Inc. sponsored ADR	49,675	$ 553,380
Acorda Therapeutics, Inc. (a)	17,800	451,408
Alexion Pharmaceuticals, Inc. (a)(d)	17,900	1,169,228
Alnylam Pharmaceuticals, Inc. (a)	108,400	3,256,336
Amgen, Inc. (a)(d)	234,700	10,934,673
Amylin Pharmaceuticals, Inc. (a)	46,200	1,369,830
Arena Pharmaceuticals, Inc. (a)	36,600	264,984
Biogen Idec, Inc. (a)	174,025	10,606,824
BioMarin Pharmaceutical, Inc. (a)	125,100	4,636,206
Cephalon, Inc. (a)	21,900	1,437,297
Cepheid, Inc. (a)	22,900	699,366
Cougar Biotechnology, Inc. (a)	13,326	398,581
CSL Ltd.	162,253	4,969,739
CytRx Corp. (a)	163,200	300,288
deCODE genetics, Inc. (a)(d)	237,105	815,641
Genentech, Inc. (a)	111,987	7,860,368
Genmab AS (a)	5,600	338,646
Genzyme Corp. (a)	120,400	9,406,852
Gilead Sciences, Inc. (a)	228,592	10,444,368
Grifols SA	23,723	579,670
GTx, Inc. (a)(d)	107,417	1,191,255
Idera Pharmaceuticals, Inc. (a)(d)	9,100	92,547
ImClone Systems, Inc. (a)	54,100	2,351,727
Indevus Pharmaceuticals, Inc. (a)	58,900	375,193
Isis Pharmaceuticals, Inc. (a)	83,419	1,301,336
MannKind Corp. (a)	30,591	241,669
Millennium Pharmaceuticals, Inc. (a)	113,300	1,718,761
Molecular Insight Pharmaceuticals, Inc. (d)	80,400	682,596
Myriad Genetics, Inc. (a)	14,800	636,548
Omrix Biopharmaceuticals, Inc. (a)	2,500	58,150
Orchid Cellmark, Inc. (a)	46,000	228,620
OREXIGEN Therapeutics, Inc.	15,100	159,305
PDL BioPharma, Inc. (a)	6,900	103,017
Pharmion Corp. (a)	500	34,475
Progenics Pharmaceuticals, Inc. (a)(d)	41,599	679,728
Theravance, Inc. (a)	45,200	891,796
United Therapeutics Corp. (a)	3,700	310,726
Vertex Pharmaceuticals, Inc. (a)	75,261	1,532,314
Zymogenetics, Inc. (a)(d)	18,200	183,638
		83,267,086
CHEMICALS - 1.3%
Diversified Chemicals - 0.9%
Bayer AG	9,100	746,200
Bayer AG sponsored ADR	59,077	4,844,314
		5,590,514

	Shares	Value
Fertilizers & Agricultural Chemicals - 0.4%
Monsanto Co.	10,300	$ 1,158,132
The Mosaic Co. (a)	13,300	1,210,433
		2,368,565
TOTAL CHEMICALS		7,959,079
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Service Corp. International	57,400	690,522
FOOD & STAPLES RETAILING - 0.9%
Drug Retail - 0.9%
A&D Pharma Holdings NV (Reg. S) unit	13,800	297,539
China Nepstar Chain Drugstore Ltd. ADR	17,400	210,714
CVS Caremark Corp.	132,100	5,161,147
		5,669,400
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Bunge Ltd.	27,039	3,203,310
HEALTH CARE EQUIPMENT & SUPPLIES - 20.3%
Health Care Equipment - 16.6%
American Medical Systems Holdings, Inc. (a)(d)	183,300	2,619,357
Aspect Medical Systems, Inc. (a)(d)	237,900	2,988,024
Baxter International, Inc.	269,330	16,359,104
Beckman Coulter, Inc.	12,100	804,650
Becton, Dickinson & Co.	173,862	15,044,279
Boston Scientific Corp. (a)	249,200	3,022,796
C.R. Bard, Inc.	79,179	7,646,316
China Medical Technologies, Inc. sponsored ADR	6,700	319,389
Covidien Ltd.	230,932	10,306,495
Electro-Optical Sciences, Inc. (a)	243,923	1,209,858
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(e)	60,018	127,076
warrants 8/2/12 (a)(e)	16,500	35,482
Gen-Probe, Inc. (a)	63,500	3,629,025
Golden Meditech Co. Ltd.	5,240,000	2,123,566
Hillenbrand Industries, Inc.	18,200	941,304
I-Flow Corp. (a)(d)	174,884	2,500,841
IDEXX Laboratories, Inc. (a)	5,500	310,035
Integra LifeSciences Holdings Corp. (a)(d)	59,385	2,470,416
Intuitive Surgical, Inc. (a)	4,300	1,092,200
Kinetic Concepts, Inc. (a)	2,800	139,384
Medtronic, Inc.	73,200	3,408,924
Mentor Corp.	11,000	380,820
Meridian Bioscience, Inc.	17,300	543,393
Mindray Medical International Ltd. sponsored ADR	38,300	1,306,030
NeuroMetrix, Inc. (a)	64,400	679,420
Orthofix International NV (a)	7,700	421,036
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Quidel Corp. (a)	19,900	$ 313,823
Sirona Dental Systems, Inc. (a)	8,935	246,874
Smith & Nephew PLC	259,900	3,500,853
Smith & Nephew PLC sponsored ADR	52,900	3,562,815
St. Jude Medical, Inc. (a)	142,300	5,764,573
Stryker Corp.	94,700	6,342,059
Symmetry Medical, Inc. (a)	40,846	743,397
The Spectranetics Corp. (a)	64,309	802,576
ThermoGenesis Corp. (a)	123,934	220,603
		101,926,793
Health Care Supplies - 3.7%
Alcon, Inc.	33,391	4,741,522
Cooper Companies, Inc.	19,043	749,913
Haemonetics Corp. (a)	5,400	323,136
Immucor, Inc. (a)	36,300	1,046,892
InfuSystems Holdings, Inc. (a)	453,700	1,837,485
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	83,700	26,784
Inverness Medical Innovations, Inc. (a)	281,744	12,692,567
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	700,000	1,181,412
TranS1, Inc.	3,700	53,983
		22,653,694
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		124,580,487
HEALTH CARE PROVIDERS & SERVICES - 19.9%
Health Care Distributors & Services - 4.1%
Celesio AG	900	53,009
Henry Schein, Inc. (a)	51,800	3,011,134
McKesson Corp.	227,300	14,272,167
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	434,800	7,415,577
United Drug PLC (Ireland)	64,300	373,078
		25,124,965
Health Care Facilities - 1.7%
Acibadem Saglik Hizmetleri AS	325,923	2,294,547
Apollo Hospitals Enterprise Ltd.	103,739	1,311,263
Bumrungrad Hospital PCL (For. Reg.)	130,700	145,420
CVS Group plc	200	933
Emeritus Corp. (a)	135,290	2,996,674
Raffles Medical Group Ltd.	56,000	50,981
Sun Healthcare Group, Inc. (a)	109,825	1,892,285
Universal Health Services, Inc. Class B	16,600	782,358
VCA Antech, Inc. (a)	30,520	1,179,903
		10,654,364
Health Care Services - 4.5%
athenahealth, Inc.	500	15,700
Diagnosticos da America SA	318,500	5,451,981

	Shares	Value
Emergency Medical Services Corp. Class A (a)	100	$ 3,077
Express Scripts, Inc. (a)	145,280	9,804,947
Health Grades, Inc. (a)	356,798	2,048,021
Healthways, Inc. (a)	13,033	733,758
HMS Holdings Corp. (a)	37,400	1,181,840
Laboratory Corp. of America Holdings (a)	15,000	1,108,200
LHC Group, Inc. (a)(d)	86,497	1,994,621
Nighthawk Radiology Holdings, Inc. (a)	291,681	4,637,728
Omnicare, Inc.	31,729	702,480
Rural/Metro Corp. (a)	13,331	37,993
Virtual Radiologic Corp.	4,400	66,616
		27,786,962
Managed Health Care - 9.6%
Health Net, Inc. (a)	135,100	6,280,799
Healthspring, Inc. (a)	10,217	211,390
Humana, Inc. (a)	99,725	8,007,918
Medial Saude SA (a)	348,400	4,000,955
Triple-S Management Corp.	23,066	438,485
UnitedHealth Group, Inc.	576,509	29,309,718
Universal American Financial Corp. (a)	344,694	7,214,445
Wellcare Health Plans, Inc. (a)	20,300	953,897
WellPoint, Inc. (a)	26,000	2,033,200
		58,450,807
TOTAL HEALTH CARE PROVIDERS & SERVICES		122,017,098
HEALTH CARE TECHNOLOGY - 2.0%
Health Care Technology - 2.0%
Allscripts Healthcare Solutions, Inc. (a)	158,747	2,354,218
Cerner Corp. (a)	29,829	1,563,040
Eclipsys Corp. (a)	169,127	4,353,329
HLTH Corp. (a)	325,000	3,636,750
MedAssets, Inc.	18,100	364,715
		12,272,052
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	10,800	359,640
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
WebMD Health Corp. Class A (a)(d)	42,289	1,563,001
LIFE SCIENCES TOOLS & SERVICES - 11.3%
Life Sciences Tools & Services - 11.3%
Affymetrix, Inc. (a)	95,514	1,916,011
AMAG Pharmaceuticals, Inc.	56,801	2,928,660
Applera Corp. - Applied Biosystems Group	87,300	2,752,569
Bruker BioSciences Corp. (a)	314,210	3,220,653
Charles River Laboratories International, Inc. (a)	16,700	1,037,070
Covance, Inc. (a)	22,632	1,882,077
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Dishman Pharmaceuticals and Chemicals Ltd.	139,579	$ 1,131,059
Divi's Laboratories Ltd. (a)	14,168	508,540
Exelixis, Inc. (a)	75,713	554,219
Illumina, Inc. (a)	43,772	2,788,276
Invitrogen Corp. (a)	38,236	3,275,678
Lonza Group AG	6,935	889,953
Luminex Corp. (a)(d)	30,404	455,148
Millipore Corp. (a)	21,120	1,481,568
PAREXEL International Corp. (a)	7,200	391,752
PerkinElmer, Inc.	235,978	5,873,492
Pharmaceutical Product Development, Inc.	37,500	1,626,000
QIAGEN NV (a)	146,100	2,980,440
Techne Corp. (a)	10,135	658,775
Thermo Fisher Scientific, Inc. (a)(d)	347,225	17,878,615
Third Wave Technologies, Inc. (a)	36,700	298,738
Waters Corp. (a)	251,100	14,425,695
Wuxi Pharmatech Cayman, Inc. Sponsored ADR	5,900	148,621
		69,103,609
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	79,800	2,943,822
PERSONAL PRODUCTS - 0.2%
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	46,290	1,103,554
PHARMACEUTICALS - 25.6%
Pharmaceuticals - 25.6%
Abbott Laboratories	452,800	25,492,640
Alembic Ltd.	187,348	303,343
Allergan, Inc. (d)	273,939	18,405,961
Barr Pharmaceuticals, Inc. (a)	109,900	5,735,681
Beijing Med-Pharm Corp. (a)(d)	31,685	265,837
Biodel, Inc.	13,500	240,705
BioForm Medical, Inc.	8,600	60,200
BioMimetic Therapeutics, Inc. (a)	213,662	3,177,154
Bristol-Myers Squibb Co.	653,800	15,161,622
China Shineway Pharmaceutical Group Ltd.	1,830,000	1,253,256
Eczacibasi ILAC Sanayi TAS (a)	82,000	278,500
Elan Corp. PLC sponsored ADR (a)	78,100	1,984,521
Jazz Pharmaceuticals, Inc. (d)	58,691	768,852
Johnson & Johnson	100	6,326
Merck & Co., Inc.	814,800	37,708,941
Nexmed, Inc. (a)	401,447	578,084
Novo Nordisk AS Series B sponsored ADR	54,600	3,426,150
Perrigo Co.	40,800	1,258,272

	Shares	Value
Schering-Plough Corp.	591,400	$ 11,573,698
Shire PLC sponsored ADR	77,300	4,162,605
Simcere Pharmaceutical Group sponsored ADR	26,750	320,733
Sirtris Pharmaceuticals, Inc.	47,200	569,232
Stada Arzneimittel AG	7,300	459,616
Sun Pharmaceutical Industries Ltd.	12,775	368,420
Teva Pharmaceutical Industries Ltd. sponsored ADR	26,900	1,238,476
ULURU, Inc. (a)	24,500	57,330
Wyeth	472,342	18,799,212
XenoPort, Inc. (a)(d)	56,000	3,436,160
		157,091,527
SOFTWARE - 0.1%
Application Software - 0.1%
Nuance Communications, Inc. (a)	35,800	568,862
Systems Software - 0.0%
Quality Systems, Inc.	2,848	86,551
TOTAL SOFTWARE		655,413
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Footwear - 0.1%
China Hongxing Sports Ltd.	658,000	285,582
WATER UTILITIES - 0.5%
Water Utilities - 0.5%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	77,900	3,334,899
TOTAL COMMON STOCKS (Cost $541,619,183)		596,100,081
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 3.79% (b)	13,816,583	13,816,583
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	50,366,933	50,366,933
TOTAL MONEY MARKET FUNDS (Cost $64,183,516)		64,183,516
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $605,802,699)		660,283,597
NET OTHER ASSETS - (7.8)%		(47,602,013)
NET ASSETS - 100%		$ 612,681,584
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,558 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 6
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	17
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 234,508
Fidelity Securities Lending Cash Central Fund	118,990
Total	$ 353,498
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
Brazil	3.3%
Bermuda	2.2%
United Kingdom	1.9%
Germany	1.0%
Others (individually less than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Health Care

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,873,869) - See accompanying schedule: Unaffiliated issuers (cost $541,619,183)	$ 596,100,081
Fidelity Central Funds (cost $64,183,516)	64,183,516
Total Investments (cost $605,802,699)		$ 660,283,597
Cash		15,172
Foreign currency held at value (cost $38,117)		38,123
Receivable for investments sold		15,644,223
Receivable for fund shares sold		794,854
Dividends receivable		549,024
Distributions receivable from Fidelity Central Funds		42,040
Prepaid expenses		1,942
Other receivables		49,529
Total assets		677,418,504

Liabilities
Payable for investments purchased	$ 11,974,485
Payable for fund shares redeemed	1,580,781
Accrued management fee	299,442
Distribution fees payable	289,445
Other affiliated payables	185,360
Other payables and accrued expenses	40,474
Collateral on securities loaned, at value	50,366,933
Total liabilities		64,736,920

Net Assets		$ 612,681,584
Net Assets consist of:
Paid in capital		$ 536,175,324
Accumulated net investment loss		(1,509,141)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,512,955
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,502,446
Net Assets		$ 612,681,584

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($237,211,078 ÷ 11,312,461 shares)	$ 20.97

Maximum offering price per share (100/94.25 of $20.97)	$ 22.25
Class T: Net Asset Value and redemption price per share ($172,135,774 ÷ 8,396,957 shares)	$ 20.50

Maximum offering price per share (100/96.50 of $20.50)	$ 21.24
Class B: Net Asset Value and offering price per share ($84,037,020 ÷ 4,310,295 shares)A	$ 19.50

Class C: Net Asset Value and offering price per share ($98,230,850 ÷ 5,050,369 shares)A	$ 19.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,066,862 ÷ 973,207 shares)	$ 21.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 3,046,888
Interest		4,639
Income from Fidelity Central Funds		353,498
Total income		3,405,025

Expenses
Management fee	$ 1,860,084
Transfer agent fees	1,001,712
Distribution fees	1,827,310
Accounting and security lending fees	123,836
Custodian fees and expenses	60,211
Independent trustees' compensation	1,375
Registration fees	38,282
Audit	30,974
Legal	2,030
Interest	960
Miscellaneous	2,750
Total expenses before reductions	4,949,524
Expense reductions	(35,557)	4,913,967
Net investment income (loss)		(1,508,942)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $41,064)	38,921,983
Foreign currency transactions	(12,146)
Total net realized gain (loss)		38,909,837
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $70,753)	(33,621,860)
Assets and liabilities in foreign currencies	(10,277)
Total change in net unrealized appreciation (depreciation)		(33,632,137)
Net gain (loss)		5,277,700
Net increase (decrease) in net assets resulting from operations		$ 3,768,758

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,508,942)	$ (3,461,354)
Net realized gain (loss)	38,909,837	78,309,606
Change in net unrealized appreciation (depreciation)	(33,632,137)	(16,377,138)
Net increase (decrease) in net assets resulting from operations	3,768,758	58,471,114
Distributions to shareholders from net realized gain	(58,231,092)	(83,314,166)
Share transactions - net increase (decrease)	4,777,886	(46,973,972)
Redemption fees	5,066	16,966
Total increase (decrease) in net assets	(49,679,382)	(71,800,058)

Net Assets
Beginning of period	662,360,966	734,161,024
End of period (including accumulated net investment loss of $1,509,141 and accumulated net investment loss of $199, respectively)	$ 612,681,584	$ 662,360,966

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 22.90	$ 23.77	$ 22.94	$ 18.91	$ 18.29	$ 16.51
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.09)	(.05)	(.05)	- I
Net realized and unrealized gain (loss)	.15	1.91	.96	4.08	.67	1.78
Total from investment operations	.13	1.88	.87	4.03	.62	1.78
Distributions from net realized gain	(2.06)	(2.75)	(.04)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.97	$ 22.90	$ 23.77	$ 22.94	$ 18.91	$ 18.29
Total Return B, C, D	.34%	8.54%	3.79%	21.31%	3.39%	10.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.19% A	1.22%	1.25%	1.28%	1.32%	1.34%
Expenses net of fee waivers, if any	1.19% A	1.22%	1.25%	1.28%	1.32%	1.34%
Expenses net of all reductions	1.17% A	1.21%	1.21%	1.26%	1.29%	1.27%
Net investment income (loss)	(.15)% A	(.14)%	(.38)%	(.22)%	(.26)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 237,211	$ 234,656	$ 199,221	$ 139,158	$ 104,258	$ 108,692
Portfolio turnover rate G	118% A	141%	99%	71%	60%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 22.39	$ 23.26	$ 22.50	$ 18.60	$ 18.03	$ 16.31
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.15)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	.15	1.87	.95	3.99	.66	1.76
Total from investment operations	.10	1.78	.80	3.90	.57	1.72
Distributions from net realized gain	(1.99)	(2.65)	(.04)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 20.50	$ 22.39	$ 23.26	$ 22.50	$ 18.60	$ 18.03
Total Return B, C, D	.20%	8.25%	3.55%	20.97%	3.16%	10.55%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.48%	1.50%	1.53%	1.56%	1.59%
Expenses net of fee waivers, if any	1.45% A	1.48%	1.50%	1.53%	1.56%	1.59%
Expenses net of all reductions	1.44% A	1.47%	1.47%	1.51%	1.53%	1.51%
Net investment income (loss)	(.42)% A	(.40)%	(.63)%	(.47)%	(.51)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,136	$ 186,628	$ 218,280	$ 243,353	$ 243,176	$ 264,115
Portfolio turnover rate G	118% A	141%	99%	71%	60%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 21.29	$ 22.17	$ 21.55	$ 17.91	$ 17.45	$ 15.86
Income from Investment Operations
Net investment income (loss) E	(.10)	(.20)	(.25)	(.19)	(.18)	(.12)
Net realized and unrealized gain (loss)	.16	1.79	.91	3.83	.64	1.71
Total from investment operations	.06	1.59	.66	3.64	.46	1.59
Distributions from net realized gain	(1.85)	(2.47)	(.04)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.50	$ 21.29	$ 22.17	$ 21.55	$ 17.91	$ 17.45
Total Return B, C, D	0.00%	7.66%	3.06%	20.32%	2.64%	10.03%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.99%	2.01%	2.04%	2.06%	2.05%
Expenses net of fee waivers, if any	1.93% A	1.99%	2.01%	2.04%	2.06%	2.05%
Expenses net of all reductions	1.93% A	1.98%	1.98%	2.01%	2.03%	1.98%
Net investment income (loss)	(.91)% A	(.91)%	(1.14)%	(.98)%	(1.01)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,037	$ 113,384	$ 180,364	$ 266,319	$ 285,299	$ 317,906
Portfolio turnover rate G	118% A	141%	99%	71%	60%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 21.29	$ 22.24	$ 21.61	$ 17.94	$ 17.47	$ 15.87
Income from Investment Operations
Net investment income (loss) E	(.09)	(.19)	(.24)	(.17)	(.17)	(.11)
Net realized and unrealized gain (loss)	.14	1.79	.91	3.84	.64	1.71
Total from investment operations	.05	1.60	.67	3.67	.47	1.60
Distributions from net realized gain	(1.89)	(2.55)	(.04)	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 19.45	$ 21.29	$ 22.24	$ 21.61	$ 17.94	$ 17.47
Total Return B, C, D	(.03)%	7.75%	3.10%	20.46%	2.69%	10.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.94%	1.94%	1.97%	2.00%	2.00%
Expenses net of fee waivers, if any	1.92% A	1.94%	1.94%	1.97%	2.00%	2.00%
Expenses net of all reductions	1.91% A	1.93%	1.91%	1.94%	1.97%	1.92%
Net investment income (loss)	(.89)% A	(.86)%	(1.07)%	(.91)%	(.95)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,231	$ 105,519	$ 115,644	$ 131,277	$ 130,184	$ 150,576
Portfolio turnover rate G	118% A	141%	99%	71%	60%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 23.62	$ 24.43	$ 23.48	$ 19.28	$ 18.58	$ 16.70
Income from Investment Operations
Net investment income (loss) D	.02	.05	- H	.04	.03	.06
Net realized and unrealized gain (loss)	.15	1.96	.99	4.16	.67	1.82
Total from investment operations	.17	2.01	.99	4.20	.70	1.88
Distributions from net realized gain	(2.14)	(2.82)	(.04)	-	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 21.65	$ 23.62	$ 24.43	$ 23.48	$ 19.28	$ 18.58
Total Return B, C	.49%	8.90%	4.21%	21.78%	3.77%	11.26%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.88%	.86%	.88%	.91%	.96%
Expenses net of fee waivers, if any	.90% A	.88%	.86%	.88%	.91%	.96%
Expenses net of all reductions	.89% A	.87%	.83%	.85%	.88%	.88%
Net investment income (loss)	.13% A	.19%	.01%	.18%	.14%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,067	$ 22,174	$ 20,652	$ 19,698	$ 20,358	$ 23,364
Portfolio turnover rate F	118% A	141%	99%	71%	60%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Health Care

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 91,230,100
Unrealized depreciation	(38,954,537)
Net unrealized appreciation (depreciation)	$ 52,275,563
Cost for federal income tax purposes	$ 608,008,034

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $384,547,537 and $452,390,682, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 307,239	$ 8,786
Class T	.25%	.25%	470,300	-
Class B	.75%	.25%	516,620	387,465
Class C	.75%	.25%	533,151	24,235
			$ 1,827,310	$ 420,486

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,771
Class T	11,928
Class B*	57,663
Class C*	2,519
$ 91,881

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Health Care

6. Fees and Sales of Investments - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 369,694.30
Class T	293,011.31
Class B	155,668.30
Class C	151,057.28
Institutional Class	32,282.26
	$ 1,001,712

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,572 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,555,000	5.27%	$ 960

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $902 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $118,990.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,906 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,875. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 9,051
Class C	478
Institutional Class	247
$ 9,776

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $196,360.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 21,294,002	$ 23,887,113
Class T	16,323,384	24,697,844
Class B	9,098,608	18,914,669
Class C	9,241,641	13,345,526
Institutional Class	2,273,457	2,469,014
Total	$ 58,231,092	$ 83,314,166

Health Care

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,685,557	3,628,491	$ 38,209,390	$ 84,047,399
Reinvestment of distributions	845,680	919,326	18,560,715	20,489,356
Shares redeemed	(1,467,885)	(2,679,409)	(33,397,421)	(62,216,884)
Net increase (decrease)	1,063,352	1,868,408	$ 23,372,684	$ 42,319,871
Class T
Shares sold	413,137	811,354	$ 9,151,826	$ 18,411,031
Reinvestment of distributions	718,829	1,065,004	15,418,473	23,268,418
Shares redeemed	(1,072,172)	(2,924,887)	(23,791,317)	(66,315,193)
Net increase (decrease)	59,794	(1,048,529)	$ 778,982	$ (24,635,744)
Class B
Shares sold	165,311	416,759	$ 3,471,964	$ 8,968,832
Reinvestment of distributions	400,837	800,087	8,174,993	16,715,113
Shares redeemed	(1,581,038)	(4,028,295)	(33,392,311)	(87,078,801)
Net increase (decrease)	(1,014,890)	(2,811,449)	$ (21,745,354)	$ (61,394,856)
Class C
Shares sold	241,112	498,290	$ 5,013,753	$ 10,716,280
Reinvestment of distributions	358,758	508,339	7,307,934	10,614,471
Shares redeemed	(506,780)	(1,249,593)	(10,704,480)	(26,990,765)
Net increase (decrease)	93,090	(242,964)	$ 1,617,207	$ (5,660,014)
Institutional Class
Shares sold	294,078	415,448	$ 6,933,940	$ 10,086,881
Reinvestment of distributions	64,316	77,688	1,455,613	1,779,821
Shares redeemed	(324,178)	(399,590)	(7,635,186)	(9,469,931)
Net increase (decrease)	34,216	93,546	$ 754,367	$ 2,396,771

Semiannual Report

Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 961.50	$ 5.72
HypotheticalA	$ 1,000.00	$ 1,019.30	$ 5.89
Class T
Actual	$ 1,000.00	$ 960.50	$ 6.95
HypotheticalA	$ 1,000.00	$ 1,018.05	$ 7.15
Class B
Actual	$ 1,000.00	$ 957.70	$ 9.60
HypotheticalA	$ 1,000.00	$ 1,015.33	$ 9.88
Class C
Actual	$ 1,000.00	$ 957.90	$ 9.35
HypotheticalA	$ 1,000.00	$ 1,015.58	$ 9.63
Institutional Class
Actual	$ 1,000.00	$ 963.10	$ 4.29
HypotheticalA	$ 1,000.00	$ 1,020.76	$ 4.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.16%
Class T	1.41%
Class B	1.95%
Class C	1.90%
Institutional Class	.87%

Industrials

Advisor Industrials Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	9.1	9.8
United Technologies Corp.	5.8	7.2
Honeywell International, Inc.	5.0	4.0
Lockheed Martin Corp.	3.7	2.3
Danaher Corp.	2.8	2.6
Siemens AG sponsored ADR	2.2	1.4
The Brink's Co.	2.2	1.4
Raytheon Co.	2.2	2.3
Johnson Controls, Inc.	2.1	1.0
Illinois Tool Works, Inc.	2.0	2.3
	37.1
Top Industries (% of fund's net assets)
As of January 31, 2008
Machinery	20.7%
Aerospace & Defense	19.6%
Industrial Conglomerates	13.3%
Commercial Services & Supplies	11.3%
Electrical Equipment	9.2%
All Others*	25.9%

As of July 31, 2007
Aerospace & Defense	18.8%
Machinery	17.7%
Industrial Conglomerates	16.5%
Road & Rail	8.4%
Electrical Equipment	8.1%
All Others*	30.5%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Industrials Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AEROSPACE & DEFENSE - 19.6%
Aerospace & Defense - 19.6%
Honeywell International, Inc.	309,400	$ 18,276,258
Lockheed Martin Corp.	125,300	13,522,376
Northrop Grumman Corp.	47,900	3,801,344
Raytheon Co.	120,300	7,836,342
The Boeing Co.	83,700	6,962,166
United Technologies Corp.	286,300	21,017,283
		71,415,769
AIR FREIGHT & LOGISTICS - 1.4%
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	54,600	3,032,484
FedEx Corp.	23,700	2,215,476
		5,247,960
AIRLINES - 1.5%
Airlines - 1.5%
Delta Air Lines, Inc. (a)(d)	162,247	2,730,617
UAL Corp.	68,900	2,614,755
		5,345,372
AUTO COMPONENTS - 2.8%
Auto Parts & Equipment - 2.8%
Johnson Controls, Inc.	214,800	7,597,476
WABCO Holdings, Inc.	64,100	2,582,589
		10,180,065
AUTOMOBILES - 1.6%
Automobile Manufacturers - 1.6%
DaimlerChrysler AG	28,900	2,260,847
Fiat SpA	152,600	3,571,144
		5,831,991
BUILDING PRODUCTS - 1.6%
Building Products - 1.6%
Masco Corp. (d)	247,300	5,670,589
CHEMICALS - 2.1%
Specialty Chemicals - 2.1%
Albemarle Corp.	92,000	3,335,920
Nalco Holding Co.	156,800	3,283,392
W.R. Grace & Co. (a)	42,400	959,088
		7,578,400
COMMERCIAL SERVICES & SUPPLIES - 11.3%
Commercial Printing - 0.7%
R.R. Donnelley & Sons Co.	78,900	2,752,821
Diversified Commercial & Professional Services - 4.1%
Cintas Corp.	42,000	1,378,440
Corrections Corp. of America (a)	99,000	2,627,460
Equifax, Inc.	82,900	3,074,761
The Brink's Co.	130,100	7,887,963
		14,968,624

	Shares	Value
Environmental & Facility Services - 5.0%
Allied Waste Industries, Inc. (a)	592,900	$ 5,840,065
Fuel Tech, Inc. (a)(d)	154,279	2,937,472
Waste Connections, Inc. (a)	104,800	3,055,968
Waste Management, Inc.	194,100	6,296,604
		18,130,109
Human Resource & Employment Services - 1.1%
Manpower, Inc.	69,721	3,922,503
Office Services & Supplies - 0.4%
Avery Dennison Corp.	27,900	1,445,778
TOTAL COMMERCIAL SERVICES & SUPPLIES		41,219,835
CONSTRUCTION & ENGINEERING - 3.0%
Construction & Engineering - 3.0%
Chicago Bridge & Iron Co. NV (NY Shares)	81,500	3,625,935
Quanta Services, Inc. (a)	106,534	2,335,225
Shaw Group, Inc. (a)	91,150	5,149,975
		11,111,135
ELECTRICAL EQUIPMENT - 9.2%
Electrical Components & Equipment - 6.2%
Acuity Brands, Inc.	39,700	1,806,747
AMETEK, Inc.	43,100	1,898,124
Cooper Industries Ltd. Class A	111,200	4,952,848
Emerson Electric Co.	102,700	5,221,268
First Solar, Inc. (a)	14,400	2,617,488
Nexans SA	32,200	3,558,958
SolarWorld AG	21,100	935,643
Sunpower Corp. Class A (a)(d)	22,100	1,526,889
		22,517,965
Heavy Electrical Equipment - 3.0%
ABB Ltd. sponsored ADR	136,900	3,422,500
Alstom SA	17,400	3,514,308
Suzlon Energy Ltd.	83,691	658,150
Vestas Wind Systems AS (a)	36,000	3,497,125
		11,092,083
TOTAL ELECTRICAL EQUIPMENT		33,610,048
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)(d)	10,300	848,720
HEALTH CARE PROVIDERS & SERVICES - 0.4%
Health Care Distributors & Services - 0.4%
Henry Schein, Inc. (a)	28,200	1,639,266
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Cerner Corp. (a)	14,100	738,840
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 13.3%
Industrial Conglomerates - 13.3%
General Electric Co.	943,000	$ 33,391,631
Orkla ASA (A Shares)	55,600	736,233
Siemens AG sponsored ADR (d)	63,035	8,181,943
Tyco International Ltd.	162,825	6,408,792
		48,718,599
MACHINERY - 20.7%
Construction & Farm Machinery & Heavy Trucks - 6.4%
Bucyrus International, Inc. Class A	41,400	3,838,194
CNH Global NV	36,300	1,795,398
Cummins, Inc.	113,832	5,495,809
Navistar International Corp. (a)	57,100	2,821,636
Oshkosh Truck Co.	99,608	4,558,062
Terex Corp. (a)	83,900	4,929,964
		23,439,063
Industrial Machinery - 14.3%
Danaher Corp.	137,800	10,259,210
Eaton Corp.	67,200	5,561,472
Flowserve Corp.	58,600	4,812,232
Illinois Tool Works, Inc.	145,500	7,333,200
Ingersoll-Rand Co. Ltd. Class A	151,100	5,971,472
ITT Corp.	96,600	5,740,938
Pall Corp.	69,200	2,552,788
SPX Corp.	49,100	4,939,460
Sulzer AG (Reg.)	4,715	4,985,924
		52,156,696
TOTAL MACHINERY		75,595,759
METALS & MINING - 0.5%
Diversified Metals & Mining - 0.5%
Titanium Metals Corp. (d)	87,100	1,893,554
ROAD & RAIL - 7.9%
Railroads - 2.1%
Norfolk Southern Corp.	69,710	3,791,527
Union Pacific Corp.	32,400	4,050,972
		7,842,499
Trucking - 5.8%
Con-way, Inc.	14,100	686,529
Hertz Global Holdings, Inc. (a)	196,900	2,937,748
J.B. Hunt Transport Services, Inc.	28,200	877,020
Knight Transportation, Inc.	114,800	1,969,968

	Shares	Value
Landstar System, Inc.	104,126	$ 5,209,424
Old Dominion Freight Lines, Inc. (a)	118,136	3,443,664
Ryder System, Inc.	113,600	5,914,016
		21,038,369
TOTAL ROAD & RAIL		28,880,868
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc. Class A (a)	137,205	2,302,300
TOTAL COMMON STOCKS (Cost $347,776,228)		357,829,070
Nonconvertible Bonds - 0.0%
	Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $77,750)	$ 2,690,000	134,500
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	2,086,183	2,086,183
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	23,685,098	23,685,098
TOTAL MONEY MARKET FUNDS (Cost $25,771,281)		25,771,281
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $373,625,259)	383,734,851
NET OTHER ASSETS - (5.0)%	(18,418,491)
NET ASSETS - 100%	$ 365,316,360
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 124,472
Fidelity Securities Lending Cash Central Fund	81,014
Total	$ 205,486
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.0%
Bermuda	4.8%
Germany	3.1%
Switzerland	2.3%
France	2.0%
Netherlands	1.5%
Italy	1.0%
Others (individually less than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Industrials

Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,605,335) - See accompanying schedule: Unaffiliated issuers (cost $347,853,978)	$ 357,963,570
Fidelity Central Funds (cost $25,771,281)	25,771,281
Total Investments (cost $373,625,259)		$ 383,734,851
Receivable for investments sold		14,288,607
Receivable for fund shares sold		1,478,143
Dividends receivable		292,899
Distributions receivable from Fidelity Central Funds		49,525
Prepaid expenses		1,124
Other receivables		1,565
Total assets		399,846,714

Liabilities
Payable for investments purchased	$ 9,505,505
Payable for fund shares redeemed	897,847
Accrued management fee	168,869
Distribution fees payable	147,582
Other affiliated payables	97,696
Other payables and accrued expenses	27,757
Collateral on securities loaned, at value	23,685,098
Total liabilities		34,530,354

Net Assets		$ 365,316,360
Net Assets consist of:
Paid in capital		$ 351,876,540
Undistributed net investment income		181,241
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,147,913
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,110,666
Net Assets		$ 365,316,360

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($169,386,955 ÷ 7,639,762 shares)	$ 22.17

Maximum offering price per share (100/94.25 of $22.17)	$ 23.52
Class T: Net Asset Value and redemption price per share ($73,994,892 ÷ 3,379,089 shares)	$ 21.90

Maximum offering price per share (100/96.50 of $21.90)	$ 22.69
Class B: Net Asset Value and offering price per share ($41,307,792 ÷ 1,965,751 shares)A	$ 21.01

Class C: Net Asset Value and offering price per share ($56,677,182 ÷ 2,691,003 shares)A	$ 21.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,949,539 ÷ 1,046,234 shares)	$ 22.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 2,624,444
Interest		20
Income from Fidelity Central Funds		205,486
Total income		2,829,950

Expenses
Management fee	$ 1,054,918
Transfer agent fees	507,231
Distribution fees	933,354
Accounting and security lending fees	75,483
Custodian fees and expenses	15,783
Independent trustees' compensation	763
Registration fees	41,110
Audit	23,089
Legal	969
Miscellaneous	1,172
Total expenses before reductions	2,653,872
Expense reductions	(5,169)	2,648,703
Net investment income (loss)		181,247
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $46,578)	13,485,583
Foreign currency transactions	(18,296)
Total net realized gain (loss)		13,467,287
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $60)	(30,335,998)
Assets and liabilities in foreign currencies	1,074
Total change in net unrealized appreciation (depreciation)		(30,334,924)
Net gain (loss)		(16,867,637)
Net increase (decrease) in net assets resulting from operations		$ (16,686,390)

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 181,247	$ 348,138
Net realized gain (loss)	13,467,287	35,388,071
Change in net unrealized appreciation (depreciation)	(30,334,924)	31,233,909
Net increase (decrease) in net assets resulting from operations	(16,686,390)	66,970,118
Distributions to shareholders from net investment income	-	(473,352)
Distributions to shareholders from net realized gain	(36,229,639)	(21,383,547)
Total distributions	(36,229,639)	(21,856,899)
Share transactions - net increase (decrease)	63,556,082	61,861,883
Redemption fees	5,593	14,915
Total increase (decrease) in net assets	10,645,646	106,990,017

Net Assets
Beginning of period	354,670,714	247,680,697
End of period (including undistributed net investment income of $181,241 and distributions in excess of net investment income of $6, respectively)	$ 365,316,360	$ 354,670,714

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 25.49	$ 22.16	$ 21.53	$ 18.10	$ 14.15	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.04	.09	.08	.02	(.02)	.06
Net realized and unrealized gain (loss)	(.90)	5.11	1.63	4.35	3.96	1.36
Total from investment operations	(.86)	5.20	1.71	4.37	3.94	1.42
Distributions from net investment income	-	(.06)	-	-	-	(.02)
Distributions from net realized gain	(2.46)	(1.81)	(1.08)	(.94)	-	-
Total distributions	(2.46)	(1.87)	(1.08)	(.94)	-	(.02)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 22.17	$ 25.49	$ 22.16	$ 21.53	$ 18.10	$ 14.15
Total Return B,C,D	(3.85)%	25.13%	8.40%	25.04%	27.92%	11.16%
Ratios to Average Net Assets F,H
Expenses before reductions	1.16% A	1.21%	1.26%	1.34%	1.65%	1.99%
Expenses net of fee waivers, if any	1.16% A	1.21%	1.26%	1.34%	1.50%	1.53%
Expenses net of all reductions	1.15% A	1.21%	1.24%	1.29%	1.47%	1.46%
Net investment income (loss)	.34% A	.38%	.34%	.09%	(.12)%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,387	$ 157,451	$ 99,255	$ 40,264	$ 12,612	$ 4,272
Portfolio turnover rate G	97% A	130%	94%	116%	106%	149%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 25.17	$ 21.86	$ 21.27	$ 17.90	$ 14.02	$ 12.66
Income from Investment Operations
Net investment income (loss) E	.01	.03	.02	(.03)	(.06)	.03
Net realized and unrealized gain (loss)	(.88)	5.05	1.61	4.31	3.93	1.34
Total from investment operations	(.87)	5.08	1.63	4.28	3.87	1.37
Distributions from net investment income	-	(.03)	-	-	-	(.01)
Distributions from net realized gain	(2.40)	(1.74)	(1.04)	(.91)	-	-
Total distributions	(2.40)	(1.77)	(1.04)	(.91)	-	(.01)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 21.90	$ 25.17	$ 21.86	$ 21.27	$ 17.90	$ 14.02
Total Return B,C,D	(3.95)%	24.82%	8.13%	24.78%	27.67%	10.84%
Ratios to Average Net Assets F,H
Expenses before reductions	1.41% A	1.46%	1.49%	1.57%	1.90%	2.25%
Expenses net of fee waivers, if any	1.41% A	1.46%	1.49%	1.57%	1.75%	1.78%
Expenses net of all reductions	1.41% A	1.46%	1.47%	1.52%	1.72%	1.71%
Net investment income (loss)	.09% A	.13%	.11%	(.14)%	(.36)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,995	$ 75,530	$ 55,936	$ 40,126	$ 13,089	$ 5,493
Portfolio turnover rate G	97% A	130%	94%	116%	106%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 24.19	$ 21.02	$ 20.55	$ 17.27	$ 13.61	$ 12.33
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.09)	(.13)	(.14)	(.03)
Net realized and unrealized gain (loss)	(.85)	4.87	1.55	4.17	3.79	1.31
Total from investment operations	(.90)	4.78	1.46	4.04	3.65	1.28
Distributions from net realized gain	(2.28)	(1.61)	(.99)	(.76)	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 21.01	$ 24.19	$ 21.02	$ 20.55	$ 17.27	$ 13.61
Total Return B,C,D	(4.23)%	24.18%	7.54%	24.12%	26.89%	10.38%
Ratios to Average Net Assets F,H
Expenses before reductions	1.95% A	2.00%	2.04%	2.11%	2.37%	2.68%
Expenses net of fee waivers, if any	1.95% A	2.00%	2.04%	2.11%	2.25%	2.25%
Expenses net of all reductions	1.95% A	2.00%	2.02%	2.07%	2.22%	2.18%
Net investment income (loss)	(.45)% A	(.41)%	(.44)%	(.68)%	(.87)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,308	$ 44,330	$ 37,082	$ 32,242	$ 14,722	$ 9,005
Portfolio turnover rate G	97% A	130%	94%	116%	106%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 24.26	$ 21.16	$ 20.68	$ 17.36	$ 13.67	$ 12.39
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.08)	(.12)	(.14)	(.03)
Net realized and unrealized gain (loss)	(.85)	4.88	1.56	4.19	3.82	1.31
Total from investment operations	(.90)	4.80	1.48	4.07	3.68	1.28
Distributions from net realized gain	(2.30)	(1.70)	(1.00)	(.75)	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 21.06	$ 24.26	$ 21.16	$ 20.68	$ 17.36	$ 13.67
Total Return B,C,D	(4.21)%	24.25%	7.59%	24.16%	26.99%	10.33%
Ratios to Average Net Assets F,H
Expenses before reductions	1.90% A	1.94%	1.99%	2.07%	2.28%	2.57%
Expenses net of fee waivers, if any	1.90% A	1.94%	1.99%	2.07%	2.25%	2.25%
Expenses net of all reductions	1.90% A	1.94%	1.97%	2.02%	2.22%	2.18%
Net investment income (loss)	(.40)% A	(.35)%	(.38)%	(.64)%	(.87)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,677	$ 57,862	$ 42,363	$ 20,595	$ 9,507	$ 5,307
Portfolio turnover rate G	97% A	130%	94%	116%	106%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Industrials

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 26.26	$ 22.77	$ 22.06	$ 18.48	$ 14.41	$ 12.96
Income from Investment Operations
Net investment income (loss) D	.08	.16	.16	.07	.02	.09
Net realized and unrealized gain (loss)	(.92)	5.27	1.66	4.46	4.04	1.39
Total from investment operations	(.84)	5.43	1.82	4.53	4.06	1.48
Distributions from net investment income	-	(.13)	-	-	-	(.03)
Distributions from net realized gain	(2.53)	(1.81)	(1.11)	(.95)	-	-
Total distributions	(2.53)	(1.94)	(1.11)	(.95)	-	(.03)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	- H
Net asset value, end of period	$ 22.89	$ 26.26	$ 22.77	$ 22.06	$ 18.48	$ 14.41
Total Return B,C	(3.69)%	25.53%	8.73%	25.41%	28.24%	11.46%
Ratios to Average Net Assets E,G
Expenses before reductions	.87% A	.92%	.91%	1.06%	1.38%	1.55%
Expenses net of fee waivers, if any	.87% A	.92%	.91%	1.06%	1.25%	1.25%
Expenses net of all reductions	.87% A	.91%	.89%	1.01%	1.22%	1.18%
Net investment income (loss)	.63% A	.67%	.69%	.37%	.13%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,950	$ 19,498	$ 13,043	$ 4,379	$ 1,490	$ 1,156
Portfolio turnover rate F	97% A	130%	94%	116%	106%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Industrials

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,705,110
Unrealized depreciation	(26,279,893)
Net unrealized appreciation (depreciation)	$ 9,425,217
Cost for federal income tax purposes	$ 374,309,634

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $207,084,220 and $182,166,086, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 215,813	$ 15,603
Class T	.25%	.25%	192,692	-
Class B	.75%	.25%	223,518	167,638
Class C	.75%	.25%	301,331	68,454
			$ 933,354	$ 251,695

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 104,635
Class T	9,830
Class B*	31,902
Class C*	3,040
$ 149,407

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 229,632.27
Class T	103,125.27
Class B	68,910.31
Class C	77,767.26
Institutional Class	27,797.23
	$ 507,231

* Annualized

Industrials

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,926 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $477 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $81,014.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,879 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,789. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 501

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $9,115.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ -	$ 317,175
Class T	-	81,458
Institutional Class	-	74,719
Total	$ -	$ 473,352
From net realized gain
Class A	$ 16,681,958	$ 9,177,798
Class T	7,329,612	4,598,164
Class B	4,260,086	2,897,402
Class C	5,759,701	3,663,404
Institutional Class	2,198,282	1,046,779
Total	$ 36,229,639	$ 21,383,547

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,900,071	3,210,590	$ 46,285,461	$ 74,239,252
Reinvestment of distributions	645,527	397,118	15,366,127	8,609,345
Shares redeemed	(1,082,770)	(1,910,674)	(25,693,196)	(44,327,457)
Net increase (decrease)	1,462,828	1,697,034	$ 35,958,392	$ 38,521,140
Class T
Shares sold	460,530	851,649	$ 11,015,906	$ 19,483,528
Reinvestment of distributions	292,360	204,709	6,876,189	4,388,662
Shares redeemed	(374,663)	(614,792)	(8,647,912)	(14,036,675)
Net increase (decrease)	378,227	441,566	$ 9,244,183	$ 9,835,515
Class B
Shares sold	227,618	490,419	$ 5,245,486	$ 10,776,085
Reinvestment of distributions	159,890	118,628	3,612,025	2,452,560
Shares redeemed	(254,224)	(540,505)	(5,732,609)	(11,926,256)
Net increase (decrease)	133,284	68,542	$ 3,124,902	$ 1,302,389
Class C
Shares sold	499,024	809,623	$ 11,520,936	$ 17,844,285
Reinvestment of distributions	198,290	135,846	4,489,227	2,814,613
Shares redeemed	(391,622)	(562,223)	(8,754,715)	(12,468,615)
Net increase (decrease)	305,692	383,246	$ 7,255,448	$ 8,190,283
Institutional Class
Shares sold	461,195	466,987	$ 11,760,754	$ 11,092,441
Reinvestment of distributions	66,827	33,033	1,640,412	737,185
Shares redeemed	(224,211)	(330,519)	(5,428,009)	(7,817,070)
Net increase (decrease)	303,811	169,501	$ 7,973,157	$ 4,012,556

Industrials

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 844.80	$ 5.56
HypotheticalA	$ 1,000.00	$ 1,019.10	$ 6.09
Class T
Actual	$ 1,000.00	$ 843.70	$ 6.72
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.35
Class B
Actual	$ 1,000.00	$ 841.40	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.83
Class C
Actual	$ 1,000.00	$ 841.50	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.83
Institutional Class
Actual	$ 1,000.00	$ 845.70	$ 4.22
HypotheticalA	$ 1,000.00	$ 1,020.56	$ 4.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.20%
Class T	1.45%
Class B	1.94%
Class C	1.94%
Institutional Class	.91%

Semiannual Report

Advisor Technology Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	10.7	2.8
Nintendo Co. Ltd.	7.5	1.4
Nokia Corp. sponsored ADR	4.5	0.5
Google, Inc. Class A (sub. vtg.)	3.5	5.9
Marvell Technology Group Ltd.	3.1	5.1
Apple, Inc.	3.0	4.3
High Tech Computer Corp.	2.4	0.2
Mindray Medical International Ltd. sponsored ADR	2.3	0.0
Research In Motion Ltd.	2.0	2.5
Corning, Inc.	2.0	0.9
	41.0
Top Industries (% of fund's net assets)
As of January 31, 2008
Communications Equipment	30.0%
Semiconductors & Semiconductor Equipment	22.0%
Software	19.4%
Computers & Peripherals	8.6%
Internet Software & Services	6.6%
All Others*	13.4%

As of July 31, 2007
Semiconductors & Semiconductor Equipment	32.0%
Communications Equipment	24.9%
Computers & Peripherals	12.0%
Internet Software & Services	9.5%
Software	9.1%
All Others*	12.5%

* Includes short-term investments and net other assets.

Technology

Advisor Technology Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Commercial & Professional Services - 0.5%
China Security & Surveillance Technology, Inc. (a)(c)	185,939	$ 2,941,555
COMMUNICATIONS EQUIPMENT - 29.8%
Communications Equipment - 29.8%
ADVA AG Optical Networking (a)	442,449	1,518,090
Airvana, Inc.	223,413	1,168,450
Arris Group, Inc. (a)	88,400	777,036
Aruba Networks, Inc.	9,800	92,708
AudioCodes Ltd. (a)	557,550	2,614,910
Balda AG (a)(c)	111,500	956,848
Cisco Systems, Inc. (a)	2,779,100	68,087,949
Comtech Group, Inc. (a)	450,667	4,849,177
Comverse Technology, Inc. (a)	326,000	5,330,100
Corning, Inc. (c)	526,200	12,665,634
Delta Networks, Inc.	1,875,000	541,042
F5 Networks, Inc. (a)	123,600	2,908,308
Finisar Corp. (a)	1,025,471	1,640,754
Foxconn International Holdings Ltd. (a)	1,756,000	2,896,096
Harris Stratex Networks, Inc. Class A (a)	190,600	2,075,634
Infinera Corp.	111,700	1,138,223
Juniper Networks, Inc. (a)	257,846	7,000,519
Mogem Co. Ltd.	309,043	1,052,681
Nokia Corp. sponsored ADR	770,000	28,451,500
Opnext, Inc.	102,700	529,932
Optium Corp. (a)	158,400	1,094,544
OZ Optics Ltd. unit (d)	68,000	821,100
Powerwave Technologies, Inc. (a)	1,060,700	4,030,660
QUALCOMM, Inc.	156,500	6,638,730
RADWARE Ltd. (a)	79,000	1,105,210
Research In Motion Ltd. (a)	136,210	12,787,396
Riverbed Technology, Inc. (a)	73,800	1,649,430
SIM Technology Group	5,180,000	856,972
Sonus Networks, Inc. (a)(c)	2,178,200	8,908,838
Starent Networks Corp.	455,212	5,626,420
		189,814,891
COMPUTERS & PERIPHERALS - 8.6%
Computer Hardware - 6.2%
3PAR, Inc.	5,900	46,787
Apple, Inc. (a)	143,155	19,377,461
Foxconn Technology Co. Ltd.	78,000	447,335
Hewlett-Packard Co.	87,100	3,810,625
High Tech Computer Corp.	795,600	14,998,429
Palm, Inc.	170,500	924,110
		39,604,747
Computer Storage & Peripherals - 2.4%
ASUSTeK Computer, Inc.	1,127,278	2,939,569
Innolux Display Corp.	639,171	1,371,923

	Shares	Value
Netezza Corp.	207,700	$ 2,035,460
Network Appliance, Inc. (a)	116,500	2,705,130
Synaptics, Inc. (a)	238,800	6,328,200
		15,380,282
TOTAL COMPUTERS & PERIPHERALS		54,985,029
DIVERSIFIED CONSUMER SERVICES - 1.4%
Education Services - 1.4%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	155,000	8,780,750
ELECTRICAL EQUIPMENT - 2.9%
Electrical Components & Equipment - 2.9%
First Solar, Inc. (a)	29,800	5,416,746
JA Solar Holdings Co. Ltd. ADR	71,400	3,629,262
Neo-Neon Holdings Ltd.	4,976,000	3,031,247
Q-Cells AG (a)	1,200	112,918
Seoul Semiconductor Co. Ltd.	26,639	396,544
Sunpower Corp. Class A (a)	29,200	2,017,428
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	68,200	3,732,586
		18,336,731
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
Electronic Equipment & Instruments - 0.5%
Chi Mei Optoelectronics Corp.	1,723,920	2,032,377
Cyntec Co. Ltd.	504,637	466,868
ENE Technology, Inc.	66,000	151,700
TXC Corp.	444,000	575,904
		3,226,849
Technology Distributors - 1.5%
Ingram Micro, Inc. Class A (a)	119,400	2,122,932
Mellanox Technologies Ltd.	193,800	3,067,854
Mingyuan Medicare Development Co. Ltd. (c)	26,750,000	4,151,037
		9,341,823
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		12,568,672
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Health Care Equipment - 2.5%
Golden Meditech Co. Ltd.	3,380,000	1,369,781
Mindray Medical International Ltd. sponsored ADR	437,900	14,932,390
		16,302,171
Health Care Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	356,000	600,832
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		16,903,003
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	600	18,840
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 2.1%
Hotels, Resorts & Cruise Lines - 2.1%
Ctrip.com International Ltd. sponsored ADR	177,100	$ 8,086,386
Home Inns & Hotels Management, Inc. ADR (a)(c)	194,700	5,449,653
		13,536,039
HOUSEHOLD DURABLES - 0.6%
Consumer Electronics - 0.6%
Harman International Industries, Inc.	65,900	3,068,963
TomTom Group BV (a)	12,900	712,100
		3,781,063
INTERNET SOFTWARE & SERVICES - 6.6%
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	167,900	5,070,580
Alibaba.com Ltd.	738,000	1,747,171
DealerTrack Holdings, Inc. (a)	12,300	331,608
Google, Inc. Class A (sub. vtg.) (a)	39,750	22,430,925
Greenfield Online, Inc. (a)	89,700	1,153,542
LivePerson, Inc. (a)	454,600	1,772,940
Omniture, Inc. (a)	262,108	6,479,310
Tencent Holdings Ltd.	555,000	3,277,706
		42,263,782
IT SERVICES - 0.8%
Data Processing & Outsourced Services - 0.6%
ExlService Holdings, Inc. (a)(c)	88,900	1,687,322
WNS Holdings Ltd. ADR (a)	114,500	1,993,445
		3,680,767
IT Consulting & Other Services - 0.2%
RightNow Technologies, Inc. (a)	170,648	1,745,729
TOTAL IT SERVICES		5,426,496
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Hi-P International Ltd.	2,622,000	767,911
Shin Zu Shing Co. Ltd.	135,000	595,031
		1,362,942
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.0%
Semiconductor Equipment - 6.6%
Applied Materials, Inc.	626,800	11,232,256
ASML Holding NV (NY Shares) (a)	185,300	4,927,127
Cymer, Inc. (a)	89,400	2,414,694
Global Unichip Corp.	362,807	1,651,120
Lam Research Corp. (a)	18,300	702,537
LTX Corp. (a)	400,965	1,082,606
MEMC Electronic Materials, Inc. (a)	22,300	1,593,558
MEMSIC, Inc.	75,700	522,330

	Shares	Value
Tessera Technologies, Inc. (a)(c)	197,300	$ 7,728,241
Varian Semiconductor Equipment Associates, Inc. (a)	318,400	10,255,664
		42,110,133
Semiconductors - 15.4%
Advanced Analog Technology, Inc.	554,500	1,527,990
Advanced Micro Devices, Inc. (a)(c)	357,236	2,729,283
Advanced Semiconductor Engineering, Inc. sponsored ADR (c)	373,000	1,588,980
Amkor Technology, Inc. (a)	215,600	1,647,184
Anpec Electronics Corp.	192,677	363,482
Applied Micro Circuits Corp. (a)	173,250	1,391,198
Atheros Communications, Inc. (a)	222,400	6,073,744
AuthenTec, Inc. (c)	154,900	1,928,505
Bright Led Electronics Corp.	170,000	321,432
Broadcom Corp. Class A (a)	344,122	7,598,214
Cavium Networks, Inc.	357,331	6,828,595
Cypress Semiconductor Corp. (a)	576,300	12,246,375
Diodes, Inc. (a)	29,100	673,665
Elan Microelectronics Corp.	195,000	252,778
Epistar Corp.	1,749,913	4,192,502
Faraday Technology Corp.	283,000	441,519
Formosa Epitaxy, Inc. (a)	1,120,000	692,670
Global Mixed-mode Technology, Inc.	400,900	1,792,755
Hittite Microwave Corp. (a)	63,600	2,532,552
Intersil Corp. Class A	27,100	624,113
Marvell Technology Group Ltd. (a)	1,668,800	19,808,656
MediaTek, Inc.	99,000	986,202
Microchip Technology, Inc.	84,200	2,686,822
Mindspeed Technologies, Inc. (a)	2,939,215	2,401,339
MoSys, Inc. (a)	32,100	116,523
Omnivision Technologies, Inc. (a)(c)	151,600	2,146,656
PLX Technology, Inc. (a)	45,400	318,708
PMC-Sierra, Inc. (a)	350,065	1,641,805
Powertech Technology, Inc.	547,000	1,599,362
Richtek Technology Corp.	512,850	3,538,407
Silicon Laboratories, Inc. (a)	46,400	1,449,536
Siliconware Precision Industries Co. Ltd. sponsored ADR	214,300	1,658,682
Spreadtrum Communications, Inc. ADR (c)	7,100	67,450
Taiwan Semiconductor Co. Ltd.	704,000	617,686
Taiwan Semiconductor Manufacturing Co. Ltd.	4,449	8,335
Xilinx, Inc.	173,900	3,803,193
		98,296,898
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		140,407,031
SOFTWARE - 19.4%
Application Software - 4.5%
Ansys, Inc. (a)	61,700	2,153,947
BladeLogic, Inc.	71,563	1,175,780
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Cadence Design Systems, Inc. (a)	92,500	$ 938,875
Callidus Software, Inc. (a)	499,298	2,461,539
Concur Technologies, Inc. (a)	137,000	4,803,220
Global Digital Creations Holdings Ltd. (a)	7,908,000	1,288,006
Longtop Financial Technologies Ltd. ADR	91,100	1,662,575
Mentor Graphics Corp. (a)	66,300	546,975
Salesforce.com, Inc. (a)	122,400	6,399,072
Smith Micro Software, Inc. (a)(c)	485,900	3,658,827
SuccessFactors, Inc.	5,200	46,852
Synopsys, Inc. (a)	52,500	1,156,050
Ulticom, Inc. (a)	359,426	2,569,896
		28,861,614
Home Entertainment Software - 10.7%
Activision, Inc. (a)	275,100	7,116,837
Nintendo Co. Ltd.	97,200	48,016,802
Nintendo Co. Ltd. ADR	66,100	4,081,675
Take-Two Interactive Software, Inc. (a)	202,100	3,322,524
THQ, Inc. (a)	323,840	5,832,358
		68,370,196
Systems Software - 4.2%
Allot Communications Ltd. (a)	100,000	397,000
Microsoft Corp.	101,900	3,321,940
Moldflow Corp. (a)	37,300	487,138
Oracle Corp. (a)	311,000	6,391,050
Sandvine Corp. (a)	1,239,900	4,608,467
Sandvine Corp. (U.K.) (a)	1,078,100	3,972,903
VMware, Inc. Class A (c)	128,600	7,285,190
		26,463,688
TOTAL SOFTWARE		123,695,498
TOTAL COMMON STOCKS (Cost $790,523,404)		634,822,322
Convertible Bonds - 0.2%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	1,135,877
Money Market Funds - 3.9%
	Shares
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c) (Cost $24,956,475)	24,956,475	24,956,475
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Obligations) # (Cost $6,794,000)	$ 6,794,319	$ 6,794,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $823,543,879)	667,708,674
NET OTHER ASSETS - (4.7)%	(29,866,978)
NET ASSETS - 100%	$ 637,841,696
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security is on loan at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $821,100 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,794,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 1,483,191
Barclays Capital, Inc.	2,139,076
ING Financial Markets LLC	3,171,733
$ 6,794,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 72,759
Fidelity Securities Lending Cash Central Fund	302,719
Total	$ 375,478
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	60.2%
Japan	8.2%
Cayman Islands	7.8%
Taiwan	7.1%
Finland	4.5%
Bermuda	4.1%
Canada	3.4%
China	1.4%
Israel	1.2%
Others (individually less than 1%)	2.1%
100.0%
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $1,419,316,323 of which $919,509,540 and $499,806,783 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Technology

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,230,139 and repurchase agreements of $6,794,000) - See accompanying schedule: Unaffiliated issuers (cost $798,587,404)	$ 642,752,199
Fidelity Central Funds (cost $24,956,475)	24,956,475
Total Investments (cost $823,543,879)		$ 667,708,674
Cash		933
Receivable for investments sold		37,104,775
Receivable for fund shares sold		1,177,320
Dividends receivable		13,563
Interest receivable		785
Distributions receivable from Fidelity Central Funds		73,818
Prepaid expenses		2,456
Other receivables		73,660
Total assets		706,155,984

Liabilities
Payable for investments purchased	$ 24,825,142
Payable for fund shares redeemed	2,139,876
Accrued management fee	316,046
Distribution fees payable	276,775
Notes payable to affiliates	15,532,000
Other affiliated payables	219,607
Other payables and accrued expenses	48,367
Collateral on securities loaned, at value	24,956,475
Total liabilities		68,314,288

Net Assets		$ 637,841,696
Net Assets consist of:
Paid in capital		$ 2,174,101,231
Accumulated net investment loss		(4,124,505)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,376,300,032)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(155,834,998)
Net Assets		$ 637,841,696

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($268,850,599 ÷ 15,487,178 shares)	$ 17.36

Maximum offering price per share (100/94.25 of $17.36)	$ 18.42
Class T: Net Asset Value and redemption price per share ($210,786,409 ÷ 12,435,352 shares)	$ 16.95

Maximum offering price per share (100/96.50 of $16.95)	$ 17.56
Class B: Net Asset Value and offering price per share ($66,193,881 ÷ 4,118,866 shares)A	$ 16.07

Class C: Net Asset Value and offering price per share ($70,718,762 ÷ 4,381,106 shares)A	$ 16.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,292,045 ÷ 1,183,963 shares)	$ 17.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 1,112,657
Interest		5,307
Income from Fidelity Central Funds (including $302,719 from security lending)		375,478
Total income		1,493,442

Expenses
Management fee	$ 2,197,058
Transfer agent fees	1,222,234
Distribution fees	1,959,982
Accounting and security lending fees	141,022
Custodian fees and expenses	87,817
Independent trustees' compensation	1,638
Registration fees	35,782
Audit	34,427
Legal	3,076
Interest	8,072
Miscellaneous	3,025
Total expenses before reductions	5,694,133
Expense reductions	(76,474)	5,617,659
Net investment income (loss)		(4,124,217)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,951,897
Foreign currency transactions	(10,619)
Total net realized gain (loss)		47,941,278
Change in net unrealized appreciation (depreciation) on: Investment securities	(164,263,370)
Assets and liabilities in foreign currencies	(1,324)
Total change in net unrealized appreciation (depreciation)		(164,264,694)
Net gain (loss)		(116,323,416)
Net increase (decrease) in net assets resulting from operations		$ (120,447,633)

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,124,217)	$ (9,596,456)
Net realized gain (loss)	47,941,278	101,139,166
Change in net unrealized appreciation (depreciation)	(164,264,694)	120,841,656
Net increase (decrease) in net assets resulting from operations	(120,447,633)	212,384,366
Share transactions - net increase (decrease)	(21,914,211)	(169,547,974)
Redemption fees	20,193	20,415
Total increase (decrease) in net assets	(142,341,651)	42,856,807

Net Assets
Beginning of period	780,183,347	737,326,540
End of period (including accumulated net investment loss of $4,124,505 and accumulated net investment loss of $288, respectively)	$ 637,841,696	$ 780,183,347

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.55	$ 15.59	$ 16.16	$ 13.98	$ 13.36	$ 10.03
Income from Investment Operations
Net investment income (loss) E	(.08)	(.17)	(.15)	.02 H	(.17)	(.11)
Net realized and unrealized gain (loss)	(3.11)	5.13	(.42)	2.24	.79	3.44
Total from investment operations	(3.19)	4.96	(.57)	2.26	.62	3.33
Distributions from net investment income	-	-	-	(.08)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 17.36	$ 20.55	$ 15.59	$ 16.16	$ 13.98	$ 13.36
Total Return B,C,D	(15.52)%	31.82%	(3.53)%	16.20%	4.64%	33.20%
Ratios to Average Net Assets F,I
Expenses before reductions	1.20% A	1.25%	1.30%	1.37%	1.44%	1.70%
Expenses net of fee waivers, if any	1.20% A	1.25%	1.30%	1.37%	1.44%	1.59%
Expenses net of all reductions	1.17% A	1.24%	1.20%	1.26%	1.35%	1.38%
Net investment income (loss)	(.80)% A	(.91)%	(.88)%	.12% H	(1.10)%	(1.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,851	$ 309,105	$ 189,054	$ 144,970	$ 123,389	$ 123,604
Portfolio turnover rate G	236% A	208%	258%	180%	105%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.09	$ 15.28	$ 15.88	$ 13.76	$ 13.17	$ 9.91
Income from Investment Operations
Net investment income (loss) E	(.11)	(.21)	(.19)	(.02) H	(.19)	(.14)
Net realized and unrealized gain (loss)	(3.03)	5.02	(.41)	2.21	.78	3.40
Total from investment operations	(3.14)	4.81	(.60)	2.19	.59	3.26
Distributions from net investment income	-	-	-	(.07)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 16.95	$ 20.09	$ 15.28	$ 15.88	$ 13.76	$ 13.17
Total Return B,C,D	(15.63)%	31.48%	(3.78)%	15.94%	4.48%	32.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.45% A	1.51%	1.55%	1.60%	1.62%	1.85%
Expenses net of fee waivers, if any	1.45% A	1.51%	1.55%	1.60%	1.62%	1.83%
Expenses net of all reductions	1.43% A	1.49%	1.44%	1.48%	1.53%	1.63%
Net investment income (loss)	(1.05)% A	(1.16)%	(1.13)%	(.11)% H	(1.28)%	(1.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,786	$ 260,339	$ 260,966	$ 315,930	$ 363,399	$ 367,257
Portfolio turnover rate G	236% A	208%	258%	180%	105%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 19.10	$ 14.59	$ 15.24	$ 13.25	$ 12.76	$ 9.64
Income from Investment Operations
Net investment income (loss) E	(.15)	(.28)	(.27)	(.09) H	(.27)	(.17)
Net realized and unrealized gain (loss)	(2.88)	4.79	(.38)	2.12	.76	3.29
Total from investment operations	(3.03)	4.51	(.65)	2.03	.49	3.12
Distributions from net investment income	-	-	-	(.04)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 16.07	$ 19.10	$ 14.59	$ 15.24	$ 13.25	$ 12.76
Total Return B,C,D	(15.86)%	30.91%	(4.27)%	15.33%	3.84%	32.37%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	2.01%	2.05%	2.13%	2.21%	2.38%
Expenses net of fee waivers, if any	1.94% A	2.01%	2.05%	2.13%	2.21%	2.25%
Expenses net of all reductions	1.92% A	2.00%	1.94%	2.02%	2.12%	2.05%
Net investment income (loss)	(1.55)% A	(1.67)%	(1.63)%	(.65)% H	(1.87)%	(1.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,194	$ 102,655	$ 192,790	$ 309,020	$ 355,927	$ 391,832
Portfolio turnover rate G	236% A	208%	258%	180%	105%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.64)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 19.18	$ 14.66	$ 15.31	$ 13.31	$ 12.80	$ 9.67
Income from Investment Operations
Net investment income (loss) E	(.15)	(.29)	(.27)	(.08) H	(.26)	(.17)
Net realized and unrealized gain (loss)	(2.89)	4.81	(.38)	2.12	.77	3.30
Total from investment operations	(3.04)	4.52	(.65)	2.04	.51	3.13
Distributions from net investment income	-	-	-	(.04)	-	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 16.14	$ 19.18	$ 14.66	$ 15.31	$ 13.31	$ 12.80
Total Return B,C,D	(15.85)%	30.83%	(4.25)%	15.34%	3.98%	32.37%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	2.01%	2.05%	2.10%	2.13%	2.28%
Expenses net of fee waivers, if any	1.94% A	2.01%	2.05%	2.10%	2.13%	2.25%
Expenses net of all reductions	1.92% A	1.99%	1.94%	1.99%	2.04%	2.05%
Net investment income (loss)	(1.55)% A	(1.66)%	(1.63)%	(.61)% H	(1.79)%	(1.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,719	$ 86,974	$ 82,835	$ 108,287	$ 125,926	$ 139,654
Portfolio turnover rate G	236% A	208%	258%	180%	105%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 21.26	$ 16.07	$ 16.60	$ 14.32	$ 13.61	$ 10.15
Income from Investment Operations
Net investment income (loss) D	(.06)	(.11)	(.09)	.09 G	(.09)	(.05)
Net realized and unrealized gain (loss)	(3.22)	5.30	(.44)	2.30	.80	3.51
Total from investment operations	(3.28)	5.19	(.53)	2.39	.71	3.46
Distributions from net investment income	-	-	-	(.11)	-	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 17.98	$ 21.26	$ 16.07	$ 16.60	$ 14.32	$ 13.61
Total Return B,C	(15.43)%	32.30%	(3.19)%	16.73%	5.22%	34.09%
Ratios to Average Net Assets E,H
Expenses before reductions	.91% A	.93%	.90%	.92%	.93%	.99%
Expenses net of fee waivers, if any	.91% A	.93%	.90%	.92%	.93%	.99%
Expenses net of all reductions	.89% A	.92%	.80%	.81%	.84%	.79%
Net investment income (loss)	(.51)% A	(.59)%	(.49)%	.57% G	(.59)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,292	$ 21,111	$ 11,681	$ 11,640	$ 10,984	$ 11,511
Portfolio turnover rate F	236% A	208%	258%	180%	105%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Technology

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 22,276,055
Unrealized depreciation	(181,623,293)
Net unrealized appreciation (depreciation)	$ (159,347,238)
Cost for federal income tax purposes	$ 827,055,912

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $929,762,380 and $956,887,405, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 402,371	$ 11,107
Class T	.25%	.25%	652,410	-
Class B	.75%	.25%	466,567	349,926
Class C	.75%	.25%	438,634	25,327
			$ 1,959,982	$ 386,360

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,935
Class T	13,518
Class B*	44,611
Class C*	3,749
$ 101,813

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 499,038.31
Class T	407,933.31
Class B	144,159.31
Class C	135,850.31
Institutional Class	35,254.28
	$ 1,222,234

* Annualized

Technology

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,783 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,130,000	4.53%	$ 8,072

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,044 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $68,011 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6,307
Class B	502
Class C	1,238
Institutional Class	416
$ 8,463

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $258,686.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	2,629,593	7,888,385	$ 55,246,092	$ 145,922,304
Shares redeemed	(2,182,096)	(4,978,587)	(44,675,478)	(92,460,573)
Net increase (decrease)	447,497	2,909,798	$ 10,570,614	$ 53,461,731
Class T
Shares sold	1,326,161	1,926,573	$ 27,323,427	$ 34,966,338
Shares redeemed	(1,846,396)	(6,053,307)	(37,111,253)	(109,073,221)
Net increase (decrease)	(520,235)	(4,126,734)	$ (9,787,826)	$ (74,106,883)
Class B
Shares sold	289,808	357,014	$ 5,630,459	$ 6,182,320
Shares redeemed	(1,546,226)	(8,194,716)	(30,083,371)	(140,978,328)
Net increase (decrease)	(1,256,418)	(7,837,702)	$ (24,452,912)	$ (134,796,008)
Class C
Shares sold	380,719	490,290	$ 7,562,330	$ 8,483,174
Shares redeemed	(533,581)	(1,608,094)	(10,172,311)	(27,833,773)
Net increase (decrease)	(152,862)	(1,117,804)	$ (2,609,981)	$ (19,350,599)
Institutional Class
Shares sold	407,388	640,632	$ 8,867,277	$ 12,507,491
Shares redeemed	(216,397)	(374,535)	(4,501,383)	(7,263,706)
Net increase (decrease)	190,991	266,097	$ 4,365,894	$ 5,243,785

Technology

Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,043.70	$ 6.11
HypotheticalA	$ 1,000.00	$ 1,019.15	$ 6.04
Class T
Actual	$ 1,000.00	$ 1,042.10	$ 7.49
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.41
Class B
Actual	$ 1,000.00	$ 1,039.70	$ 9.95
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.83
Class C
Actual	$ 1,000.00	$ 1,039.50	$ 9.89
HypotheticalA	$ 1,000.00	$ 1,015.43	$ 9.78
Institutional Class
Actual	$ 1,000.00	$ 1,045.50	$ 4.52
HypotheticalA	$ 1,000.00	$ 1,020.71	$ 4.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.19%
Class T	1.46%
Class B	1.94%
Class C	1.93%
Institutional Class	.88%

Semiannual Report

Advisor Utilities Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	9.3	5.2
Exelon Corp.	8.8	8.1
Public Service Enterprise Group, Inc.	7.6	5.3
Constellation Energy Group, Inc.	6.0	5.8
FPL Group, Inc.	5.3	3.8
Entergy Corp.	5.2	5.0
AES Corp.	4.9	5.4
Sempra Energy	4.8	4.1
Allegheny Energy, Inc.	4.1	1.6
Edison International	4.1	1.2
	60.1
Top Industries (% of fund's net assets)
As of January 31, 2008
Electric Utilities	50.4%
Multi-utilities	20.6%
Independent Power Producers & Energy Traders	15.9%
Gas Utilities	4.0%
Water Utilities	0.5%
All Others*	8.6%

As of July 31, 2007
Electric Utilities	42.4%
Multi-utilities	26.6%
Independent Power Producers & Energy Traders	26.0%
Gas Utilities	4.3%
Water Utilities	0.6%
All Others*	0.1%

* Includes short-term investments and net other assets.

Utilities

Advisor Utilities Fund

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	52,100	$ 518,395
ELECTRIC UTILITIES - 50.4%
Electric Utilities - 50.4%
Allegheny Energy, Inc.	207,700	11,379,883
American Electric Power Co., Inc.	247,900	10,617,557
DPL, Inc.	50,500	1,401,880
Edison International	217,300	11,334,368
Entergy Corp.	132,000	14,279,760
Exelon Corp.	317,100	24,159,849
FirstEnergy Corp.	141,700	10,091,874
FPL Group, Inc.	228,700	14,746,576
Great Plains Energy, Inc.	37,300	1,039,924
ITC Holdings Corp.	17,500	924,700
Northeast Utilities	70,100	1,943,172
Pepco Holdings, Inc.	193,700	4,931,602
PPL Corp.	527,600	25,810,192
Reliant Energy, Inc. (a)	190,800	4,058,316
Sierra Pacific Resources	97,600	1,461,072
Westar Energy, Inc.	47,900	1,166,844
		139,347,569
GAS UTILITIES - 4.0%
Gas Utilities - 4.0%
Equitable Resources, Inc.	51,500	2,871,125
Questar Corp.	72,100	3,670,611
Southern Union Co.	163,400	4,441,212
		10,982,948
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 15.9%
Independent Power Producers & Energy Traders - 15.9%
AES Corp. (a)	710,200	13,550,616
Constellation Energy Group, Inc.	177,400	16,668,504
Dynegy, Inc. Class A (a)	264,600	1,857,492
Mirant Corp. (a)	121,500	4,476,060
NRG Energy, Inc. (a)	191,800	7,401,562
		43,954,234

	Shares	Value
MULTI-UTILITIES - 20.6%
Multi-Utilities - 20.6%
Ameren Corp.	109,000	$ 4,884,290
CenterPoint Energy, Inc.	190,700	3,053,107
CMS Energy Corp.	185,590	2,908,195
Integrys Energy Group, Inc.	32,100	1,560,702
MDU Resources Group, Inc.	71,100	1,842,912
PNM Resources, Inc.	37,500	724,500
Public Service Enterprise Group, Inc.	218,800	21,004,800
Sempra Energy	239,200	13,371,280
Wisconsin Energy Corp.	55,600	2,531,468
Xcel Energy, Inc.	239,500	4,979,205
		56,860,459
WATER UTILITIES - 0.5%
Water Utilities - 0.5%
Aqua America, Inc.	68,200	1,359,226
TOTAL COMMON STOCKS (Cost $228,362,768)		253,022,831
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 3.79% (b) (Cost $18,918,767)	18,918,767	18,918,767
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $247,281,535)		271,941,598
NET OTHER ASSETS - 1.5%		4,130,489
NET ASSETS - 100%		$ 276,072,087
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 492,535
Fidelity Securities Lending Cash Central Fund	24,852
Total	$ 517,387
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $248,189,753 of which $93,777,221 and $154,412,532 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Utilities

Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $228,362,768)	$ 253,022,831
Fidelity Central Funds (cost $18,918,767)	18,918,767
Total Investments (cost $247,281,535)		$ 271,941,598
Receivable for investments sold		8,100,403
Receivable for fund shares sold		997,197
Dividends receivable		8,625
Distributions receivable from Fidelity Central Funds		66,654
Prepaid expenses		761
Other receivables		3
Total assets		281,115,241

Liabilities
Payable for investments purchased	$ 3,674,813
Payable for fund shares redeemed	1,018,830
Accrued management fee	131,078
Distribution fees payable	116,407
Other affiliated payables	78,621
Other payables and accrued expenses	23,405
Total liabilities		5,043,154

Net Assets		$ 276,072,087
Net Assets consist of:
Paid in capital		$ 495,724,986
Distributions in excess of net investment income		(691,086)
Accumulated undistributed net realized gain (loss) on investments		(243,621,876)
Net unrealized appreciation (depreciation) on investments		24,660,063
Net Assets		$ 276,072,087

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($113,214,151 ÷ 5,305,748 shares)	$ 21.34

Maximum offering price per share (100/94.25 of $21.34)	$ 22.64
Class T: Net Asset Value and redemption price per share ($62,248,370 ÷ 2,915,247 shares)	$ 21.35

Maximum offering price per share (100/96.50 of $21.35)	$ 22.12
Class B: Net Asset Value and offering price per share ($30,412,367 ÷ 1,438,646 shares) A	$ 21.14

Class C: Net Asset Value and offering price per share ($43,846,919 ÷ 2,082,774 shares) A	$ 21.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,350,280 ÷ 1,222,386 shares)	$ 21.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Utilities Fund
Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 2,445,053
Interest		3,280
Income from Fidelity Central Funds		517,387
Total income		2,965,720

Expenses
Management fee	$ 750,010
Transfer agent fees	400,616
Distribution fees	707,094
Accounting and security lending fees	53,949
Custodian fees and expenses	6,684
Independent trustees' compensation	550
Registration fees	28,615
Audit	23,009
Legal	2,815
Miscellaneous	892
Total expenses before reductions	1,974,234
Expense reductions	(1,424)	1,972,810
Net investment income (loss)		992,910
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,666,340
Change in net unrealized appreciation (depreciation) on investment securities		2,945,765
Net gain (loss)		7,612,105
Net increase (decrease) in net assets resulting from operations		$ 8,605,015

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 992,910	$ 1,715,800
Net realized gain (loss)	4,666,340	44,242,815
Change in net unrealized appreciation (depreciation)	2,945,765	(2,387,149)
Net increase (decrease) in net assets resulting from operations	8,605,015	43,571,466
Distributions to shareholders from net investment income	(2,837,540)	(1,795,359)
Share transactions - net increase (decrease)	12,905,057	17,609,310
Redemption fees	6,550	19,962
Total increase (decrease) in net assets	18,679,082	59,405,379

Net Assets
Beginning of period	257,393,005	197,987,626
End of period (including distributions in excess of net investment income of $691,086 and undistributed net investment income of $1,153,544, respectively)	$ 276,072,087	$ 257,393,005

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.74	$ 17.20	$ 15.17	$ 12.09	$ 10.37	$ 8.74
Income from Investment Operations
Net investment income (loss) E	.11	.21	.24	.28 H	.10	.13
Net realized and unrealized gain (loss)	.81	3.56	2.06	3.01	1.72	1.69
Total from investment operations	.92	3.77	2.30	3.29	1.82	1.82
Distributions from net investment income	(.32)	(.23)	(.27)	(.21)	(.10)	(.19)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 21.34	$ 20.74	$ 17.20	$ 15.17	$ 12.09	$ 10.37
Total Return B,C,D	4.37%	22.14%	15.38%	27.48%	17.67%	21.22%
Ratios to Average Net Assets F,I
Expenses before reductions	1.19% A	1.27%	1.34%	1.39%	1.51%	1.67%
Expenses net of fee waivers, if any	1.19% A	1.27%	1.34%	1.39%	1.50%	1.58%
Expenses net of all reductions	1.19% A	1.26%	1.32%	1.36%	1.45%	1.47%
Net investment income (loss)	1.01% A	1.04%	1.51%	2.03% H	.87%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,214	$ 94,842	$ 40,599	$ 29,150	$ 21,987	$ 21,761
Portfolio turnover rate G	71% A	118%	64%	44%	38%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.39%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.71	$ 17.18	$ 15.10	$ 12.04	$ 10.33	$ 8.68
Income from Investment Operations
Net investment income (loss) E	.08	.15	.19	.24 H	.07	.11
Net realized and unrealized gain (loss)	.80	3.56	2.08	2.99	1.72	1.68
Total from investment operations	.88	3.71	2.27	3.23	1.79	1.79
Distributions from net investment income	(.24)	(.18)	(.19)	(.17)	(.08)	(.14)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 21.35	$ 20.71	$ 17.18	$ 15.10	$ 12.04	$ 10.33
Total Return B,C,D	4.21%	21.74%	15.20%	27.03%	17.42%	20.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.46% A	1.54%	1.60%	1.67%	1.79%	1.94%
Expenses net of fee waivers, if any	1.46% A	1.54%	1.60%	1.67%	1.75%	1.83%
Expenses net of all reductions	1.46% A	1.54%	1.58%	1.64%	1.70%	1.72%
Net investment income (loss)	.74% A	.76%	1.25%	1.76% H	.62%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,248	$ 62,592	$ 52,128	$ 55,683	$ 53,255	$ 55,510
Portfolio turnover rate G	71% A	118%	64%	44%	38%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.40	$ 16.90	$ 14.83	$ 11.82	$ 10.15	$ 8.49
Income from Investment Operations
Net investment income (loss) E	.03	.05	.12	.17 H	.01	.07
Net realized and unrealized gain (loss)	.79	3.52	2.03	2.95	1.69	1.65
Total from investment operations	.82	3.57	2.15	3.12	1.70	1.72
Distributions from net investment income	(.08)	(.07)	(.08)	(.11)	(.03)	(.06)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 21.14	$ 20.40	$ 16.90	$ 14.83	$ 11.82	$ 10.15
Total Return B,C,D	3.97%	21.18%	14.57%	26.51%	16.79%	20.37%
Ratios to Average Net Assets F,I
Expenses before reductions	1.94% A	2.04%	2.09%	2.14%	2.25%	2.32%
Expenses net of fee waivers, if any	1.94% A	2.04%	2.09%	2.14%	2.25%	2.25%
Expenses net of all reductions	1.94% A	2.03%	2.06%	2.11%	2.20%	2.13%
Net investment income (loss)	.26% A	.27%	.76%	1.28% H	.12%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,412	$ 43,845	$ 65,959	$ 82,577	$ 84,742	$ 87,868
Portfolio turnover rate G	71% A	118%	64%	44%	38%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.38	$ 16.91	$ 14.84	$ 11.84	$ 10.16	$ 8.50
Income from Investment Operations
Net investment income (loss) E	.03	.06	.13	.18 H	.02	.07
Net realized and unrealized gain (loss)	.78	3.51	2.04	2.94	1.70	1.65
Total from investment operations	.81	3.57	2.17	3.12	1.72	1.72
Distributions from net investment income	(.14)	(.10)	(.10)	(.12)	(.04)	(.06)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 21.05	$ 20.38	$ 16.91	$ 14.84	$ 11.84	$ 10.16
Total Return B,C,D	3.95%	21.23%	14.72%	26.48%	16.98%	20.35%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.99%	2.02%	2.07%	2.17%	2.23%
Expenses net of fee waivers, if any	1.93% A	1.99%	2.02%	2.07%	2.17%	2.23%
Expenses net of all reductions	1.93% A	1.99%	2.00%	2.04%	2.12%	2.12%
Net investment income (loss)	.27% A	.32%	.83%	1.36% H	.21%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,847	$ 43,292	$ 32,823	$ 34,827	$ 35,038	$ 37,530
Portfolio turnover rate G	71% A	118%	64%	44%	38%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 20.95	$ 17.38	$ 15.31	$ 12.20	$ 10.47	$ 8.86
Income from Investment Operations
Net investment income (loss) D	.15	.29	.30	.33 G	.15	.18
Net realized and unrealized gain (loss)	.82	3.58	2.10	3.03	1.73	1.71
Total from investment operations	.97	3.87	2.40	3.36	1.88	1.89
Distributions from net investment income	(.36)	(.30)	(.33)	(.25)	(.15)	(.28)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.56	$ 20.95	$ 17.38	$ 15.31	$ 12.20	$ 10.47
Total Return B,C	4.55%	22.54%	15.95%	27.88%	18.14%	21.94%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.92%	.94%	.99%	1.09%	1.06%
Expenses net of fee waivers, if any	.88% A	.92%	.94%	.99%	1.09%	1.06%
Expenses net of all reductions	.88% A	.92%	.92%	.96%	1.04%	.94%
Net investment income (loss)	1.33% A	1.39%	1.91%	2.44% G	1.29%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,350	$ 12,822	$ 6,479	$ 1,766	$ 2,254	$ 2,891
Portfolio turnover rate F	71% A	118%	64%	44%	38%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.80%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a

Utilities

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 33,299,816
Unrealized depreciation	(8,655,687)
Net unrealized appreciation (depreciation)	$ 24,644,129
Cost for federal income tax purposes	$ 247,297,469

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $89,438,838 and $100,804,704, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 133,603	$ 5,799
Class T	.25%	.25%	160,334	-
Class B	.75%	.25%	189,082	141,811
Class C	.75%	.25%	224,075	36,895
			$ 707,094	$ 184,505

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,121
Class T	7,661
Class B*	23,607
Class C*	6,672
$ 70,061

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 159,364.30
Class T	101,666.32
Class B	57,046.30
Class C	64,029.29
Institutional Class	18,511.23
	$ 400,616

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $427 for the period.

Utilities

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $366 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $24,852.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $271 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,009
Class C	144
$ 1,153

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $41,180.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ 1,513,481	$ 644,012
Class T	697,661	560,438
Class B	116,029	253,871
Class C	289,509	209,022
Institutional Class	220,860	128,016
Total	$ 2,837,540	$ 1,795,359

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,652,512	3,629,587	$ 37,072,261	$ 74,211,808
Reinvestment of distributions	60,065	31,700	1,341,195	573,106
Shares redeemed	(979,697)	(1,448,205)	(21,405,873)	(30,175,903)
Net increase (decrease)	732,880	2,213,082	$ 17,007,583	$ 44,609,011
Class T
Shares sold	359,873	1,035,618	$ 8,067,431	$ 20,689,420
Reinvestment of distributions	29,500	29,413	659,941	530,959
Shares redeemed	(496,158)	(1,078,012)	(10,880,547)	(22,011,808)
Net increase (decrease)	(106,785)	(12,981)	$ (2,153,175)	$ (791,429)
Class B
Shares sold	173,786	496,053	$ 3,855,870	$ 9,866,415
Reinvestment of distributions	4,528	12,604	103,786	221,292
Shares redeemed	(888,928)	(2,262,406)	(19,312,968)	(44,828,420)
Net increase (decrease)	(710,614)	(1,753,749)	$ (15,353,312)	$ (34,740,713)
Class C
Shares sold	270,248	1,008,161	$ 5,979,450	$ 20,364,886
Reinvestment of distributions	10,061	8,956	223,730	157,448
Shares redeemed	(321,909)	(834,201)	(6,937,011)	(16,902,583)
Net increase (decrease)	(41,600)	182,916	$ (733,831)	$ 3,619,751
Institutional Class
Shares sold	946,529	1,116,023	$ 21,494,099	$ 24,167,100
Reinvestment of distributions	7,559	2,016	173,189	36,805
Shares redeemed	(343,634)	(878,823)	(7,529,496)	(19,291,215)
Net increase (decrease)	610,454	239,216	$ 14,137,792	$ 4,912,690

Utilities

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

* Custodian for Fidelity Advisor Energy Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund only.

AFOCI-USAN-0308
1.789280.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Real Estate
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 951.00	$ 5.93
HypotheticalA	$ 1,000.00	$ 1,019.05	$ 6.14
Class T
Actual	$ 1,000.00	$ 949.90	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.46
Class B
Actual	$ 1,000.00	$ 947.00	$ 9.59
HypotheticalA	$ 1,000.00	$ 1,015.28	$ 9.93
Class C
Actual	$ 1,000.00	$ 947.10	$ 9.54
HypotheticalA	$ 1,000.00	$ 1,015.33	$ 9.88
Institutional Class
Actual	$ 1,000.00	$ 952.00	$ 4.71
HypotheticalA	$ 1,000.00	$ 1,020.31	$ 4.88

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.21%
Class T	1.47%
Class B	1.96%
Class C	1.95%
Institutional Class	.96%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	8.4	7.6
ProLogis Trust	7.4	5.9
Public Storage	6.6	5.1
General Growth Properties, Inc.	5.7	6.4
Vornado Realty Trust	4.3	4.9
Boston Properties, Inc.	3.9	3.0
Home Properties, Inc.	3.8	3.5
Highwoods Properties, Inc. (SBI)	3.6	2.1
Apartment Investment & Management Co. Class A	3.4	0.0
Kimco Realty Corp.	3.0	2.0
	50.1
Top Five REIT Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	17.8	18.7
REITs - Industrial Buildings	15.5	14.6
REITs - Malls	15.1	16.0
REITs - Apartments	14.9	17.1
REITs - Shopping Centers	12.2	11.6
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 97.9%		Stocks 97.8%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	3.5%	** Foreign investments	3.9%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.1%
Health Care Facilities - 1.1%
Capital Senior Living Corp. (a)	22,727	$ 174,316
Emeritus Corp. (a)	81,900	1,814,085
Sun Healthcare Group, Inc. (a)	61,300	1,056,199
TOTAL HEALTH CARE FACILITIES		3,044,600
HOTELS, RESTAURANTS & LEISURE - 2.3%
Hotels, Resorts & Cruise Lines - 2.3%
Gaylord Entertainment Co. (a)	41,900	1,223,061
Starwood Hotels & Resorts Worldwide, Inc.	111,100	5,027,275
TOTAL HOTELS, RESORTS & CRUISE LINES		6,250,336
HOUSEHOLD DURABLES - 0.5%
Homebuilding - 0.5%
Centex Corp.	48,100	1,336,218
REAL ESTATE INVESTMENT TRUSTS - 90.4%
REITs - Apartments - 14.9%
Apartment Investment & Management Co. Class A	234,262	9,286,146
AvalonBay Communities, Inc.	57,400	5,392,730
BRE Properties, Inc.	68,300	2,977,197
Equity Residential (SBI)	170,900	6,393,369
GMH Communities Trust	167,479	884,289
Home Properties, Inc. (d)	214,800	10,308,252
Pennsylvania Real Estate Investment Trust (SBI)	106,100	2,827,565
Post Properties, Inc.	25,500	1,077,885
UDR, Inc.	76,200	1,739,646
TOTAL REITS - APARTMENTS		40,887,079
REITs - Factory Outlets - 2.9%
Tanger Factory Outlet Centers, Inc. (d)	208,300	7,825,831
REITs - Health Care Facilities - 5.3%
HCP, Inc.	176,900	5,379,529
Healthcare Realty Trust, Inc. (d)	190,009	4,907,932
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Health Care Facilities - continued
LTC Properties, Inc.	5,300	$ 138,065
Ventas, Inc.	93,000	4,110,600
TOTAL REITS - HEALTH CARE FACILITIES		14,536,126
REITs - Hotels - 4.4%
Host Hotels & Resorts, Inc.	295,994	4,954,940
LaSalle Hotel Properties (SBI)	259,600	7,115,636
TOTAL REITS - HOTELS		12,070,576
REITs - Industrial Buildings - 15.5%
DCT Industrial Trust, Inc.	441,649	4,182,416
ProLogis Trust	341,323	20,257,520
Public Storage	232,618	18,202,359
TOTAL REITS - INDUSTRIAL BUILDINGS		42,642,295
REITs - Malls - 15.1%
General Growth Properties, Inc.	423,599	15,469,835
Simon Property Group, Inc.	259,000	23,149,419
Taubman Centers, Inc.	55,500	2,783,325
TOTAL REITS - MALLS		41,402,579
REITs - Management/Investment - 1.8%
Digital Realty Trust, Inc.	38,300	1,368,459
Equity Lifestyle Properties, Inc.	46,500	2,030,655
Unibail-Rodamco	6,800	1,613,913
TOTAL REITS - MANAGEMENT/INVESTMENT		5,013,027
REITs - Mortgage - 0.5%
MFA Mortgage Investments, Inc.	146,300	1,492,260
REITs - Office Buildings - 17.8%
Alexandria Real Estate Equities, Inc. (d)	81,000	7,956,630
Boston Properties, Inc. (d)	118,300	10,874,136
Corporate Office Properties Trust (SBI)	219,800	7,040,194
Highwoods Properties, Inc. (SBI)	329,200	9,852,956
Kilroy Realty Corp.	97,000	4,755,910
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - continued
Maguire Properties, Inc. (d)	9,800	$ 270,284
SL Green Realty Corp.	89,000	8,260,090
TOTAL REITS - OFFICE BUILDINGS		49,010,200
REITs - Shopping Centers - 12.2%
Developers Diversified Realty Corp.	147,400	6,065,510
Equity One, Inc.	24,500	578,445
Inland Real Estate Corp.	509,200	6,813,096
Kimco Realty Corp.	233,490	8,361,277
Vornado Realty Trust (d)	129,950	11,747,480
TOTAL REITS - SHOPPING CENTERS		33,565,808
TOTAL REAL ESTATE INVESTMENT TRUSTS		248,445,781
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.6%
Real Estate Management & Development - 3.6%
Brookfield Properties Corp.	391,700	7,955,431
CB Richard Ellis Group, Inc. Class A (a)	99,200	1,925,472
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		9,880,903
TOTAL COMMON STOCKS (Cost $260,185,671)		268,957,838
Money Market Funds - 12.6%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	7,812,094	$ 7,812,094
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	26,815,050	26,815,050
TOTAL MONEY MARKET FUNDS (Cost $34,627,144)		34,627,144
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $294,812,815)		303,584,982
NET OTHER ASSETS - (10.5)%		(28,867,776)
NET ASSETS - 100%		$ 274,717,206
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 148,629
Fidelity Securities Lending Cash Central Fund	73,079
Total	$ 221,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements (Unaudited)

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $26,810,178) - See accompanying schedule: Unaffiliated issuers (cost $260,185,671)	$ 268,957,838
Fidelity Central Funds (cost $34,627,144)	34,627,144
Total Investments (cost $294,812,815)		$ 303,584,982
Cash		203,106
Foreign currency held at value (cost $25)		25
Receivable for investments sold		2,211,836
Receivable for fund shares sold		2,030,750
Dividends receivable		272,227
Distributions receivable from Fidelity Central Funds		33,970
Prepaid expenses		816
Other receivables		361
Total assets		308,338,073

Liabilities
Payable for investments purchased	$ 5,704,691
Payable for fund shares redeemed	785,502
Accrued management fee	116,040
Distribution fees payable	84,764
Other affiliated payables	77,166
Other payables and accrued expenses	37,654
Collateral on securities loaned, at value	26,815,050
Total liabilities		33,620,867

Net Assets		$ 274,717,206
Net Assets consist of:
Paid in capital		$ 270,488,179
Undistributed net investment income		510,800
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,053,940)
Net unrealized appreciation (depreciation) on investments		8,772,167
Net Assets		$ 274,717,206

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements (Unaudited) - continued

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,636,444 ÷ 5,762,875 shares)	$ 16.60

Maximum offering price per share (100/94.25 of $16.60)	$ 17.61
Class T: Net Asset Value and redemption price per share ($77,038,998 ÷ 4,639,003 shares)	$ 16.61

Maximum offering price per share (100/96.50 of $16.61)	$ 17.21
Class B: Net Asset Value and offering price per share ($17,505,151 ÷ 1,062,558 shares)A	$ 16.47

Class C: Net Asset Value and offering price per share ($24,958,859 ÷ 1,515,065 shares)A	$ 16.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($59,577,754 ÷ 3,574,290 shares)	$ 16.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2008
Investment Income
Dividends		$ 4,005,633
Income from Fidelity Central Funds		221,708
Total income		4,227,341

Expenses
Management fee	$ 751,413
Transfer agent fees	411,399
Distribution fees	625,435
Accounting and security lending fees	56,932
Custodian fees and expenses	12,225
Independent trustees' compensation	585
Registration fees	34,482
Audit	35,916
Legal	1,116
Miscellaneous	1,061
Total expenses before reductions	1,930,564
Expense reductions	(3,695)	1,926,869
Net investment income (loss)		2,300,472
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,707,260)
Foreign currency transactions	269
Total net realized gain (loss)		(2,706,991)
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,563,002)
Assets and liabilities in foreign currencies	52
Total change in net unrealized appreciation (depreciation)		(9,562,950)
Net gain (loss)		(12,269,941)
Net increase (decrease) in net assets resulting from operations		$ (9,969,469)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements (Unaudited) - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2008	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,300,472	$ 1,890,445
Net realized gain (loss)	(2,706,991)	24,132,442
Change in net unrealized appreciation (depreciation)	(9,562,950)	(38,960,833)
Net increase (decrease) in net assets resulting from operations	(9,969,469)	(12,937,946)
Distributions to shareholders from net investment income	(2,072,104)	(1,881,167)
Distributions to shareholders from net realized gain	(15,771,689)	(20,008,529)
Total distributions	(17,843,793)	(21,889,696)
Share transactions - net increase (decrease)	9,851,428	80,064,090
Total increase (decrease) in net assets	(17,961,834)	45,236,448

Net Assets
Beginning of period	292,679,040	247,442,592
End of period (including undistributed net investment income of $510,800 and undistributed net investment income of $282,432, respectively)	$ 274,717,206	$ 292,679,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2008	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.67	$ 20.34	$ 18.23	$ 13.22	$ 11.33	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.18	.29	.31	.27	.21
Net realized and unrealized gain (loss)	(.98)	(.17)	2.85	5.52	2.03	1.28
Total from investment operations	(.81)	.01	3.14	5.83	2.30	1.49
Distributions from net investment income	(.18)	(.18)	(.23)	(.29)	(.30)	(.16)
Distributions from net realized gain	(1.08)	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.26) J	(1.68)	(1.03)	(.82)	(.41)	(.16)
Net asset value, end of period	$ 16.60	$ 18.67	$ 20.34	$ 18.23	$ 13.22	$ 11.33
Total Return B,C,D	(4.90)%	(.65)%	18.32%	45.48%	20.59%	15.13%
Ratios to Average Net Assets F,I
Expenses before reductions	1.21% A	1.25%	1.29%	1.31%	1.54%	2.98% A
Expenses net of fee waivers, if any	1.21% A	1.25%	1.25%	1.28%	1.54%	1.75% A
Expenses net of all reductions	1.20% A	1.25%	1.24%	1.25%	1.52%	1.72% A
Net investment income (loss)	1.92% A	.81%	1.59%	1.98%	2.10%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,636	$ 117,831	$ 85,000	$ 53,097	$ 22,273	$ 3,993
Portfolio turnover rate G	111% A	84%	65%	62%	52%	47% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 12, 2002 (commencement of operations) to July 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.261 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2008	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.64	$ 20.31	$ 18.23	$ 13.21	$ 11.32	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.12	.24	.26	.23	.18
Net realized and unrealized gain (loss)	(.98)	(.16)	2.84	5.53	2.02	1.29
Total from investment operations	(.83)	(.04)	3.08	5.79	2.25	1.47
Distributions from net investment income	(.11)	(.13)	(.20)	(.24)	(.25)	(.15)
Distributions from net realized gain	(1.08)	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.20)J	(1.63)	(1.00)	(.77)	(.36)	(.15)
Net asset value, end of period	$ 16.61	$ 18.64	$ 20.31	$ 18.23	$ 13.21	$ 11.32
Total ReturnB,C,D	(5.01)%	(.89)%	17.98%	45.12%	20.12%	14.91%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.47%A	1.50%	1.55%	1.61%	1.86%	3.32%A
Expenses net of fee waivers, if any	1.47%A	1.50%	1.50%	1.57%	1.85%	2.00%A
Expenses net of all reductions	1.47%A	1.49%	1.49%	1.54%	1.83%	1.97%A
Net investment income (loss)	1.65%A	.57%	1.34%	1.70%	1.80%	2.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,039	$ 100,621	$ 91,224	$ 66,303	$ 26,037	$ 9,049
Portfolio turnover rateG	111%A	84%	65%	62%	52%	47%A

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 12, 2002 (commencement of operations) to July 31, 2003. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $1.197 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31,	Years ended July 31,
	2008	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.51	$ 20.19	$ 18.16	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.01	.15	.18	.16	.14
Net realized and unrealized gain (loss)	(.99)	(.16)	2.83	5.50	2.04	1.28
Total from investment operations	(.88)	(.15)	2.98	5.68	2.20	1.42
Distributions from net investment income	(.08)	(.05)	(.15)	(.17)	(.20)	(.13)
Distributions from net realized gain	(1.08)	(1.48)	(.80)	(.53)	(.11)	-
Total distributions	(1.16)J	(1.53)	(.95)	(.70)	(.31)	(.13)
Net asset value, end of period	$ 16.47	$ 18.51	$ 20.19	$ 18.16	$ 13.18	$ 11.29
Total ReturnB,C,D	(5.30)%	(1.45)%	17.42%	44.31%	19.67%	14.38%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.96%A	2.02%	2.05%	2.10%	2.33%	3.82%A
Expenses net of fee waivers, if any	1.96%A	2.00%	2.00%	2.07%	2.33%	2.50%A
Expenses net of all reductions	1.95%A	2.00%	1.98%	2.03%	2.31%	2.47%A
Net investment income (loss)	1.17%A	.07%	.84%	1.20%	1.31%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,505	$ 25,114	$ 27,397	$ 26,349	$ 12,910	$ 5,061
Portfolio turnover rateG	111%A	84%	65%	62%	52%	47%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 12, 2002 (commencement of operations) to July 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.162 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2008	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.51	$ 20.21	$ 18.17	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.01	.15	.19	.17	.14
Net realized and unrealized gain (loss)	(.99)	(.16)	2.84	5.50	2.03	1.28
Total from investment operations	(.88)	(.15)	2.99	5.69	2.20	1.42
Distributions from net investment income	(.08)	(.05)	(.15)	(.17)	(.20)	(.13)
Distributions from net realized gain	(1.08)	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.16)J	(1.55)	(.95)	(.70)	(.31)	(.13)
Net asset value, end of period	$ 16.47	$ 18.51	$ 20.21	$ 18.17	$ 13.18	$ 11.29
Total ReturnB,C,D	(5.29)%	(1.45)%	17.46%	44.38%	19.67%	14.38%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.95%A	2.01%	2.05%	2.09%	2.29%	3.76%A
Expenses net of fee waivers, if any	1.95%A	2.00%	2.00%	2.05%	2.29%	2.50%A
Expenses net of all reductions	1.95%A	2.00%	1.98%	2.02%	2.27%	2.47%A
Net investment income (loss)	1.17%A	.06%	.84%	1.22%	1.35%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,959	$ 36,854	$ 36,669	$ 29,410	$ 13,671	$ 5,059
Portfolio turnover rateG	111%A	84%	65%	62%	52%	47%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 12, 2002 (commencement of operations) to July 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.163 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2008	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.80	$ 20.47	$ 18.33	$ 13.28	$ 11.35	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.18	.24	.35	.36	.32	.23
Net realized and unrealized gain (loss)	(.97)	(.17)	2.85	5.56	2.04	1.28
Total from investment operations	(.79)	.07	3.20	5.92	2.36	1.51
Distributions from net investment income	(.25)	(.24)	(.26)	(.34)	(.32)	(.16)
Distributions from net realized gain	(1.08)	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.34)I	(1.74)	(1.06)	(.87)	(.43)	(.16)
Net asset value, end of period	$ 16.67	$ 18.80	$ 20.47	$ 18.33	$ 13.28	$ 11.35
Total ReturnB,C	(4.80)%	(.37)%	18.61%	46.05%	21.11%	15.33%
Ratios to Average Net AssetsE,H
Expenses before reductions	.96%A	.98%	.94%	.91%	1.12%	2.68%A
Expenses net of fee waivers, if any	.96%A	.98%	.94%	.91%	1.12%	1.50%A
Expenses net of all reductions	.96%A	.97%	.92%	.88%	1.10%	1.47%A
Net investment income (loss)	2.16%A	1.09%	1.90%	2.35%	2.53%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,578	$ 12,259	$ 7,152	$ 4,162	$ 2,478	$ 1,225
Portfolio turnover rateF	111%A	84%	65%	62%	52%	47%A

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 12, 2002 (commencement of operations) to July 31, 2003. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $1.337 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,285,133
Unrealized depreciation	(28,672,866)
Net unrealized appreciation (depreciation)	$ 6,612,267

Cost for federal income tax purposes	$ 296,972,715

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,147,685 and $152,770,163, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.0%	.25%	$ 135,306	$ 18,060
Class T	.25%	.25%	229,022	-
Class B	.75%	.25%	108,087	81,064
Class C	.75%	.25%	153,020	32,096
			$ 625,435	$ 131,220

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,948
Class T	6,461
Class B*	34,852
Class C*	11,340
$ 80,601

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 162,773.30
Class T	143,381.31
Class B	32,545.30
Class C	45,884.30
Institutional Class	26,816.30
	$ 411,399

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,070 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $414 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $73,079.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $559 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,025. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,991
Institutional Class	120
$ 2,111

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $8,019.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31,	Year ended July 31,
	2008	2007
From net investment income
Class A	$ 1,028,404	$ 910,999
Class T	539,251	671,347
Class B	86,808	73,434
Class C	124,679	121,385
Institutional Class	292,962	104,002
Total	$ 2,072,104	$ 1,881,167

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

	Six months ended January 31,	Year ended July 31,
	2008	2007
From net realized gain
Class A	$ 6,384,488	$ 7,016,390
Class T	5,512,566	7,245,930
Class B	1,322,406	2,110,416
Class C	1,827,178	3,021,230
Institutional Class	725,051	614,563
Total	$ 15,771,689	$ 20,008,529

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2008	2007	2008	2007
Class A
Shares sold	1,122,460	4,162,272	$ 20,167,293	$ 91,668,160
Reinvestment of distributions	386,912	360,748	7,075,020	7,512,896
Shares redeemed	(2,057,878)	(2,390,088)	(37,291,714)	(51,262,823)
Net increase (decrease)	(548,506)	2,132,932	$ (10,049,401)	$ 47,918,233
Class T
Shares sold	518,524	3,133,447	$ 9,222,649	$ 69,066,846
Reinvestment of distributions	319,347	366,028	5,850,825	7,615,273
Shares redeemed	(1,596,338)	(2,592,591)	(28,881,291)	(55,812,105)
Net increase (decrease)	(758,467)	906,884	$ (13,807,817)	$ 20,870,014
Class B
Shares sold	53,270	522,263	$ 957,208	$ 11,374,401
Reinvestment of distributions	69,276	95,389	1,261,925	1,975,227
Shares redeemed	(416,645)	(618,201)	(7,503,545)	(13,210,441)
Net increase (decrease)	(294,099)	(549)	$ (5,284,412)	$ 139,187
Class C
Shares sold	156,329	1,257,900	$ 2,804,174	$ 27,435,286
Reinvestment of distributions	95,565	135,205	1,740,332	2,802,482
Shares redeemed	(727,624)	(1,217,050)	(13,202,031)	(25,938,064)
Net increase (decrease)	(475,730)	176,055	$ (8,657,525)	$ 4,299,704
Institutional Class
Shares sold	3,334,886	643,980	$ 55,152,992	$ 14,342,713
Reinvestment of distributions	40,847	30,501	744,359	638,492
Shares redeemed	(453,513)	(371,732)	(8,246,768)	(8,144,253)
Net increase (decrease)	2,922,220	302,749	$ 47,650,583	$ 6,836,952

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

(Fidelity Investment logo)(registered trademark)

ARE-USAN-0308
1.789730.105

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor
Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 951.00	$ 5.93
HypotheticalA	$ 1,000.00	$ 1,019.05	$ 6.14
Class T
Actual	$ 1,000.00	$ 949.90	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.46
Class B
Actual	$ 1,000.00	$ 947.00	$ 9.59
HypotheticalA	$ 1,000.00	$ 1,015.28	$ 9.93
Class C
Actual	$ 1,000.00	$ 947.10	$ 9.54
HypotheticalA	$ 1,000.00	$ 1,015.33	$ 9.88
Institutional Class
Actual	$ 1,000.00	$ 952.00	$ 4.71
HypotheticalA	$ 1,000.00	$ 1,020.31	$ 4.88
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.21%
Class T	1.47%
Class B	1.96%
Class C	1.95%
Institutional Class	.96%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	8.4	7.6
ProLogis Trust	7.4	5.9
Public Storage	6.6	5.1
General Growth Properties, Inc.	5.7	6.4
Vornado Realty Trust	4.3	4.9
Boston Properties, Inc.	3.9	3.0
Home Properties, Inc.	3.8	3.5
Highwoods Properties, Inc. (SBI)	3.6	2.1
Apartment Investment & Management Co. Class A	3.4	0.0
Kimco Realty Corp.	3.0	2.0
	50.1
Top Five REIT Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	17.8	18.7
REITs - Industrial Buildings	15.5	14.6
REITs - Malls	15.1	16.0
REITs - Apartments	14.9	17.1
REITs - Shopping Centers	12.2	11.6
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 97.9%		Stocks 97.8%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	3.5%	** Foreign investments	3.9%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.1%
Health Care Facilities - 1.1%
Capital Senior Living Corp. (a)	22,727	$ 174,316
Emeritus Corp. (a)	81,900	1,814,085
Sun Healthcare Group, Inc. (a)	61,300	1,056,199
TOTAL HEALTH CARE FACILITIES		3,044,600
HOTELS, RESTAURANTS & LEISURE - 2.3%
Hotels, Resorts & Cruise Lines - 2.3%
Gaylord Entertainment Co. (a)	41,900	1,223,061
Starwood Hotels & Resorts Worldwide, Inc.	111,100	5,027,275
TOTAL HOTELS, RESORTS & CRUISE LINES		6,250,336
HOUSEHOLD DURABLES - 0.5%
Homebuilding - 0.5%
Centex Corp.	48,100	1,336,218
REAL ESTATE INVESTMENT TRUSTS - 90.4%
REITs - Apartments - 14.9%
Apartment Investment & Management Co. Class A	234,262	9,286,146
AvalonBay Communities, Inc.	57,400	5,392,730
BRE Properties, Inc.	68,300	2,977,197
Equity Residential (SBI)	170,900	6,393,369
GMH Communities Trust	167,479	884,289
Home Properties, Inc. (d)	214,800	10,308,252
Pennsylvania Real Estate Investment Trust (SBI)	106,100	2,827,565
Post Properties, Inc.	25,500	1,077,885
UDR, Inc.	76,200	1,739,646
TOTAL REITS - APARTMENTS		40,887,079
REITs - Factory Outlets - 2.9%
Tanger Factory Outlet Centers, Inc. (d)	208,300	7,825,831
REITs - Health Care Facilities - 5.3%
HCP, Inc.	176,900	5,379,529
Healthcare Realty Trust, Inc. (d)	190,009	4,907,932
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Health Care Facilities - continued
LTC Properties, Inc.	5,300	$ 138,065
Ventas, Inc.	93,000	4,110,600
TOTAL REITS - HEALTH CARE FACILITIES		14,536,126
REITs - Hotels - 4.4%
Host Hotels & Resorts, Inc.	295,994	4,954,940
LaSalle Hotel Properties (SBI)	259,600	7,115,636
TOTAL REITS - HOTELS		12,070,576
REITs - Industrial Buildings - 15.5%
DCT Industrial Trust, Inc.	441,649	4,182,416
ProLogis Trust	341,323	20,257,520
Public Storage	232,618	18,202,359
TOTAL REITS - INDUSTRIAL BUILDINGS		42,642,295
REITs - Malls - 15.1%
General Growth Properties, Inc.	423,599	15,469,835
Simon Property Group, Inc.	259,000	23,149,419
Taubman Centers, Inc.	55,500	2,783,325
TOTAL REITS - MALLS		41,402,579
REITs - Management/Investment - 1.8%
Digital Realty Trust, Inc.	38,300	1,368,459
Equity Lifestyle Properties, Inc.	46,500	2,030,655
Unibail-Rodamco	6,800	1,613,913
TOTAL REITS - MANAGEMENT/INVESTMENT		5,013,027
REITs - Mortgage - 0.5%
MFA Mortgage Investments, Inc.	146,300	1,492,260
REITs - Office Buildings - 17.8%
Alexandria Real Estate Equities, Inc. (d)	81,000	7,956,630
Boston Properties, Inc. (d)	118,300	10,874,136
Corporate Office Properties Trust (SBI)	219,800	7,040,194
Highwoods Properties, Inc. (SBI)	329,200	9,852,956
Kilroy Realty Corp.	97,000	4,755,910
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - continued
Maguire Properties, Inc. (d)	9,800	$ 270,284
SL Green Realty Corp.	89,000	8,260,090
TOTAL REITS - OFFICE BUILDINGS		49,010,200
REITs - Shopping Centers - 12.2%
Developers Diversified Realty Corp.	147,400	6,065,510
Equity One, Inc.	24,500	578,445
Inland Real Estate Corp.	509,200	6,813,096
Kimco Realty Corp.	233,490	8,361,277
Vornado Realty Trust (d)	129,950	11,747,480
TOTAL REITS - SHOPPING CENTERS		33,565,808
TOTAL REAL ESTATE INVESTMENT TRUSTS		248,445,781
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.6%
Real Estate Management & Development - 3.6%
Brookfield Properties Corp.	391,700	7,955,431
CB Richard Ellis Group, Inc. Class A (a)	99,200	1,925,472
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		9,880,903
TOTAL COMMON STOCKS (Cost $260,185,671)		268,957,838
Money Market Funds - 12.6%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	7,812,094	$ 7,812,094
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	26,815,050	26,815,050
TOTAL MONEY MARKET FUNDS (Cost $34,627,144)		34,627,144
TOTAL INVESTMENT PORTFOLIO - 110.5% (Cost $294,812,815)		303,584,982
NET OTHER ASSETS - (10.5)%		(28,867,776)
NET ASSETS - 100%		$ 274,717,206
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 148,629
Fidelity Securities Lending Cash Central Fund	73,079
Total	$ 221,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements (Unaudited)

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $26,810,178) - See accompanying schedule: Unaffiliated issuers (cost $260,185,671)	$ 268,957,838
Fidelity Central Funds (cost $34,627,144)	34,627,144
Total Investments (cost $294,812,815)		$ 303,584,982
Cash		203,106
Foreign currency held at value (cost $25)		25
Receivable for investments sold		2,211,836
Receivable for fund shares sold		2,030,750
Dividends receivable		272,227
Distributions receivable from Fidelity Central Funds		33,970
Prepaid expenses		816
Other receivables		361
Total assets		308,338,073

Liabilities
Payable for investments purchased	$ 5,704,691
Payable for fund shares redeemed	785,502
Accrued management fee	116,040
Distribution fees payable	84,764
Other affiliated payables	77,166
Other payables and accrued expenses	37,654
Collateral on securities loaned, at value	26,815,050
Total liabilities		33,620,867

Net Assets		$ 274,717,206
Net Assets consist of:
Paid in capital		$ 270,488,179
Undistributed net investment income		510,800
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,053,940)
Net unrealized appreciation (depreciation) on investments		8,772,167
Net Assets		$ 274,717,206

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements (Unaudited) - continued

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,636,444 ÷ 5,762,875 shares)	$ 16.60

Maximum offering price per share (100/94.25 of $16.60)	$ 17.61
Class T: Net Asset Value and redemption price per share ($77,038,998 ÷ 4,639,003 shares)	$ 16.61

Maximum offering price per share (100/96.50 of $16.61)	$ 17.21
Class B: Net Asset Value and offering price per share ($17,505,151 ÷ 1,062,558 shares)A	$ 16.47

Class C: Net Asset Value and offering price per share ($24,958,859 ÷ 1,515,065 shares)A	$ 16.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($59,577,754 ÷ 3,574,290 shares)	$ 16.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2008
Investment Income
Dividends		$ 4,005,633
Income from Fidelity Central Funds		221,708
Total income		4,227,341

Expenses
Management fee	$ 751,413
Transfer agent fees	411,399
Distribution fees	625,435
Accounting and security lending fees	56,932
Custodian fees and expenses	12,225
Independent trustees' compensation	585
Registration fees	34,482
Audit	35,916
Legal	1,116
Miscellaneous	1,061
Total expenses before reductions	1,930,564
Expense reductions	(3,695)	1,926,869
Net investment income (loss)		2,300,472
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,707,260)
Foreign currency transactions	269
Total net realized gain (loss)		(2,706,991)
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,563,002)
Assets and liabilities in foreign currencies	52
Total change in net unrealized appreciation (depreciation)		(9,562,950)
Net gain (loss)		(12,269,941)
Net increase (decrease) in net assets resulting from operations		$ (9,969,469)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements (Unaudited) - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2008	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,300,472	$ 1,890,445
Net realized gain (loss)	(2,706,991)	24,132,442
Change in net unrealized appreciation (depreciation)	(9,562,950)	(38,960,833)
Net increase (decrease) in net assets resulting from operations	(9,969,469)	(12,937,946)
Distributions to shareholders from net investment income	(2,072,104)	(1,881,167)
Distributions to shareholders from net realized gain	(15,771,689)	(20,008,529)
Total distributions	(17,843,793)	(21,889,696)
Share transactions - net increase (decrease)	9,851,428	80,064,090
Total increase (decrease) in net assets	(17,961,834)	45,236,448

Net Assets
Beginning of period	292,679,040	247,442,592
End of period (including undistributed net investment income of $510,800 and undistributed net investment income of $282,432, respectively)	$ 274,717,206	$ 292,679,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2008	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.67	$ 20.34	$ 18.23	$ 13.22	$ 11.33	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.18	.29	.31	.27	.21
Net realized and unrealized gain (loss)	(.98)	(.17)	2.85	5.52	2.03	1.28
Total from investment operations	(.81)	.01	3.14	5.83	2.30	1.49
Distributions from net investment income	(.18)	(.18)	(.23)	(.29)	(.30)	(.16)
Distributions from net realized gain	(1.08)	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.26) J	(1.68)	(1.03)	(.82)	(.41)	(.16)
Net asset value, end of period	$ 16.60	$ 18.67	$ 20.34	$ 18.23	$ 13.22	$ 11.33
Total Return B,C,D	(4.90)%	(.65)%	18.32%	45.48%	20.59%	15.13%
Ratios to Average Net Assets F,I
Expenses before reductions	1.21% A	1.25%	1.29%	1.31%	1.54%	2.98% A
Expenses net of fee waivers, if any	1.21% A	1.25%	1.25%	1.28%	1.54%	1.75% A
Expenses net of all reductions	1.20% A	1.25%	1.24%	1.25%	1.52%	1.72% A
Net investment income (loss)	1.92% A	.81%	1.59%	1.98%	2.10%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,636	$ 117,831	$ 85,000	$ 53,097	$ 22,273	$ 3,993
Portfolio turnover rate G	111% A	84%	65%	62%	52%	47% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 12, 2002 (commencement of operations) to July 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.261 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2008	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.64	$ 20.31	$ 18.23	$ 13.21	$ 11.32	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.12	.24	.26	.23	.18
Net realized and unrealized gain (loss)	(.98)	(.16)	2.84	5.53	2.02	1.29
Total from investment operations	(.83)	(.04)	3.08	5.79	2.25	1.47
Distributions from net investment income	(.11)	(.13)	(.20)	(.24)	(.25)	(.15)
Distributions from net realized gain	(1.08)	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.20)J	(1.63)	(1.00)	(.77)	(.36)	(.15)
Net asset value, end of period	$ 16.61	$ 18.64	$ 20.31	$ 18.23	$ 13.21	$ 11.32
Total ReturnB,C,D	(5.01)%	(.89)%	17.98%	45.12%	20.12%	14.91%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.47%A	1.50%	1.55%	1.61%	1.86%	3.32%A
Expenses net of fee waivers, if any	1.47%A	1.50%	1.50%	1.57%	1.85%	2.00%A
Expenses net of all reductions	1.47%A	1.49%	1.49%	1.54%	1.83%	1.97%A
Net investment income (loss)	1.65%A	.57%	1.34%	1.70%	1.80%	2.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,039	$ 100,621	$ 91,224	$ 66,303	$ 26,037	$ 9,049
Portfolio turnover rateG	111%A	84%	65%	62%	52%	47%A

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 12, 2002 (commencement of operations) to July 31, 2003. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $1.197 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31,	Years ended July 31,
	2008	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.51	$ 20.19	$ 18.16	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.01	.15	.18	.16	.14
Net realized and unrealized gain (loss)	(.99)	(.16)	2.83	5.50	2.04	1.28
Total from investment operations	(.88)	(.15)	2.98	5.68	2.20	1.42
Distributions from net investment income	(.08)	(.05)	(.15)	(.17)	(.20)	(.13)
Distributions from net realized gain	(1.08)	(1.48)	(.80)	(.53)	(.11)	-
Total distributions	(1.16)J	(1.53)	(.95)	(.70)	(.31)	(.13)
Net asset value, end of period	$ 16.47	$ 18.51	$ 20.19	$ 18.16	$ 13.18	$ 11.29
Total ReturnB,C,D	(5.30)%	(1.45)%	17.42%	44.31%	19.67%	14.38%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.96%A	2.02%	2.05%	2.10%	2.33%	3.82%A
Expenses net of fee waivers, if any	1.96%A	2.00%	2.00%	2.07%	2.33%	2.50%A
Expenses net of all reductions	1.95%A	2.00%	1.98%	2.03%	2.31%	2.47%A
Net investment income (loss)	1.17%A	.07%	.84%	1.20%	1.31%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,505	$ 25,114	$ 27,397	$ 26,349	$ 12,910	$ 5,061
Portfolio turnover rateG	111%A	84%	65%	62%	52%	47%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 12, 2002 (commencement of operations) to July 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.162 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2008	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.51	$ 20.21	$ 18.17	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.01	.15	.19	.17	.14
Net realized and unrealized gain (loss)	(.99)	(.16)	2.84	5.50	2.03	1.28
Total from investment operations	(.88)	(.15)	2.99	5.69	2.20	1.42
Distributions from net investment income	(.08)	(.05)	(.15)	(.17)	(.20)	(.13)
Distributions from net realized gain	(1.08)	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.16)J	(1.55)	(.95)	(.70)	(.31)	(.13)
Net asset value, end of period	$ 16.47	$ 18.51	$ 20.21	$ 18.17	$ 13.18	$ 11.29
Total ReturnB,C,D	(5.29)%	(1.45)%	17.46%	44.38%	19.67%	14.38%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.95%A	2.01%	2.05%	2.09%	2.29%	3.76%A
Expenses net of fee waivers, if any	1.95%A	2.00%	2.00%	2.05%	2.29%	2.50%A
Expenses net of all reductions	1.95%A	2.00%	1.98%	2.02%	2.27%	2.47%A
Net investment income (loss)	1.17%A	.06%	.84%	1.22%	1.35%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,959	$ 36,854	$ 36,669	$ 29,410	$ 13,671	$ 5,059
Portfolio turnover rateG	111%A	84%	65%	62%	52%	47%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 12, 2002 (commencement of operations) to July 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.163 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2008	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.80	$ 20.47	$ 18.33	$ 13.28	$ 11.35	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.18	.24	.35	.36	.32	.23
Net realized and unrealized gain (loss)	(.97)	(.17)	2.85	5.56	2.04	1.28
Total from investment operations	(.79)	.07	3.20	5.92	2.36	1.51
Distributions from net investment income	(.25)	(.24)	(.26)	(.34)	(.32)	(.16)
Distributions from net realized gain	(1.08)	(1.50)	(.80)	(.53)	(.11)	-
Total distributions	(1.34)I	(1.74)	(1.06)	(.87)	(.43)	(.16)
Net asset value, end of period	$ 16.67	$ 18.80	$ 20.47	$ 18.33	$ 13.28	$ 11.35
Total ReturnB,C	(4.80)%	(.37)%	18.61%	46.05%	21.11%	15.33%
Ratios to Average Net AssetsE,H
Expenses before reductions	.96%A	.98%	.94%	.91%	1.12%	2.68%A
Expenses net of fee waivers, if any	.96%A	.98%	.94%	.91%	1.12%	1.50%A
Expenses net of all reductions	.96%A	.97%	.92%	.88%	1.10%	1.47%A
Net investment income (loss)	2.16%A	1.09%	1.90%	2.35%	2.53%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,578	$ 12,259	$ 7,152	$ 4,162	$ 2,478	$ 1,225
Portfolio turnover rateF	111%A	84%	65%	62%	52%	47%A

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 12, 2002 (commencement of operations) to July 31, 2003. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $1.337 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,285,133
Unrealized depreciation	(28,672,866)
Net unrealized appreciation (depreciation)	$ 6,612,267

Cost for federal income tax purposes	$ 296,972,715

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,147,685 and $152,770,163, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.0%	.25%	$ 135,306	$ 18,060
Class T	.25%	.25%	229,022	-
Class B	.75%	.25%	108,087	81,064
Class C	.75%	.25%	153,020	32,096
			$ 625,435	$ 131,220

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,948
Class T	6,461
Class B*	34,852
Class C*	11,340
$ 80,601

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 162,773.30
Class T	143,381.31
Class B	32,545.30
Class C	45,884.30
Institutional Class	26,816.30
	$ 411,399

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,070 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $414 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $73,079.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $559 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,025. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,991
Institutional Class	120
$ 2,111

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $8,019.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31,	Year ended July 31,
	2008	2007
From net investment income
Class A	$ 1,028,404	$ 910,999
Class T	539,251	671,347
Class B	86,808	73,434
Class C	124,679	121,385
Institutional Class	292,962	104,002
Total	$ 2,072,104	$ 1,881,167

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

	Six months ended January 31,	Year ended July 31,
	2008	2007
From net realized gain
Class A	$ 6,384,488	$ 7,016,390
Class T	5,512,566	7,245,930
Class B	1,322,406	2,110,416
Class C	1,827,178	3,021,230
Institutional Class	725,051	614,563
Total	$ 15,771,689	$ 20,008,529

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2008	2007	2008	2007
Class A
Shares sold	1,122,460	4,162,272	$ 20,167,293	$ 91,668,160
Reinvestment of distributions	386,912	360,748	7,075,020	7,512,896
Shares redeemed	(2,057,878)	(2,390,088)	(37,291,714)	(51,262,823)
Net increase (decrease)	(548,506)	2,132,932	$ (10,049,401)	$ 47,918,233
Class T
Shares sold	518,524	3,133,447	$ 9,222,649	$ 69,066,846
Reinvestment of distributions	319,347	366,028	5,850,825	7,615,273
Shares redeemed	(1,596,338)	(2,592,591)	(28,881,291)	(55,812,105)
Net increase (decrease)	(758,467)	906,884	$ (13,807,817)	$ 20,870,014
Class B
Shares sold	53,270	522,263	$ 957,208	$ 11,374,401
Reinvestment of distributions	69,276	95,389	1,261,925	1,975,227
Shares redeemed	(416,645)	(618,201)	(7,503,545)	(13,210,441)
Net increase (decrease)	(294,099)	(549)	$ (5,284,412)	$ 139,187
Class C
Shares sold	156,329	1,257,900	$ 2,804,174	$ 27,435,286
Reinvestment of distributions	95,565	135,205	1,740,332	2,802,482
Shares redeemed	(727,624)	(1,217,050)	(13,202,031)	(25,938,064)
Net increase (decrease)	(475,730)	176,055	$ (8,657,525)	$ 4,299,704
Institutional Class
Shares sold	3,334,886	643,980	$ 55,152,992	$ 14,342,713
Reinvestment of distributions	40,847	30,501	744,359	638,492
Shares redeemed	(453,513)	(371,732)	(8,246,768)	(8,144,253)
Net increase (decrease)	2,922,220	302,749	$ 47,650,583	$ 6,836,952

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

(Fidelity Investment logo)(registered trademark)

AREI-USAN-0308
1.789731.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 1, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 1, 2008